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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-21531

TFS Capital Investment Trust

(Exact name of registrant as specified in charter)

1800 Bayberry Court, Suite 103 Richmond, Virginia	23226
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

 Ultimus Fund Solutions, LLC       225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401

Date of fiscal year end:         October 31, 2011

Date of reporting period:       October 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

ANNUAL REPORT
October 31, 2011

For more information or assistance in opening an account,
please call toll-free 1-888-534-2001.

LETTER TO SHAREHOLDERS

December 20, 2011

Dear Shareholder,

Enclosed is the Annual Report to shareholders of the TFS Market Neutral Fund (ticker: TFSMX) and the TFS Small Cap Fund (ticker: TFSSX) for the fiscal year ended October 31, 2011. On behalf of the investment manager, TFS Capital LLC (“TFS Capital”), I’d like to thank you for your investment.

At this time, we are pleased to announce that the TFS Capital Investment Trust expects to launch a new fund on, or before, December 31, 2011. We at TFS Capital are very excited about the opportunity to manage this new fund and look forward to sharing detailed information about the fund once it is effective with the Securities and Exchange Commission. Please visit www.TFSCapital.com for information about the new fund.

Below are performance highlights for the Funds.

TFS Market Neutral Fund (ticker: TFSMX)

	1-year return	3-year return	5-year return	Since Inception (9/7/2004)
TFS Market Neutral Fund	0.43%	7.14%	6.23%	7.76%
S&P 500® Index	8.09%	11.41%	0.25%	3.67%

Average annual total returns for periods ended October 31, 2011

TFSMX did not perform favorably in the most recent fiscal year, generating negative “alpha,” in aggregate, over the period (i.e., the return that cannot be explained by the Fund’s market exposure). Although the models of the Adviser did generate positive alpha during much of the period, they produced substantial negative alpha in the months leading up to the end of the fiscal year. The Adviser believes that this recent period of poor performance may have been influenced by the turmoil in Europe which likely caused the recent market volatility and an increase in correlation among individual small-cap stocks. These conditions are believed to be adverse to alpha production by the Adviser by limiting the opportunity to add value through stock selection. In addition, a sudden spike in expenses related to securities sold short also adversely affected performance.

TFSMX’s performance over longer-term periods compares favorably to the overall U.S. equity market as measured by the S&P® 500 Index. From inception through October 31, 2011, TFSMX generated a 7.76% average annual return and had an annualized standard deviation of 8.59%, whereas the S&P® 500 Index generated a 3.67% average annual return and had an annualized standard deviation of 22.70%. Therefore, from inception through October 31, 2011, TFSMX produced an average annual return that was 4.09 percentage points above that of the S&P 500® Index while subjecting investors to only 37.8% of the volatility. Based on its trailing 5-year return through October 31, 2011, TFSMX was ranked #1 among 44 funds in Morningstar’s “Market Neutral” category and, for the same period, was ranked #1 among 36 funds in the Lipper “Equity Market Neutral” category.1

The broad U.S. equity market experienced a strong gain during the fiscal period of 8.09% but this had little impact on TFSMX given its ongoing hedge and corresponding low “beta” (i.e., market exposure) during the period. Similar to prior periods, TFSMX’s returns were largely driven by equity selection by the portfolio management team. In making these selections, the portfolio management team continued to follow TFS Capital’s proprietary stock selection models. These models are designed to predict the future performance of individual stocks and closed-end-funds relative to the overall U.S. equity market.

The strategies used in managing TFSMX have resulted in the Fund having a low historical correlation to other asset classes. According to Modern Portfolio Theory, investors may benefit by combining non-correlated investments. For your reference, below are the Fund’s correlations to several other asset classes. It is notable that the Fund has seen a substantial rise in correlation to the equity indices, especially in recent months.

Index	Correlation Since Inception
S&P 500® Index	0.60
Russell 2000® Index	0.58
MSCI EAFE Index	0.50
Barclays Capital U.S. Agg. Bond Index	-0.15
Wilshire REIT ETF Index	0.42
Dow Jones Commodity Futures	0.44

As mentioned in our Semi-Annual Report letter, the TFS Market Neutral Fund is currently operating under a new policy for accepting additional investments (the “Subscription Policy”). Given its significant asset growth and the limited capacity of the Fund’s investment strategies, TFS Market Neutral Fund filed a prospectus supplement dated May 17, 2011 that describes the new Subscription Policy. The intent of the new Subscription Policy is to manage the growth of the Fund. TFS Capital believes that this action may assist the portfolio management team in its effort to maintain the Fund’s high standard of performance.

TFS Small Cap Fund (ticker: TFSSX)

	1-year return	3-year return	5-year return	Since Inception (3/7/2006)
TFS Small Cap Fund	6.68%	23.47%	6.86%	7.48%
Russell 2000® Index	6.71%	12.87%	0.68%	1.84%

Average annual total returns for periods ended October 31, 2011

During the fiscal period, TFSSX underperformed its benchmark, the Russell 2000® Index. TFSSX’s returns were heavily impacted by the movement of the U.S. “small-cap” equity sector as evidenced by the narrow difference between the Fund and benchmark return (i.e., 6.68% versus 6.71%). Given its long-only mandate, the Fund will generally have a high correlation to U.S. small-cap equity market movements with any deviation attributable to TFS Capital’s equity selection. The models utilized by TFS Capital to select securities did not, net of Fund expenses, materially add or subtract alpha during the most recent fiscal year.

Over a longer-term period, TFSSX achieved its objective of outperforming the Russell 2000® Index. In fact, the Fund now has over a 5-year track record and achieved an average annual return since inception that is 5.64 percentage points higher than that of the Russell 2000® Index. Based on its trailing 5-year return through October 31, 2011, TFSSX was ranked #5 among 487 funds in Morningstar’s Small Blend category and, for the same period, was ranked #12 among 513 funds in the Lipper Small Cap Core category.2

Despite the Funds’ excellent long-term performance, we do not recommend allocating a high percentage of one’s assets to either Fund given the risks inherent in the Funds. Rather, we believe that they are best used as a component of a diversified portfolio of investments. If you have any questions about the Funds or TFS Capital, please contact us.

Best regards,

Larry S. Eiben
Chief Operating Officer & Co-Portfolio Manager
TFS Capital LLC

The performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Funds charge a 2% redemption penalty on shares invested for less than 90 days. If shares are redeemed within the 90 day period, investment returns would be reduced from those shown above. Fee waivers and/or expense reimbursements by the Adviser have positively impacted the Funds’ performance. Without such waivers and/or reimbursements, performance would have been lower. An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. To obtain a summary prospectus and/or prospectus, which each contain this and other important information, go to www.TFSCapital.com or call (888) 534-2001. Please read the summary prospectus and/or prospectus carefully before investing. The Funds may not be suitable for all investors.

1
In the Lipper “Equity Market Neutral” category, TFSMX was ranked #1 out of 34 using its 5-year return and #6 out of 50 using its 3-year return. At 10/31/2011, Lipper did not make 1-year rankings available to the public. In the Morningstar “Market Neutral” category, TFSMX was ranked #1 out of 44 using its 5-year return, #2 out of 49 using its 3-year return and #48 out of 89 using its 1-year return.

2
In the Lipper, “Small Cap Core” category, TFSSX was ranked #12 out of 513 using its 5-year return and #12 out of 642 using its 3-year return. At 10/31/2011, Lipper did not make 1-year rankings available to the public. In the Morningstar “Small Blend” category, TFSSX was ranked #5 out of 487 using its 5-year return, #10 out of 573 using its 3-year return and #319 out of 651 using its 1-year return.

Ranking information provided by Lipper and Morningstar for the periods ended October 31, 2011. TFSSX was assigned by Lipper to the Small-Cap Core category and by Morningstar to the Small Blend category. TFSMX was assigned by Lipper to the Equity Market Neutral category and by Morningstar to the Market Neutral category. The Funds are ranked based on total return and are ranked within a universe of funds with similar investment objectives. Rankings include the reinvestment of dividends and capital gains but exclude the effect of a fund’s sales load, if applicable. Fund rankings are calculated monthly by Lipper Analytical Services of New York and Morningstar, Inc. of Chicago. Lipper Inc. and Morningstar Inc. are nationally recognized organizations that rank the performance of mutual funds.

TFS MARKET NEUTRAL FUND PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in the
TFS Market Neutral Fund versus the S&P 500® Index

Average Annual Total Returns(a) For the periods ended October 31, 2011
	1 Year	5 Years	Since Inception(b)
TFS Market Neutral Fund	0.43%	6.23%	7.76%
S&P 500® Index	8.09%	0.25%	3.67%

(a)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Initial public offering of shares was September 7, 2004.

TFS SMALL CAP FUND PERFORMANCE INFORMATION (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in the
TFS Small Cap Fund versus the Russell 2000® Index

Average Annual Total Returns(a) For the periods ended October 31, 2011
	1 Year	5 Years	Since Inception(b)
TFS Small Cap Fund	6.68%	6.86%	7.48%
Russell 2000® Index	6.71%	0.68%	1.84%

(a)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Initial public offering of shares was March 7, 2006.

TFS MARKET NEUTRAL FUND PORTFOLIO INFORMATION October 31, 2011 (Unaudited)

TFS Market Neutral Fund vs S&P 500® Index
Net Sector Exposure*

*
The net percentages for the TFS Market Neutral Fund are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages are not likely to total to 100%.

Top 10 Long Equity Positions		Top 10 Short Equity Positions
Security Description	% of Net Assets	Security Description	% of Net Assets
NetLogic Microsystems, Inc.	0.70%	Hollysys Automation Technologies Ltd.	0.49%
Liz Claiborne, Inc.	0.41%	Travelzoo, Inc.	0.48%
Ingram Micro, Inc. - Class A	0.40%	AVANIR Pharmaceuticals, Inc. - Class A	0.47%
RightNow Technologies, Inc.	0.40%	Titan International, Inc.	0.41%
Jazz Pharmaceuticals, Inc.	0.37%	Rubicon Technology, Inc.	0.40%
Tech Data Corporation	0.37%	Education Management Corporation	0.40%
Steel Dynamics, Inc.	0.36%	Bridgepoint Education, Inc.	0.37%
Rockwood Holdings, Inc.	0.36%	LinkedIn Corporation - Class A	0.36%
SEI Investments Company	0.35%	Oncothyreon, Inc.	0.36%
Graco, Inc.	0.33%	AsiaInfo-Linkage, Inc.	0.35%

TFS SMALL CAP FUND PORTFOLIO INFORMATION October 31, 2011 (Unaudited)

TFS Small Cap Fund
Sector Allocation (% of Net Assets)

Top 10 Equity Holdings
Security Description	% of Net Assets
Con-way, Inc.	0.63%
TiVo, Inc.	0.63%
W.R. Grace & Company	0.59%
Thor Industries, Inc.	0.58%
WebMD Health Corporation	0.58%
Kennametal, Inc.	0.56%
Huntsman Corporation	0.56%
Robbins & Myers, Inc.	0.56%
ADTRAN, Inc.	0.55%
Actuant Corporation - Class A	0.55%

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* October 31, 2011

COMMON STOCKS — 92.6%	Shares	Value
Consumer Discretionary — 12.6%
Auto Components — 1.4%
Standard Motor Products, Inc. (a)	284,571	$4,425,079
Other Auto Components (b)		20,595,840
		25,020,919
Automobiles — 0.2%
Other Automobiles (b)		2,955,728

Distributors — 0.2%
Other Distributors (b)		3,885,246

Diversified Consumer Services — 0.8%
Other Diversified Consumer Services (b)		14,553,077

Hotels, Restaurants & Leisure — 2.8%
Buffalo Wild Wings, Inc. (a) (c)	71,726	4,749,696
Other Hotels, Restaurants & Leisure (b)		45,209,169
		49,958,865
Household Durables — 0.7%
Other Household Durables (b)		13,011,129

Internet & Catalog Retail — 0.2%
Other Internet & Catalog Retail (b)		2,967,754

Leisure Equipment & Products — 0.7%
Arctic Cat, Inc. (a) (c)	191,134	3,881,932
Polaris Industries, Inc. (a)	76,123	4,821,631
Other Leisure Equipment & Products (b)		3,596,952
		12,300,515
Media — 1.6%
Other Media (b)		27,638,609

Multiline Retail — 0.3%
Other Multiline Retail (b)		4,770,523

Specialty Retail — 2.1%
Other Specialty Retail (b)		36,981,188

Textiles, Apparel & Luxury Goods — 1.6%
Jones Group, Inc. (The) (a)	389,282	4,348,280
Liz Claiborne, Inc. (a) (c)	910,239	7,291,014
Skechers U.S.A., Inc. - Class A (a) (c)	362,512	5,169,421
Other Textiles, Apparel & Luxury Goods (b)		10,928,277
		27,736,992
Consumer Staples — 2.4%
Beverages — 0.2%
Other Beverages (b)		4,305,852

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 92.6% (Continued)	Shares	Value
Consumer Staples — 2.4% (Continued)
Food & Staples Retailing — 0.7%
Other Food & Staples Retailing (b)		$11,876,479

Food Products — 0.9%
Other Food Products (b)		15,520,126

Household Products — 0.1%
Other Household Products (b)		1,548,425

Personal Products — 0.5%
Other Personal Products (b)		8,247,970

Tobacco — 0.0% (e)
Other Tobacco (b)		88,834

Energy — 6.4%
Energy Equipment & Services — 2.1%
Basic Energy Services, Inc. (c)	238,007	4,365,048
Other Energy Equipment & Services (b)		32,956,493
		37,321,541
Oil, Gas & Consumable Fuels — 4.3%
Energy XXI (Bermuda) Ltd. (a) (c)	142,048	4,171,950
Kodiak Oil & Gas Corporation (a) (c)	767,252	5,301,711
Other Oil, Gas & Consumable Fuels (b)		66,436,490
		75,910,151
Financials — 15.7%
Capital Markets — 2.4%
SEI Investments Company (a)	381,408	6,174,996
Other Capital Markets (b)		36,881,785
		43,056,781
Commercial Banks — 3.5%
Hancock Holding Company (a)	156,757	4,749,737
Other Commercial Banks (b)		56,771,352
		61,521,089
Consumer Finance — 0.6%
Other Consumer Finance (b)		10,440,871

Diversified Financial Services — 0.5%
Other Diversified Financial Services (b)		9,281,069

Insurance — 3.0%
Assured Guaranty Ltd. (a)	387,263	4,933,731
Harleysville Group, Inc. (a)	69,147	4,063,078
Other Insurance (b)		42,912,711
		51,909,520
Real Estate Investment Trusts (REIT) - 4.3%
Other Real Estate Investment Trusts (REIT) (b)		74,888,611

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 92.6% (Continued)	Shares	Value
Financials — 15.7% (Continued)
Real Estate Management & Development — 0.4%
Other Real Estate Management & Development (b)		$6,698,723

Thrifts & Mortgage Finance — 1.0%
PMI Group, Inc. (The) (a) (c) (d)	394,653	123,132
ViewPoint Financial Group (a)	301,957	3,886,187
Other Thrifts & Mortgage Finance (b)		14,278,327
		18,287,646
Health Care — 12.7%
Biotechnology — 2.2%
Other Biotechnology (b)		39,460,242

Health Care Equipment & Supplies — 3.3%
Thoratec Corporation (a) (c)	113,426	4,141,183
Other Health Care Equipment & Supplies (b)		54,931,876
		59,073,059
Health Care Providers & Services — 3.0%
Molina Healthcare, Inc. (a) (c)	202,660	4,292,339
Omnicare, Inc.	148,103	4,416,431
Other Health Care Providers & Services (b)		43,380,192
		52,088,962
Health Care Technology — 1.2%
athenahealth, Inc. (c)	80,633	4,266,292
Other Health Care Technology (b)		16,208,559
		20,474,851
Life Sciences Tools & Services — 1.1%
Other Life Sciences Tools & Services (b)		20,077,726

Pharmaceuticals — 1.9%
Jazz Pharmaceuticals, Inc. (a) (c)	168,354	6,559,072
Par Pharmaceutical Companies, Inc. (a) (c)	138,357	4,233,724
Other Pharmaceuticals (b)		22,256,055
		33,048,851
Industrials — 16.8%
Aerospace & Defense — 1.2%
Triumph Group, Inc. (a)	70,664	4,105,578
Other Aerospace & Defense (b)		17,972,772
		22,078,350
Air Freight & Logistics — 0.7%
Other Air Freight & Logistics (b)		12,961,633

Airlines — 0.9%
Alaska Air Group, Inc. (a) (c)	68,765	4,574,935
JetBlue Airways Corporation (a) (c)	1,053,077	4,717,785
Other Airlines (b)		6,032,599
		15,325,319

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 92.6% (Continued)	Shares	Value
Industrials — 16.8% (Continued)
Building Products — 0.8%
Other Building Products (b)		$13,757,893

Commercial Services & Supplies — 2.4%
Avery Dennison Corporation	158,702	4,221,473
Other Commercial Services & Supplies (b)		37,339,104
		41,560,577
Construction & Engineering — 0.9%
Chicago Bridge & Iron Company N.V.	143,266	5,240,670
Other Construction & Engineering (b)		10,011,883
		15,252,553
Electrical Equipment — 1.0%
Other Electrical Equipment (b)		18,610,663

Industrial Conglomerates — 0.4%
Other Industrial Conglomerates (b)		6,322,324

Machinery — 4.3%
Actuant Corporation - Class A (a)	221,259	4,978,328
Graco, Inc. (a)	136,463	5,859,721
WABCO Holdings, Inc. (a) (c)	95,985	4,819,407
Wabtec Corporation (a)	77,828	5,228,485
Other Machinery (b)		54,894,425
		75,780,366
Marine — 0.4%
Other Marine (b)		7,309,942

Professional Services — 1.0%
Other Professional Services (b)		17,127,785

Road & Rail — 2.1%
Avis Budget Group, Inc. (a) (c)	377,332	5,320,381
Con-way, Inc. (a)	169,565	4,997,081
Knight Transportation, Inc. (a)	304,261	4,624,767
Other Road & Rail (b)		22,489,417
		37,431,646
Trading Companies & Distributors — 0.6%
Other Trading Companies & Distributors (b)		11,075,799

Transportation Infrastructure — 0.1%
Other Transportation Infrastructure (b)		1,481,353

Information Technology — 16.9%
Communications Equipment — 2.1%
ADTRAN, Inc. (a)	143,376	4,817,434
Comtech Telecommunications Corporation (a)	142,853	4,729,863
Riverbed Technology, Inc. (a) (c)	163,849	4,518,955
Other Communications Equipment (b)		23,335,184
		37,401,436

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 92.6% (Continued)	Shares	Value
Information Technology — 16.9% (Continued)
Computers & Peripherals — 0.8%
Other Computers & Peripherals (b)		$13,411,015

Electronic Equipment, Instruments & Components — 3.1%
Ingram Micro, Inc. - Class A (a) (c)	396,952	7,097,502
Tech Data Corporation (a) (c)	132,632	6,522,842
Other Electronic Equipment, Instruments & Components (b)		41,535,140
		55,155,484
Internet Software & Services — 2.1%
RightNow Technologies, Inc. (a) (c)	164,205	7,062,457
Other Internet Software & Services (b)		29,757,660
		36,820,117
IT Services — 2.1%
NeuStar, Inc. - Class A (a) (c)	176,238	5,602,606
Other IT Services (b)		31,937,509
		37,540,115
Office Electronics — 0.1%
Other Office Electronics (b)		770,018

Semiconductors & Semiconductor Equipment — 3.7%
Brooks Automation, Inc. (a)	393,453	4,111,584
MEMC Electronic Materials, Inc. (a) (c)	820,101	4,912,405
NetLogic Microsystems, Inc. (a) (c)	252,378	12,416,998
Other Semiconductors & Semiconductor Equipment (b)		43,422,573
		64,863,560
Software — 2.9%
CommVault Systems, Inc. (a) (c)	129,881	5,530,333
SolarWinds, Inc. (a) (c)	144,112	4,159,072
Other Software (b)		41,652,271
		51,341,676
Materials — 6.0%
Chemicals — 2.3%
Rockwood Holdings, Inc. (a) (c)	139,282	6,412,543
Valspar Corporation (The) (a)	130,458	4,549,070
Other Chemicals (b)		30,323,481
		41,285,094
Construction Materials — 0.0% (e)
Other Construction Materials (b)		65,271

Containers & Packaging — 0.7%
Other Containers & Packaging (b)		11,691,387

Metals & Mining — 2.7%
Steel Dynamics, Inc. (a)	513,689	6,415,976
Other Metals & Mining (b)		41,855,514
		48,271,490

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 92.6% (Continued)	Shares	Value
Materials — 6.0% (Continued)
Paper & Forest Products — 0.3%
Other Paper & Forest Products (b)		$5,334,695

Telecommunication Services — 1.3%
Diversified Telecommunication Services — 1.0%
PAETEC Holding Corporation (a) (c)	854,537	4,682,863
Other Diversified Telecommunication Services (b)		12,601,055
		17,283,918
Wireless Telecommunication Services — 0.3%
Other Wireless Telecommunication Services (b)		4,995,284

Utilities — 1.8%
Electric Utilities — 0.5%
Other Electric Utilities (b)		9,240,707

Gas Utilities — 0.6%
Southwest Gas Corporation (a)	97,963	3,867,579
Other Gas Utilities (b)		7,016,127
		10,883,706
Independent Power Producers & Energy Traders — 0.1%
Other Independent Power Producers & Energy Traders (b)		1,782,324

Multi-Utilities — 0.4%
Other Multi-Utilities (b)		7,304,009

Water Utilities — 0.2%
Other Water Utilities (b)		3,401,815

Total Common Stocks (Cost $1,554,533,324)		$1,631,827,248

CLOSED-END FUNDS — 3.9%	Shares	Value
Other Closed-End Funds (b) (Cost $67,273,863)		$69,536,407

EXCHANGE-TRADED FUNDS — 0.0% (e)	Shares	Value
Other Exchange-Traded Funds (b) (Cost $2,126)		$2,308

OPEN-END FUNDS — 0.0% (e)	Shares	Value
Other Open-End Funds (b) (Cost $885)		$1,002

TFS MARKET NEUTRAL FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

RIGHTS — 0.0% (e)	Shares	Value
Other Rights (b) (Cost $0)		$10,057

WARRANTS — 0.0%	Shares	Value
Magnum Hunter Resources Corporation (a) (d) (Cost $0)	70	$—

CORPORATE BONDS — 0.0% (e)	Par Value	Value
Financials — 0.0% (e)
Other Financials (b) (Cost $0)		$2,036

Total Investments at Value — 96.5% (Cost $1,621,810,198)		$1,701,379,058

Other Assets in Excess of Liabilities — 3.5%		60,886,128

Net Assets — 100.0%		$1,762,265,186

*	A complete Schedule of Investments is available without charge upon request by calling toll-free 1-888-534-2001 or on the SEC’s website at http://www.sec.gov.

(a)	All or a portion of the shares have been committed as collateral for open short positions.

(b)
Represents securities at fair-value as of October 31, 2011 and 1) issuers not identified as a top 50 holding in terms of market value and 2) issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of October 31, 2011.

(c)	Non-income producing security.

(d)	Securities fair-valued under supervision of the Board of Trustees totaled $123,132 at October 31, 2011, representing 0.0%(e) of net assets (Note 2).

(e)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT October 31, 2011

COMMON STOCKS — 62.3%	Shares	Value
Consumer Discretionary — 8.8%
Auto Components — 0.4%
Amerigon, Inc.	28,047	$430,241
China Automotive Systems, Inc.	91,471	482,052
China XD Plastics Company Ltd.	13,304	58,006
Cooper Tire & Rubber Company	283,714	4,065,622
Goodyear Tire & Rubber Company (The)	67,595	970,664
Quantum Fuel Systems Technologies Worldwide, Inc.	253,837	538,134
Wonder Auto Technology, Inc.	17,927	19,540
		6,564,259
Automobiles — 0.3%
Kandi Technologies Corporation	96,658	244,545
Tesla Motors, Inc.	113,970	3,347,299
Winnebago Industries, Inc.	187,052	1,522,603
		5,114,447
Distributors — 0.0% (b)
Core-Mark Holding Company, Inc.	13,326	446,288
Pool Corporation	65	1,899
Weyco Group, Inc.	121	2,868
		451,055
Diversified Consumer Services — 1.4%
American Public Education, Inc.	6,989	250,276
Bridgepoint Education, Inc.	298,330	6,464,811
Carriage Services, Inc.	400	2,384
ChinaCast Education Corporation	340,762	1,369,863
Collectors Universe, Inc.	125	1,933
Corinthian Colleges, Inc.	1,075,692	2,054,572
CPI Corporation	5,636	33,647
DeVry, Inc.	21	791
Education Management Corporation	352,650	7,003,629
Matthews International Corporation - Class A	3,819	134,200
Regis Corporation	92,778	1,517,848
School Specialty, Inc.	213,513	1,633,374
Stewart Enterprises, Inc. - Class A	292,364	1,882,824
StoneMor Partners, L.P.	100	2,901
Strayer Education, Inc.	23,424	1,995,959
		24,349,012
Hotels, Restaurants & Leisure — 0.4%
Asia Entertainment & Resources Ltd.	7,572	49,597
Boyd Gaming Corporation	309,032	2,002,527
Cheesecake Factory, Inc. (The)	200	5,598
Denny's Corporation	468,143	1,685,315
Dunkin' Brands Group, Inc.	37,529	1,092,469
Gaylord Entertainment Company	14,752	345,049
International Speedway Corporation - Class A	58	1,384
Jamba, Inc.	28,151	47,857
Morgans Hotel Group Company	57,939	377,183
Multimedia Games Holding Company, Inc.	691	4,567
O'Charley's, Inc.	124,728	774,561

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.3% (Continued)	Shares	Value
Consumer Discretionary — 8.8% (Continued)
Hotels, Restaurants & Leisure — 0.4% (Continued)
Peet's Coffee & Tea, Inc.	1,961	$124,955
PokerTek, Inc.	520	458
Red Lion Hotels Corporation	200	1,390
Ruth's Hospitality Group, Inc.	143,778	678,632
Shuffle Master, Inc.	4	42
Speedway Motorsports, Inc.	5,939	77,207
Star Buffet, Inc.	600	186
Town Sports International Holdings, Inc.	100	868
Universal Travel Group (a)	238,516	472,262
		7,742,107
Household Durables — 1.6%
American Greetings Corporation - Class A	128,674	2,060,071
Beazer Homes USA, Inc.	992,120	2,133,058
Cavco Industries, Inc.	3,730	167,962
Comstock Homebuilding Companies, Inc. - Class A	35,501	41,536
Deer Consumer Products, Inc.	140,505	709,550
Ethan Allen Interiors, Inc.	76,587	1,516,423
Flexsteel Industries, Inc.	100	1,425
Furniture Brands International, Inc.	1,958	3,740
Garmin Ltd.	5,306	182,473
Hooker Furniture Corporation	224	2,173
Hovnanian Enterprises, Inc. - Class A	1,212,697	1,746,284
iRobot Corporation	76,466	2,589,139
KB Home	220,053	1,533,769
Lennar Corporation - Class A	204,959	3,390,022
M/I Homes, Inc.	6,079	45,410
Mad Catz Interactive, Inc.	519,541	432,778
MDC Holdings, Inc.	20,719	464,106
PulteGroup, Inc.	661	3,424
Sealy Corporation	320,239	496,370
Skullcandy, Inc.	30,559	481,304
SodaStream International Ltd.	37,000	1,260,960
Standard Pacific Corporation	317,976	966,647
Toll Brothers, Inc.	275,686	4,807,964
Universal Electronics, Inc.	30,619	569,207
ZAGG, Inc.	235,805	3,181,009
		28,786,804
Internet & Catalog Retail — 0.5%
Blue Nile, Inc.	11,174	504,283
E-Commerce China Dangdang, Inc. - ADR	99,715	695,014
Gaiam, Inc. - Class A	519	2,008
HomeAway, Inc.	4,546	150,245
MakeMyTrip Ltd.	29,570	887,396
NutriSystem, Inc.	192,418	2,378,286
Overstock.com, Inc.	85,927	713,194
PetMed Express, Inc.	275,131	2,743,056
		8,073,482

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.3% (Continued)	Shares	Value
Consumer Discretionary — 8.8% (Continued)
Leisure Equipment & Products — 0.3%
Callaway Golf Company	469,903	$2,730,136
JAKKS Pacific, Inc.	90,877	1,723,937
Johnson Outdoors, Inc.	77	1,431
Nautilus, Inc.	1,102	2,226
Summer Infant, Inc.	7	55
		4,457,785
Media — 1.0%
AH Belo Corporation - Class A	65	325
Atrinsic, Inc.	87,591	144,525
Carmike Cinemas, Inc.	28,640	185,587
China MediaExpress Holdings, Inc.	146,250	24,862
China Yida Holding Company	5,003	15,009
Clear Channel Outdoor Holdings, Inc.	300	3,300
Cumulus Media, Inc. - Class A	151,791	456,891
DG FastChannel, Inc.	38,693	721,238
Entercom Communications Corporation - Class A	182,743	1,198,794
Gannett Company, Inc.	123,600	1,444,884
Harte-Hanks, Inc.	1,000	8,780
Journal Communications, Inc.	21,249	82,021
Lee Enterprises, Inc.	125,766	89,294
Live Nation, Inc.	970	9,108
LodgeNet Interactive Corporation	31,165	62,330
Martha Stewart Living Omnimedia, Inc. - Class A	32,374	125,287
McClatchy Company (The) - Class A	877,867	1,378,251
Media General, Inc. - Class A	167,618	506,206
Meredith Corporation	92,725	2,487,812
Pandora Media, Inc.	266,031	4,203,290
Radio One, Inc. - Class D	4,231	5,543
ReachLocal, Inc.	53,849	539,028
Scholastic Corporation	66,106	1,774,946
SearchMedia Holdings Ltd.	1,000	1,210
SPAR Group, Inc.	500	525
SuperMedia, Inc.	79,227	137,063
Valassis Communications, Inc.	80,062	1,563,611
Viacom, Inc. - Class A	4,097	218,944
Westwood One, Inc. - Class A	1,286	5,620
		17,394,284
Multiline Retail — 0.2%
Big Lots, Inc.	9,665	364,274
Bon-Ton Stores, Inc. (The)	88,228	465,844
Dillard's, Inc. - Class A	1,545	79,614
Fred's, Inc. - Class A	161,334	1,966,661
Tuesday Morning Corporation	239,822	868,156
		3,744,549
Specialty Retail — 2.2%
ANN, Inc.	2,625	69,930
AutoChina International Ltd.	881	17,840
AutoNation, Inc.	1,200	46,728

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.3% (Continued)	Shares	Value
Consumer Discretionary — 8.8% (Continued)
Specialty Retail — 2.2% (Continued)
Barnes & Noble, Inc.	30,726	$377,008
Books-A-Million, Inc.	8,500	18,870
Borders Group, Inc.	21,200	426
Brown Shoe Company, Inc.	218,418	1,946,104
Buckle, Inc. (The)	22,852	1,018,285
Build-A-Bear Workshop, Inc.	17,489	114,553
Cabela's, Inc. - Class A	1,356	33,792
Cache, Inc.	167	878
Casual Male Retail Group, Inc.	2,281	9,466
Cato Corporation (The) - Class A	52	1,333
Children's Place Retail Stores, Inc. (The)	17,298	812,141
China Auto Logistics, Inc.	2,600	2,652
Citi Trends, Inc.	17,970	222,648
Collective Brands, Inc.	207	3,024
Conn's, Inc.	300,395	2,766,638
Cost Plus, Inc.	228,224	1,800,687
Finish Line, Inc. (The)	45	905
GameStop Corporation - Class A	74	1,892
hhgregg, Inc.	348,631	4,445,045
Hibbett Sports, Inc.	99,217	4,086,748
Hot Topic, Inc.	75,274	569,071
Jos. A. Bank Clothiers, Inc.	22,222	1,187,544
Lithia Motors, Inc.	18,047	371,227
Lumber Liquidators Holdings, Inc.	155,208	2,323,464
MarineMax, Inc.	143,867	1,171,077
Men's Warehouse, Inc. (The)	154,590	4,773,739
OfficeMax, Inc.	1,758	9,001
Pacific Sunwear of California, Inc.	92,935	116,169
Penske Auto Group, Inc.	8,051	164,160
Pep Boys - Manny Moe & Jack (The)	144,978	1,667,247
rue21, inc.	94,573	2,519,425
Stage Stores, Inc.	111,728	1,746,309
Syms Corp	160	1,250
Talbots, Inc. (The)	1,329,655	3,496,993
Williams-Sonoma, Inc.	1,700	63,818
Zale Corporation	100	369
Zumiez, Inc.	58,770	1,337,018
		39,315,474
Textiles, Apparel & Luxury Goods — 0.5%
American Apparel, Inc.	273,935	238,323
Carter's, Inc.	39,834	1,517,277
Cherokee, Inc.	8,242	108,300
Columbia Sportswear Company	10,544	566,635
CROCS, Inc.	1,713	30,269
Delta Apparel, Inc.	211	3,800
DGSE Companies, Inc.	1,145	9,446
Forward Industries, Inc.	100	202
Hanesbrands, Inc.	346	9,124

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.3% (Continued)	Shares	Value
Consumer Discretionary — 8.8% (Continued)
Textiles, Apparel & Luxury Goods — 0.5% (Continued)
Heelys, Inc.	200	$398
Joe's Jeans, Inc.	100	55
Kingold Jewelry, Inc.	649	837
K-Swiss, Inc. - Class A	234,741	1,056,334
Movado Group, Inc.	92,285	1,543,928
Perry Ellis International, Inc.	6,747	169,350
R.G. Barry Corporation	24	267
Under Armour, Inc. - Class A	52,729	4,450,855
		9,705,400
Consumer Staples — 2.0%
Beverages — 0.3%
China New Borun Corporation	177,940	774,039
Heckmann Corporation	575,235	3,445,658
MGP Ingredients, Inc.	56	367
		4,220,064
Food & Staples Retailing — 0.0% (b)
Arden Group, Inc. - Class A	39	3,537
Great Atlantic & Pacific Tea Company, Inc. (The)	845,066	137,746
Ingles Markets, Inc. - Class A	87	1,314
Pizza Inn Holdings, Inc.	188	827
United Natural Foods, Inc.	700	25,557
Village Super Market, Inc. - Class A	25	709
		169,690
Food Products — 1.1%
AgFeed Industries, Inc.	160,993	104,645
Calavo Growers, Inc.	120,582	2,721,536
Cal-Maine Foods, Inc.	115,567	3,850,692
China Marine Food Group Ltd.	61,176	97,270
Chiquita Brands International, Inc.	975	8,658
Coffee Holding Company, Inc.	47,046	491,160
Cosan Ltd.	2,962	35,544
Dole Food Company, Inc.	225,504	2,385,832
Farmer Brothers Company	1,300	7,605
Feihe International, Inc.	241,388	1,296,254
Flowers Foods, Inc.	228,707	4,617,594
John B. Sanfilippo & Son, Inc.	56	482
Lancaster Colony Corporation	11,634	773,894
Le Gaga Holdings Ltd.	1,599	6,524
Lifeway Foods, Inc.	11,220	118,259
Limoneira Company	284	4,927
Seneca Foods Corporation - Class A	30	632
SkyPeople Fruit Juice, Inc.	12,491	24,857
Tootsie Roll Industries, Inc.	22,270	551,628
Yuhe International, Inc.	109,183	98,265
Zhongpin, Inc.	299,153	2,761,182
		19,957,440
Household Products — 0.0% (b)
Central Garden & Pet Company	13,954	120,702

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.3% (Continued)	Shares	Value
Consumer Staples — 2.0% (Continued)
Household Products — 0.0% (b) (Continued)
Spectrum Brands Holdings, Inc.	300	$7,614
WD-40 Company	4,040	177,841
		306,157
Personal Products — 0.3%
China Sky One Medical, Inc.	195,854	393,666
China-Biotics, Inc.	591,624	307,644
Medifast, Inc.	43,106	708,663
Nature's Sunshine Products, Inc.	74	1,285
Neptune Technologies & Bioressources, Inc.	15,101	41,679
Synutra International, Inc.	103,885	690,835
USANA Health Sciences, Inc.	84,838	2,935,395
		5,079,167
Tobacco — 0.3%
Alliance One International, Inc.	403,416	1,077,121
Star Scientific, Inc.	1,408,832	4,085,613
Universal Corporation	18,547	794,182
		5,956,916
Energy — 4.4%
Energy Equipment & Services — 0.5%
Dawson Geophysical Company	12,478	360,614
Diamond Offshore Drilling, Inc.	2,200	144,188
ENGlobal Corporation	100	261
Exterran Holdings, Inc.	148,310	1,408,945
Geokinetics, Inc.	1,864	6,095
Global Industries Ltd.	551	4,380
Gulf Island Fabrication, Inc.	55	1,532
Hercules Offshore, Inc.	229,885	871,264
ION Geophysical Corporation	23,246	177,135
Natural Gas Services Group, Inc.	54,306	747,251
PHI, Inc.	1,551	34,231
Recon Technology Ltd.	200	166
Seadrill Ltd.	73,474	2,434,194
SulphCo, Inc.	486,090	1,750
Superior Energy Services, Inc.	110,803	3,115,780
TGC Industries, Inc.	600	3,348
Tidewater, Inc.	1,057	52,036
Willbros Group, Inc.	246	1,252
		9,364,422
Oil, Gas & Consumable Fuels — 3.9%
Abraxas Petroleum Corporation	608,455	2,372,974
Amyris, Inc.	44,369	909,564
Apco Oil and Gas International, Inc.	1,276	105,908
ATP Oil & Gas Corporation	126,481	1,334,375
BioFuel Energy Corporation	246,628	123,314
Blue Dolphin Energy Company	41,157	138,288
BMB Munai, Inc.	148	20
BPZ Resources, Inc.	1,167,792	3,491,698
Buckeye Partners, L.P.	152	10,268

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.3% (Continued)	Shares	Value
Energy — 4.4% (Continued)
Oil, Gas & Consumable Fuels — 3.9% (Continued)
CAMAC Energy, Inc.	22,976	$25,503
Cano Petroleum, Inc.	50,840	6,614
Capital Product Partners, L.P.	16,219	113,695
Carrizo Oil & Gas, Inc.	5,600	152,320
China Integrated Energy, Inc.	491,150	260,801
China North East Petroleum Holdings Ltd.	210,605	566,527
Clean Energy Fuels Corporation	279,697	3,306,019
Comstock Resources, Inc.	32,503	592,855
Constellation Energy Partners, LLC	1,600	4,304
Contango Oil & Gas Company	7,366	473,928
Cross Timbers Royalty Trust	87	4,089
DCP Midstream Partners, L.P.	1,100	48,334
Delek US Holdings, Inc.	34,873	504,961
DHT Holdings, Inc.	181,934	291,094
Dominion Resources Black Warrior Trust	400	3,796
ECA Marcellus Trust I	28,410	783,548
El Paso Pipeline Partners, L.P.	100	3,333
Enbridge Energy Management, LLC	34,252	1,055,647
Endeavour International Corporation	344,744	3,199,224
Energy Partners Ltd.	18,949	271,729
Energy Transfer Equity, L.P.	3,080	117,810
Enterprise Products Partners, L.P.	101	4,528
Evergreen Energy, Inc.	172,973	152,216
Evolution Petroleum Corporation	34,548	238,727
Frontline Ltd.	38,700	201,240
FX Energy, Inc.	279,836	1,656,629
General Maritime Corporation	30,008	7,802
GeoGlobal Resources, Inc.	294,532	71,424
GeoResources, Inc.	100,617	2,670,375
Gevo, Inc.	1,846	13,716
GMX Resources, Inc.	100	250
Green Plains Renewable Energy, Inc.	18,447	192,956
GreenHunter Energy, Inc.	2,800	1,896
Gulfport Energy Corporation	300	9,342
Harvest Natural Resources, Inc.	299,747	3,198,300
Houston American Energy Corporation	75,721	1,185,791
Hyperdynamics Corporation	435,572	2,134,303
Inergy, L.P.	1,400	40,194
InterOil Corporation	19,007	903,023
Isramco, Inc.	1,113	94,416
Kinder Morgan Management, LLC	15,774	1,044,893
Kinder Morgan, Inc.	29,538	844,787
KiOR, Inc. - Class A	27,926	461,617
Knightsbridge Tankers Ltd.	168,702	2,847,690
Kosmos Energy, LLC	15,200	235,600
L & L Energy, Inc.	490,656	1,329,678
Legacy Reserves, L.P.	858	25,285
Longwei Petroleum Investment Holding Ltd.	69,078	83,584
Lucas Energy, Inc.	227,846	389,617

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.3% (Continued)	Shares	Value
Energy — 4.4% (Continued)
Oil, Gas & Consumable Fuels — 3.9% (Continued)
Magnum Hunter Resources Corporation	426,380	$1,918,710
MarkWest Energy Partners, L.P.	300	14,949
Miller Energy Resources, Inc.	554,795	1,592,262
MV Oil Trust	9,270	337,521
New Concept Energy, Inc.	11,200	25,984
Nordic American Tankers Ltd.	210,725	3,038,654
NuStar GP Holdings, LLC	200	6,370
Oiltanking Partners, L.P.	100	2,720
ONEOK Partners, L.P.	2,523	126,150
Overseas Shipholding Group, Inc.	253,319	3,161,421
Pacific Ethanol, Inc.	407,867	187,619
Panhandle Oil & Gas, Inc.	100	3,332
Petroleum Development Corporation	62,629	1,635,243
Provident Energy Ltd.	300	2,718
Pyramid Oil Company	40,471	146,100
Resolute Energy Corporation	56,635	736,255
Rex Energy Corporation	67,877	1,050,736
Rosetta Resources, Inc.	2,600	115,284
Royale Energy, Inc.	204,838	637,046
SandRidge Energy, Inc.	31,125	238,417
SandRidge Mississippian Trust I	17,049	464,074
Scorpio Tankers, Inc.	2,282	14,582
Ship Finance International Ltd.	2,087	29,865
Sino Clean Energy, Inc.	88,671	105,962
Southern Union Company	40,017	1,681,915
Spectra Energy Partners, L.P.	11,602	360,590
Teekay Offshore Partners, L.P.	693	18,281
Teekay Tankers Ltd. - Class A	134,248	663,185
Tri-Valley Corporation	561,372	99,924
Uranerz Energy Corporation	469,929	1,071,438
Uranium Energy Corporation	994,209	3,340,542
Uranium Resources, Inc.	21,562	25,874
USEC, Inc.	602,792	1,265,863
Vanguard Natural Resources, LLC	13,056	379,538
Verenium Corporation	82,517	207,943
Whiting USA Trust I	55,782	978,974
Williams Partners, L.P.	200	11,866
World Fuel Services Corporation	32,320	1,287,952
Zion Oil & Gas, Inc.	300,672	874,956
		68,173,234
Financials — 10.8%
Capital Markets — 1.8%
AllianceBernstein Holding, L.P.	178,202	2,525,122
Apollo Investment Corporation	588,659	4,874,097
BGC Partners, Inc. - Class A	172,075	1,178,714
CIFC Corporation	600	3,324
Cowen Group, Inc.	430,103	1,169,880
Duff & Phelps Corporation	137,442	1,744,139

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.3% (Continued)	Shares	Value
Financials — 10.8% (Continued)
Capital Markets — 1.8% (Continued)
Eaton Vance Corporation	2,400	$63,096
Edelman Financial Group, Inc.	179	1,242
FBR Capital Markets Corporation	776	1,614
Federated Investors, Inc. - Class B	303,911	5,938,421
Fifth Street Finance Corporation	133,991	1,321,151
Financial Engines, Inc.	162,030	3,679,701
FXCM, Inc.	132,951	1,528,937
Gladstone Investment Corporation	366	2,741
Greenhill & Company, Inc.	3,987	150,629
Investors Capital Holdings Ltd.	600	2,820
KBW, Inc.	479	6,783
Main Street Capital Corporation	44,795	783,017
Medley Capital Corporation	784	7,299
MF Global Holdings Ltd.	523,833	628,600
MVC Capital, Inc.	3,093	39,992
Oppenheimer Holdings, Inc.	189	3,321
Penson Worldwide, Inc.	243,626	299,660
Piper Jaffray Companies, Inc.	251	5,211
Prospect Capital Corporation	452,687	4,332,215
Pzena Investment Management, Inc. - Class A	1,392	6,027
Safeguard Scientifics, Inc.	119,020	2,012,628
TICC Capital Corporation	28	249
Tortoise Capital Resources Corporation	48	364
U.S. Global Investors, Inc.	271	2,057
Westwood Holdings Group, Inc.	255	9,343
		32,322,394
Commercial Banks — 4.4%
Alliance Financial Corporation	3,248	100,006
American National Bankshares, Inc.	214	4,006
Ameris Bancorp	117,540	1,181,277
Ames National Corporation	150	2,763
Arrow Financial Corporation	23,355	545,106
BancTrust Financial Group, Inc.	5,150	8,394
Bank of the Ozarks, Inc.	63,275	1,573,649
Bridge Capital Holdings	1,177	12,982
Britton & Koontz Capital Corporation	50	296
Camden National Corporation	3	89
Capital City Bank Group, Inc.	52,728	537,298
Capitol Bancorp Ltd.	40,199	2,693
Cascade Bancorp	25,756	136,249
Center Bancorporation, Inc.	5,260	48,813
CenterState Banks, Inc.	117	665
Citizens Holding Company	1,201	21,468
Citizens Republic Bancorp, Inc.	10	90
City Bank	13,668	3,007
City Holding Company	81,133	2,666,030
City National Corporation	97,935	4,154,403
CoBiz Financial, Inc.	211,735	1,122,196

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.3% (Continued)	Shares	Value
Financials — 10.8% (Continued)
Commercial Banks — 4.4% (Continued)
Columbia Banking Systems, Inc.	107,370	$2,047,546
Community Bank System, Inc.	122,014	3,118,678
Community Trust Bancorp, Inc.	4,642	131,508
CVB Financial Corporation	235,691	2,288,560
Dearborn Bancorp, Inc.	136	88
Eagle Bancorp, Inc.	3,390	47,019
First BanCorp (North Carolina)	3,212	40,728
First BanCorp (Puerto Rico)	274,982	978,936
First Bancorp, Inc.	315	4,533
First Busey Corporation	384,008	1,958,441
First Commonwealth Financial Corporation	222,742	1,026,841
First Community Bancshares, Inc.	217	2,606
First Financial Bankshares, Inc.	116,585	3,702,740
First Horizon National Corporation	8	56
First of Long Island Corporation (The)	111	2,836
FirstMerit Corporation	4,700	65,847
FNB Corporation	255,702	2,580,033
Frontier Financial Corporation	10,459	575
German American Bancorp, Inc.	200	3,474
Great Southern Bancorp, Inc.	37,480	745,477
Green Bankshares, Inc.	81,194	112,048
Hampton Roads Bankshares, Inc.	40,735	178,827
Heartland Financial USA, Inc.	368	5,752
Heritage Financial Corporation	24,574	309,878
IBERIABANK Corporation	116,945	6,048,395
Independent Bank Corporation (Massachusetts)	118,262	3,065,351
Independent Bank Corporation (Michigan)	110,460	189,991
Lakeland Bancorp, Inc.	78,215	726,617
Macatawa Bank Corporation	75,547	201,710
MainSource Financial Group, Inc.	791	7,420
Mercantile Bancorp, Inc.	900	450
Mercantile Bank Corporation	19,216	175,442
Merchants Bancshares, Inc.	4	114
Nara Bancorp, Inc.	486,853	4,128,513
National Bankshares, Inc.	16,134	450,945
Old Second Bancorp, Inc.	45,303	58,894
Oriental Financial Group, Inc.	132,440	1,402,540
PAB Bankshares, Inc.	4,809	12
Pacific Mercantile Bancorp	1,019	3,098
PacWest Bancorp	14,278	251,864
Park National Corporation	52,031	3,106,771
Patriot National Bancorp	994	1,839
Pinnacle Financial Partners, Inc.	121,717	1,826,972
PremierWest Bancorp, Inc.	15,074	15,225
Princeton National Bancorp, Inc.	600	1,350
Prosperity Bancshares, Inc.	35,770	1,376,787
Renasant Corporation	108,045	1,558,009
Republic Bancorp, Inc. - Class A	3,580	72,817
S&T Bancorp, Inc.	115,807	2,162,117

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.3% (Continued)	Shares	Value
Financials — 10.8% (Continued)
Commercial Banks — 4.4% (Continued)
S.Y. Bancorp, Inc.	43,136	$887,739
Salisbury Bancorp, Inc.	300	6,900
Sandy Spring Bancorp, Inc.	228	3,878
SCBT Financial Corporation	9,471	279,679
Seacoast Banking Corporation of Florida	9,300	13,857
Security Bank Corporation	32,973	—
Sierra Bancorp	99	1,083
Simmons First National Corporation - Class A	9,081	235,743
Southern Connecticut Bancorp, Inc.	200	466
Southside Bancshares, Inc.	57,432	1,181,376
State Bank Financial Corporation	4,794	69,225
StellarOne Corporation	1,100	13,189
Sterling Bancorp	44,015	363,124
Suffolk Bancorp	51	434
Superior Bancorp	400	1
Susquehanna Bancshares, Inc.	227	1,648
Taylor Capital Group, Inc.	45,878	426,207
TCF Financial Corporation	70,986	755,291
Texas Capital Bancshares, Inc.	93,759	2,625,252
Tompkins Financial Corporation	36,178	1,426,499
TowneBank	158,538	1,975,383
Trico Bancshares	46,202	685,176
UMB Financial Corporation	9,551	352,145
United Bankshares, Inc.	36,867	875,223
United Security Bancshares	3,060	8,537
United Security Bancshares, Inc.	18	89
Univest Corporation of Pennsylvania	697	10,601
Valley National Bancorp	103,617	1,243,404
VIST Financial Corporation	200	1,360
Washington Banking Company	500	5,910
Washington Trust Bancorp, Inc.	5,323	124,984
Webster Financial Corporation	128,601	2,525,724
Wells Fargo & Company	1,600	41,456
West Bancorporation, Inc.	300	2,952
Westamerica Bancorporation	4,171	186,944
Wintrust Financial Corporation	97,409	2,813,172
Zions Bancorporation	100	1,736
		77,454,137
Consumer Finance — 0.1%
CompuCredit Holdings Corporation	77,709	242,452
EZCORP, Inc. - Class A	1,380	38,337
First Marblehead Corporation (The)	200	192
Green Dot Corporation - Class A	2,802	91,541
World Acceptance Corporation	11,979	810,379
		1,182,901
Diversified Financial Services — 0.5%
ASTA Funding, Inc.	800	6,448
Bank of America Corporation	22,000	150,260

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.3% (Continued)	Shares	Value
Financials — 10.8% (Continued)
Diversified Financial Services — 0.5% (Continued)
Citigroup, Inc.	4,900	$154,791
Encore Capital Group, Inc.	31,924	864,821
Life Partners Holdings, Inc.	528,311	3,629,497
PHH Corporation	49,516	913,570
Portfolio Recovery Associates, Inc.	30,729	2,155,332
Sprott Resource Lending Corporation	355	518
		7,875,237
Insurance — 1.4%
Ambac Financial Group, Inc.	89,956	3,418
American Equity Investment Life Holding Company	11,211	121,527
Aspen Insurance Holdings Ltd.	3,675	97,351
Axis Capital Holdings Ltd.	548	17,180
Citizens, Inc.	36,552	286,568
Crawford & Company - Class B	524	3,726
eHealth, Inc.	189,201	2,809,635
EMC Insurance Group, Inc.	51	991
Enstar Group, Inc. (The)	10	920
Flagstone Reinsurance Holdings, S.A.	62,341	529,275
Gerova Financial Group Ltd.	9,506	760
Greenlight Capital Re Ltd. - Class A	181	4,078
HCC Insurance Holdings, Inc.	23,306	620,173
Hilltop Holdings, Inc.	218,692	1,723,293
Lincoln National Corporation	1,600	30,480
Maiden Holdings Ltd.	80,467	655,806
MBIA, Inc.	659,690	5,805,272
Meadowbrook Insurance Group, Inc.	670	6,941
MetLife, Inc.	400	14,064
Montpelier Re Holdings Ltd.	108,158	1,892,765
National Financial Partners Corporation	260,900	3,566,503
National Interstate Corporation	161	4,282
Navigators Group, Inc. (The)	15,261	696,207
OneBeacon Insurance Group Ltd. - Class A	6,966	106,022
Phoenix Companies, Inc. (The)	50,800	75,692
RLI Corporation	23,613	1,660,938
SeaBright Insurance Holdings, Inc.	215	1,544
StanCorp Financial Group, Inc.	19,585	664,715
State Auto Financial Corporation	47	625
Stewart Information Services Corporation	187,174	1,879,227
Tower Group, Inc.	60,405	1,433,411
Willis Group Holdings plc	6,069	220,365
		24,933,754
Real Estate Investment Trusts (REIT) — 1.5%
Acadia Realty Trust	4,535	93,965
Agree Realty Corporation	89,422	2,138,080
American Capital Mortgage Investment Corporation	21,260	386,507
ARMOUR Residential REIT, Inc.	317,874	2,272,799
BRE Properties, Inc.	152	7,618
Camden Property Trust	100	6,064

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.3% (Continued)	Shares	Value
Financials — 10.8% (Continued)
Real Estate Investment Trusts (REIT) — 1.5% (Continued)
Campus Crest Communities, Inc.	16,360	$186,995
Capital Trust, Inc. - Class A	24,468	60,925
CapLease, Inc.	466	1,822
Chimera Investment Corporation	200	602
Colony Financial, Inc.	126,177	1,851,017
Cousins Properties, Inc.	291	1,909
CYS Investments, Inc.	57,305	726,627
DCT Industrial Trust, Inc.	526,209	2,609,997
DuPont Fabros Technology, Inc.	64,286	1,336,506
Dynex Capital, Inc.	72,781	637,562
Entertainment Properties Trust	983	44,038
Excel Trust, Inc.	22,293	234,299
Franklin Street Properties Corporation	104,070	1,321,689
Getty Realty Corporation	29,339	467,664
Hatteras Financial Corporation	2,000	51,400
Healthcare Realty Trust, Inc.	2,900	54,781
Highwoods Properties, Inc.	1,026	31,785
Hudson Pacific Properties, Inc.	282	3,767
Investors Real Estate Trust	82,955	614,697
Lexington Realty Trust	615,760	4,839,874
Liberty Property Trust	27,451	878,432
MPG Office Trust, Inc.	44,286	105,844
National Retail Properties, Inc.	19,890	542,002
Omega Healthcare Investors, Inc.	2,979	52,907
Parkway Properties, Inc.	141,133	1,813,559
RAIT Financial Trust	181,108	941,762
Ramco-Gershenson Properties Trust	190,528	1,838,595
Resource Capital Corporation	75,188	403,760
Transcontinental Realty Investors, Inc.	67	121
Two Harbors Investment Corporation	629	5,881
Washington Real Estate Investment Trust	11,045	319,863
		26,885,715
Real Estate Management & Development — 0.3%
Avatar Holdings, Inc.	216	2,052
China Housing & Land Development, Inc.	171,004	193,235
Consolidated-Tomoka Land Company	4,357	130,492
Forestar Group, Inc.	5,563	72,319
Maui Land & Pineapple Company, Inc.	800	3,512
St. Joe Company (The)	395,530	5,675,855
		6,077,465
Thrifts & Mortgage Finance — 0.8%
Anchor BanCorp Wisconsin, Inc.	35,400	18,068
Apollo Residential Mortgage, Inc.	40,305	657,375
BankAtlantic Bancorp, Inc. - Class A	96,480	228,658
Berkshire Hills Bancorp, Inc.	41,241	825,645
BofI Holding, Inc.	22,221	339,981
Brookline Bancorp, Inc.	431,796	3,609,815
Brooklyn Federal Bancorp, Inc.	4,015	3,132

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.3% (Continued)	Shares	Value
Financials — 10.8% (Continued)
Thrifts & Mortgage Finance — 0.8% (Continued)
Capitol Federal Financial, Inc.	36	$399
Clifton Savings Bancorp, Inc.	82	835
Dime Community Bancshares, Inc.	15,669	186,774
ESSA Bancorp, Inc.	7	77
First Federal Bancshares of Arkansas, Inc.	4,628	25,963
FirstFed Financial Corporation	23,697	237
Flushing Financial Corporation	100	1,226
Freddie Mac	94,749	23,687
Home Federal Bancorp, Inc.	10	100
Impac Mortgage Holdings, Inc.	148	274
MGIC Investment Corporation	886,969	2,359,338
NASB Financial, Inc.	4,380	44,019
OceanFirst Financial Corporation	52	678
People's United Financial, Inc.	8,939	113,972
PMI Group, Inc. (The) (a)	7	2
Provident Financial Services, Inc.	135,846	1,759,206
Provident New York Bancorp	18,428	128,075
Radian Group, Inc.	1,445,445	3,396,796
Rockville Financial, Inc.	16,047	161,272
Roma Financial Corporation	100	967
Territorial Bancorp, Inc.	55	1,081
Tree.com, Inc.	438	2,365
Triad Guaranty, Inc.	9,250	1,738
TrustCo Bank Corporation	54	268
Washington Federal, Inc.	10,094	137,783
Westfield Financial, Inc.	295	2,097
		14,031,903
Health Care — 8.9%
Biotechnology — 3.7%
Aastrom Biosciences, Inc.	256,307	656,146
Accentia Biopharmaceuticals, Inc.	1,600	576
Acorda Therapeutics, Inc.	7,526	164,368
ADVENTRX Pharmaceuticals, Inc.	539,542	598,892
AEterna Zentaris, Inc.	33,369	56,394
Agenus, Inc.	208	570
Alnylam Pharmaceuticals, Inc.	92,631	752,164
AMAG Pharmaceuticals, Inc.	27,944	394,290
Amicus Therapeutics, Inc.	7	23
Amylin Pharmaceuticals, Inc.	942	10,852
ARCA biopharma, Inc.	3,325	3,791
Ardea Biosciences, Inc.	59,035	1,175,387
Arena Pharmaceuticals, Inc.	200,779	283,098
Ariad Pharmaceuticals, Inc.	137,515	1,599,299
AspenBio Pharma, Inc.	226	529
AVEO Pharmaceuticals, Inc.	38,175	613,090
BioCryst Pharmaceuticals, Inc.	258,575	793,825
BioMimetic Therapeutics, Inc.	673	2,181
BioSante Pharmaceuticals, Inc.	2,058,579	5,455,234

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.3% (Continued)	Shares	Value
Health Care — 8.9% (Continued)
Biotechnology — 3.7% (Continued)
BioSpecifics Technologies Corporation	184	$3,128
BioTime, Inc.	273,423	1,233,138
Cardium Therapeutics, Inc.	100	41
Cell Therapeutics, Inc.	1,086,499	1,390,719
CEL-SCI Corporation	547,321	197,090
Celsion Corporation	75,661	249,681
Chelsea Therapeutics International Ltd.	447,378	2,026,622
China Biologic Products, Inc.	59,596	463,657
Cleveland BioLabs, Inc.	286,646	851,339
Curis, Inc.	266,797	981,813
Cyclacel Pharmaceuticals, Inc.	94,507	57,649
Cytori Therapeutics, Inc.	982,382	2,976,617
CytRx Corporation	14,079	4,998
DARA BioSciences, Inc.	70,543	105,109
EntreMed, Inc.	54	94
Enzon Pharmaceuticals, Inc.	241,679	1,776,341
EpiCept Corporation	103,115	37,121
Exact Sciences Corporation	39,744	315,965
Exelixis, Inc.	203,573	1,573,619
Galena Biopharma, Inc.	267,220	202,553
Genomic Health, Inc.	77,078	1,649,469
Hemispherx Biopharma, Inc.	192,180	52,311
Human Genome Sciences, Inc.	100	1,026
iBio, Inc.	78,773	159,121
Idenix Pharmaceuticals, Inc.	1,301	7,806
Immunomedics, Inc.	3,012	10,964
Infinity Pharmaceuticals, Inc.	27,807	210,499
Inovio Pharmaceuticals, Inc.	5,426	3,684
Insmed, Inc.	27,121	95,737
InterMune, Inc.	3,414	87,057
Introgen Therapeutics, Inc.	45,612	114
Ironwood Pharmaceuticals, Inc.	7,061	96,030
Isis Pharmaceuticals, Inc.	251,465	2,084,645
MannKind Corporation	1,887,377	5,888,616
Marina Biotech, Inc.	2,437,458	390,237
MediciNova, Inc.	63,446	133,237
Medivation, Inc.	18,568	318,998
Metabolix, Inc.	561,873	2,882,408
Myrexis, Inc.	939	2,610
Nanosphere, Inc.	117	177
NanoViricides, Inc.	100	100
Neuralstem, Inc.	231,993	306,231
NeurogesX, Inc.	128,288	141,117
Nymox Pharmaceutical Corporation	124,609	1,150,141
Oncolytics Biotech, Inc.	63,478	298,347
Oncothyreon, Inc.	903,749	6,290,093
Onyx Pharmaceuticals, Inc.	7,444	304,683
Opexa Therapeutics, Inc.	138,446	148,137
Osiris Therapeutics, Inc.	95,766	513,306

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.3% (Continued)	Shares	Value
Health Care — 8.9% (Continued)
Biotechnology — 3.7% (Continued)
OXiGENE, Inc.	170,451	$281,244
Oxygen Biotherapeutics, Inc.	1,499	3,298
Pharmasset, Inc.	432	30,413
PharmAthene, Inc.	169,445	288,057
Pluristem Therapeutics, Inc.	7,587	18,892
Poniard Pharmaceuticals, Inc.	1,300	195
Progenics Pharmaceuticals, Inc.	12,464	81,888
PROLOR Biotech, Inc.	100,153	442,676
Raptor Pharmaceutical Corporation	661,617	3,268,388
Rexahn Pharmaceuticals, Inc.	49,836	51,331
Rigel Pharmaceuticals, Inc.	64,864	509,182
Rosetta Genomics Ltd.	1,100	770
Sangamo Biosciences, Inc.	339,141	1,125,948
Savient Pharmaceuticals, Inc.	1,047,861	3,929,479
SciClone Pharmaceuticals, Inc.	68,250	287,333
Seattle Genetics, Inc.	4,609	101,398
SIGA Technologies, Inc.	159,719	517,490
StemCells, Inc.	65	136
Sunesis Pharmaceuticals, Inc.	177,995	240,293
Synta Pharmaceuticals Corporation	1,413	5,228
Tengion, Inc.	8,924	4,551
Theravance, Inc.	50,659	1,126,150
Threshold Pharmaceuticals, Inc.	244,569	391,310
XOMA Ltd.	109,417	180,538
ZIOPHARM Oncology, Inc.	404,261	1,984,922
		65,106,014
Health Care Equipment & Supplies — 2.2%
Abaxis, Inc.	86,807	2,435,804
ABIOMED, Inc.	6,751	101,670
Alimera Sciences, Inc.	212	1,507
Analogic Corporation	27	1,460
Bacterin International Holdings, Inc.	54,099	179,068
BioLase Technology, Inc.	750,916	2,733,334
BSD Medical Corporation	1,063,518	3,031,026
CONMED Corporation	181	4,755
CryoPort, Inc.	100	104
Cyberonics, Inc.	60,543	1,743,638
D. Medical Industries Ltd.	2,300	5,060
Delcath Systems, Inc.	795,124	2,878,349
Derma Sciences, Inc.	1,048	8,751
Dynatronics Corporation	100	73
DynaVox, Inc.	1,081	3,654
Exactech, Inc.	109	1,744
Hansen Medical, Inc.	329,968	1,036,099
HeartWare International, Inc.	62,053	4,215,260
ICU Medical, Inc.	51,224	2,013,615
Insulet Corporation	47,830	780,586
Invacare Corporation	9,479	212,804

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.3% (Continued)	Shares	Value
Health Care — 8.9% (Continued)
Health Care Equipment & Supplies — 2.2% (Continued)
IRIS International, Inc.	329	$2,981
Kensey Nash Corporation	72,417	1,946,569
MAKO Surgical Corporation	7,860	302,217
MELA Sciences, Inc.	49,834	286,047
Meridian Bioscience, Inc.	124,323	2,265,165
Neogen Corporation	17,427	673,554
Neoprobe Corporation	1,772,270	5,033,247
NxStage Medical, Inc.	107,381	2,468,689
Quidel Corporation	85,882	1,533,853
Rockwell Medical Technologies, Inc.	49,761	419,485
Stereotaxis, Inc.	190,674	221,182
Synergetics USA, Inc.	1,400	9,366
Unilife Corporation	291,310	1,543,943
Uroplasty, Inc.	33,310	150,228
Winner Medical Group, Inc.	9,246	28,709
World Heart Corporation	1,600	480
		38,274,076
Health Care Providers & Services — 1.4%
Accretive Health, Inc.	207,761	4,946,789
Air Methods Corporation	23,119	1,868,478
Amedisys, Inc.	96,675	1,269,343
AMERIGROUP Corporation	4,600	255,898
Bio-Reference Laboratories, Inc.	185,568	3,718,783
Brookdale Senior Living, Inc.	11,500	190,670
CardioNet, Inc.	696	1,970
Centene Corporation	993	34,904
Chindex International, Inc.	2,344	26,042
Emeritus Corporation	97,930	1,734,340
Health Net, Inc.	101,072	2,808,791
HealthSouth Corporation	2,801	49,466
IPC The Hospitalist Company, Inc.	44,532	1,867,227
Kindred Healthcare, Inc.	241,031	2,808,011
LCA-Vision, Inc.	3,982	12,862
MWI Veterinary Supply, Inc.	8,570	647,035
National Research Corporation	100	3,340
Patterson Companies, Inc.	1,500	47,205
PDI, Inc.	71	457
Providence Service Corporation (The)	3,419	42,737
PSS World Medical, Inc.	62,625	1,393,406
Sunrise Senior Living, Inc.	108,797	598,383
Vanguard Health Systems, Inc.	700	6,804
		24,332,941
Health Care Technology — 0.0% (b)
Epocrates, Inc.	615	5,350
iCad, Inc.	400	292
Quality Systems, Inc.	22,760	885,592
		891,234

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.3% (Continued)	Shares	Value
Health Care — 8.9% (Continued)
Life Sciences Tools & Services — 0.2%
Accelr8 Technology Corporation	511	$1,466
Albany Molecular Research, Inc.	497	1,595
Apricus Biosciences, Inc.	330,211	1,436,418
Arrowhead Research Corporation	119,992	60,416
Bioanalytical Systems, Inc.	2,400	3,240
Bruker Corporation	103,609	1,495,078
Cambrex Corporation	32	176
Compugen Ltd.	973	4,087
eResearchTechnology, Inc.	67,168	343,228
Genetic Technologies Ltd.	29,064	120,616
PURE Bioscience, Inc.	274,490	194,888
Radient Pharmaceuticals Corporation	46,192	259
		3,661,467
Pharmaceuticals — 1.4%
Acura Pharmaceuticals, Inc.	51,863	230,272
Adeona Pharmaceuticals, Inc.	115,627	68,220
Ampio Pharmaceuticals, Inc.	57,205	406,728
Aoxing Pharmaceutical Company, Inc.	10,556	4,434
AVANIR Pharmaceuticals, Inc. - Class A	2,784,947	8,326,992
Biodel, Inc.	352,139	285,233
Biostar Pharmaceuticals, Inc.	1,386	1,178
Cadence Pharmaceuticals, Inc.	995,329	5,802,768
Cumberland Pharmaceuticals, Inc.	536	3,087
DepoMed, Inc.	24,782	111,023
Echo Therapeutics, Inc.	1,000	2,720
Impax Laboratories, Inc.	105,857	2,001,756
IntelliPharmaCeutics International, Inc.	15,839	45,141
K-V Pharmaceutical Company - Class A	251,317	278,962
Lannett Company, Inc.	128,853	527,009
Nektar Therapeutics	352,416	1,910,095
NeoStem, Inc.	595,642	399,080
Obagi Medical Products, Inc.	13,751	129,809
Oculus Innovative Sciences, Inc.	85,412	138,367
Optimer Pharmaceuticals, Inc.	2,556	36,474
Repros Therapeutics, Inc.	124,915	534,636
Salix Pharmaceuticals Ltd.	14,823	507,762
Skystar Bio-Pharmaceutical Company Ltd.	3,733	8,101
Somaxon Pharmaceuticals, Inc.	859,632	833,843
Ventrus BioSciences, Inc.	6,063	50,020
ViroPharma, Inc.	18,868	381,888
VIVUS, Inc.	86,552	816,185
XenoPort, Inc.	1,622	9,894
		23,851,677
Industrials — 9.7%
Aerospace & Defense — 1.0%
AAR Corporation	92,357	1,840,675
Aerovironment, Inc.	24,120	796,684
Alliant Techsystems, Inc.	28,768	1,670,845

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.3% (Continued)	Shares	Value
Industrials — 9.7% (Continued)
Aerospace & Defense — 1.0% (Continued)
American Science and Engineering, Inc.	223	$15,169
Arotech Corporation	1,900	2,945
Ascent Solar Technologies, Inc.	386,056	312,705
GenCorp, Inc.	573,897	2,789,139
HEICO Corporation	16,060	915,741
Huntington Ingalls Industries, Inc.	8	236
Kratos Defense & Security Solutions, Inc.	288,376	1,825,420
National Presto Industries, Inc.	22,496	2,148,368
Spirit Aerosystems Holdings, Inc. - Class A	201,793	3,444,607
Taser International, Inc.	330,509	1,642,630
		17,405,164
Air Freight & Logistics — 0.2%
Pacer International, Inc.	552,441	2,601,997

Airlines — 0.4%
Allegiant Travel Company	7,095	368,656
AMR Corporation	944,122	2,483,041
Delta Air Lines, Inc.	700	5,964
LAN Airlines, S.A. - ADR	20,081	503,431
Republic Airways Holdings, Inc.	428,776	1,114,817
Southwest Airlines Company	20	171
Spirit Airlines, Inc.	500	8,230
US Airways Group, Inc.	460,130	2,654,950
		7,139,260
Building Products — 0.7%
AAON, Inc.	111,732	2,365,366
Apogee Enterprises, Inc.	50,054	546,590
Armstrong World Industries, Inc.	3,638	154,942
Builders FirstSource, Inc.	46,412	75,652
Griffon Corporation	62,492	591,799
Insteel Industries, Inc.	93,752	966,583
Masco Corporation	69,500	667,200
Trex Company, Inc.	169,626	3,134,688
Universal Forest Products, Inc.	22,895	642,663
USG Corporation	298,772	2,766,629
		11,912,112
Commercial Services & Supplies — 1.4%
A.T. Cross Company - Class A	871	10,591
ACCO Brands Corporation	193,641	1,330,314
American Reprographics Company	22,735	90,713
Cenveo, Inc.	512,402	1,921,507
Clean Harbors, Inc.	94,025	5,478,837
Courier Corporation	400	3,476
Deluxe Corporation	17,114	404,233
EnergySolutions, Inc.	128,238	483,457
EnerNOC, Inc.	188,095	1,668,403
Ennis, Inc.	22,199	324,771
Heritage-Crystal Clean, Inc.	400	6,376

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.3% (Continued)	Shares	Value
Industrials — 9.7% (Continued)
Commercial Services & Supplies — 1.4% (Continued)
Herman Miller, Inc.	318	$6,567
Higher One Holdings, Inc.	12,395	218,648
HNI Corporation	11,906	286,339
Industrial Services of America, Inc.	21,962	128,697
Interface, Inc.	372,951	4,863,281
Intersections, Inc.	77,465	1,308,384
Kimball International, Inc.	2,188	12,318
Mobile Mini, Inc.	115,689	2,098,598
Quad/Graphics, Inc.	71,244	1,404,932
R.R. Donnelley & Sons Company	612	9,976
RINO International Corporation	81,543	4,893
Swisher Hygiene, Inc.	617,871	2,693,917
SYKES Enterprises, Inc.	113	1,800
		24,761,028
Construction & Engineering — 0.4%
AECOM Technology Corporation	30,710	642,453
Aegion Corporation	101,678	1,503,818
Granite Construction, Inc.	77,282	1,738,845
Great Lakes Dredge & Dock Company	263,827	1,358,709
India Globalization Capital, Inc.	25,980	9,353
MasTec, Inc.	6,333	136,919
Orion Marine Group, Inc.	72,033	489,104
Primoris Services Corporation	1,741	22,668
Sterling Construction Company, Inc.	5	62
Tutor Perini Corporation	45,232	657,221
		6,559,152
Electrical Equipment — 1.2%
A123 Systems, Inc.	1,340,428	4,597,668
Advanced Battery Technologies, Inc.	579,689	550,994
Altair Nanotechnologies, Inc.	371,076	504,663
American Superconductor Corporation	581,720	2,536,299
AMETEK, Inc.	1,100	43,472
Beacon Power Corporation	57,124	6,124
Capstone Turbine Corporation	1,166,926	1,271,949
China BAK Battery, Inc.	387,297	356,352
China Electric Motor, Inc.	1,771	266
China Technology Development Group Corporation	2,500	2,400
Digital Power Corporation	1,677	3,103
Encore Wire Corporation	100,234	2,664,220
Ener1, Inc.	818,039	98,983
Fushi Copperweld, Inc.	405,258	2,577,441
General Cable Corporation	9,668	271,091
Global Power Equipment Group, Inc.	26,313	697,558
Hoku Corporation	184,642	278,809
Hydrogenics Corporation	3,215	19,258
Lihua International, Inc.	476,597	2,168,516
Medis Technologies Ltd.	22,419	157
New Energy Systems Group	1,300	2,314

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.3% (Continued)	Shares	Value
Industrials — 9.7% (Continued)
Electrical Equipment — 1.2% (Continued)
Ocean Power Technologies, Inc.	129,572	$488,486
Plug Power, Inc.	33,044	74,679
PowerSecure International, Inc.	24,687	104,920
Satcon Technology Corporation	1,002,543	1,062,696
Sensata Technologies Holding N.V.	168	5,030
Ultralife Corporation	6,004	27,138
Valence Technology, Inc.	671,856	644,310
Valpey-Fisher Corporation	100	254
Westinghouse Solar, Inc.	31,444	22,954
ZBB Energy Corporation	800	608
		21,082,712
Industrial Conglomerates — 0.0% (b)
General Electric Company	1,100	18,381

Machinery — 2.1%
3D Systems Corporation	160,451	2,610,538
Albany International Corporation - Class A	7,963	179,884
Art's-Way Manufacturing Company, Inc.	3,205	20,320
Barnes Group, Inc.	12,757	296,855
Briggs & Stratton Corporation	182,349	2,662,295
China Fire & Security Group, Inc.	190,583	1,688,565
China Valves Technology, Inc.	266,568	818,364
CIRCOR International, Inc.	15,306	532,955
Cleantech Solutions International, Inc.	46,590	20,034
Colfax Corporation	89,387	2,257,916
Commercial Vehicle Group, Inc.	9,816	108,270
Energy Recovery, Inc.	311,719	956,977
Federal Signal Corporation	262,710	1,239,991
Flow International Corporation	2,405	6,229
Gorman-Rupp Company (The)	87	2,338
Harsco Corporation	87,330	2,012,956
IDEX Corporation	26	922
John Bean Technologies Corporation	28,573	461,168
Kaydon Corporation	10	315
Kennametal, Inc.	26,038	1,012,618
Lindsay Corporation	42,126	2,447,521
Manitowoc Company, Inc. (The)	208,584	2,311,111
Meritor, Inc.	102,578	976,543
Met-Pro Corporation	245	2,207
Middleby Corporation (The)	23,961	2,019,433
Mueller Industries, Inc.	37,927	1,534,147
Oshkosh Corporation	20,114	419,578
PMFG, Inc.	59,915	1,225,262
Shengkai Innovations, Inc.	139,249	119,754
Tecumseh Products Company - Class A	585	3,721
Titan International, Inc.	321,089	7,224,503
Trinity Industries, Inc.	203	5,536
Twin Disc, Inc.	1,105	42,984

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.3% (Continued)	Shares	Value
Industrials — 9.7% (Continued)
Machinery — 2.1% (Continued)
Wabash National Corporation	360,957	$2,490,603
		37,712,413
Marine — 0.3%
Box Ships, Inc.	6,995	64,634
Diana Containerships, Inc.	31,352	164,912
Eagle Bulk Shipping, Inc.	54,948	85,169
Excel Maritime Carriers Ltd.	432,456	1,228,175
Genco Shipping & Trading Ltd.	451,563	4,064,067
		5,606,957
Professional Services — 0.8%
CBIZ, Inc.	470,866	2,980,582
Corporate Executive Board Company (The)	67,380	2,465,434
CoStar Group, Inc.	17,787	1,094,434
Dolan Company (The)	114,667	1,003,336
FTI Consulting, Inc.	10,278	405,056
Hill International, Inc.	1,110	6,216
Hudson Highland Group, Inc.	65,195	301,853
Innovaro, Inc.	8,192	11,878
Kelly Services, Inc. - Class A	4,557	74,507
Kforce, Inc.	67,239	857,970
Korn/Ferry International	103,287	1,649,493
Lightbridge Corporation	87,932	219,830
Odyssey Marine Exploration, Inc.	746,463	2,127,420
Pendrell Corporation	12,301	30,507
Resources Connection, Inc.	10,902	120,903
Robert Half International, Inc.	20,424	539,806
Spherix, Inc.	1,601	3,154
Thomas Group, Inc.	900	162
Towers Watson & Company - Class A	1,200	78,840
Verisk Analytics, Inc. - Class A	6,876	241,691
Volt Information Sciences, Inc.	100	630
VSE Corporation	256	6,226
		14,219,928
Road & Rail — 0.2%
Patriot Transportation Holding, Inc.	4	92
RailAmerica, Inc.	18,300	250,161
Zipcar, Inc.	198,751	4,064,458
		4,314,711
Trading Companies & Distributors — 1.0%
Beacon Roofing Supply, Inc.	216,757	3,994,831
BlueLinx Holdings, Inc.	155	245
China Armco Metals, Inc.	140,785	50,683
GATX Corporation	68,191	2,589,894
Houston Wire & Cable Company	148,619	1,897,865
Lawson Products, Inc.	400	6,668
MSC Industrial Direct Company, Inc.	500	34,005
Rush Enterprises, Inc. - Class A	107,561	2,075,927
TAL International Group, Inc.	7,696	214,180

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.3% (Continued)	Shares	Value
Industrials — 9.7% (Continued)
Trading Companies & Distributors — 1.0% (Continued)
Titan Machinery, Inc.	33,112	$772,503
Watsco, Inc.	83,765	5,164,950
		16,801,751
Information Technology — 12.6%
Communications Equipment — 1.6%
Arris Group, Inc.	118,886	1,279,213
Aruba Networks, Inc.	41,881	992,161
Bel Fuse, Inc. - Class B	300	5,364
Blue Coat Systems, Inc.	233,018	3,751,590
CIENA Corporation	251,724	3,317,722
Cogo Group, Inc.	2,321	5,570
Comverse Technology, Inc.	23,200	159,848
Digi International, Inc.	22,901	292,904
EMCORE Corporation	93,512	92,577
Emulex Corporation	237,145	1,987,275
Extreme Networks, Inc.	662	1,953
Finisar Corporation	8,560	175,394
Globecomm Systems, Inc.	23,153	314,649
InterDigital, Inc.	99,019	4,302,376
JDS Uniphase Corporation	6,512	78,144
KVH Industries, Inc.	44,433	327,027
Loral Space & Communications, Inc.	12	726
Meru Networks, Inc.	235,849	1,280,660
Network Equipment Technologies, Inc.	246	470
Oclaro, Inc.	125,049	513,951
Plantronics, Inc.	41,056	1,371,681
Powerwave Technologies, Inc.	1,532	5,531
Qiao Xing Mobile Communication Company Ltd.	1,984	2,063
RIT Technologies Ltd.	9,858	39,334
ShoreTel, Inc.	9,849	57,617
Sonus Networks, Inc.	605,662	1,605,004
Sycamore Networks, Inc.	15,067	289,588
Symmetricom, Inc.	9,869	50,825
Telestone Technologies Corporation	567,319	3,437,953
ViaSat, Inc.	24,360	1,037,493
Zoom Technologies, Inc.	134,895	276,535
ZST Digital Networks, Inc.	206,448	431,476
		27,484,674
Computers & Peripherals — 0.9%
Avid Technology, Inc.	153,653	952,649
Diebold, Inc.	58,093	1,875,242
Fusion-io, Inc.	5,106	158,388
Hauppauge Digital, Inc.	69,638	76,602
iGo, Inc.	15,315	18,072
Imation Corporation	325,723	2,188,858
Immersion Corporation	23,479	161,301
Intermec, Inc.	43,048	347,397
Intevac, Inc.	6,075	48,904

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.3% (Continued)	Shares	Value
Information Technology — 12.6% (Continued)
Computers & Peripherals — 0.9% (Continued)
Lexmark International, Inc. - Class A	1,643	$52,083
Logitech International S.A.	17,316	172,294
Novatel Wireless, Inc.	57,035	226,429
OCZ Technology Group, Inc.	648,681	4,586,175
Rimage Corporation	51	566
Silicon Graphics International Corporation	146,940	2,124,752
Stratasys, Inc.	71,084	1,993,195
Super Micro Computer, Inc.	4,502	72,032
Synaptics, Inc.	1,935	65,384
TransAct Technologies, Inc.	100	771
USA Technologies, Inc.	399,409	583,137
		15,704,231
Electronic Equipment, Instruments & Components — 1.5%
Anixter International, Inc.	570	33,453
Benchmark Electronics, Inc.	657	9,027
CalAmp Corporation	2,315	8,542
Clearfield, Inc.	100	522
CTS Corporation	341,450	3,168,656
Daktronics, Inc.	623	6,292
DDi Corporation	16,122	148,161
Digital Ally, Inc.	4,700	3,861
Document Security Systems, Inc.	600	1,938
DTS, Inc.	61,907	1,738,968
Echelon Corporation	280,664	1,897,289
Electro Rent Corporation	6	96
FEI Company	1,528	60,753
Hollysys Automation Technologies Ltd.	989,607	8,609,581
Insight Enterprises, Inc.	7,918	133,814
IPG Photonics Corporation	67	3,542
Itron, Inc.	200	7,358
Littelfuse, Inc.	27,032	1,323,487
Maxwell Technologies, Inc.	21,805	435,446
Mesa Laboratories, Inc.	131	4,878
Methode Electronics, Inc.	527	4,896
Microvision, Inc.	949,504	674,243
Nam Tai Electronics, Inc.	12,669	60,811
OSI Systems, Inc.	42	1,861
Park Electrochemical Corporation	704	19,923
Pinnacle Data Systems, Inc.	100	119
Power-One, Inc.	1,108,774	5,488,431
Pulse Electronics Corporation	260,992	921,302
RadiSys Corporation	14,372	84,220
Research Frontiers, Inc.	70,876	277,834
ScanSource, Inc.	52	1,808
SinoHub, Inc.	43,908	18,990
SMTC Corporation	187	387
Superconductor Technologies, Inc.	170,081	275,531
SYNNEX Corporation	52,801	1,524,365

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.3% (Continued)	Shares	Value
Information Technology — 12.6% (Continued)
Electronic Equipment, Instruments & Components — 1.5% (Continued)
Uni-Pixel, Inc.	2,300	$13,685
Vishay Intertechnology, Inc.	3,900	41,925
Vishay Precision Group, Inc.	14,846	216,603
		27,222,598
Internet Software & Services — 2.3%
Active Network, Inc. (The)	2,326	31,262
Ancestry.com, Inc.	20,890	475,665
Autobytel, Inc.	1,600	1,440
Bankrate, Inc.	44,600	868,362
Carbonite, Inc.	3,347	42,239
comScore, Inc.	23,971	506,028
Constant Contact, Inc.	101,375	2,051,830
DealerTrack Holdings, Inc.	27	586
Demand Media, Inc.	149,926	1,044,984
Digital River, Inc.	13,337	244,467
EarthLink, Inc.	385,520	2,702,495
Envestnet, Inc.	3,141	36,561
FriendFinder Networks, Inc.	1,100	2,046
HSW International, Inc.	1,100	3,267
IAC/InterActiveCorporation	1,890	77,169
KIT digital, Inc.	342,013	3,078,117
LinkedIn Corporation - Class A	71,097	6,391,620
Local.com Corporation	253,953	794,873
LogMeIn, Inc.	57,551	2,340,599
Marchex, Inc. - Class B	63,066	560,657
MercadoLibre, Inc.	400	26,080
ModusLink Global Solutions, Inc.	47,557	198,788
Openwave Systems, Inc.	2,427	3,762
Phoenix New Media Ltd. - ADR	47,042	244,618
Qihoo 360 Technology Company Ltd. - ADR	34,554	698,336
Quepasa Corporation	434,166	2,097,022
Rediff.com India Ltd. - ADR	80,503	879,898
Renren, Inc.	103,662	729,781
Saba Software, Inc.	13,443	93,295
Sify Technologies Ltd. - ADR	129,591	816,423
Snap Interactive, Inc.	7,235	5,101
Stamps.com, Inc.	2,840	92,470
Support.com, Inc.	302	637
TechTarget, Inc.	110	815
Travelzoo, Inc.	264,541	8,428,276
ValueClick, Inc.	55,339	973,966
Vistaprint N.V.	6,472	226,002
Vocus, Inc.	100	2,038
Web.com Group, Inc.	164,028	1,584,511
Zillow, Inc.	49,955	1,483,164
Zix Corporation	151,158	374,872
		40,214,122

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.3% (Continued)	Shares	Value
Information Technology — 12.6% (Continued)
IT Services — 0.6%
Cardtronics, Inc.	22,817	$568,828
Cass Information Systems, Inc.	1,063	41,659
China Information Technology, Inc.	10	10
Computer Task Group, Inc.	3,305	42,205
DJSP Enterprises, Inc.	15,586	1,403
Echo Global Logistics, Inc.	96,106	1,483,877
Euronet Worldwide, Inc.	61,506	1,191,371
Global Payments, Inc.	101,949	4,681,498
Hackett Group, Inc. (The)	670	2,767
Heartland Payment Systems, Inc.	65	1,414
Mattersight Corporation	1,825	9,216
ServiceSource International, Inc.	19,799	263,525
Stream Global Services, Inc.	242	757
Telvent GIT, S.A.	1,955	77,007
Unisys Corporation	38,680	1,005,293
VeriFone Systems, Inc.	1,131	47,740
Wright Express Corporation	42,644	1,999,151
Yucheng Technologies Ltd.	200	498
Zanett, Inc.	12,650	5,187
		11,423,406
Semiconductors & Semiconductor Equipment — 2.8%
Advanced Analogic Technologies, Inc.	245	1,068
Aixtron SE - ADR	33,886	477,115
Applied Micro Circuits Corporation	6,342	42,745
ATMI, Inc.	252	5,141
AuthenTec, Inc.	118	431
Cabot Microelectronics Corporation	88,749	3,418,612
Camtek Ltd.	10,148	22,529
Canadian Solar, Inc.	213,738	737,396
CEVA, Inc.	42,301	1,314,292
ChipMOS TECHNOLOGIES (Bermuda) LTD.	400	2,000
Cree, Inc.	181,625	4,838,490
CSR plc	1	15
Cypress Semiconductor Corporation	2,700	51,597
DayStar Technologies, Inc.	62,667	12,596
Diodes, Inc.	4,445	99,435
Energy Conversion Devices, Inc.	1,172,508	574,529
Entropic Communications, Inc.	556,060	3,236,269
Evergreen Solar, Inc.	114,139	4,451
FormFactor, Inc.	48	287
FSI International, Inc.	15,347	37,907
GSI Technology, Inc.	624	3,058
Ikanos Communications, Inc.	1,300	1,378
JinkoSolar Holding Company Ltd. - ADR	103,541	957,754
Kopin Corporation	400,188	1,620,761
LDK Solar Company Ltd.	146,738	607,495
MEMC Electronic Materials, Inc.	261	1,563
Micrel, Inc.	64,104	706,426

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.3% (Continued)	Shares	Value
Information Technology — 12.6% (Continued)
Semiconductors & Semiconductor Equipment — 2.8% (Continued)
MIPS Technologies, Inc.	204,932	$1,125,077
MKS Instruments, Inc.	959	25,548
MoSys, Inc.	112,436	435,127
Novellus Systems, Inc.	18,457	637,689
PDF Solutions, Inc.	2,879	14,884
PLX Technology, Inc.	142,891	464,396
Power Integrations, Inc.	65,112	2,319,941
QuickLogic Corporation	435	1,336
Rubicon Technology, Inc.	681,258	7,098,708
Semtech Corporation	2,574	62,857
Sigma Designs, Inc.	208,039	1,735,045
Silicon Image, Inc.	497	3,201
Silicon Laboratories, Inc.	38,835	1,660,196
STR Holdings, Inc.	359,086	3,070,185
SunPower Corporation - Class A	549,185	5,502,834
SunPower Corporation - Class B	15,117	142,856
Suntech Power Holdings Company Ltd. - ADR	203,620	557,919
Teradyne, Inc.	23,432	335,546
Tower Semiconductor Ltd.	45,408	35,886
Transwitch Corporation	20,965	47,591
TriQuint Semiconductor, Inc.	255,029	1,356,754
Veeco Instruments, Inc.	152,083	4,059,095
Vitesse Semiconductor Corporation	300	786
		49,468,797
Software — 2.9%
Accelrys, Inc.	1,178	7,810
Advent Software, Inc.	645	17,673
American Software, Inc. - Class A	925	7,233
AsiaInfo-Linkage, Inc.	608,378	6,095,948
Astea International, Inc.	100	309
Authentidate Holding Corporation	1,654	1,125
Callidus Software, Inc.	195,355	1,105,709
China CGame, Inc.	12,695	2,666
China TransInfo Technology Corporation	105,160	338,615
Concur Technologies, Inc.	68,177	3,171,594
CyberDefender Corporation	11,408	8,328
DemandTec, Inc.	102,819	777,312
Ebix, Inc.	233,693	3,998,487
EPIQ Systems, Inc.	65,853	939,064
ePlus, inc.	100	2,716
FalconStor Software, Inc.	2,760	9,356
Fundtech Ltd.	100	2,301
Magic Software Enterprises Ltd.	524,038	2,672,594
Majesco Entertainment Company	77,989	262,823
MIND CTI Ltd.	800	1,568
Motricity, Inc.	174,777	307,608
Qlik Technologies, Inc.	15,900	454,263
RealD, Inc.	499,791	5,582,665

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.3% (Continued)	Shares	Value
Information Technology — 12.6% (Continued)
Software — 2.9% (Continued)
RealPage, Inc.	116,766	$3,076,784
Rosetta Stone, Inc.	292,645	2,905,965
Sky-Mobi Ltd. - ADR	80,605	466,703
Sourcefire, Inc.	10,086	277,869
SRS Labs, Inc.	751	5,280
SuccessFactors, Inc.	148,479	3,964,389
Synchronoss Technologies, Inc.	82,678	2,485,301
Take-Two Interactive Software, Inc.	127,265	2,008,242
TeleCommunication Systems, Inc.	505,190	1,667,127
TeleNav, Inc.	169,174	1,449,821
THQ, Inc.	340,103	724,419
TigerLogic Corporation	500	1,185
Ultimate Software Group, Inc. (The)	21,143	1,272,386
VirnetX Holding Corporation	52,872	1,139,392
Wave Systems Corporation - Class A	737,222	1,924,149
Websense, Inc.	104,945	1,872,219
		51,008,998
Materials — 3.7%
Chemicals — 1.2%
ADA-ES, Inc.	44,726	683,413
American Vanguard Corporation	138,731	1,716,102
Ampal-American Israel Corporation - Class A	2,031	979
Calgon Carbon Corporation	98,947	1,578,205
Cereplast, Inc.	97,734	226,743
China Agritech, Inc.	85,645	59,951
China Gengsheng Minerals, Inc.	63,249	63,881
China Green Agriculture, Inc.	371,595	1,501,244
Clean Diesel Technologies, Inc.	122,189	427,662
Converted Organics, Inc.	1,622	18
CVR Partners, L.P.	7,549	189,857
Ferro Corporation	405,474	2,623,417
Flotek Industries, Inc.	87,590	651,670
FutureFuel Corporation	1,332	15,052
Georgia Gulf Corporation	15,700	284,170
Gulf Resources, Inc.	162,809	384,229
Hawkins, Inc.	55,755	2,134,301
OMNOVA Solutions, Inc.	535	2,370
Scotts Miracle-Gro Company (The) - Class A	9,113	442,072
Senomyx, Inc.	295,099	1,345,651
ShengdaTech, Inc.	32,215	1,450
Yongye International, Inc.	634,470	3,197,729
Zep, Inc.	746	11,369
Zoltek Companies, Inc.	433,240	3,140,990
		20,682,525
Construction Materials — 0.2%
Eagle Materials, Inc.	80,895	1,664,819
Martin Marietta Materials, Inc.	18,226	1,315,371
Texas Industries, Inc.	36,659	1,099,770

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.3% (Continued)	Shares	Value
Materials — 3.7% (Continued)
Construction Materials — 0.2% (Continued)
Vulcan Materials Company	600	$18,774
		4,098,734
Containers & Packaging — 0.1%
AEP Industries, Inc.	10	270
Graphic Packaging Holding Company	219,738	971,242
		971,512
Metals & Mining — 1.9%
A.M. Castle & Company	373	5,106
AK Steel Holding Corporation	300,618	2,504,148
AMCOL International Corporation	117,362	3,543,159
Anooraq Resources Corporation	201,165	110,621
Augusta Resource Corporation	47,627	181,935
Avalon Rare Metals, Inc.	153,308	513,582
China Direct Industries, Inc.	17,830	16,938
China Gerui Advanced Materials Group Ltd.	60,165	150,413
China Natural Resources, Inc.	4,312	40,964
China Precision Steel, Inc.	299,375	149,688
China Shen Zhou Mining & Resources, Inc.	59,198	107,740
Crosshair Exploration & Mining Corporation	271,904	140,302
General Moly, Inc.	251,891	866,505
General Steel Holdings, Inc.	103,057	126,760
Gold Reserve, Inc.	153	428
Gold Resource Corporation	142,453	3,205,193
Golden Minerals Company	20,831	146,025
Great Northern Iron Ore Properties	7,585	790,736
Great Panther Silver Ltd.	510	1,311
Hecla Mining Company	3,000	18,810
Horsehead Holding Corporation	56,301	488,693
Ivanhoe Mines Ltd.	105	2,154
Jaguar Mining, Inc.	370,686	1,927,567
Kaiser Aluminum Corporation	43,531	2,022,450
Kimber Resources, Inc.	11,900	16,303
Midway Gold Corporation	387,796	814,372
Olympic Steel, Inc.	86,090	1,760,540
Paramount Gold and Silver Corporation	275,751	733,498
Polymet Mining Corporation	198,492	267,964
Puda Coal, Inc.	61,600	18,480
Qiao Xing Universal Resources, Inc.	25,117	22,103
Rare Element Resources Ltd.	660,341	4,312,027
Revett Minerals, Inc.	5,392	22,700
RTI International Metals, Inc.	116,235	3,067,442
Silver Bull Resources, Inc.	103,614	68,385
Silvercorp Metals, Inc.	110,287	1,042,212
SinoCoking Coal and Coke Chemical Industries, Inc.	86,511	308,844
SunCoke Energy, Inc.	700	8,834
Tanzanian Royalty Exploration Corporation	258,827	999,072
US Gold Corporation	382,301	1,735,647

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.3% (Continued)	Shares	Value
Materials — 3.7% (Continued)
Metals & Mining — 1.9% (Continued)
Worthington Industries, Inc.	86,412	$1,493,199
		33,752,850
Paper & Forest Products — 0.3%
AbitibiBowater, Inc.	4,300	73,100
Clearwater Paper Corporation	15,550	515,172
Deltic Timber Corporation	2,172	147,023
Louisiana-Pacific Corporation	260,056	1,729,372
Neenah Paper, Inc.	9	148
Orient Paper, Inc.	130,673	321,456
P.H. Glatfelter Company	142,077	2,131,155
Wausau Paper Corporation	45,271	339,532
		5,256,958
Telecommunication Services — 0.6%
Diversified Telecommunication Services — 0.5%
Alaska Communications Systems Group, Inc.	550,270	3,890,409
Atlantic Tele-Network, Inc.	14,261	541,205
Boingo Wireless, Inc.	432	3,305
CenturyLink, Inc.	16	564
Cincinnati Bell, Inc.	49,284	158,695
Cogent Communications Group, Inc.	15,440	247,812
Consolidated Communications Holdings, Inc.	18,076	341,275
Fairpoint Communications, Inc.	168,763	906,257
Hawaiian Telcom Holdco, Inc.	378	5,579
Iridium Communications, Inc.	243,065	1,545,893
magicJack VocalTec Ltd.	30,150	744,705
Radcom Ltd.	52,881	229,504
Telecom Italia S.p.A.	72	895
		8,616,098
Wireless Telecommunication Services — 0.1%
Cellcom Israel Ltd.	6,826	150,445
Clearwire Corporation - Class A	121,113	232,537
Leap Wireless International, Inc.	104,681	727,533
Shenandoah Telecommunications Company	689	9,343
USA Mobility, Inc.	85,003	1,110,989
		2,230,847
Utilities — 0.8%
Electric Utilities — 0.2%
DPL, Inc.	4,394	133,358
Empire District Electric Company (The)	11,851	236,664
Hawaiian Electric Industries, Inc.	11,666	295,500
ITC Holdings Corporation	300	21,804
NV Energy, Inc.	23,201	372,144
Otter Tail Corporation	9,205	178,669
PNM Resources, Inc.	400	7,192
Portland General Electric Company	5,200	127,608
UIL Holdings Corporation	25,473	868,120
Westar Energy, Inc.	44,118	1,202,657
		3,443,716

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 62.3% (Continued)	Shares	Value
Utilities — 0.8% (Continued)
Gas Utilities — 0.2%
AmeriGas Partners, L.P.	190	$8,497
China Natural Gas, Inc. (a)	229,640	175,675
Ferrellgas Partners, L.P.	1,042	22,486
New Jersey Resources Corporation	24,011	1,128,997
Northwest Natural Gas Company	35,065	1,638,237
Piedmont Natural Gas Company, Inc.	11,620	379,858
WGL Holdings, Inc.	4,425	189,434
		3,543,184
Independent Power Producers & Energy Traders — 0.1%
American DG Energy, Inc.	12,029	17,923
Atlantic Power Corporation	5,319	71,806
Constellation Energy Group, Inc.	1,200	47,640
Dynegy, Inc.	129,322	474,612
U.S. Geothermal, Inc.	184,350	79,271
		691,252
Multi-Utilities — 0.3%
Black Hills Corporation	75,085	2,531,115
CH Energy Group, Inc.	32,993	1,821,544
MDU Resources Group, Inc.	51,039	1,051,914
		5,404,573
Water Utilities — 0.0% (b)
Artesian Resources Corporation - Class A	300	5,460
Cadiz, Inc.	23,001	221,039
Connecticut Water Service, Inc.	415	11,097
Middlesex Water Company	5,182	98,199
SJW Corporation	93	2,165
		337,960

Total Common Stocks (Proceeds $1,165,771,292)		$1,097,499,264

CLOSED-END FUNDS — 0.0% (b)	Shares	Value
BlackRock International Growth and Income Trust	5	$39
Central GoldTrust	1,249	82,534
Gabelli Convertible and Income Securities Fund, Inc. (The)	100	539
Global High Income Fund, Inc.	176	2,207
Nuveen Floating Rate Income Opportunity Fund	44	489
PIMCO Global StocksPLUS & Income Fund	48	953
Western Asset/Claymore Inflation-Linked Securities & Income Fund	10	128
Total Closed-End Funds (Proceeds $91,404)		$86,889

TFS MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)

EXCHANGE-TRADED FUNDS — 0.0% (b)	Shares	Value
Vanguard Extended Duration Treasury ETF	300	$34,548
WisdomTree Earnings 500 Fund	165	7,288
Total Exchange-Traded Funds (Proceeds $40,831)		$41,836

RIGHTS — 0.0% (b)	Shares	Value
First BanCorp (Puerto Rico) (a) (Proceeds $0)	358,191	$—

WARRANTS — 0.0% (b)	Shares	Value
American International Group, Inc.	854	$5,987
Magnum Hunter Resources Corporation (a)	15,718	—
Zion Oil & Gas, Inc.	44,348	13,304
Total Warrants (Proceeds $14,295)		$19,291

Total Securities Sold Short — 62.3% (Proceeds $1,165,917,822)		$1,097,647,280

ADR - American Depositary Receipt.

(a)	Securities fair-valued under supervision of the Board of Trustees totaled ($647,939) at October 31, 2011, representing (0.0%)(b) of net assets (Note 2).

(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* October 31, 2011

COMMON STOCKS — 100.2%	Shares	Value
Consumer Discretionary — 16.0%
Auto Components — 1.0%
Standard Motor Products, Inc.	15,100	$234,805
Other Auto Components (a)		301,790
		536,595
Automobiles — 0.6%
Thor Industries, Inc.	11,300	298,772

Distributors — 0.2%
Other Distributors (a)		86,024

Diversified Consumer Services — 2.5%
K12, Inc. (b)	7,700	269,885
Sotheby's	6,600	232,452
Other Diversified Consumer Services (a)		781,595
		1,283,932
Hotels, Restaurants & Leisure — 3.6%
Papa John's International, Inc. (b)	6,800	229,568
Other Hotels, Restaurants & Leisure (a)		1,604,875
		1,834,443
Household Durables — 0.8%
Jarden Corporation	8,200	262,646
Other Household Durables (a)		157,680
		420,326
Internet & Catalog Retail — 0.0% (d)
Other Internet & Catalog Retail (a)		12,825

Leisure Equipment & Products — 0.6%
Other Leisure Equipment & Products (a)		309,342

Media — 1.2%
Cinemark Holdings, Inc.	13,000	268,710
Other Media (a)		329,673
		598,383
Multiline Retail — 0.4%
Other Multiline Retail (a)		207,152

Specialty Retail — 4.3%
bebe stores, inc.	34,800	249,864
Other Specialty Retail (a)		1,933,221
		2,183,085
Textiles, Apparel & Luxury Goods — 0.8%
Other Textiles, Apparel & Luxury Goods (a)		429,428

Consumer Staples — 3.8%
Beverages — 0.5%
Other Beverages (a)		236,112

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 100.2% (Continued)	Shares	Value
Consumer Staples — 3.8% (Continued)
Food & Staples Retailing — 1.8%
Susser Holdings Corporation (b)	11,200	$245,952
Other Food & Staples Retailing (a)		653,558
		899,510
Food Products — 1.1%
Fresh Del Monte Produce, Inc.	8,954	227,969
Other Food Products (a)		361,150
		589,119
Household Products — 0.2%
Other Household Products (a)		100,206

Personal Products — 0.2%
Other Personal Products (a)		101,990

Energy — 5.6%
Energy Equipment & Services — 1.6%
Other Energy Equipment & Services (a)		809,381

Oil, Gas & Consumable Fuels — 4.0%
Golar LNG Ltd.	6,653	268,981
Other Oil, Gas & Consumable Fuels (a)		1,774,407
		2,043,388
Financials — 13.8%
Capital Markets — 2.2%
Other Capital Markets (a)		1,130,805

Commercial Banks — 3.1%
East West Bancorp, Inc.	12,300	239,481
Fulton Financial Corporation	28,700	270,928
Other Commercial Banks (a)		1,077,541
		1,587,950
Consumer Finance — 0.8%
Other Consumer Finance (a)		411,504

Diversified Financial Services — 0.9%
Other Diversified Financial Services (a)		449,833

Insurance — 2.8%
Other Insurance (a)		1,431,717

Real Estate Investment Trusts (REIT) — 2.8%
Other Real Estate Investment Trusts (REIT) (a)		1,436,258

Real Estate Management & Development — 0.3%
Other Real Estate Management & Development (a)		142,164

Thrifts & Mortgage Finance — 0.9%
Other Thrifts & Mortgage Finance (a)		456,561

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 100.2% (Continued)	Shares	Value
Health Care — 12.9%
Biotechnology — 0.9%
Other Biotechnology (a)		$484,878

Health Care Equipment & Supplies — 2.4%
RTI Biologics, Inc. (b)	53,365	240,142
Other Health Care Equipment & Supplies (a)		979,927
		1,220,069
Health Care Providers & Services — 5.6%
Chemed Corporation	4,200	249,312
Health Management Associates, Inc. - Class A (b)	28,600	250,536
LifePoint Hospitals, Inc. (b)	7,000	270,620
Omnicare, Inc.	9,200	274,344
Team Health Holdings, Inc. (b)	11,926	242,336
Other Health Care Providers & Services (a)		1,587,991
		2,875,139
Health Care Technology — 0.9%
Emdeon, Inc. - Class A (b)	12,500	237,125
Other Health Care Technology (a)		228,531
		465,656
Life Sciences Tools & Services — 1.5%
Charles River Laboratories International, Inc. (b)	8,600	277,608
Covance, Inc. (b)	5,300	268,869
Other Life Sciences Tools & Services (a)		215,415
		761,892
Pharmaceuticals — 1.6%
Other Pharmaceuticals (a)		817,366

Industrials — 20.5%
Aerospace & Defense — 1.9%
Other Aerospace & Defense (a)		956,819

Air Freight & Logistics — 1.0%
Hub Group, Inc. - Class A (b)	7,800	243,828
Other Air Freight & Logistics (a)		286,790
		530,618
Airlines — 0.5%
Other Airlines (a)		280,269

Building Products — 1.3%
Lennox International, Inc.	7,700	247,863
Other Building Products (a)		396,887
		644,750
Commercial Services & Supplies — 3.5%
Other Commercial Services & Supplies (a)		1,799,243

Construction & Engineering — 1.1%
Chicago Bridge & Iron Company N.V.	6,300	230,454
Other Construction & Engineering (a)		359,044
		589,498

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 100.2% (Continued)	Shares	Value
Industrials — 20.5% (Continued)
Electrical Equipment — 0.3%
Other Electrical Equipment (a)		$136,338

Industrial Conglomerates — 0.5%
Other Industrial Conglomerates (a)		271,003

Machinery — 6.7%
Actuant Corporation - Class A	12,500	281,250
Kennametal, Inc.	7,400	287,786
Mueller Industries, Inc.	6,000	242,700
Robbins & Myers, Inc.	6,400	286,016
WABCO Holdings, Inc. (b)	5,000	251,050
Other Machinery (a)		2,060,801
		3,409,603
Marine — 0.1%
Other Marine (a)		26,442

Professional Services — 0.9%
Other Professional Services (a)		475,053

Road & Rail — 2.3%
Con-way, Inc.	11,000	324,170
Ryder System, Inc.	5,000	254,700
Other Road & Rail (a)		616,473
		1,195,343
Trading Companies & Distributors — 0.4%
Other Trading Companies & Distributors (a)		207,269

Information Technology — 18.1%
Communications Equipment — 1.7%
ADTRAN, Inc.	8,400	282,240
Riverbed Technology, Inc. (b)	8,100	223,398
Other Communications Equipment (a)		388,988
		894,626
Computers & Peripherals — 1.3%
STEC, Inc. (b)	21,100	238,852
Other Computers & Peripherals (a)		453,484
		692,336
Electronic Equipment, Instruments & Components — 3.4%
Brightpoint, Inc. (b)	27,300	277,095
Molex, Inc.	9,400	232,086
Other Electronic Equipment, Instruments & Components (a)		1,236,179
		1,745,360
Internet Software & Services — 2.3%
WebMD Health Corporation (b)	8,300	298,385
Other Internet Software & Services (a)		882,962
		1,181,347

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 100.2% (Continued)	Shares	Value
Information Technology — 18.1% (Continued)
IT Services — 3.3%
Acxiom Corporation (b)	19,100	$251,929
DST Systems, Inc.	4,600	230,874
NeuStar, Inc. - Class A (b)	7,800	247,962
Other IT Services (a)		973,532
		1,704,297
Office Electronics — 0.2%
Other Office Electronics (a)		85,776

Semiconductors & Semiconductor Equipment — 2.2%
Kulicke & Soffa Industries, Inc. (b)	23,100	222,915
Other Semiconductors & Semiconductor Equipment (a)		891,202
		1,114,117
Software — 3.7%
CommVault Systems, Inc. (b)	5,600	238,448
Quest Software, Inc. (b)	15,000	263,850
S1 Corporation (b)	23,900	232,547
TiVo, Inc. (b)	29,600	320,568
Other Software (a)		824,048
		1,879,461
Materials — 7.2%
Chemicals — 3.1%
Huntsman Corporation	24,500	287,630
W.R. Grace & Company (b)	7,200	300,888
Other Chemicals (a)		978,275
		1,566,793
Containers & Packaging — 1.6%
Bemis Company, Inc.	8,600	241,746
Other Containers & Packaging (a)		589,972
		831,718
Metals & Mining — 2.3%
Schnitzer Steel Industries, Inc. - Class A	5,700	266,760
Other Metals & Mining (a)		924,170
		1,190,930
Paper & Forest Products — 0.2%
Other Paper & Forest Products (a)		118,490

Telecommunication Services — 1.1%
Diversified Telecommunication Services — 0.8%
Other Diversified Telecommunication Services (a)		430,238

Wireless Telecommunication Services — 0.3%
Other Wireless Telecommunication Services (a)		130,204

Utilities — 1.2%
Gas Utilities — 0.6%
Other Gas Utilities (a)		285,576

TFS SMALL CAP FUND SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 100.2% (Continued)	Shares	Value
Utilities — 1.2% (Continued)
Independent Power Producers & Energy Traders — 0.2%
Other Independent Power Producers & Energy Traders (a)		$129,625

Multi-Utilities — 0.4%
Other Multi-Utilities (a)		195,822

Water Utilities — 0.0% (d)
Other Water Utilities (a)		8,755

Total Common Stocks (Cost $47,786,668)		$51,359,524

MONEY MARKET FUNDS — 0.1%	Shares	Value
UMB Money Market Fiduciary, 0.01% (c) (Cost $44,627)	44,627	$44,627

Total Investments at Value — 100.3% (Cost $47,831,295)		$51,404,151

Liabilities in Excess of Other Assets — (0.3%)		(130,260)

Net Assets — 100.0%		$51,273,891

*	A complete Schedule of Investments is available without charge upon request by calling toll-free 1-888-534-2001 or on the SEC’s website at http://www.sec.gov.

(a)
Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of October 31, 2011.

(b)	Non-income producing security.

(c)	Variable rate security. The rate shown is the 7-day effective yield as of October 31, 2011.

(d)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST STATEMENTS OF ASSETS AND LIABILITIES October 31, 2011

	TFS Market Neutral Fund	TFS Small Cap Fund
ASSETS
Investments in securities:
At acquisition cost	$1,621,810,198	$47,831,295
At value (Note 2)	$1,701,379,058	$51,404,151
Deposits with brokers for securities sold short (Note 2)	1,200,943,450	—
Dividends and interest receivable	806,281	15,415
Receivable for investment securities sold	178,402,230	3,128,635
Receivable for capital shares sold	1,078,543	46,234
Other assets	69,545	11,241
TOTAL ASSETS	3,082,679,107	54,605,676

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $1,165,917,822)	1,097,647,280	—
Bank overdraft (Note 5)	33,720,904	—
Payable for investment securities purchased	178,580,902	3,196,936
Payable for capital shares redeemed	919,223	62,318
Dividends payable on securities sold short (Note 2)	295,863	—
Payable to Adviser (Note 4)	3,354,022	47,209
Payable to administrator (Note 4)	160,425	10,430
Accrued brokerage expense on securities sold short (Note 2)	5,486,192	—
Other accrued expenses and liabilities	249,110	14,892
TOTAL LIABILITIES	1,320,413,921	3,331,785

NET ASSETS	$1,762,265,186	$51,273,891

Net assets consist of:
Paid-in capital	$1,819,996,327	$48,141,181
Accumulated net realized losses from security transactions	(205,570,524)	(440,146)
Net unrealized appreciation (depreciation) on:
Investments	79,568,860	3,572,856
Short positions	68,270,542	—
Translation of assets and liabilities in foreign currencies	(19)	—
Net assets	$1,762,265,186	$51,273,891

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	122,325,300	4,248,004

Net asset value, redemption price and offering price per share (a) (Note 2)	$14.41	$12.07

(a)	Redemption price may differ from the net asset value per share depending upon the length of time the shares are held.

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST STATEMENTS OF OPERATIONS For the Year Ended October 31, 2011

	TFS Market Neutral Fund	TFS Small Cap Fund
INVESTMENT INCOME
Dividends	$24,126,606	$687,246
Foreign tax withholding	(53,491)	(120)
Interest	3,081	62
TOTAL INVESTMENT INCOME	24,076,196	687,188

EXPENSES
Brokerage expense on securities sold short (Note 2)	76,259,387	—
Investment advisory fees (Note 4)	34,856,303	593,421
Dividend expense on securities sold short (Note 2)	11,460,810	—
Administration fees (Note 4)	967,310	68,276
Accounting services fees (Note 4)	666,671	35,345
Custodian fees	618,573	43,207
Transfer agent fees (Note 4)	298,319	25,570
Registration fees	187,841	28,446
Pricing fees	86,334	11,371
Professional fees	66,874	28,748
Postage and supplies	63,809	6,469
Trustees’ fees and expenses	25,192	25,192
Compliance service fees and expenses (Note 4)	28,163	20,365
Printing of shareholder reports	35,899	6,443
Insurance expense	37,779	1,656
Borrowing costs (Note 5)	13,210	365
Other expenses	22,440	15,366
TOTAL EXPENSES	125,694,914	910,240
Investment advisory fee reductions (Note 4)	—	(66,738)
Plus recovery by the Adviser of investment advisory fee reductions in prior years (Note 4)	275,149	—
NET EXPENSES	125,970,063	843,502

NET INVESTMENT LOSS	(101,893,867)	(156,314)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, SECURITIES SOLD SHORT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gains (losses) from:
Investments	(57,639,740)	(195,385)
Securities sold short	32,458,231	3,001
Foreign currency transactions	(51,262)	—
Net change in unrealized appreciation (depreciation) on:
Investments	8,870,392	674,114
Securities sold short	76,725,277	—
Foreign currency translation	(19)	—
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	60,362,879	481,730
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(41,530,988)	$325,416

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2011	Year Ended October 31, 2010
FROM OPERATIONS
Net investment loss	$(101,893,867)	$(32,806,131)
Net realized gains (losses) from:
Investments	(57,639,740)	206,303,196
Securities sold short	32,458,231	(102,255,118)
Foreign currency transactions	(51,262)	2
Net change in unrealized appreciation (depreciation) on:
Investments	8,870,392	37,377,233
Securities sold short	76,725,277	(46,305,711)
Foreign currency translation	(19)	—
Net increase (decrease) in net assets from operations	(41,530,988)	62,313,471

FROM DISTRIBUTIONS
Distributions from net realized gains from security transactions	(107,375,129)	(6,035,121)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,086,344,768	487,596,827
Net asset value of shares issued in reinvestment of distributions to shareholders	89,339,826	5,396,118
Proceeds from redemption fees collected (Note 2)	170,403	182,763
Payments for shares redeemed	(406,903,124)	(235,644,085)
Net increase in net assets from capital share transactions	768,951,873	257,531,623

TOTAL INCREASE IN NET ASSETS	620,045,756	313,809,973

NET ASSETS
Beginning of year	1,142,219,430	828,409,457
End of year	$1,762,265,186	$1,142,219,430

ACCUMULATED NET INVESTMENT INCOME	$—	$—

CAPITAL SHARE ACTIVITY
Shares sold	71,231,581	31,680,817
Shares issued in reinvestment of distributions to shareholders	6,085,819	355,008
Shares redeemed	(27,272,508)	(15,287,390)
Net increase in shares outstanding	50,044,892	16,748,435
Shares outstanding, beginning of year	72,280,408	55,531,973
Shares outstanding, end of year	122,325,300	72,280,408

See accompanying notes to financial statements.

TFS SMALL CAP FUND STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2011	Year Ended October 31, 2010
FROM OPERATIONS
Net investment loss	$(156,314)	$(189,625)
Net realized gains (losses) from:
Investments	(195,385)	2,817,536
Securities sold short	3,001	(2,732)
Net change in unrealized appreciation (depreciation) on investments	674,114	3,000,769
Net increase in net assets from operations	325,416	5,625,948

FROM DISTRIBUTIONS
Distributions from net realized gains from security transactions	(2,235,241)	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	34,491,562	22,983,154
Net asset value of shares issued in reinvestment of distributions to shareholders	2,062,420	—
Proceeds from redemption fees collected (Note 2)	19,574	21,157
Payments for shares redeemed	(19,173,870)	(9,469,293)
Net increase in net assets from capital share transactions	17,399,686	13,535,018

TOTAL INCREASE IN NET ASSETS	15,489,861	19,160,966

NET ASSETS
Beginning of year	35,784,030	16,623,064
End of year	$51,273,891	$35,784,030

ACCUMULATED NET INVESTMENT INCOME	$—	$—

CAPITAL SHARE ACTIVITY
Shares sold	2,672,521	2,070,878
Shares issued in reinvestment of distributions to shareholders	164,599	—
Shares redeemed	(1,576,877)	(865,629)
Net increase in shares outstanding	1,260,243	1,205,249
Shares outstanding, beginning of year	2,987,761	1,782,512
Shares outstanding, end of year	4,248,004	2,987,761

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND FINANCIAL HIGHLIGHTS

Per share data for a share outstanding throughout each period:	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009		Four Months Ended October 31, 2008(a)		Year Ended June 30, 2008		Year Ended June 30, 2007
Net asset value at beginning of period	$15.80	$14.92	$13.25		$15.59		$14.59		$12.44

Income (loss) from investment operations:
Net investment income (loss)	(0.83)	(0.45)	(0.24)		(0.09)		(0.23)		0.01
Net realized and unrealized gains (losses) on investments	0.93	1.43	2.13		(2.27)		1.56		2.35
Total from investment operations	0.10	0.98	1.89		(2.36)		1.33		2.36

Less distributions:
Distributions from net investment income	—	—	—		—		(0.01)		—
Distributions from net realized gains from security transactions	(1.49)	(0.10)	(0.25)		—		(0.40)		(0.22)
Total distributions	(1.49)	(0.10)	(0.25)		—		(0.41)		(0.22)

Proceeds from redemption fees collected (Note 2)	0.00 (b)	0.00 (b)	0.03		0.02		0.08		0.01

Net asset value at end of period	$14.41	$15.80	$14.92		$13.25		$15.59		$14.59

Total return (c)	0.43%	6.60%	14.86%		(15.01%	)(d)	9.93%		19.18%

Ratios and supplemental data:
Net assets at end of period (000’s)	$1,762,265	$1,142,219	$828,409		$378,564		$271,239		$211,386

Ratio of total expenses to average net assets	8.10%	4.52%	4.70%		4.60%	(g)	4.05%		3.30%

Ratio of net expenses to average net assets	8.12%	4.55%	4.67%	(e)	4.55%	(e)(g)	3.94%	(e)	3.07%	(e)

Ratio of net expenses to average net assets excluding dividend expense (f)	7.38%	3.81%	3.84%	(e)	3.68%	(e)(g)	2.80%	(e)	2.48%	(e)

Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (f)	2.47%	2.50%	2.49%	(e)	2.49%	(e)(g)	2.50%	(e)	2.48%	(e)

Ratio of net investment income (loss) to average net assets	(6.56% )	(3.16% )	(2.32%	)	(2.24%	)(g)	(2.15%	)	0.09%

Portfolio turnover rate	751%	703%	429%		204%	(d)	536%		492%

(a)	Fund changed fiscal year end to October 31.

(b)	Amount rounds to less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).

(f)
Dividend expense, borrowing costs and brokerage expense on securities sold short totaled 5.65%, 2.05%, 2.18%, 2.06%(g), 1.44% and 0.59% of average net assets for the periods ended October 31, 2011, 2010, 2009 and 2008 and June 30, 2008 and 2007, respectively.

(g)	Annualized.

See accompanying notes to financial statements.

TFS SMALL CAP FUND FINANCIAL HIGHLIGHTS

Per share data for a share outstanding throughout each period:	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Four Months Ended October 31, 2008(a)		Year Ended June 30, 2008	Year Ended June 30, 2007
Net asset value at beginning of period	$11.98	$9.33		$6.80	$9.31		$13.08	$10.39

Income (loss) from investment operations:
Net investment income (loss)	(0.04)	(0.06)		(0.02)	0.01		(0.18)	(0.07)
Net realized and unrealized gains (losses) on investments	0.87	2.70		2.55	(2.52)		(1.79)	2.76
Total from investment operations	0.83	2.64		2.53	(2.51)		(1.97)	2.69

Less distributions:
Distributions from net investment income	—	—		(0.01)	—		—	—
Distributions from net realized gains from security transactions	(0.74)	—		—	—		(1.80)	(0.00	)(b)
Total distributions	(0.74)	—		(0.01)	—		(1.80)	(0.00)

Proceeds from redemption fees collected (Note 2)	0.00 (b)	0.01		0.01	0.00	(b)	0.00 (b)	0.00	(b)

Net asset value at end of period	$12.07	$11.98		$9.33	$6.80		$9.31	$13.08

Total return (c)	6.68%	28.40%		37.41%	(26.96%	)(d)	(16.40% )	25.93%

Ratios and supplemental data:
Net assets at end of period (000’s)	$51,274	$35,784		$16,623	$3,053		$4,581	$5,638

Ratio of total expenses to average net assets	1.82%	2.31%		5.14%	4.44%	(e)	5.57%	5.14%

Ratio of net expenses to average net assets (f)	1.69%	1.78%		1.88%	0.88%	(e)	2.72%	2.03%

Ratio of net expenses to average net assets excluding borrowing costs (f)	1.68%	1.78%		1.87%	0.87%	(e)	2.68%	2.03%

Ratio of net investment income (loss) to average net assets	(0.31% )	(0.70%	)	(0.63% )	0.28%	(e)	(1.76% )	(0.69%	)

Portfolio turnover rate	525%	657%		320%	123%	(d)	269%	419%

(a)	Fund changed fiscal year end to October 31.

(b)	Amount rounds to less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS October 31, 2011

1. Organization

TFS Market Neutral Fund and TFS Small Cap Fund (individually, a “Fund”, and collectively, the “Funds”) are each a diversified series of TFS Capital Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated January 30, 2004. As part of the Trust’s organization, TFS Market Neutral Fund issued in a private placement on June 28, 2004 10,000 shares of the Fund, at $10.00 per share, to TFS Capital LLC (the “Adviser”), the investment adviser to the Fund. TFS Market Neutral Fund commenced operations on September 7, 2004. TFS Small Cap Fund commenced operations on March 7, 2006.

TFS Market Neutral Fund seeks to produce capital appreciation while having a low correlation to the U.S. equity market, which the Adviser defines as the S&P 500® Index. In addition, the Fund seeks to produce lower volatility than the movement of the U.S. equity market.

TFS Small Cap Fund seeks long-term capital appreciation. In addition, the Fund seeks to outperform the Russell 2000® Index.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Funds’ portfolio securities are valued at their fair values as of the close of the regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the mean of the most recent bid and ask prices on the NYSE or other primary exchange. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The Funds’ investments and securities sold short recorded at fair value have been categorized based upon a fair value hierarchy in accordance with the Financial Accounting Standards Board’s guidance on fair value measurement. The levels of the fair value hierarchy and their applicability to the Funds are described below:

•
Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities at the reporting date. Level 1 assets and liabilities include common stocks, closed-end, open-end and exchange-traded funds, rights, warrants and cash equivalents.

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

•
Level 2 inputs utilize inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and quoted prices for identical or similar assets or liabilities that are not active. Assets and liabilities included in this category generally include common stocks that trade infrequently or their trading has been temporarily halted and corporate bonds with values that are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

•
Level 3 inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability. Assets and liabilities included in this category generally include common stocks that trade infrequently or their trading has been halted for an extended period of time.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement. The Funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The availability of observable inputs can vary from product to product and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized as Level 3.

The following is a summary of the inputs used to value the Funds’ investments and securities sold short as of October 31, 2011:

TFS Market Neutral Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,631,704,116	$123,132	$—	$1,631,827,248
Common Stocks – Sold Short	(1,096,851,325)	(2)	(647,937)	(1,097,499,264)
Closed-End Funds	69,536,407	—	—	69,536,407
Closed-End Funds – Sold Short	(86,889)	—	—	(86,889)
Exchange-Traded Funds	2,308	—	—	2,308
Exchange-Traded Funds – Sold Short	(41,836)	—	—	(41,836)
Open-End Funds	1,002	—	—	1,002
Corporate Bonds	—	2,036	—	2,036
Rights	10,057	—	—	10,057
Rights – Sold Short	—	—	—	—
Warrants	—	—	—	—
Warrants – Sold Short	(19,291)	—	—	(19,291)
Total	$604,254,549	$125,166	$(647,937)	$603,731,778

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

TFS Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$51,359,524	$—	$—	$51,359,524
Money Market Funds	44,627	—	—	44,627
Total	$51,404,151	$—	$—	$51,404,151

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of the securities valued using Level 1, Level 2 and Level 3 inputs by security type and industry type. During the year ended October 31, 2011, the Funds did not have any significant transfers in and out of any Level. There were no Level 3 securities or derivative instruments held by TFS Small Cap Fund during the year ended or as of October 31, 2011. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

The following is a reconciliation of Level 3 investments held and securities sold short in TFS Market Neutral Fund for which significant unobservable inputs were used to determine fair value as of October 31, 2011. Because of the inherent uncertainty of valuation, this may differ from the values that would have been used had a ready market for the security existed and this difference could be material.

Securities Sold Short
Balance as of October 31, 2010	$—
Transfers in and/or out of Level 3	(647,937)
Balance as of October 31, 2011	$(647,937)

Share valuation – The net asset value per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. During the years ended October 31, 2011 and October 31, 2010, proceeds from redemption fees totaled $170,403 and $182,763, respectively, for TFS Market Neutral Fund and $19,574 and $21,157, respectively, for TFS Small Cap Fund.

Investment income (expense) – Dividend income (expense) is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are permanent in nature and are primarily due to differing treatments of net short-term gains. The tax character of distributions paid by the Funds during the years ended October 31, 2011 and October 31, 2010 was as follows:

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

	Year Ended	Ordinary Income	Long-Term Gains	Total Distributions
TFS Market Neutral Fund	10/31/2011	$87,395,252	$19,979,877	$107,375,129
	10/31/2010	$6,035,121	$—	$6,035,121
TFS Small Cap Fund	10/31/2011	$2,114,058	$121,183	$2,235,241
	10/31/2010	$—	$—	$—

Short positions – The Funds may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability is then subsequently marked-to-market daily to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statements of Assets and Liabilities. The Funds are liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short positions. These costs are reported as brokerage expenses on securities sold short in the Statements of Operations. As collateral for its short positions, the Funds are required under the Investment Company Act of 1940 to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. TFS Market Neutral Fund engages in short selling as a principal investment strategy while TFS Small Cap Fund does not. TFS Small Cap Fund currently intends to limit its exposure to short positions to 5% of its net assets.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses – Common expenses of the Trust are allocated between the Funds based on the relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Federal income tax – It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its ordinary income (net investment income and specified gains and losses) and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of October 31, 2011:

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

	TFS Market Neutral Fund	TFS Small Cap Fund
Tax cost of portfolio investments	$1,802,202,073	$48,391,260
Gross unrealized appreciation	$74,537,618	$4,169,501
Gross unrealized depreciation	(175,360,633)	(1,156,610)
Net unrealized appreciation (depreciation) on investments	(100,823,015)	3,012,891
Net unrealized appreciation on securities sold short	14,402,350	—
Net unrealized depreciation on translation of assets and liabilities in foreign currencies	(19)	—
Undistributed ordinary income	23,395,817	—
Undistributed long-term gains	5,293,726	119,819
Accumulated earnings (deficit)	$(57,731,141)	$3,132,710

The difference between the federal income tax cost of portfolio of investments and the financial statement cost for each Fund is due to certain timing differences in the recognition of capital gains or losses under GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

For the year ended October 31, 2011, TFS Market Neutral Fund reclassified $101,893,867 of net investment loss against accumulated net realized losses from security transactions and TFS Small Cap Fund reclassified $156,314 of net investment loss against paid-in capital on the Statements of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, have no effect on the Funds’ net assets or net asset value per share.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax periods (June 30, 2007 through October 31, 2011) of each Fund and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3. Investment Transactions

During the year ended October 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. government securities and short positions, amounted to $11,825,912,231 and $11,135,186,531, respectively, for TFS Market Neutral Fund and $275,026,471 and $259,607,284, respectively, for TFS Small Cap Fund.

4. Transactions with Affiliates

INVESTMENT ADVISORY AGREEMENT
Each Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. TFS Market Neutral Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 2.25% of its average daily net assets up to $1.75 billion and 2.15% of such assets above $1.75 billion. Prior to June 24, 2011, TFS Market Neutral Fund paid the Adviser at an annual rate of 2.25% of its average daily assets.

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

Effective as of March 1, 2010, the Investment Advisory Agreement for TFS Small Cap Fund was amended to revise the investment advisory fee structure. The amended advisory fee for TFS Small Cap Fund is a fixed fee that is computed at the annual rate of 1.25% of its average daily net assets and replaced the previous performance fee structure. As part of the amendment to its Investment Advisory Agreement, TFS Small Cap Fund, for a transition period of 12 months beginning on March 1, 2010, paid the Adviser the lesser of the 1.25% fee (the “Fixed Fee”) or the Fixed Fee adjusted for the Fund’s performance relative to its benchmark, the Russell 2000® Index plus 2.50% (“Benchmark”), for the applicable performance period. The applicable performance period was a rolling twelve month period whereby the most recent calendar month was substituted for the earliest month as time passed. During periods where TFS Small Cap Fund outperformed the Benchmark for the relevant performance period, the Adviser was paid the Fixed Fee. During periods where TFS Small Cap Fund underperformed the Benchmark for the relevant performance period, the Fixed Fee was decreased by one basis point (0.01%) for every two basis points (0.02%) of such underperformance, to a minimum fee of 0.00% per annum. During the year ended October 31, 2011, investment advisory fees paid by TFS Small Cap Fund were decreased $31,744 below the Fixed Fee pursuant to the previous performance fee structure.

The Adviser has contractually agreed to reduce its advisory fees and to absorb each Fund’s operating expenses (for the life of the Funds) to the extent necessary to limit aggregate annual ordinary operating expenses (which do not include brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short and extraordinary expenses) to 2.50% of TFS Market Neutral Fund’s average daily net assets and 1.75% of TFS Small Cap Fund’s average daily net assets. During the year ended October 31, 2011, the Adviser reduced its investment advisory fees by $66,738 with respect to TFS Small Cap Fund. There were no fee reductions by the Adviser for TFS Market Neutral Fund.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the applicable Fund for a period of three years after such fees and expenses were incurred, provided that such repayments do not cause ordinary operating expenses to exceed the expense caps of 2.50% and 1.75%, respectively, for TFS Market Neutral Fund and TFS Small Cap Fund. During the year ended October 31, 2011, the Adviser recouped $275,149 of previous fee reductions from TFS Market Neutral Fund. As of October 31, 2011, the Adviser has recouped all previous fee reductions for TFS Market Neutral Fund. As of October 31, 2011, the Adviser may in the future recoup fee reductions and expense reimbursements totaling $390,062, from TFS Small Cap Fund. The Adviser may recapture these amounts no later than the dates as stated below:

	October 31, 2012	October 31, 2013	October 31, 2014
TFS Small Cap Fund	$179,857	$143,467	$66,738

The President of the Trust is also a Principal of the Adviser.

COMPLIANCE CONSULTING AGREEMENT
Under the terms of the Compliance Consulting Agreement, Drake Compliance, LLC (“Drake”) provides ongoing regulatory compliance consulting, monitoring and reporting services for the Trust. In addition, a principal of Drake serves as the Trust’s Chief Compliance Officer. For these services, Drake receives $4,000 per month from the Trust. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Drake, if any, including, but not limited to, postage and supplies and travel expenses.

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus Fund Solutions, LLC (“Ultimus”) supplies executive, administrative and regulatory services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission (the “SEC”) and state securities commissions and materials for meetings of the Board of Trustees. For these services, each Fund pays Ultimus a monthly fee at an annual rate of 0.075% of its average daily net assets up to $500 million, 0.05% of such assets between $500 million and $2 billion, 0.04% of such assets between $2 billion and $3 billion, 0.03% of such assets between $3 billion and $5 billion, and 0.025% of such assets in excess of $5 billion, subject to a minimum monthly fee of $5,000. Prior to July 1, 2011, each Fund paid Ultimus a monthly fee at an annual rate of 0.15% of its average daily net assets up to $50 million, 0.125% of such assets between $50 million and $100 million, 0.10% of such assets between $100 million and $250 million, 0.075% of such assets between $250 million and $500 million, and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000.Certain officers of the Trust are also officers of Ultimus.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For the performance of these services, TFS Market Neutral Fund pays Ultimus a monthly base fee of $4,000 per month plus an asset based fee of 0.005% of average daily gross assets. TFS Small Cap Fund pays Ultimus a base fee of $2,500 per month plus an asset based fee of 0.01% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million. In addition, each Fund pays a trade fee for trades in excess of 2,000 portfolio trades per month. Each Fund reimburses certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Funds’ portfolio securities.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Each Fund pays Ultimus a monthly fee for these services at an annual rate of $15 to $24 per shareholder account, depending on the nature of the account, subject to a $1,500 minimum monthly fee. In addition, the Funds reimburse Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
The Trust has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”), pursuant to which the Distributor provides distribution services and serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor’s fees are paid by the Adviser.

TFS CAPITAL INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

5. Borrowing Costs

During the year ended October 31, 2011, TFS Market Neutral Fund and TFS Small Cap Fund incurred $13,210 and $365 of borrowing costs, respectively, with the Funds’ custodian bank. As of October 31, 2011, TFS Market Neutral Fund had outstanding borrowings (bank overdraft) of $33,720,904 and TFS Small Cap Fund had no outstanding borrowings. The average outstanding borrowings for the year ended October 31, 2011 include 304 days of $0 borrowings for TFS Market Neutral Fund and 337 days of $0 borrowings for TFS Small Cap Fund. The average outstanding borrowings and average interest rate on borrowings during the year ended October 31, 2011 were as follows:

	Average Outstanding Borrowing	Average Interest Rate
TFS Market Neutral Fund	$2,160,870	1.55%
TFS Small Cap Fund	$23,485	1.58%

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

8. New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is applied prospectively. Management is currently evaluating the impact ASU No. 2011-04 may have on financial statement disclosures.

TFS CAPITAL INVESTMENT TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
TFS Capital Investment Trust

We have audited the accompanying statements of assets and liabilities of TFS Capital Investment Trust, comprised of TFS Market Neutral Fund and TFS Small Cap Fund (the “Funds”), including the summary schedules of investments and schedule of securities sold short, as of October 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the TFS Capital Investment Trust as of October 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

McLean, Virginia
December 23, 2011

TFS CAPITAL INVESTMENT TRUST ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table are based on an investment of $1,000 made at the beginning of the most recent semi-annual period and held until the end of the period (May 1, 2011 through October 31, 2011).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge any sales loads. However, a redemption fee of 2% is applied on the sale of shares purchased within 90 days of the date of their purchase and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. The calculations below assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

TFS CAPITAL INVESTMENT TRUST ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

TFS Market Neutral Fund

	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$926.10	$45.68
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$977.77	$46.91

TFS Small Cap Fund

	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$846.40	$8.14
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.38	$8.89

*
Expenses are equal to the annualized expense ratio of 9.41% and 1.75%, respectively, for TFS Market Neutral Fund and TFS Small Cap Fund for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov.

The Funds file a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-534-2001. Furthermore, you may obtain copies of the filings on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TFS CAPITAL INVESTMENT TRUST BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Overall responsibility for management of the Trust rests with its Trustees. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust’s day-to-day operations. The officers have been elected for an annual term. Certain officers of the Trust also may serve as Trustees. The Trust is managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently six Trustees, four of whom are not “interested persons” of the Trust within the meaning of that term under the Investment Company Act of 1940. The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

Name, Address and Age	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years and Directorships of Public Companies **	Number of Portfolios in Fund Complex Overseen by Trustee
Interested Trustees:
*Larry S. Eiben 1800 Bayberry Court, Suite 103 Richmond, Virginia 23226 Year of Birth: 1972	Since January 2004	Trustee and President	Owner, Chief Operating Officer and Chief Compliance Officer of TFS Capital LLC.	2
*Thomas M. Frederick 121 Walnut Street, Suite 320 West Chester, Pennsylvania 19380 Year of Birth: 1972	Since June 2004	Trustee	Director of Business Development for TFS Capital LLC from July 2006 to present.	2
Independent Trustees:
Merle C. Hazelton 1800 Bayberry Court, Suite 103 Richmond, Virginia 23226 Year of Birth: 1962	Since June 2004	Trustee	Capital Markets – Assistant Controller of Genworth Financial, Inc. from July 2007 to present; Investments – Assistant Controller of Genworth Financial, Inc. from May 2005 to July 2007.	2
Mark J. Malone 1800 Bayberry Court, Suite 103 Richmond, Virginia 23226 Year of Birth: 1966	Since June 2004	Trustee	Managing Director of Lazard Capital Markets from March 2008 to present; Managing Director of Institutional Sales of Morgan Keegan & Company, Inc. from April 2006 to March 2008.	2
Brian O’Connell 1800 Bayberry Court, Suite 103 Richmond, Virginia 23226 Year of Birth: 1959	Since June 2004	Trustee	Independent writer/author.	2
Gregory R. Owens 1800 Bayberry Court, Suite 103 Richmond, Virginia 23226 Year of Birth: 1966	Since October 2011	Trustee	Vice President of Finance of Capital One Financial Corporation from February 1996 to present.	2

TFS CAPITAL INVESTMENT TRUST BOARD OF TRUSTEES AND OFFICERS (Unaudited) (Continued)

Name, Address and Age	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Kevin Gates 1800 Bayberry Court, Suite 103 Richmond, Virginia 23226 Year of Birth: 1972	Since October 2011	Vice President	Owner and Co-Portfolio Manager of TFS Capital LLC.
Richard Gates 1800 Bayberry Court, Suite 103 Richmond, Virginia 23226 Year of Birth: 1972	Since October 2011	Vice President	Owner and Co-Portfolio Manager of TFS Capital LLC.
Robert G. Dorsey 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1957	Since June 2004	Vice President	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC.
Mark J. Seger 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1962	Since June 2004	Treasurer	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC.
Wade R. Bridge 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 Year of Birth: 1968	Since June 2011	Secretary	Director of Administration of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC.
David D. Jones 719 Sawdust Road, Suite 113 The Woodlands, TX 77380 Year of Birth: 1958	Since December 2007	Chief Compliance Officer	Managing Member of Drake Compliance, LLC; Attorney, David Jones & Assoc., P.C. (a law firm).

*
Larry S. Eiben and Thomas M. Frederick, as affiliated persons of TFS Capital LLC, the Trust’s investment adviser, are considered “interested persons” of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

**	None of the Trustees are directors of public companies.

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call 1-888-534-2001.

TFS CAPITAL INVESTMENT TRUST
FEDERAL TAX INFORMATION (Unaudited)

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions made by the Funds during the fiscal year ended October 31, 2011. Certain dividends paid the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. TFS Market Neutral Fund and TFS Small Cap Fund intend to designate up to a maximum amount of $87,395,252 and $2,114,058, respectively, as taxed at a maximum rate of 15%. Additionally, TFS Market Neutral Fund and TFS Small Cap Fund intend to designate $19,979,877 and $121,183, respectively, as long-term gain distributions.

TFS CAPITAL INVESTMENT TRUST APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited)

The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the continuance of the Investment Advisory Agreements (the “Advisory Agreements”) with the Adviser for the TFS Market Neutral Fund and the TFS Small Cap Fund. These approvals took place at a Board meeting held on June 17, 2011, at which all of the Trustees were present in person.

The Trustees were advised by independent counsel of their fiduciary obligations in approving the Advisory Agreements and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Agreements and whether the Agreements continue to be in the best interests of the Funds and their shareholders. The Trustees reviewed: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of each Fund and the Adviser; (iii) the cost of the services provided and the profits realized by the Adviser from its relationship with the Funds and the financial strength of the Adviser; (iv) the extent to which economies of scale would be realized as the Funds grow larger; (v) whether advisory fee levels reflect these economies of scale for the benefit of Fund shareholders; (vi) comparisons of services rendered to and fees paid by the Funds with the services provided by and the fees paid to other investment advisers or the services provided to and the fees paid by other clients of the Adviser; and (vii) any ancillary benefits derived or to be derived by the Adviser from its relationship with the Funds. The Trustees reviewed the background, qualifications, education and experience of the Adviser’s investment and operational personnel. The Trustees also discussed and considered the quality of administrative and other services provided to the Trust, the Adviser’s compliance program, and the Adviser’s role in coordinating such services and programs. The Independent Trustees were provided with a list of intermediaries who are authorized to sell shares of the Funds and the fees paid by the Adviser to such intermediaries. The Independent Trustees were advised by experienced independent counsel throughout the process. Prior to voting on the Advisory Agreements, the Independent Trustees reviewed the Agreements with management and also met in a private session with counsel at which no representatives of the Adviser were present.

Below is a summary of the discussions and findings of the Trustees in regard to the approvals of the Advisory Agreements.

(i)
The nature, extent, and quality of the services provided by the Adviser. In this regard, the Independent Trustees reviewed the services being provided to the Funds by the Adviser. They discussed the responsibilities of the Adviser under the Advisory Agreements and the Adviser’s compensation under the Advisory Agreements. The Independent Trustees reviewed the background and experience of the Adviser’s key investment and operating personnel. They considered the Adviser’s ongoing commitment to retain experienced personnel and noted that longevity of employment may facilitate consistency in the Funds’ performance and investment process. The Independent Trustees considered the Adviser’s ongoing commitment to expand its research capabilities and were mindful that continual analysis of investment opportunities and optimization of procedures is important to the Funds’ long-term success. After reviewing the foregoing information, the Independent Trustees concluded that the quality, extent and nature of the services provided by the Adviser to each Fund were satisfactory.

TFS CAPITAL INVESTMENT TRUST APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

(ii)
The investment performance of the Funds and Adviser. In this regard, the Independent Trustees compared the performance of the TFS Market Neutral Fund with the performance of the S&P 500® Index, the Fund’s primary benchmark, over various periods. It was noted by the Independent Trustees that the TFS Market Neutral Fund underperformed the S&P 500® Index for the one year period ended March 31, 2011. They discussed the TFS Market Neutral Fund’s shorter-term underperformance, finding that the Fund’s investment strategies are not designed to keep pace or outperform the S&P 500® Index during a period when the market enjoys a broad-based rally. The Independent Trustees further noted that the TFS Market Neutral Fund has significantly outperformed the S&P 500® Index over the three year, five year and since inception periods ended March 31, 2011. The Independent Trustees were also provided with comparative performance statistics of the universe of funds categorized by Morningstar as “long short and market neutral” funds. The Independent Trustees noted that for the one year period ended March 31, 2011, the TFS Market Neutral Fund’s total return (10.05%) was better than the return of the average fund in Morningstar’s long short and market neutral categories (1.97%). They also noted that the TFS Market Neutral Fund currently has a 5-star Morningstar overall rating. The Independent Trustees reviewed performance information with respect to the Adviser’s other managed accounts with similar investment objectives, which indicated that the TFS Market Neutral Fund trailed the performance of such other accounts for the one year period ended March 31, 2011. They considered that, based on representations by the Adviser, those performance differences can be attributed mainly to the TFS Market Neutral Fund being subject to stricter investment limitations and being managed more conservatively than such other accounts in order to achieve a less volatile return. The Independent Trustees also considered the consistency of the Adviser’s management of the TFS Market Neutral Fund with the Fund’s investment objective and policies. After considerable discussion, the Independent Trustees concluded that the overall investment performance of the TFS Market Neutral Fund has been above average.

The Independent Trustees next reviewed the performance of the TFS Small Cap Fund, which was compared to the performance of the Russell 2000® Index, the Fund’s primary benchmark, over various periods ended March 31, 2011. It was noted by the Independent Trustees that the TFS Small Cap Fund outperformed the Russell 2000® Index over the one year, three year, five year and since inception periods ended March 31, 2011. The Independent Trustees were also provided with comparative performance statistics of the universe of funds categorized by Morningstar as “small cap blend” funds, which is the category to which the TFS Small Cap Fund has been assigned. The Independent Trustees noted that for the one year, three year and five year periods ended March 31, 2011, the TFS Small Cap Fund’s 28.24%, 17.42% and 10.42% returns, respectively, were higher than the performance of the average fund in the small cap blend category (25.29%, 8.14% and 3.21%, respectively) over the same periods. The Independent Trustees further noted that the TFS Small Cap Fund currently has a 5-star Morningstar overall rating. They also reviewed performance information with respect to the Adviser’s other managed accounts but concluded that none of these other accounts provided a good comparison due to differences in investment objectives. The Independent Trustees considered the consistency of the Adviser’s management of the TFS Small Cap Fund with the Fund’s investment objective and policies. After further discussion, the Independent Trustees concluded that the investment performance of the TFS Small Cap Fund has been above average.

TFS CAPITAL INVESTMENT TRUST APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

(iii)
The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Funds. In this regard, the Independent Trustees considered the Adviser’s staffing, personnel and operations; the financial condition of the Adviser and the level of commitment to the Funds by the principals of the Adviser; the asset levels of each Fund; and the overall expenses of each Fund. The Independent Trustees reviewed the rate of the advisory fees paid by the Funds under the Advisory Agreements and compared them to average advisory fee ratios of similar mutual funds compiled from statistics reported by Morningstar. They also compared the total operating expense ratios of the Funds with average expense ratios of representative funds in their respective Morningstar categories. It was noted by the Independent Trustees that the TFS Market Neutral Fund’s advisory fee of 2.28% and its overall expense ratio of 2.50% (which excludes dividend expenses, borrowing costs and brokerage expenses on securities sold short) were each higher than the average advisory fee (1.22%) and average expense ratio (2.03%) for Morningstar’s “long short and market neutral” fund categories. The Independent Trustees also considered the Adviser’s commitment to cap the TFS Market Neutral Fund’s ordinary operating expenses at 2.50% per annum. The Independent Trustees performed a similar comparison for the TFS Small Cap Fund, finding that the TFS Small Cap Fund’s advisory fee of 1.25% and its overall expense ratio of 1.78% were each higher than the average advisory fee (0.78%) and average expense ratio (1.38%) for Morningstar’s “small cap blend” fund category. They took into account the Adviser’s commitment to cap the TFS Small Cap Fund’s ordinary operating expenses at 1.75% per annum. The Independent Trustees also considered the Adviser’s analysis of its revenues and expenses with respect to its services provided to each Fund for periods ended March 31, 2011. It was noted by the Independent Trustees that the Adviser’s overall revenues and profits from managing the TFS Market Neutral Fund have increased significantly from prior years. They discussed the profitability of the Adviser and noted the costs associated with managing the Funds, especially in the areas of research and development and retention of its investment professionals and hiring new personnel. Next, the Independent Trustees reviewed the revenue and expense information with respect to the TFS Small Cap Fund. It was noted that since the inception of the TFS Small Cap Fund through March 31, 2009, the Adviser had not received any of its advisory fees and had also reimbursed a significant amount of other operating expenses of the Fund. They noted that during the 12 month period ended March 31, 2010 the Adviser began to receive a portion of its advisory fees and that has continued for the 12 month period ended March 31, 2011. The Independent Trustees further noted that the Adviser still is not receiving its full advisory fee from the TFS Small Cap Fund. The Independent Trustees reviewed the balance sheet of the Adviser as of March 31, 2011 and considered that the Adviser is entitled to receive a profit, in light of the high quality and scope of services that are provided to the Funds. The Independent Trustees further considered that the investment and research process utilized by the Adviser is broader and more sophisticated than the process used by most other investment companies as it involves frequent position rebalancing, the development of proprietary multiple trading models and the use of a team approach that involves many participants. They also considered the Adviser’s recommendation to add a fee breakpoint to the advisory fee structure for the TFS Market Neutral Fund. The Independent Trustees considered the “fallout benefits” to the Adviser, including the additional exposure the Adviser has received as a result of managing the Funds. After a full discussion and

TFS CAPITAL INVESTMENT TRUST APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

consideration of the foregoing, the Independent Trustees concluded that the fees to be paid by each Fund to the Adviser are reasonable in light of the quality of the services received.

(iv)
The extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of a Fund’s investors. The Independent Trustees considered the current net assets for each Fund and discussed the expense cap arrangements between the Trust and the Adviser. They noted that the TFS Market Neutral Fund’s assets have grown to the point where the Adviser is currently collecting its full advisory fee and is being reimbursed by the Fund for its prior fee reductions and expense reimbursements and, with respect to the TFS Small Cap Fund, assets have grown to the point where the Adviser is collecting approximately sixty percent of its 1.25% advisory fee. The Independent Trustees discussed the Adviser’s recommendation to add a fee breakpoint structure for the TFS Market Neutral Fund in order to allow shareholders to realize economy of scale benefits. The Independent Trustees discussed the fee breakpoint structure proposed by the Adviser and determined that given that the TFS Market Neutral Fund’s projected asset growth during the current annual period, the proposed structure is reasonable. The Independent Trustees concluded that the TFS Market Neutral Fund will pay an investment advisory fee computed at the annual rate of 2.25% on the first $1.75 billion of the Fund’s average daily net assets and 2.15% on assets over $1.75 billion. The Independent Trustees further concluded that, given the current asset levels in the TFS Small Cap Fund, it would not be relevant to consider the extent to which economies of scale are being realized and that it is not necessary or appropriate at this time to consider adding fee breakpoints to the advisory fee schedule for the TFS Small Cap Fund.

In conclusion, the Trustees did not identify any single factor as all-important or controlling in their determination to approve the Advisory Agreements. The Trustees, including all of the Independent Trustees, concluded that the terms of each Advisory Agreement were fair and reasonable, that the Adviser’s fees were reasonable in light of the services provided to the Funds and the benefits received by the Adviser, and that continuance of the Advisory Agreements is in the best interests of each Fund and its shareholders.

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Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR.  During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.  The name of the audit committee financial expert is Merle C. Hazelton.  Mr. Hazelton is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)
Audit Fees.  The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $42,000 and $39,000 with respect to the registrant’s fiscal periods ended October 31, 2011 and 2010, respectively.

(b)
Audit-Related Fees.  No fees were billed in either of the last two fiscal periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)
Tax Fees.  The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $5,250 and 5,000 with respect to the registrant’s fiscal periods ended October 31, 2011 and 2010, respectively.  The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)
All Other Fees.  No fees were billed in either of the last two fiscal periods for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)
With respect to the fiscal periods ended October 31, 2011 and 2010, aggregate non-audit fees of $5,250 and $5,000, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant.  No non-audit fees were billed in either of the last two fiscal periods by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)
The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	See Schedule I (Investments in securities of unaffiliated issuers)

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2011

COMMON STOCKS - 92.6%	Shares	Value
Consumer Discretionary - 12.6%
Auto Components - 1.4%
American Axle & Manufacturing Holdings, Inc. (a) (b)	65,096	$630,780
Autoliv, Inc.	2,100	121,317
Ballard Power Systems, Inc. (a) (b)	268,795	403,193
BorgWarner, Inc. (a)	1,800	137,682
Dana Holding Corporation (a)	87,959	1,243,740
Dorman Products, Inc. (a)	28,384	1,081,714
Drew Industries, Inc. (b)	44,745	1,075,222
Federal-Mogul Corporation (a) (b)	179,094	3,019,525
Fuel Systems Solutions, Inc. (a)	16,309	380,652
Gentex Corporation	5,700	171,684
Goodyear Tire & Rubber Company (The) (a) (b)	175,796	2,524,431
Magna International, Inc. - Class A	3,700	141,155
Modine Manufacturing Company (a) (b)	123,865	1,309,253
Motorcar Parts of America, Inc. (a) (b)	29,804	295,656
Shiloh Industries, Inc.	3,588	28,345
SORL Auto Parts, Inc. (a) (b)	96,269	318,650
Spartan Motors, Inc. (b)	92,458	453,044
Standard Motor Products, Inc. (b)	284,571	4,425,079
Stoneridge, Inc. (a) (b)	165,821	1,305,011
Superior Industries International, Inc. (b)	57,291	1,047,853
Tenneco, Inc. (a) (b)	65,175	2,132,526
Tongxin International Ltd. (a)	300	128
Tower International, Inc. (a)	9,880	121,623
TRW Automotive Holdings Corporation (a)	2,800	117,880
UQM Technologies, Inc. (a)	42,618	88,219
Visteon Corporation (a) (b)	43,987	2,446,557
		25,020,919
Automobiles - 0.2%
Thor Industries, Inc. (b)	111,790	2,955,728

Distributors - 0.2%
Audiovox Corporation - Class A (a) (b)	215,659	1,533,336
Core-Mark Holding Company, Inc. (a)	1	34
Genuine Parts Company	2,108	121,062
LKQ Corporation (a)	49,300	1,438,574
Pool Corporation	26,941	787,216
Weyco Group, Inc.	212	5,024
		3,885,246
Diversified Consumer Services - 0.8%
Archipelago Learning, Inc. (a)	200	2,038
Ascent Capital Group, Inc. - Class A (a) (b)	17,785	809,040
Cambium Learning Group, Inc. (a)	1,206	3,980
Capella Education Company (a)	14,385	500,742
Career Education Corporation (a) (b)	86,310	1,392,180
Carriage Services, Inc.	400	2,384
China Education Alliance, Inc. (a)	23,832	45,042
Coinstar, Inc. (a) (b)	66,145	3,157,762
Collectors Universe, Inc.	7,933	122,644

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Discretionary - 12.6% (Continued)
Diversified Consumer Services - 0.8% (Continued)
DeVry, Inc. (b)	47,864	$1,803,516
Grand Canyon Education, Inc. (a) (b)	144,872	2,362,862
Hillenbrand, Inc. (b)	33,247	701,844
ITT Educational Services, Inc. (a)	2,014	124,787
K12, Inc. (a) (b)	48,036	1,683,662
Learning Tree International, Inc. (a)	537	4,269
Lincoln Educational Services Corporation	34,220	319,957
National American University Holdings, Inc.	1,695	11,984
Steiner Leisure Ltd. (a) (b)	19,083	919,419
StoneMor Partners, L.P.	4,600	133,446
Universal Technical Institute, Inc. (a)	26,916	384,361
Weight Watchers International, Inc.	900	67,158
		14,553,077
Hotels, Restaurants & Leisure - 2.8%
AFC Enterprises, Inc. (a) (b)	40,917	560,972
Ambassadors Group, Inc.	2,942	14,592
Ameristar Casinos, Inc. (b)	180,032	3,330,592
Arcos Dorados Holdings, Inc. - Class A (b)	6,210	145,314
Benihana, Inc. - Class A (a)	9,102	87,743
Biglari Holdings, Inc. (a) (b)	2,806	968,407
BJ's Restaurants, Inc. (a) (b)	18,242	965,549
Bob Evans Farms, Inc.	5,700	187,530
Bravo Brio Restaurant Group, Inc. (a) (b)	47,884	930,386
Brinker International, Inc.	900	20,610
Buffalo Wild Wings, Inc. (a) (b)	71,726	4,749,696
Caribou Coffee Company, Inc. (a) (b)	231,195	3,155,812
Carrols Restaurant Group, Inc. (a) (b)	60,297	563,174
CEC Entertainment, Inc. (b)	38,431	1,215,188
Cedar Fair, L.P. (b)	28,799	576,268
Choice Hotels International, Inc.	3,226	115,459
Churchill Downs, Inc. (b)	37,529	1,804,019
Cracker Barrel Old Country Store, Inc.	21,435	908,630
DineEquity, Inc. (a)	10,083	473,498
Domino's Pizza, Inc. (a)	3,549	113,674
Einstein Noah Restaurant Group, Inc.	34,897	513,684
Frisch's Restaurants, Inc.	692	13,217
Full House Resorts, Inc. (a)	4,676	13,467
Hyatt Hotels Corporation - Class A (a)	298	11,083
International Speedway Corporation - Class A (b)	24,977	595,951
Interval Leisure Group, Inc. (a) (b)	79,211	1,093,904
Isle of Capri Casinos, Inc. (a) (b)	29,537	160,681
Jack in the Box, Inc. (a) (b)	13,379	275,340
Kona Grill, Inc. (a)	4,776	27,510
Krispy Kreme Doughnuts, Inc. (a) (b)	127,220	898,173
Life Time Fitness, Inc. (a) (b)	79,831	3,443,111
Luby's, Inc. (a)	39,768	192,079
Marcus Corporation (b)	174,041	2,074,569
McCormick & Schmick's Seafood Restaurants, Inc. (a) (b)	77,876	521,769

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Discretionary - 12.6% (Continued)
Hotels, Restaurants & Leisure - 2.8% (Continued)
Morgans Hotel Group Company (a)	850	$5,533
Morton's Restaurant Group, Inc. (a)	580	2,830
MTR Gaming Group, Inc. (a)	100	166
Multimedia Games Holding Company, Inc. (a)	69,977	462,548
Nevada Gold & Casinos, Inc. (a)	100	210
Orient-Express Hotels Ltd. - Class A (a) (b)	90,502	771,982
P.F. Chang's China Bistro, Inc.	3,620	112,582
Panera Bread Company - Class A (a)	200	26,738
Papa John's International, Inc. (a) (b)	75,889	2,562,013
Penn National Gaming, Inc. (a) (b)	82,811	2,981,196
Pinnacle Entertainment, Inc. (a)	15,611	176,716
Red Lion Hotels Corporation (a)	113	785
Red Robin Gourmet Burgers, Inc. (a) (b)	37,969	951,883
Rick's Cabaret International, Inc. (a) (b)	27,325	213,681
Royal Caribbean Cruises Ltd.	271	8,054
Ruth's Hospitality Group, Inc. (a)	1,958	9,242
Scientific Games Corporation (a) (b)	335,624	2,916,573
Shuffle Master, Inc. (a) (b)	178,516	1,894,055
Six Flags Entertainment Corporation	574	20,607
Texas Roadhouse, Inc.	13,206	189,242
Town Sports International Holdings, Inc. (a) (b)	46,242	401,381
Vail Resorts, Inc.	4,300	191,608
Wendy's Company (The) (b)	484,537	2,451,757
WMS Industries, Inc. (a) (b)	131,713	2,885,832
		49,958,865
Household Durables - 0.7%
Blyth, Inc. (b)	50,730	2,832,256
Brookfield Residential Properties, Inc. (a)	34,731	251,800
Cavco Industries, Inc. (a)	200	9,006
CSS Industries, Inc.	3,090	65,137
Furniture Brands International, Inc. (a)	14,695	28,068
Helen of Troy Ltd. (a) (b)	64,400	1,863,092
Hooker Furniture Corporation	5,795	56,212
Jarden Corporation (b)	52,232	1,672,991
Kid Brands, Inc. (a) (b)	9,127	26,742
Koss Corporation	200	1,020
La-Z-Boy, Inc. (a)	71,819	729,681
Leggett & Platt, Inc. (b)	64,206	1,406,111
Lennar Corporation - Class A	457	7,559
Libbey, Inc. (a)	43,973	556,698
Lifetime Brands, Inc.	2,835	34,672
Meritage Homes Corporation (a)	40,423	717,508
Mohawk Industries, Inc. (a)	30,233	1,591,767
Newell Rubbermaid, Inc.	56,255	832,574
NIVS IntelliMedia Technology Group, Inc. (a) (b)	242,917	31,579
PulteGroup, Inc. (a)	23,983	124,232
Skyline Corporation	238	1,609
Stanley Furniture Company, Inc. (a)	1,098	3,393
Tempur-Pedic International, Inc. (a)	300	20,418

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Discretionary - 12.6% (Continued)
Household Durables - 0.7% (Continued)
Tupperware Brands Corporation	2,600	$147,004
		13,011,129
Internet & Catalog Retail - 0.2%
1-800-FLOWERS.COM, Inc. - Class A (a)	184,689	526,363
Gaiam, Inc. - Class A	2,363	9,145
Geeknet, Inc. (a) (b)	19,795	385,409
HSN, Inc.	13,027	464,673
Liberty Interactive Corporation - Series A (a) (b)	10,700	175,801
Orbitz Worldwide, Inc. (a) (b)	447,853	846,442
Shutterfly, Inc. (a)	1,297	54,046
U.S. Auto Parts Network, Inc. (a)	1,572	8,803
ValueVision Media, Inc. (a) (b)	94,171	308,881
Vitacost.com, Inc. (a)	30,700	188,191
		2,967,754
Leisure Equipment & Products - 0.7%
Arctic Cat, Inc. (a) (b)	191,134	3,881,932
Black Diamond, Inc. (a)	1,211	10,451
Hasbro, Inc.	2,700	102,762
Johnson Outdoors, Inc. - Class A (a)	77	1,431
LeapFrog Enterprises, Inc. (a) (b)	530,717	1,979,574
Nautilus, Inc. (a)	1,500	3,030
Polaris Industries, Inc. (b)	76,123	4,821,631
Smith & Wesson Holding Corporation (a) (b)	290,520	859,939
Steinway Musical Instruments, Inc. (a)	15,153	381,856
Sturm, Ruger & Company, Inc.	8,450	256,204
Summer Infant, Inc. (a)	218	1,705
		12,300,515
Media - 1.6%
AH Belo Corporation - Class A	1,832	9,160
AMC Networks, Inc. - Class A (a)	5,261	171,614
Arbitron, Inc. (b)	14,162	562,656
Ballantyne Strong, Inc. (a)	35,602	132,439
Belo Corporation - Class A	102,672	650,940
Cablevision Systems Corporation - Class A	8,400	121,548
Carmike Cinemas, Inc. (a)	109	706
Central European Media Enterprises Ltd. (a)	41,192	454,760
Charter Communications, Inc. - Class A (a)	2,300	105,662
Cinemark Holdings, Inc. (b)	167,927	3,471,051
Clear Channel Outdoor Holdings, Inc. (a)	9,263	101,893
Crown Media Holdings, Inc. - Class A (a)	645	1,019
CTC Media, Inc.	64,912	747,137
Dex One Corporation (a) (b)	97,777	60,827
Discovery Communications, Inc. - Class C (a)	21,400	846,798
DISH Network Corporation - Class A (a)	3,600	87,012
DreamWorks Animation SKG, Inc. - Class A (a)	16,433	304,832
E.W. Scripps Company (The) - Class A (a) (b)	236,927	1,975,971
Fisher Communications, Inc. (a) (b)	12,609	366,165
Global Sources Ltd. (a)	23,125	168,581
Gray Television, Inc. (a)	33,558	63,760

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Discretionary - 12.6% (Continued)
Media - 1.6% (Continued)
Harte-Hanks, Inc.	44,831	$393,616
Insignia Systems, Inc.	22,694	46,977
interclick, inc. (a) (b)	109,921	813,415
Interpublic Group of Companies, Inc.	5,300	50,244
John Wiley & Sons, Inc. - Class A	13,030	619,707
Knology, Inc. (a) (b)	55,541	795,903
Lamar Advertising Company - Class A (a)	2,763	62,140
Liberty Media Corporation - Liberty Starz (a)	2,994	204,490
LIN TV Corporation - Class A (a) (b)	98,768	308,156
Lions Gate Entertainment Corporation (a) (b)	398,765	3,277,848
Madison Square Garden Company (The) - Class A (a)	57,620	1,522,897
MDC Partners, Inc. (b)	16,106	271,225
Morningstar, Inc.	1,805	106,441
New York Times Company (The) - Class A (a) (b)	223,211	1,700,868
Nexstar Broadcasting Group, Inc. (a)	73,689	670,570
Outdoor Channel Holdings, Inc. (a)	812	6,066
Radio One, Inc. - Class D (a)	3,769	4,937
Reading International, Inc. (a)	2,525	10,454
Regal Entertainment Group (b)	164,079	2,369,301
Rentrak Corporation (a)	22,390	305,847
Saga Communications, Inc. - Class A (a)	130	4,875
Scripps Networks Interactive, Inc. - Class A (b)	9,922	421,487
Shaw Communications, Inc. - Class B	30,030	608,708
Sinclair Broadcast Group, Inc. - Class A (b)	83,863	803,408
Sirius XM Radio, Inc. (a) (b)	575,377	1,029,925
Thomson Reuters Corporation (b)	9,800	290,766
Value Line, Inc.	12	151
World Wrestling Entertainment, Inc.	50,776	533,656
		27,638,609
Multiline Retail - 0.3%
99¢ Only Stores (a)	43,667	951,941
Dollar General Corporation (a)	1,800	71,388
Family Dollar Stores, Inc.	1,600	93,808
Gordmans Stores, Inc. (a) (b)	29,197	408,174
Saks, Inc. (a) (b)	307,021	3,245,212
		4,770,523
Specialty Retail - 2.1%
Aaron's, Inc.	1,160	31,042
America's Car-Mart, Inc. (a) (b)	35,176	1,174,175
ANN, Inc. (a)	375	9,990
Asbury Automotive Group, Inc. (a)	30,798	574,383
Ascena Retail Group, Inc. (a)	5,400	156,060
Barnes & Noble, Inc. (a)	703	8,626
bebe stores, inc. (b)	479,884	3,445,567
Big 5 Sporting Goods Corporation (b)	45,250	349,782
Body Central Corporation (a) (b)	21,992	461,832
Borders Group, Inc. (a)	2,400	48
Cache, Inc. (a)	200	1,052
Casual Male Retail Group, Inc. (a)	7,038	29,208

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Discretionary - 12.6% (Continued)
Specialty Retail - 2.1% (Continued)
Cato Corporation (The) - Class A	231	$5,920
Charming Shoppes, Inc. (a) (b)	513,100	1,780,457
Chico's FAS, Inc.	124,321	1,536,607
China Auto Logistics, Inc. (a)	300	306
Christopher & Banks Corporation (b)	186,981	622,647
Coldwater Creek, Inc. (a) (b)	205,886	216,180
Destination Maternity Corporation (b)	53,275	882,767
Dick's Sporting Goods, Inc. (a)	500	19,545
Dreams, Inc. (a)	2,997	5,574
DSW, Inc. - Class A	24,841	1,300,178
Express, Inc. (b)	36,228	818,390
Finish Line, Inc. (The) - Class A	7,005	140,800
Foot Locker, Inc.	55,901	1,221,996
Francesca's Holdings Corporation (a)	8,600	220,762
Genesco, Inc. (a)	10,134	597,298
GNC Acquisition Holdings, Inc. - Class A (a)	14,300	353,925
Guess?, Inc.	50,257	1,657,978
Haverty Furniture Companies, Inc.	12,974	150,758
Jos. A. Bank Clothiers, Inc. (a)	121	6,466
Kirkland's, Inc. (a)	8,174	91,876
Lithia Motors, Inc.	83	1,707
Midas, Inc. (a)	6,302	57,474
Monro Muffler Brake, Inc.	7,741	287,114
New York & Company, Inc. (a) (b)	274,866	733,892
Office Depot, Inc. (a)	398,478	912,515
OfficeMax, Inc. (a)	40,172	205,681
O'Reilly Automotive, Inc. (a)	2,200	167,310
Pacific Sunwear of California, Inc. (a)	400	500
Penske Automotive Group, Inc.	307	6,260
Pier 1 Imports, Inc. (a)	36,526	456,940
RadioShack Corporation	245,315	2,921,702
Rent-A-Center, Inc.	919	31,384
Sally Beauty Holdings, Inc. (a) (b)	76,631	1,470,549
Select Comfort Corporation (a)	96,932	2,013,278
Shoe Carnival, Inc. (a) (b)	71,598	1,953,909
Signet Jewelers Ltd.	41,607	1,793,678
Stein Mart, Inc. (b)	132,827	962,996
Syms Corp (a)	9,786	76,429
Systemax, Inc. (a) (b)	8,698	131,601
Talbots, Inc. (The) (a)	65	171
Teavana Holdings, Inc. (a)	1,300	29,718
TravelCenters of America, Inc. (a) (b)	191,636	954,347
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4,900	329,721
Vitamin Shoppe, Inc. (a) (b)	65,869	2,483,920
Wet Seal, Inc. (The) - Class A (a)	126,453	529,838
Winmark Corporation	1,909	94,744
Zale Corporation (a)	135,939	501,615
		36,981,188

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Discretionary - 12.6% (Continued)
Textiles, Apparel & Luxury Goods - 1.6%
Columbia Sportswear Company	5,293	$284,446
Culp, Inc. (a)	12,367	106,109
Deckers Outdoor Corporation (a)	780	89,887
Delta Apparel, Inc. (a)	680	12,247
Fossil, Inc. (a)	200	20,732
Fuqi International, Inc. (a)	117,639	242,336
Gildan Activewear, Inc. - Class A	12,500	322,250
Hanesbrands, Inc. (a)	3,254	85,808
Iconix Brand Group, Inc. (a)	111,745	2,005,823
Joe's Jeans, Inc. (a)	69,899	38,444
Jones Group, Inc. (The) (b)	389,282	4,348,280
Kenneth Cole Productions, Inc. (a)	8,038	86,489
Lacrosse Footwear, Inc.	55	704
Liz Claiborne, Inc. (a) (b)	910,239	7,291,014
LJ International, Inc. (a) (b)	67,792	185,072
Lululemon Athletica, Inc. (a)	212	11,974
Maidenform Brands, Inc. (a)	22,315	548,503
Oxford Industries, Inc. (b)	37,596	1,485,042
R.G. Barry Corporation	384	4,266
Rocky Brands, Inc. (a)	15,412	163,367
Skechers U.S.A., Inc. - Class A (a) (b)	362,512	5,169,421
Steven Madden Ltd. (a) (b)	43,110	1,590,759
True Religion Apparel, Inc. (a)	21,616	733,215
Unifi, Inc. (a) (b)	54,295	420,786
Warnaco Group, Inc. (The) (a)	3,500	171,850
Wolverine World Wide, Inc. (b)	61,117	2,318,168
		27,736,992
Consumer Staples - 2.4%
Beverages - 0.2%
Beam, Inc.	1,000	49,430
Boston Beer Company, Inc. (The) - Class A (a)	2,290	202,619
Brown-Forman Corporation - Class B	4,700	351,231
Coca-Cola Bottling Company Consolidated (b)	36,388	2,042,094
Cott Corporation (a) (b)	57,012	403,645
Craft Brewers Alliance, Inc. (a)	22,797	149,320
Dr Pepper Snapple Group, Inc.	1,800	67,410
Jones Soda Company (a)	80	50
MGP Ingredients, Inc.	400	2,624
Molson Coors Brewing Company - Class B	600	25,404
National Beverage Corporation	32,010	541,609
Primo Water Corporation (a)	77,371	470,416
		4,305,852
Food & Staples Retailing - 0.7%
Andersons, Inc. (The)	13,410	495,097
Arden Group, Inc. - Class A	39	3,538
Casey's General Stores, Inc. (b)	64,763	3,209,007
Chefs' Warehouse, Inc. (The) (a)	8,302	118,636
Fresh Market, Inc. (The) (a) (b)	19,973	798,920
Ingles Markets, Inc. - Class A (b)	21,613	326,356

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Staples - 2.4% (Continued)
Food & Staples Retailing - 0.7% (Continued)
Nash Finch Company	18,647	$490,789
Pantry, Inc. (The) (a)	54,947	776,950
Pizza Inn Holdings, Inc. (a)	300	1,320
PriceSmart, Inc.	230	17,489
Rite Aid Corporation (a) (b)	688,417	798,564
Ruddick Corporation (b)	38,177	1,668,717
Spartan Stores, Inc.	18,886	323,328
Susser Holdings Corporation (a) (b)	128,552	2,823,002
Sysco Corporation	300	8,316
Village Super Market, Inc. - Class A	25	709
Weis Markets, Inc.	398	15,741
		11,876,479
Food Products - 0.9%
Adecoagro, S.A. (a)	38,372	372,976
AgFeed Industries, Inc. (a)	168	109
B&G Foods, Inc.	3,805	80,742
Campbell Soup Company	2,100	69,825
China Marine Food Group Ltd. (a)	171	272
Chiquita Brands International, Inc. (a)	8,260	73,349
Corn Products International, Inc.	21,898	1,062,053
Darling International, Inc. (a) (b)	118,475	1,661,020
Dean Foods Company (a) (b)	124,777	1,212,832
Farmer Brothers Company	1,560	9,126
Fresh Del Monte Produce, Inc. (b)	92,527	2,355,737
Green Mountain Coffee Roasters, Inc. (a)	2,300	149,546
Griffin Land & Nurseries, Inc.	100	2,682
Hain Celestial Group, Inc. (The) (a)	4,886	163,974
Harbinger Group, Inc. (a)	31,759	163,241
Hormel Foods Corporation	200	5,894
HQ Sustainable Maritime Industries, Inc. (a)	1,421	121
J & J Snack Foods Corporation	6,442	332,214
J.M. Smucker Company (The)	600	46,212
McCormick & Company, Inc. - Non-Voting Shares	5,900	286,504
Mead Johnson Nutrition Company	1,500	107,775
Omega Protein Corporation (a) (b)	42,260	457,676
Origin Agritech Ltd. (a) (b)	133,792	374,618
Pilgrim's Pride Corporation (a) (b)	496,391	2,501,811
Ralcorp Holdings, Inc. (a)	3,700	299,108
Reddy Ice Holdings, Inc. (a)	866	961
Sara Lee Corporation	3,600	64,080
Seneca Foods Corporation - Class A (a)	12,363	260,241
Smart Balance, Inc. (a) (b)	325,977	2,135,149
Smithfield Foods, Inc. (a)	10,927	249,791
Snyder's-Lance, Inc.	4,484	95,151
SunOpta, Inc. (a) (b)	108,555	566,657
TreeHouse Foods, Inc. (a)	5,752	352,828
Westway Group, Inc. (a)	1,317	5,729
Yuhe International, Inc. (a)	136	122
		15,520,126

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Staples - 2.4% (Continued)
Household Products - 0.1%
Central Garden & Pet Company - Class A (a)	82,211	$722,635
Church & Dwight Company, Inc.	3,059	135,146
Clorox Company (The) (b)	5,201	348,155
Energizer Holdings, Inc. (a)	1,100	81,169
Oil-Dri Corporation of America	200	4,010
Spectrum Brands Holdings, Inc. (a)	9,866	250,399
WD-40 Company	157	6,911
		1,548,425
Personal Products - 0.5%
American Oriental Bioengineering, Inc. (a)	175,553	135,211
Elizabeth Arden, Inc. (a) (b)	65,474	2,244,449
Herbalife Ltd.	1,845	115,054
Inter Parfums, Inc. (b)	22,697	418,533
Natural Alternatives International, Inc. (a)	3,562	21,728
Nature's Sunshine Products, Inc. (a)	22,325	387,562
Nu Skin Enterprises, Inc. - Class A (b)	3,333	168,417
Nutraceutical International Corporation (a)	225	3,105
Prestige Brands Holdings, Inc. (a) (b)	93,988	994,393
Reliv' International, Inc.	1,800	2,682
Revlon, Inc. (a) (b)	153,828	2,265,886
Schiff Nutrition International, Inc. (a) (b)	122,009	1,490,950
		8,247,970
Tobacco - 0.0% (d)
Vector Group Ltd.	5,056	88,834

Energy - 6.4%
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. (a)	30,801	1,316,435
Basic Energy Services, Inc. (a)	238,007	4,365,048
Bolt Technology Corporation (a)	200	2,016
Bristow Group, Inc. (b)	35,176	1,751,061
C&J Energy Services, Inc. (a)	19,781	333,508
Cameron International Corporation (a)	300	14,742
CARBO Ceramics, Inc.	300	40,755
Compressco Partners, L.P.	17	276
Core Laboratories N.V.	700	75,782
Dresser-Rand Group, Inc. (a)	12,912	624,941
Dril-Quip, Inc. (a)	1,513	98,496
ENGlobal Corporation (a)	300	783
Exterran Partners, L.P. (b)	18,484	454,706
FMC Technologies, Inc. (a)	1,700	76,194
Geokinetics, Inc. (a)	442	1,445
Global Geophysical Services, Inc. (a) (b)	30,185	287,965
Global Industries Ltd. (a) (b)	143,940	1,144,323
Gulf Island Fabrication, Inc.	32,042	892,370
Gulfmark Offshore, Inc. - Class A (a) (b)	59,272	2,465,122
ION Geophysical Corporation (a)	25,798	196,581
Lufkin Industries, Inc.	10,061	594,504
Matrix Service Company (a) (b)	49,633	527,102

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Energy - 6.4% (Continued)
Energy Equipment & Services - 2.1% (Continued)
McDermott International, Inc. (a) (b)	82,074	$901,172
Mitcham Industries, Inc. (a) (b)	76,648	1,117,528
Newpark Resources, Inc. (a)	256,192	2,287,795
Noble Corporation (a)	200	7,188
North American Energy Partners, Inc. (a) (b)	173,773	1,221,624
Ocean Rig UDW, Inc. (a)	14,775	226,648
Oil States International, Inc. (a) (b)	29,990	2,087,604
OYO Geospace Corporation (a) (b)	20,408	1,603,661
Parker Drilling Company (a) (b)	203,085	1,123,060
Patterson-UTI Energy, Inc.	82,915	1,684,833
PHI, Inc. (a)	12	265
Precision Drilling Corporation (a)	14,400	166,608
RigNet, Inc. (a)	1,893	29,588
RPC, Inc.	98,938	1,837,279
Schlumberger Ltd.	29,399	2,159,945
SEACOR Holdings, Inc.	15,146	1,289,682
TETRA Technologies, Inc. (a)	70,505	669,797
TGC Industries, Inc. (a) (b)	81,073	452,387
Transocean Ltd.	100	5,715
Union Drilling, Inc. (a) (b)	78,791	590,145
Unit Corporation (a) (b)	39,259	1,926,047
Vantage Drilling Company (a) (b)	483,680	657,805
Willbros Group, Inc. (a)	2,163	11,010
		37,321,541
Oil, Gas & Consumable Fuels - 4.3%
Adams Resources & Energy, Inc.	503	11,921
Advantage Oil & Gas Ltd. (a) (b)	229,831	1,213,508
Alliance Holdings GP, L.P.	1,000	48,400
Alliance Resource Partners, L.P.	600	45,558
Alon USA Energy, Inc. (b)	109,447	831,797
Andatee China Marine Fuel Services Corporation (a)	213	577
Approach Resources, Inc. (a)	1,669	40,740
Arch Coal, Inc.	30,257	551,283
Atlas Energy, L.P.	12,637	299,876
Atlas Pipeline Partners, L.P.	4,200	146,160
Baytex Energy Corporation (b)	17,401	924,863
Bill Barrett Corporation (a)	6,900	287,040
BMB Munai, Inc.	3,352	449
Boardwalk Pipeline Partners, L.P. (b)	5,191	148,359
BP Prudhoe Bay Royalty Trust	392	42,140
BreitBurn Energy Partners, L.P. (b)	75,257	1,355,379
Brigham Exploration Company (a)	51,486	1,874,863
Buckeye Partners, L.P.	1,800	121,590
Cabot Oil & Gas Corporation	400	31,088
Callon Petroleum Company (a) (b)	164,470	774,654
Calumet Specialty Products Partners, L.P. (b)	34,718	656,865
Cameco Corporation	3,500	75,005
Cheniere Energy Partners, L.P.	27,247	473,008
Chesapeake Midstream Partners, L.P.	11,804	311,744

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Energy - 6.4% (Continued)
Oil, Gas & Consumable Fuels - 4.3% (Continued)
Clayton Williams Energy, Inc. (a) (b)	38,751	$2,531,990
Cloud Peak Energy, Inc. (a)	62,237	1,428,339
Cobalt International Energy, Inc. (a)	84,070	867,602
Concho Resources, Inc. (a)	300	28,416
Constellation Energy Partners, LLC (a)	2,050	5,515
Contango Oil & Gas Company (a)	56	3,603
Crestwood Midstream Partners, L.P. (b)	42,001	1,242,390
Crimson Exploration, Inc. (a) (b)	118,334	352,635
Cross Timbers Royalty Trust	6,178	290,366
Crosstex Energy, Inc. (b)	187,828	2,447,399
Crosstex Energy, L.P. (b)	64,738	1,034,513
Delta Petroleum Corporation (a)	52,938	118,581
Denbury Resources, Inc. (a)	3,300	51,810
Dorchester Minerals, L.P. (b)	44,157	1,084,054
Double Eagle Petroleum Company (a)	28,851	256,197
Eagle Rock Energy Partners, L.P. (b)	25,906	259,578
El Paso Corporation	9,000	225,090
El Paso Pipeline Partners, L.P.	2,400	79,992
Enbridge Energy Management, LLC (a)	1	31
Enbridge, Inc.	3,899	135,334
Encore Energy Partners, L.P. (b)	45,819	990,149
Energen Corporation (b)	22,041	1,081,331
Energy Transfer Partners, L.P.	400	18,688
Energy XXI (Bermuda) Ltd. (a) (b)	142,048	4,171,950
Enterprise Products Partners, L.P.	106	4,752
Equal Energy Ltd. (a)	27,228	152,477
EV Energy Partners, L.P.	2,100	156,303
EXCO Resources, Inc. (b)	28,656	361,352
Forest Oil Corporation (a) (b)	141,168	1,646,019
Gastar Exploration Ltd. (a)	7,860	29,082
General Maritime Corporation	61,692	16,040
Genesis Energy, L.P.	7,857	207,346
GeoMet, Inc. (a)	1,636	1,734
Gevo, Inc. (a)	758	5,632
Global Partners, L.P. (b)	88,208	1,885,005
Golar LNG Ltd. (b)	45,701	1,847,691
Golar LNG Partners, L.P. (b)	45,996	1,319,625
Goodrich Petroleum Corporation (a) (b)	40,626	643,922
Gran Tierra Energy, Inc. (a)	27,820	169,146
Gulfport Energy Corporation (a)	22,932	714,103
Holly Energy Partners, L.P. (b)	15,289	859,395
HollyFrontier Corporation	946	29,033
Hugoton Royalty Trust (b)	36,747	798,145
Imperial Oil Ltd.	3,800	156,636
Ivanhoe Energy, Inc. (a) (b)	103,355	130,227
James River Coal Company (a)	20,366	210,788
Kodiak Oil & Gas Corporation (a) (b)	767,252	5,301,711
Legacy Reserves, L.P.	632	18,625
Lone Pine Resources, Inc. (a) (b)	67,257	506,445

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Energy - 6.4% (Continued)
Oil, Gas & Consumable Fuels - 4.3% (Continued)
Magellan Midstream Partners, L.P.	1,413	$90,305
Magellan Petroleum Corporation (a)	2,228	2,295
Magnum Hunter Resources Corporation (a)	1,700	7,650
Marathon Oil Corporation	3,100	80,693
Martin Midstream Partners, L.P. (b)	34,659	1,244,951
McMoRan Exploration Company (a)	1,300	15,834
Natural Resource Partners, L.P.	2,591	76,694
Navios Maritime Acquisition Corporation	145	494
Niska Gas Storage Partners, LLC (b)	33,951	437,628
Northern Oil and Gas, Inc. (a)	32,961	796,667
NuStar Energy, L.P.	1,961	112,561
NuStar GP Holdings, LLC	7,970	253,845
Oasis Petroleum, Inc. (a) (b)	59,442	1,744,028
Oiltanking Partners, L.P. (a)	3,327	90,494
Oxford Resource Partners, L.P. (b)	40,845	735,210
PAA Natural Gas Storage, L.P.	35,225	649,549
Panhandle Oil & Gas, Inc.	1,343	44,749
Peabody Energy Corporation	100	4,337
Pengrowth Energy Corporation	6,200	64,790
Penn Virginia Corporation	220,915	1,345,372
Penn Virginia Resource Partners, L.P.	2,748	72,465
Permian Basin Royalty Trust (b)	46,103	910,534
PetroQuest Energy, Inc. (a)	46,043	335,653
Pioneer Southwest Energy Partners, L.P. (b)	34,890	957,731
Plains Exploration & Production Company (a)	900	28,350
PostRock Energy Corporation (a)	24,693	108,649
Provident Energy Ltd. (b)	11,100	100,566
QEP Resources, Inc.	27,100	963,405
QR Energy, L.P. (b)	38,311	787,674
Quest Rare Minerals Ltd. (a)	4,754	15,736
RAM Energy Resources, Inc. (a) (b)	77,282	63,371
Regency Energy Partners, L.P.	900	20,862
Rentech, Inc. (a)	64,560	103,942
REX American Resources Corporation (a)	13,480	245,875
Rhino Resource Partners, L.P.	20,265	415,433
Sabine Royalty Trust (b)	15,667	1,034,492
San Juan Basin Royalty Trust (b)	27,626	675,179
SandRidge Permian Trust (a)	30,950	610,953
SemGroup Corporation - Class A (a) (b)	8,955	250,561
SM Energy Company	2,000	165,820
Solazyme, Inc. (a)	47,875	486,889
Stone Energy Corporation (a)	25,300	614,537
Sunoco Logistics Partners, L.P.	1,831	179,951
Swift Energy Company (a) (b)	3,179	97,341
Syntroleum Corporation (a)	25,906	21,761
Targa Resources Corporation	6,631	223,730
Targa Resources Partners, L.P. (b)	3,165	113,624
TC Pipelines, L.P.	2,900	132,124
Teekay Corporation (b)	84,836	2,185,375

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Energy - 6.4% (Continued)
Oil, Gas & Consumable Fuels - 4.3% (Continued)
Teekay LNG Partners, L.P.	1,454	$51,035
Tengasco, Inc. (a)	54,741	40,508
Tesoro Logistics, L.P.	5,434	145,631
Toreador Resources Corporation (a) (b)	177,931	578,276
TransAtlantic Petroleum Ltd. (a) (b)	669,824	602,842
TransCanada Corporation	3,800	163,552
TransGlobe Energy Corporation (a) (b)	112,496	1,158,709
TransMontaigne Partners, L.P. (b)	32,009	1,134,079
Tsakos Energy Navigation Ltd. (b)	127,515	762,540
Uranium Resources, Inc. (a)	775	930
Ur-Energy, Inc. (a) (b)	21,981	28,356
VAALCO Energy, Inc. (a)	40,377	274,967
VOC Energy Trust	17,961	399,991
Voyager Oil & Gas, Inc. (a)	266,729	736,172
W&T Offshore, Inc. (b)	144,531	2,845,815
Warren Resources, Inc. (a)	327,456	1,024,937
Westmoreland Coal Company (a) (b)	8,849	97,428
		75,910,151
Financials - 15.7%
Capital Markets - 2.4%
American Capital Ltd. (a) (b)	489,163	3,800,796
Apollo Global Management, LLC - Class A	50,296	666,422
Ares Capital Corporation (b)	111,504	1,724,967
Arlington Asset Investment Corporation - Class A	9,272	213,998
Artio Global Investors, Inc. (b)	69,331	507,503
BlackRock Kelso Capital Corporation	64,138	547,739
BlackRock, Inc. - Class A	100	15,779
Calamos Asset Management, Inc. - Class A (b)	145,421	1,816,308
Capital Southwest Corporation	339	29,835
Charles Schwab Corporation (The)	700	8,596
CIFC Corporation (a)	600	3,324
Deutsche Bank A.G.	5,503	227,879
Diamond Hill Investment Group, Inc.	5,007	376,927
Duff & Phelps Corporation	449	5,698
E*TRADE Financial Corporation (a) (b)	167,908	1,821,802
Edelman Financial Group, Inc.	179	1,242
Ellington Financial, LLC (b)	41,505	761,617
Epoch Holding Corporation	13,081	269,469
Evercore Partners, Inc. - Class A	32,004	878,190
FBR Capital Markets Corporation (a)	1,478	3,074
Full Circle Capital Corporation	408	2,774
GFI Group, Inc. (b)	192,093	829,842
Gladstone Capital Corporation	28,690	236,406
Gladstone Investment Corporation	34,595	259,117
Gleacher & Company, Inc. (a) (b)	125,731	160,936
Golub Capital BDC, Inc. (b)	42,899	665,792
GSV Capital Corporation (a)	5,500	84,150
Harris & Harris Group, Inc. (a)	36,011	141,523
Hercules Technology Growth Capital, Inc.	32,680	316,342

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 15.7% (Continued)
Capital Markets - 2.4% (Continued)
HFF, Inc. - Class A (a) (b)	137,705	$1,514,755
Horizon Technology Finance Corporation	28,406	432,055
ICG Group, Inc. (a) (b)	4,853	52,364
INTL FCStone, Inc. (a)	18,054	437,629
Investment Technology Group, Inc. (a) (b)	82,999	947,019
Janus Capital Group, Inc.	255,868	1,678,494
KBW, Inc.	53,834	762,289
KKR & Company, L.P.	12,100	163,108
Knight Capital Group, Inc. - Class A (a) (b)	104,559	1,305,942
Kohlberg Capital Corporation (b)	63,114	415,290
Ladenburg Thalmann Financial Services, Inc. (a)	110,891	188,515
Lazard Ltd. - Class A (b)	67,979	1,858,546
MCG Capital Corporation (b)	186,788	866,696
Medallion Financial Corporation	8,097	96,354
Medley Capital Corporation	395	3,677
Morgan Stanley	13,200	232,848
NGP Capital Resources Company	34,666	257,568
Och-Ziff Capital Management Group, LLC (b)	26	284
Oppenheimer Holdings, Inc.	3,927	68,997
PennantPark Floating Rate Capital Ltd.	1,100	11,858
PennantPark Investment Corporation (b)	95,513	1,023,899
Piper Jaffray Companies, Inc. (a)	13,897	288,502
Pzena Investment Management, Inc. - Class A	1,392	6,027
Raymond James Financial, Inc.	3,700	112,369
SEI Investments Company (b)	381,408	6,174,996
Solar Capital Ltd. (b)	25,785	572,427
Solar Senior Capital Ltd.	13,279	198,787
Steel Excel, Inc. (a)	7,938	206,380
Stifel Financial Corporation (a) (b)	103,111	3,286,148
SWS Group, Inc.	83,885	462,206
THL Credit, Inc.	47,212	545,299
TICC Capital Corporation	77,892	694,018
Triangle Capital Corporation	41,396	693,797
U.S. Global Investors, Inc.	2,561	19,438
Virtus Investment Partners, Inc. (a) (b)	2,684	167,482
Walter Investment Management Corporation	34,142	865,841
Westwood Holdings Group, Inc.	1,600	58,624
WisdomTree Investments, Inc. (a)	1,100	8,206
		43,056,781
Commercial Banks - 3.5%
1st Source Corporation	21,516	517,245
1st United Bancorp, Inc. (a)	1,920	9,946
ACNB Corporation	200	2,862
AmeriServ Financial, Inc. (a)	100	195
Ames National Corporation	95	1,750
Associated Banc-Corp	5,794	64,603
BancFirst Corporation	239	9,249
Banco Latinoamericano de Comercio Exterior, S.A. - Class E - ADR	29,992	487,370

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 15.7% (Continued)
Commercial Banks - 3.5% (Continued)
Bancorp Rhode Island, Inc.	325	$14,170
Bancorp, Inc. (The) (a) (b)	49,503	398,004
BancorpSouth, Inc.	114,113	1,114,884
Bank of Hawaii Corporation (b)	41,796	1,765,045
Bank of Kentucky Financial Corporation (The)	2,470	53,352
Bank of Marin Bancorp	234	8,293
Banner Corporation (b)	62,901	1,105,171
BOK Financial Corporation	14,881	777,086
Boston Private Financial Holdings, Inc.	112,397	851,969
Bridge Capital Holdings (a)	1,177	12,982
Bryn Mawr Bank Corporation	14,828	272,242
BSB Bancorp, Inc. (a)	7,556	78,205
Canadian Imperial Bank of Commerce	1,400	105,630
Cape Bancorp, Inc. (a)	100	760
Capital Bank Corporation (a)	6,592	13,843
CapitalSource, Inc. (b)	495,810	3,153,352
Cardinal Financial Corporation (b)	38,540	413,920
Cathay General Bancorp	29,880	418,021
Center Financial Corporation (a) (b)	79,324	521,159
CenterState Banks, Inc.	1,627	9,241
Central Pacific Financial Corporation (a)	33,055	402,940
Century Bancorp, Inc. - Class A	32	866
Chemical Financial Corporation	4,072	81,969
Citizens Republic Bancorp, Inc. (a)	82,210	740,712
CNB Financial Corporation	54	773
Commerce Bancshares, Inc. (b)	88,497	3,433,684
Credicorp Ltd.	2,782	302,626
Cullen/Frost Bankers, Inc.	2,900	142,216
Eagle Bancorp, Inc. (a)	700	9,709
East West Bancorp, Inc. (b)	191,137	3,721,437
Eastern Virginia Bankshares, Inc. (a)	200	380
Enterprise Bancorp, Inc.	492	7,085
Enterprise Financial Services Corporation	6,787	104,723
Farmers Capital Bank Corporation (a)	3	12
Financial Institutions, Inc.	18,361	300,753
First BanCorp (North Carolina)	204	2,587
First Bancorp, Inc.	454	6,533
First Community Bancshares, Inc.	10,764	129,276
First Connecticut Bancorp, Inc. (a)	1,249	14,688
First Financial Bancorporation	11,013	180,613
First Financial Corporation	6,791	223,152
First Horizon National Corporation (b)	538,306	3,762,759
First Interstate BancSystem, Inc.	25,081	317,024
First Merchants Corporation	29,587	238,471
First Midwest Bancorp, Inc.	42,334	381,429
First of Long Island Corporation (The)	111	2,836
First Republic Bank (a)	22,186	614,552
First South Bancorp, Inc. (a)	341	1,364
Fulton Financial Corporation (b)	205,173	1,936,833

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 15.7% (Continued)
Commercial Banks - 3.5% (Continued)
German American Bancorp, Inc.	200	$3,474
Glacier Bancorp, Inc. (b)	122,312	1,388,241
Guaranty Bancorp (a)	900	1,197
Hancock Holding Company (b)	156,757	4,749,737
Hanmi Financial Corporation (a) (b)	204,408	204,408
Heartland Financial USA, Inc.	541	8,456
Home BancShares, Inc. (b)	27,292	639,997
Hudson Valley Holding Corporation	1,303	28,301
Huntington Bancshares, Inc.	72	373
International Bancshares Corporation	4,247	76,956
Investors Bancorp, Inc. (a) (b)	90,910	1,261,831
Lakeland Financial Corporation	21,148	505,226
MainSource Financial Group, Inc.	10,002	93,819
MB Financial, Inc. (b)	85,366	1,414,515
Merchants Bancshares, Inc.	4	114
Metro Bancorp, Inc. (a)	200	1,654
Middleburg Financial Corporation	1,176	17,052
MidWestOne Financial Group, Inc.	144	2,059
National Penn Bancshares, Inc. (b)	447,217	3,488,293
NBT Bancorp, Inc.	3,126	67,272
NewBridge Bancorp (a)	100	400
Northfield Bancorp, Inc.	9,297	128,392
Old National Bancorp (b)	130,415	1,508,902
Old Point Financial Corporation	100	996
Orrstown Financial Services, Inc.	1,070	9,801
Pacific Capital Bancorp (a) (b)	3,631	94,007
Pacific Mercantile Bancorp (a)	100	304
Patriot National Bancorp (a)	6	11
Peapack-Gladstone Financial Corporation	379	3,836
Republic Bancorp, Inc. - Class A	471	9,580
Rurban Financial Corporation (a)	500	1,550
Sandy Spring Bancorp, Inc.	14,310	243,413
Seacoast Banking Corporation of Florida (a)	832	1,240
Signature Bank Corporation (a)	1,307	72,865
Southwest Bancorp, Inc. (a)	96,631	454,166
State Bancorp, Inc.	21,092	249,518
StellarOne Corporation	2,100	25,179
Sterling Financial Corporation (a)	18,338	275,253
Summit Financial Group, Inc. (a)	200	538
Sun Bancorp, Inc. (a) (b)	280,769	833,884
Susquehanna Bancshares, Inc.	49,852	361,926
SVB Financial Group (a) (b)	62,932	2,891,096
TCF Financial Corporation	2	21
Tower Bancorp, Inc. (b)	24,051	618,592
Trustmark Corporation (b)	53,102	1,175,678
UMB Financial Corporation	13	479
Umpqua Holdings Corporation (b)	192,303	2,201,869
Union First Market Bankshares Corporation	22,295	285,822
United Community Banks, Inc. (a)	96,291	711,591

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 15.7% (Continued)
Commercial Banks - 3.5% (Continued)
Univest Corporation of Pennsylvania	15	$228
Valley National Bancorp	90	1,080
Virginia Commerce Bancorp (a)	16,370	104,113
WesBanco, Inc.	21,493	426,851
West Bancorporation, Inc.	500	4,920
West Coast Bancorp (a) (b)	140,710	2,100,800
Western Alliance Bancorp (a)	17,200	111,800
Wilshire Bancorp, Inc. (a) (b)	995,452	3,404,446
Zions Bancorporation	600	10,416
		61,521,089
Consumer Finance - 0.6%
Advance America, Cash Advance Centers, Inc. (b)	314,559	2,651,732
Cash America International, Inc.	53,952	2,953,872
Credit Acceptance Corporation (a) (b)	24,415	1,682,682
DFC Global Corporation (a)	34,802	762,860
First Cash Financial Services, Inc. (a)	4,549	188,783
First Marblehead Corporation (The) (a)	204	196
Imperial Holdings, Inc. (a)	8,646	19,453
Nelnet, Inc. - Class A (b)	75,014	1,611,301
NetSpend Holdings, Inc. (a) (b)	99,129	569,992
		10,440,871
Diversified Financial Services - 0.5%
ASTA Funding, Inc.	2,284	18,409
CBOE Holdings, Inc. (b)	61,739	1,613,240
Citigroup, Inc.	60	1,895
Compass Diversified Holdings, Inc. (b)	122,153	1,595,318
Interactive Brokers Group, Inc. - Class A (b)	140,412	2,159,537
KKR Financial Holdings, LLC	10,500	87,675
MarketAxess Holdings, Inc. (b)	110,784	3,238,216
MSCI, Inc. - Class A (a)	794	26,512
NewStar Financial, Inc. (a)	13,523	144,967
NYSE Euronext, Inc.	2,800	74,396
PICO Holdings, Inc. (a)	13,453	307,266
Primus Guaranty Ltd. (a)	845	4,935
Resource America, Inc. - Class A	1,772	8,630
Sprott Resource Lending Corporation	50	73
		9,281,069
Insurance - 3.0%
Allied World Assurance Company Holdings A.G. (b)	29,565	1,717,727
Alterra Capital Holdings Ltd. (b)	7,265	157,505
American Financial Group, Inc.	2,363	84,666
American International Group, Inc. (a)	2,404	59,355
American National Insurance Company (b)	19,813	1,415,837
American Safety Insurance Holdings Ltd. (a)	5,528	112,827
AMERISAFE, Inc. (a)	828	17,843
AmTrust Financial Services, Inc. (b)	41,292	1,047,991
Arch Capital Group Ltd. (a)	6,300	226,611
Argo Group International Holdings Ltd.	19,148	578,078
Arthur J. Gallagher & Company (b)	25,051	774,076

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 15.7% (Continued)
Insurance - 3.0% (Continued)
Assurant, Inc.	25,647	$988,435
Assured Guaranty Ltd. (b)	387,263	4,933,731
Axis Capital Holdings Ltd.	152	4,765
Berkley (W.R.) Corporation (b)	7,573	263,616
Brown & Brown, Inc. (b)	79,253	1,749,906
Cincinnati Financial Corporation	200	5,788
Citizens, Inc. (a)	1	8
CNO Financial Group, Inc. (a) (b)	473,240	2,957,750
Crawford & Company - Class B	1,451	10,317
Delphi Financial Group, Inc. - Class A	6,889	182,421
Donegal Group, Inc. - Class A	650	8,138
Eastern Insurance Holdings, Inc.	1,690	22,376
EMC Insurance Group, Inc.	379	7,368
Employers Holdings, Inc. (b)	139,879	2,268,837
Endurance Specialty Holdings Ltd. (b)	36,926	1,373,647
Erie Indemnity Company - Class A	167	13,185
FBL Financial Group, Inc. - Class A (b)	16,151	527,330
Fidelity National Financial, Inc. - Class A	2,392	36,932
First American Financial Corporation	6,286	75,432
Genworth Financial, Inc. - Class A (a)	139,432	889,576
Global Indemnity plc (a)	3,052	61,620
Greenlight Capital Re Ltd. - Class A (a)	4,019	90,548
Hanover Insurance Group, Inc. (The) (b)	64,928	2,477,652
Harleysville Group, Inc. (b)	69,147	4,063,078
Horace Mann Educators Corporation (b)	79,776	1,072,987
Independence Holding Company	1,861	15,428
Infinity Property & Casualty Corporation (b)	10,722	621,447
Kansas City Life Insurance Company (b)	39,186	1,313,515
Kemper Corporation (b)	131,424	3,533,991
Manulife Financial Corporation	100	1,321
Meadowbrook Insurance Group, Inc.	83,851	868,696
Mercury General Corporation (b)	60,742	2,630,129
National Interstate Corporation	200	5,320
National Western Life Insurance Company	1,776	255,336
Navigators Group, Inc. (The) (a)	23	1,049
Old Republic International Corporation	44,291	391,532
OneBeacon Insurance Group Ltd. - Class A (b)	260	3,957
Penn Millers Holding Corporation (a)	2,100	42,546
Platinum Underwriters Holdings Ltd.	28,753	995,716
Presidential Life Corporation (b)	35,119	348,380
Primerica, Inc. (b)	95,714	2,166,008
ProAssurance Corporation	4,291	328,476
Protective Life Corporation (b)	94,161	1,751,395
RenaissanceRe Holdings Ltd.	1,900	129,428
Safety Insurance Group, Inc. (b)	8,184	348,802
SeaBright Holdings, Inc.	28,830	206,999
Selective Insurance Group, Inc. (b)	124,107	1,989,435
State Auto Financial Corporation	25,310	336,370
Sun Life Financial, Inc.	7,000	176,540

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 15.7% (Continued)
Insurance - 3.0% (Continued)
Symetra Financial Corporation (b)	114,576	$1,062,120
Transatlantic Holdings, Inc. (b)	32,788	1,706,288
United Fire & Casualty Company (b)	20,771	390,703
Universal Insurance Holdings, Inc. (b)	2,520	10,634
		51,909,520
Real Estate Investment Trusts (REIT) - 4.3%
Alexandria Real Estate Equities, Inc.	3,500	231,315
American Assets Trust, Inc. (b)	46,494	942,433
American Campus Communities, Inc.	5,184	201,813
American Capital Agency Corporation (b)	4,848	133,368
American Capital Mortgage Investment Corporation	500	9,090
Annaly Capital Management, Inc.	5,700	96,045
Anworth Mortgage Asset Corporation (b)	165,101	1,064,901
Apartment Investment & Management Company - Class A (b)	10,361	255,606
Apollo Commercial Real Estate Finance, Inc.	148,008	2,073,592
Arbor Realty Trust, Inc. (a)	478	1,726
Associated Estates Realty Corporation	28,312	480,738
BioMed Realty Trust, Inc.	3,451	62,498
Brandywine Realty Trust	64,830	590,601
BRE Properties, Inc.	4,848	242,982
Camden Property Trust	2,500	151,600
CapLease, Inc.	60,238	235,531
Capstead Mortgage Corporation	96,909	1,174,537
Care Investment Trust, Inc.	18,701	103,978
CBL & Associates Properties, Inc.	10,699	164,551
Cedar Shopping Centers, Inc. (b)	164,157	602,456
Chatham Lodging Trust	23,027	259,054
Chesapeake Lodging Trust (b)	8,717	130,232
Chimera Investment Corporation (b)	651,979	1,962,457
Cogdell Spencer, Inc. (b)	211,618	854,937
Colonial Properties Trust	69,729	1,414,104
CommonWealth REIT (b)	90,366	1,748,582
CoreSite Realty Corporation (b)	44,230	736,430
Corporate Office Properties Trust	8,800	213,400
Cousins Properties, Inc.	87,533	574,216
CreXus Investment Corporation (b)	236,871	2,264,487
CubeSmart (b)	280,842	2,755,060
DiamondRock Hospitality Company	42,100	381,005
Digital Realty Trust, Inc.	300	18,699
Douglas Emmett, Inc.	100,358	1,956,981
Duke Realty Corporation (b)	273,668	3,360,643
Dynex Capital, Inc.	246	2,155
EastGroup Properties, Inc.	21,365	931,728
Education Realty Trust, Inc.	324,553	3,002,115
Equity Lifestyle Properties, Inc. (b)	5,218	345,066
Equity One, Inc.	8,533	146,341
Essex Property Trust, Inc.	600	85,656
Extra Space Storage, Inc. (b)	15,456	348,224

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 15.7% (Continued)
Real Estate Investment Trusts (REIT) - 4.3% (Continued)
Federal Realty Investment Trust	1,700	$150,892
First Industrial Realty Trust, Inc. (a)	89,823	884,757
First Potomac Realty Trust	184,073	2,615,677
General Growth Properties, Inc.	8,900	130,830
Gladstone Commercial Corporation	15,509	261,016
Glimcher Realty Trust	105,749	968,661
Government Properties Income Trust (b)	74,145	1,744,632
Gramercy Capital Corporation (a) (b)	796,215	2,372,721
Home Properties, Inc. (b)	7,265	427,909
Hospitality Properties Trust	70,549	1,695,292
Hudson Pacific Properties, Inc.	17,510	233,934
Inland Real Estate Corporation	5,539	41,543
Invesco Mortgage Capital, Inc.	5,819	91,824
Kimco Realty Corporation	9,100	158,977
Kite Realty Group Trust (b)	95,864	395,918
LaSalle Hotel Properties	26,800	640,788
LTC Properties, Inc. (b)	34,579	980,660
Macerich Company (The)	3,100	154,256
Mack-Cali Realty Corporation	35,361	992,230
Medical Properties Trust, Inc.	56,780	573,478
MFA Financial, Inc.	145,167	979,877
Mid-America Apartment Communities, Inc.	6,534	407,722
Mission West Properties, Inc.	6,805	52,943
Monmouth Real Estate Investment Corporation - Class A	30,620	257,208
MPG Office Trust, Inc. (a)	3,400	8,126
National Health Investors, Inc.	6,907	308,674
Newcastle Investment Corporation (b)	276,487	1,269,075
NorthStar Realty Finance Corporation	142,956	564,676
One Liberty Properties, Inc. (b)	27,925	454,061
Pennsylvania Real Estate Investment Trust	24,035	246,599
PennyMac Mortgage Investment Trust (b)	38,899	665,173
Piedmont Office Realty Trust, Inc. - Class A	94,087	1,597,597
Post Properties, Inc.	9,538	391,821
Potlatch Corporation	17,501	568,432
Prologis, Inc.	5,400	160,704
PS Business Parks, Inc.	37,736	2,008,687
Public Storage, Inc.	200	25,810
Redwood Trust, Inc.	61,140	710,447
Regency Centers Corporation	500	20,480
Resource Capital Corporation (b)	747	4,011
Retail Opportunity Investments Corporation	200	2,280
RLJ Lodging Trust	29,333	434,715
Sabra Health Care REIT, Inc. (b)	83,514	857,689
Saul Centers, Inc. (b)	79,537	2,850,606
Senior Housing Properties Trust (b)	16,400	368,016
Sovran Self Storage, Inc. (b)	41,752	1,845,438
STAG Industrial, Inc.	4,598	49,383
Starwood Property Trust, Inc. (b)	90,013	1,691,344

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 15.7% (Continued)
Real Estate Investment Trusts (REIT) - 4.3% (Continued)
Strategic Hotels & Resorts, Inc. (a) (b)	322,828	$1,836,891
Summit Hotel Properties, Inc.	54,293	438,145
Sun Communities, Inc.	22,665	863,083
Sunstone Hotel Investors, Inc. (a) (b)	430,871	2,994,553
Tanger Factory Outlet Centers, Inc.	2,978	83,860
Taubman Centers, Inc.	1,418	86,824
Two Harbors Investment Corporation	9,160	85,646
Universal Health Realty Income Trust	11,610	440,832
Urstadt Biddle Properties, Inc. - Class A	24,811	442,628
Vestin Realty Mortgage II, Inc. (a)	200	258
Washington Real Estate Investment Trust	1,000	28,960
Weingarten Realty Investors	5,263	122,154
Whitestone REIT - Class B	1,622	18,977
Winthrop Realty Trust (b)	90,307	817,278
		74,888,611
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions, S.A. (a) (b)	35,458	1,427,185
Avatar Holdings, Inc. (a)	326	3,097
Brookfield Asset Management, Inc. - Class A	3,711	107,619
Brookfield Properties Corporation	77,732	1,284,133
CBRE Group, Inc. (a)	10,400	184,912
FirstService Corporation (a)	17,205	482,256
Forest City Enterprises, Inc. - Class A (a)	10,477	143,325
Grubb & Ellis Company (a)	98	44
Howard Hughes Corporation (a)	1	48
Jones Lang LaSalle, Inc.	29,968	1,936,532
Kennedy-Wilson Holdings, Inc. (b)	4,107	51,009
MI Developments, Inc.	3,500	111,090
Preferred Apartment Communities, Inc. - Class A	1,073	6,974
Tejon Ranch Company (a) (b)	35,082	911,781
Thomas Properties Group, Inc. (a)	19,256	48,718
		6,698,723
Thrifts & Mortgage Finance - 1.0%
America First Tax Exempt Investors, L.P.	62	319
Astoria Financial Corporation	186,203	1,545,485
Bank Mutual Corporation	501	1,668
BankUnited, Inc.	7,819	170,376
Beneficial Mutual Bancorp, Inc. (a)	26,428	216,974
Capitol Federal Financial, Inc. (b)	168,920	1,873,323
Charter Financial Corporation	5,232	49,024
Clifton Savings Bancorp, Inc.	161	1,639
Doral Financial Corporation (a) (b)	419,879	503,855
ESSA Bancorp, Inc.	54	596
Federal Agricultural Mortgage Corporation	4,398	88,752
Federal National Mortgage Association (a)	6,927	1,711
First Defiance Financial Corporation (a)	464	6,593
First Financial Holdings, Inc.	181	1,348
First Financial Northwest, Inc. (a)	21	116
First PacTrust Bancorp, Inc. (b)	6,455	81,204

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 15.7% (Continued)
Thrifts & Mortgage Finance - 1.0% (Continued)
Flagstar Bancorp, Inc. (a) (b)	751,710	$571,300
Flushing Financial Corporation	26,091	319,876
Fox Chase Bancorp, Inc.	3,389	42,905
Freddie Mac (a)	53	13
Hudson City Bancorp, Inc. (b)	293,531	1,834,569
Kaiser Federal Financial Group, Inc.	269	3,163
Kearny Financial Corporation	865	8,416
Northwest Bancshares, Inc.	9,355	116,657
OceanFirst Financial Corporation	132	1,721
Ocwen Financial Corporation (a) (b)	148,920	2,159,340
Oritani Financial Corporation	47,324	613,319
Parkvale Financial Corporation	1,480	31,850
Peoples Federal Bancshares, Inc. (a)	19	249
People's United Financial, Inc.	16,700	212,925
PMI Group, Inc. (The) (a) (b) (c)	394,653	123,132
Provident New York Bancorp	1,162	8,076
Territorial Bancorp, Inc.	9,395	184,612
TFS Financial Corporation (a)	146,276	1,347,202
TrustCo Bank Corporation	252,420	1,252,003
United Financial Bancorp, Inc.	27,458	443,172
ViewPoint Financial Group (b)	301,957	3,886,187
Walker & Dunlop, Inc. (a)	12,701	161,303
Westfield Financial, Inc.	1,595	11,340
WSFS Financial Corporation (b)	10,348	411,333
		18,287,646
Health Care - 12.7%
Biotechnology - 2.2%
Acadia Pharmaceuticals, Inc. (a) (b)	227,899	280,316
Affymax, Inc. (a) (b)	134,769	716,971
Agenus, Inc. (a)	857	2,348
Alkermes plc (a)	13,929	243,618
Allos Therapeutics, Inc. (a) (b)	394,583	580,037
Amicus Therapeutics, Inc. (a) (b)	40,961	134,762
Amylin Pharmaceuticals, Inc. (a)	140,567	1,619,332
Anadys Pharmaceuticals, Inc. (a)	74,674	274,800
Anthera Pharmaceuticals, Inc. (a)	14,259	91,115
ArQule, Inc. (a)	42,776	248,529
Array BioPharma, Inc. (a) (b)	405,199	976,530
AspenBio Pharma, Inc. (a)	100	234
Astex Pharmaceuticals, Inc. (a) (b)	684,915	1,321,886
AVI BioPharma, Inc. (a)	153,823	150,747
BioMarin Pharmaceutical, Inc. (a) (b)	12,553	428,183
BioMimetic Therapeutics, Inc. (a)	119,344	386,675
Celldex Therapeutics, Inc. (a) (b)	397,663	1,276,498
Codexis, Inc. (a) (b)	47,807	220,390
Cubist Pharmaceuticals, Inc. (a)	4,424	167,271
Cyclacel Pharmaceuticals, Inc. (a)	5,500	3,355
Cytokinetics, Inc. (a)	239,550	277,878
CytRx Corporation (a)	3,109	1,104

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 12.7% (Continued)
Biotechnology - 2.2% (Continued)
Dendreon Corporation (a)	29,100	$318,354
Discovery Laboratories, Inc. (a)	4,002	7,284
DUSA Pharmaceuticals, Inc. (a) (b)	45,694	205,623
Dyax Corporation (a)	13,881	18,739
Dynavax Technologies Corporation (a)	681,084	1,852,548
Emergent BioSolutions, Inc. (a) (b)	42,648	804,341
GTx, Inc. (a)	29,251	128,412
Halozyme Therapeutics, Inc. (a) (b)	267,355	2,253,803
Human Genome Sciences, Inc. (a)	25,000	256,500
Idenix Pharmaceuticals, Inc. (a)	14,498	86,988
ImmunoGen, Inc. (a)	20,474	278,037
Immunomedics, Inc. (a)	339	1,234
Inhibitex, Inc. (a) (b)	316,218	1,230,088
Inovio Pharmaceuticals, Inc. (a)	4,141	2,812
Keryx Biopharmaceuticals, Inc. (a)	277,339	868,071
Lexicon Pharmaceuticals, Inc. (a)	136,192	164,792
Ligand Pharmaceuticals, Inc. (a)	80,456	1,182,703
Maxygen, Inc.	30,860	182,074
Micromet, Inc. (a) (b)	144,816	951,441
Momenta Pharmaceuticals, Inc. (a) (b)	139,107	2,058,784
Myrexis, Inc. (a)	1,091	3,033
Myriad Genetics, Inc. (a) (b)	90,513	1,926,117
Nabi Biopharmaceuticals (a)	416,142	765,701
Nanosphere, Inc. (a)	83,383	125,908
Neurocrine Biosciences, Inc. (a)	18,022	112,818
Novavax, Inc. (a)	354,656	560,356
NPS Pharmaceuticals, Inc. (a)	71,515	369,733
Omeros Corporation (a)	3,648	14,410
OncoGenex Pharmaceuticals, Inc. (a) (b)	4,010	46,516
OPKO Health, Inc. (a) (b)	263,308	1,416,597
Orexigen Therapeutics, Inc. (a)	231,968	508,010
PDL BioPharma, Inc. (b)	122,839	745,633
Peregrine Pharmaceuticals, Inc. (a) (b)	298,211	313,122
Pharmacyclics, Inc. (a) (b)	43,359	571,038
PharmAthene, Inc. (a)	303	515
Protalix BioTherapeutics, Inc. (a)	17,816	108,856
QLT, Inc. (a) (b)	249,803	1,738,629
Regeneron Pharmaceuticals, Inc. (a)	5,418	299,615
Repligen Corporation (a)	18,786	64,436
Rosetta Genomics Ltd. (a)	75	52
Seattle Genetics, Inc. (a)	91	2,002
Sinovac Biotech Ltd. (a) (b)	3,003	6,126
Spectrum Pharmaceuticals, Inc. (a) (b)	294,101	3,261,580
Synta Pharmaceuticals Corporation (a)	2,107	7,796
Targacept, Inc. (a) (b)	51,084	899,078
Transition Therapeutics, Inc. (a)	313	516
Trius Therapeutics, Inc. (a)	34,446	235,955
United Therapeutics Corporation (a)	10,400	454,792
Vanda Pharmaceuticals, Inc. (a)	87,895	510,670

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 12.7% (Continued)
Biotechnology - 2.2% (Continued)
Vical, Inc. (a) (b)	201,766	$603,280
YM BioSciences, Inc. (a) (b)	497,143	879,943
Zalicus, Inc. (a) (b)	443,675	652,202
		39,460,242
Health Care Equipment & Supplies - 3.3%
Abaxis, Inc. (a)	6	168
Accuray, Inc. (a) (b)	255,436	1,021,744
Alere, Inc. (a)	80,810	2,105,909
Align Technology, Inc. (a)	28,668	660,224
Alimera Sciences, Inc. (a)	2,588	18,401
Alphatec Holdings, Inc. (a) (b)	78,976	163,480
Analogic Corporation (b)	36,166	1,955,857
AngioDynamics, Inc. (a)	30,122	464,180
Anika Therapeutics, Inc. (a)	52,055	317,535
Antares Pharma, Inc. (a)	121,938	276,799
ArthroCare Corporation (a) (b)	49,829	1,502,344
AtriCure, Inc. (a) (b)	16,299	181,897
Atrion Corporation	770	173,250
C.R. Bard, Inc.	1,500	128,925
Cantel Medical Corporation (b)	40,471	1,117,000
Cardica, Inc. (a)	470	996
Cardiovascular Systems, Inc. (a) (b)	82,684	684,624
CareFusion Corporation (a)	6,400	163,840
CAS Medical Systems, Inc. (a)	710	1,406
Cerus Corporation (a)	107,344	286,608
Conceptus, Inc. (a)	23,854	274,798
CONMED Corporation (a)	31,636	831,078
Cooper Companies, Inc. (The)	300	20,790
CryoLife, Inc. (a)	6,431	29,647
Cutera, Inc. (a)	7,006	50,023
Cynosure, Inc. - Class A (a)	6,803	82,793
Derma Sciences, Inc. (a)	152	1,269
DexCom, Inc. (a) (b)	199,138	1,949,561
Endologix, Inc. (a)	61,292	667,470
EnteroMedics, Inc. (a)	516	980
Gen-Probe, Inc. (a)	25,366	1,524,497
Given Imaging Ltd. (a) (b)	55,423	871,250
Greatbatch, Inc. (a)	25,888	578,079
Haemonetics Corporation (a) (b)	24,962	1,521,434
IDEXX Laboratories, Inc. (a)	2,300	165,577
IMRIS, Inc. (a)	32,485	111,748
Integra LifeSciences Holdings Corporation (a)	23,401	750,236
IRIS International, Inc. (a)	16,507	149,553
Kinetic Concepts, Inc. (a)	2,490	170,291
Masimo Corporation (b)	24,418	504,964
Medical Action Industries, Inc. (a)	8,896	46,615
Merit Medical Systems, Inc. (a) (b)	101,235	1,358,574
MISONIX, INC. (a)	800	1,360
Natus Medical, Inc. (a) (b)	101,534	873,192

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 12.7% (Continued)
Health Care Equipment & Supplies - 3.3% (Continued)
NuVasive, Inc. (a)	75,613	$1,120,585
OraSure Technologies, Inc. (a) (b)	133,326	1,238,599
Orthofix International N.V. (a)	28,472	999,652
Palomar Medical Technologies, Inc. (a)	91,120	775,431
ResMed, Inc. (a)	3,800	107,540
Rochester Medical Corporation (a)	300	2,400
RTI Biologics, Inc. (a) (b)	479,337	2,157,016
Sirona Dental Systems, Inc. (a) (b)	52,602	2,519,636
Solta Medical, Inc. (a)	27,230	59,634
SonoSite, Inc. (a)	49,039	1,519,719
Spectranetics Corporation (The) (a)	127,821	1,002,117
STAAR Surgical Company (a) (b)	328,553	2,956,977
STERIS Corporation	97	3,005
Stryker Corporation	700	33,537
SurModics, Inc. (a)	17,221	181,509
Symmetry Medical, Inc. (a) (b)	396,743	3,606,394
Synergetics USA, Inc. (a)	36,837	246,440
Syneron Medical Ltd. (a) (b)	101,656	1,150,746
Synovis Life Technologies, Inc. (a) (b)	64,358	1,155,870
Teleflex, Inc. (b)	30,015	1,796,698
Thoratec Corporation (a) (b)	113,426	4,141,183
Tornier N.V. (a) (b)	36,492	848,074
TranS1, Inc. (a)	2,087	3,798
Uroplasty, Inc. (a)	100	451
Vascular Solutions, Inc. (a)	7,960	84,456
Vermillion, Inc. (a) (b)	147,610	308,505
Volcano Corporation (a) (b)	14,137	352,435
West Pharmaceutical Services, Inc.	23,199	901,745
Wright Medical Group, Inc. (a) (b)	173,757	2,986,883
Young Innovations, Inc.	149	4,284
Zimmer Holdings, Inc. (a)	600	31,578
Zoll Medical Corporation (a) (b)	79,746	3,015,196
		59,073,059
Health Care Providers & Services - 3.0%
ADCARE Health Systems, Inc. (a)	100	436
Alliance Imaging, Inc. (a) (b)	90,336	100,273
Almost Family, Inc. (a) (b)	60,045	1,119,239
American Dental Partners, Inc. (a)	16,862	178,063
AMN Healthcare Services, Inc. (a)	10,110	47,921
AmSurg Corporation (a) (b)	31,523	798,478
Assisted Living Concepts, Inc. - Class A (b)	73,105	1,038,822
BioScrip, Inc. (a) (b)	134,124	871,806
Capital Senior Living Corporation (a) (b)	159,943	1,249,155
CardioNet, Inc. (a)	1,250	3,538
Catalyst Health Solutions, Inc. (a) (b)	29,177	1,603,860
Chemed Corporation	24,945	1,480,735
Corvel Corporation (a) (b)	23,906	1,232,832
Cross Country Healthcare, Inc. (a) (b)	128,587	642,935
DaVita, Inc. (a)	2,100	147,000

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 12.7% (Continued)
Health Care Providers & Services - 3.0% (Continued)
Ensign Group, Inc. (The) (b)	16,875	$384,075
ExamWorks Group, Inc. (a)	38,451	405,658
Five Star Quality Care, Inc. (a) (b)	145,496	376,835
Hanger Orthopedic Group, Inc. (a) (b)	8,500	147,645
HCA Holdings, Inc. (a)	28,200	661,290
HealthSpring, Inc. (a) (b)	61,727	3,329,554
Healthways, Inc. (a) (b)	32,969	236,058
Henry Schein, Inc. (a)	1,800	124,776
HMS Holdings Corporation (a)	5,169	126,330
Landauer, Inc. (b)	12,820	657,025
LHC Group, Inc. (a)	34,871	547,126
LifePoint Hospitals, Inc. (a) (b)	87,146	3,369,064
Lincare Holdings, Inc.	11,722	276,053
Magellan Health Services, Inc. (a) (b)	18,670	960,945
MedCath Corporation (a) (b)	85,771	617,551
MEDNAX, Inc. (a)	1,997	131,403
MedQuist Holdings, Inc. (a) (b)	90,523	773,972
Metropolitan Health Networks, Inc. (a) (b)	282,140	1,839,553
Molina Healthcare, Inc. (a) (b)	202,660	4,292,339
National Healthcare Corporation	10,633	407,350
National Research Corporation	99	3,307
Omnicare, Inc.	148,103	4,416,431
Owens & Minor, Inc.	5,210	155,883
PDI, Inc. (a)	62	399
PharMerica Corporation (a) (b)	24,261	378,472
Providence Service Corporation (The) (a)	595	7,438
Quest Diagnostics, Inc.	600	33,480
RadNet, Inc. (a) (b)	22,954	58,992
Select Medical Holdings Corporation (a) (b)	327,322	2,847,701
Sharps Compliance Corporation (a)	997	4,377
Skilled Healthcare Group, Inc. - Class A (a) (b)	189,075	714,703
Sun Healthcare Group, Inc. (a) (b)	51,127	133,953
Team Health Holdings, Inc. (a) (b)	99,824	2,028,424
Triple-S Management Corporation (a) (b)	89,188	1,694,572
U.S. Physical Therapy, Inc. (b)	31,956	623,781
Universal American Corporation (b)	50,423	579,864
Universal Health Services, Inc. - Class B	54,190	2,165,974
Vanguard Health Systems, Inc. (a)	22,975	223,317
VCA Antech, Inc. (a) (b)	182,583	3,710,087
WellCare Health Plans, Inc. (a) (b)	43,422	2,128,112
		52,088,962
Health Care Technology - 1.2%
Allscripts Healthcare Solutions, Inc. (a)	75,773	1,451,053
athenahealth, Inc. (a)	80,633	4,266,292
Computer Programs & Systems, Inc. (b)	35,119	1,793,527
Emdeon, Inc. - Class A (a) (b)	191,766	3,637,801
Epocrates, Inc. (a)	826	7,186
HealthStream, Inc. (a) (b)	174,199	2,644,341
iCad, Inc. (a)	500	365

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 12.7% (Continued)
Health Care Technology - 1.2% (Continued)
MedAssets, Inc. (a)	117,222	$1,249,587
Medidata Solutions, Inc. (a) (b)	46,177	830,262
Merge Healthcare, Inc. (a) (b)	362,896	2,395,114
Omnicell, Inc. (a) (b)	26,465	395,652
SXC Health Solutions Corporation (a)	30,171	1,412,606
Transcend Services, Inc. (a) (b)	14,309	391,065
		20,474,851
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc. (a)	300	11,121
Albany Molecular Research, Inc. (a)	2,316	7,434
BioDelivery Sciences International, Inc. (a)	784	745
Bio-Rad Laboratories, Inc. - Class A (a)	17,088	1,701,110
Caliper Life Sciences, Inc. (a) (b)	368,970	3,866,806
Cambrex Corporation (a)	10,068	55,475
Complete Genomics, Inc. (a) (b)	103,714	591,170
Compugen Ltd. (a)	100	420
Enzo Biochem, Inc. (a)	12,142	34,726
Fluidigm Corporation (a)	23,493	327,962
Furiex Pharmaceuticals, Inc. (a)	27,382	388,824
Harvard Bioscience, Inc. (a) (b)	25,380	115,733
Illumina, Inc. (a)	5,100	156,162
Luminex Corporation (a) (b)	36,197	794,886
MEDTOX Scientific, Inc.	16,758	245,337
Mettler-Toledo International, Inc. (a)	1,073	164,813
Nordion, Inc. (b)	169,453	1,496,270
Pacific Biosciences of California, Inc. (a)	257,816	1,010,639
Parexel International Corporation (a)	984	21,677
PerkinElmer, Inc. (b)	141,798	2,930,965
Pharmaceutical Product Development, Inc. (b)	75,215	2,481,343
pSivida Corporation (a)	1,095	5,026
Sequenom, Inc. (a)	326,593	1,623,167
Techne Corporation (b)	29,591	2,035,861
Thermo Fisher Scientific, Inc. (a)	200	10,054
		20,077,726
Pharmaceuticals - 1.9%
Adolor Corporation (a)	122,026	544,236
Aegerion Pharmaceuticals, Inc. (a)	26,848	351,440
Akorn, Inc. (a) (b)	371,662	3,341,241
Alexza Pharmaceuticals, Inc. (a)	78,697	109,389
Auxilium Pharmaceuticals, Inc. (a) (b)	200,324	3,117,041
Biostar Pharmaceuticals, Inc. (a)	2,335	1,985
Cardiome Pharma Corporation (a) (b)	207,541	695,262
Columbia Laboratories, Inc. (a) (b)	476,604	1,205,808
Corcept Therapeutics, Inc. (a) (b)	50,540	160,212
Cornerstone Therapeutics, Inc. (a)	1,631	9,998
Cumberland Pharmaceuticals, Inc. (a)	499	2,874
DURECT Corporation (a) (b)	585,615	931,128
Endo Pharmaceuticals Holdings, Inc. (a)	31,364	1,013,371
Endocyte, Inc. (a)	47,929	465,391

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 12.7% (Continued)
Pharmaceuticals - 1.9% (Continued)
Hi-Tech Pharmacal Company, Inc. (a) (b)	38,807	$1,378,425
Hospira, Inc. (a)	22,100	695,045
ISTA Pharmaceuticals, Inc. (a) (b)	121,416	502,662
Jazz Pharmaceuticals, Inc. (a) (b)	168,354	6,559,072
MAP Pharmaceuticals, Inc. (a)	82,751	1,223,060
Medicines Company (The) (a) (b)	108,645	2,033,834
Medicis Pharmaceutical Corporation - Class A	1,832	70,147
NuPathe, Inc. (a)	26,890	70,721
Pacira Pharmaceuticals, Inc. (a)	30,089	294,270
Pain Therapeutics, Inc. (a)	89,631	398,858
Par Pharmaceutical Companies, Inc. (a) (b)	138,357	4,233,724
Pernix Therapeutics Holdings, Inc. (a)	28,801	308,171
Perrigo Company	2,300	207,644
POZEN, Inc. (a)	465	1,186
Sagent Pharmaceuticals, Inc. (a)	8,300	212,065
Santarus, Inc. (a)	594,913	1,814,485
Tianyin Pharmaceutical Company, Inc. (a)	410	467
Transcept Pharmaceuticals, Inc. (a)	95,406	831,940
Valeant Pharmaceuticals International, Inc.	794	31,411
XenoPort, Inc. (a)	38,080	232,288
		33,048,851
Industrials - 16.8%
Aerospace & Defense - 1.2%
Astronics Corporation (a)	15,430	469,072
Astronics Corporation - Class B (a)	552	16,648
Ceradyne, Inc. (a) (b)	17,138	573,438
Cubic Corporation (b)	78,633	3,705,187
Curtiss-Wright Corporation (b)	14,545	476,785
DigitalGlobe, Inc. (a) (b)	95,131	1,940,672
Ducommun, Inc.	22,739	324,486
Elbit Systems Ltd.	214	9,765
Esterline Technologies Corporation (a)	269	15,037
GeoEye, Inc. (a) (b)	63,344	2,126,458
Hexcel Corporation (a) (b)	94,002	2,322,789
Huntington Ingalls Industries, Inc. (a) (b)	48,493	1,430,544
KEYW Holding Corporation (The) (a) (b)	182,280	1,531,152
LMI Aerospace, Inc. (a) (b)	25,531	513,428
MOOG, Inc. - Class A (a) (b)	17,872	692,183
Orbital Sciences Corporation (a) (b)	109,786	1,697,292
Sparton Corporation (a)	1,466	12,490
Teledyne Technologies, Inc. (a)	1,975	107,578
Textron, Inc.	400	7,768
Triumph Group, Inc. (b)	70,664	4,105,578
		22,078,350
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a) (b)	600,063	3,324,349
Atlas Air Worldwide Holdings, Inc. (a) (b)	29,540	1,137,881
Forward Air Corporation (b)	83,195	2,724,636
Hub Group, Inc. - Class A (a)	77,585	2,425,307

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 16.8% (Continued)
Air Freight & Logistics - 0.7% (Continued)
Park-Ohio Holdings Corporation (a) (b)	47,951	$775,847
UTi Worldwide, Inc. (b)	126,171	1,843,359
XPO Logistics, Inc. (a)	57,682	730,254
		12,961,633
Airlines - 0.9%
Alaska Air Group, Inc. (a) (b)	68,765	4,574,935
Copa Holdings, S.A. - Class A (b)	52,064	3,596,061
Hawaiian Holdings, Inc. (a) (b)	60,726	324,884
JetBlue Airways Corporation (a) (b)	1,053,077	4,717,785
Pinnacle Airlines Corporation (a)	1,391	3,575
SkyWest, Inc.	146,746	1,967,864
Southwest Airlines Company	20	171
Spirit Airlines, Inc. (a)	4,400	72,424
United Continental Holdings, Inc. (a)	3,500	67,620
		15,325,319
Building Products - 0.8%
A.O. Smith Corporation	12,173	452,349
Ameresco, Inc. - Class A (a) (b)	93,348	1,025,894
Armstrong World Industries, Inc.	4,475	190,590
Fortune Brands Home & Security, Inc. (a)	217,403	3,158,866
Gibraltar Industries, Inc. (a)	53,249	594,259
Insteel Industries, Inc.	21	216
Lennox International, Inc.	117,042	3,767,582
NCI Building Systems, Inc. (a)	41,845	381,208
Owens Corning, Inc. (a)	46,719	1,325,885
Patrick Industries, Inc. (a)	1,004	2,018
Quanex Building Products Corporation (b)	109,204	1,610,759
Simpson Manufacturing Company, Inc.	40,683	1,247,341
USG Corporation (a)	100	926
		13,757,893
Commercial Services & Supplies - 2.4%
A.T. Cross Company - Class A (a)	375	4,560
ABM Industries, Inc. (b)	108,496	2,193,789
Alexco Resource Corporation (a) (b)	124,009	949,909
Avery Dennison Corporation	158,702	4,221,473
Brink's Company (The) (b)	55,647	1,546,430
Casella Waste Systems, Inc. (a) (b)	56,733	356,283
Cenveo, Inc. (a)	186	697
Consolidated Graphics, Inc. (a) (b)	28,619	1,303,882
Copart, Inc. (a) (b)	41,020	1,786,421
Corrections Corporation of America (a) (b)	84,466	1,877,679
Covanta Holding Corporation	112,979	1,656,272
EnergySolutions, Inc. (a)	400	1,508
Ennis, Inc.	9	132
Fuel Tech, Inc. (a)	102,346	566,997
G&K Services, Inc.	13,651	414,444
Geo Group, Inc. (The) (a)	5,998	109,343
Healthcare Services Group, Inc.	22,510	390,548
Heritage-Crystal Clean, Inc. (a)	382	6,089

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 16.8% (Continued)
Commercial Services & Supplies - 2.4% (Continued)
Herman Miller, Inc. (b)	124,880	$2,578,772
InnerWorkings, Inc. (a)	38,889	351,945
Iron Mountain, Inc.	3,200	98,976
KAR Auction Services, Inc. (a)	195,344	2,685,980
Kimball International, Inc. - Class B	88	495
Knoll, Inc. (b)	64,242	979,690
M&F Worldwide Corporation (a) (b)	74,335	1,840,535
McGrath RentCorp	9,051	241,843
Metalico, Inc. (a)	128,169	579,324
Mine Safety Appliances Company	31,609	1,060,482
Multi-Color Corporation (b)	25,113	665,746
NL Industries, Inc.	7,319	106,418
Perma-Fix Environmental Services, Inc. (a)	153	207
Pitney Bowes, Inc.	6,800	138,584
Progressive Waste Solutions Ltd. (b)	119,324	2,511,770
Republic Services, Inc.	5,006	142,471
Rollins, Inc. (b)	109,031	2,374,695
Schawk, Inc. (b)	32,459	437,872
Standard Parking Corporation (a)	13,337	234,598
Steelcase, Inc. - Class A (b)	366,834	2,718,240
Stericycle, Inc. (a)	800	66,864
SYKES Enterprises, Inc. (a) (b)	43,845	698,451
Team, Inc. (a)	21,306	532,863
Tetra Tech, Inc. (a) (b)	55,464	1,210,779
TMS International Corporation - Class A (a)	3,700	31,783
TRC Companies, Inc. (a)	30,034	131,249
UniFirst Corporation	13,919	728,660
United Stationers, Inc.	10,738	341,576
US Ecology, Inc.	20,129	363,530
Viad Corp (b)	13,919	291,325
Waste Connections, Inc.	834	28,398
		41,560,577
Construction & Engineering - 0.9%
Chicago Bridge & Iron Company N.V.	143,266	5,240,670
Comfort Systems USA, Inc.	13,823	152,053
Dycom Industries, Inc. (a) (b)	37,775	733,968
EMCOR Group, Inc.	16,216	406,535
Furmanite Corporation (a)	59,417	396,311
KBR, Inc.	4,400	122,804
Layne Christensen Company (a) (b)	43,534	1,096,622
Michael Baker Corporation (a)	28,264	581,673
MYR Group, Inc. (a) (b)	91,004	1,755,467
Northwest Pipe Company (a)	13,197	351,964
Pike Electric Corporation (a)	2,805	21,346
Primoris Services Corporation	2,859	37,224
Quanta Services, Inc. (a)	6,700	139,963
Shaw Group, Inc. (The) (a)	101,358	2,357,587
Sterling Construction Company, Inc. (a)	14,630	182,144

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 16.8% (Continued)
Construction & Engineering - 0.9% (Continued)
URS Corporation (a) (b)	46,953	$1,676,222
		15,252,553
Electrical Equipment - 1.0%
Active Power, Inc. (a) (b)	89,590	81,661
Acuity Brands, Inc.	6,260	289,838
AMETEK, Inc.	100	3,952
A-Power Energy Generation Systems Ltd. (a)	112,992	33,898
AZZ, Inc. (b)	15,861	708,352
Babcock & Wilcox Company (The) (a) (b)	80,141	1,762,301
Belden, Inc. (b)	48,324	1,559,899
Brady Corporation - Class A (b)	86,081	2,644,408
Broadwind Energy, Inc. (a) (b)	85,469	35,085
China Electric Motor, Inc. (a)	1,771	266
Coleman Cable, Inc. (a) (b)	69,274	704,517
EnerSys (a) (b)	50,715	1,142,609
Franklin Electric Company, Inc. (b)	36,404	1,671,672
Generac Holdings, Inc. (a) (b)	117,599	2,688,313
GrafTech International Ltd. (a)	4,616	72,517
Hubbell, Inc. - Class B	17,621	1,053,560
II-VI, Inc. (a)	9,200	174,892
Jinpan International Ltd. (b)	60,034	516,292
New Energy Systems Group (a)	2,719	4,840
Orion Energy Systems, Inc. (a)	301	927
Polypore International, Inc. (a)	900	47,205
Powell Industries, Inc. (a) (b)	10,181	342,183
Preformed Line Products Company (b)	6,560	422,136
Regal-Beloit Corporation	700	37,191
SL Industries, Inc. (a)	275	5,486
Thermon Group Holdings, Inc. (a)	7,100	112,748
Thomas & Betts Corporation (a) (b)	33,668	1,672,963
Vicor Corporation	88,159	806,655
Woodward, Inc.	422	14,297
		18,610,663
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc. (b)	60,005	2,503,409
Raven Industries, Inc. (b)	25,848	1,551,138
Standex International Corporation (b)	33,565	1,295,945
Tredegar Corporation (b)	46,473	900,182
Tyco International Ltd.	1,573	71,650
		6,322,324
Machinery - 4.3%
Actuant Corporation - Class A (b)	221,259	4,978,328
Alamo Group, Inc. (b)	47,770	1,139,314
Albany International Corporation - Class A	600	13,554
Altra Holdings, Inc. (a)	15,212	223,616
American Railcar Industries, Inc. (a) (b)	154,391	3,405,865
Ampco-Pittsburgh Corporation (b)	14,862	311,953
Astec Industries, Inc. (a)	13,928	463,106
Baldwin Technology Company, Inc. - Class A (a)	4,499	4,724

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 16.8% (Continued)
Machinery - 4.3% (Continued)
Barnes Group, Inc.	201	$4,677
Blount International, Inc. (a)	41,510	644,650
Cascade Corporation (b)	37,917	1,634,223
Chart Industries, Inc. (a)	14,121	797,978
China Yuchai International Ltd. (b)	31,968	485,914
CLARCOR, Inc.	4,119	199,689
CNH Global N.V. (a)	100	3,718
Columbus McKinnon Corporation (a) (b)	29,323	439,552
Crane Company (b)	76,458	3,372,562
Douglas Dynamics, Inc. (b)	17,867	268,362
Duoyuan Printing, Inc. (a)	105,760	26,969
Dynamic Materials Corporation	14,680	318,556
EnPro Industries, Inc. (a) (b)	34,524	1,189,007
ESCO Technologies, Inc.	37,558	1,148,148
Force Protection, Inc. (a) (b)	154,774	569,568
FreightCar America, Inc. (a)	7,894	149,591
Gorman-Rupp Company (The)	21,232	570,504
Graco, Inc. (b)	136,463	5,859,721
Graham Corporation	1,315	30,298
Greenbrier Companies, Inc. (The) (a)	72,860	1,355,925
Hardinge, Inc. (b)	49,187	428,911
Hurco Companies, Inc. (a) (b)	16,734	437,092
IDEX Corporation	46,830	1,660,123
John Bean Technologies Corporation	142	2,292
Kadant, Inc. (a) (b)	51,891	1,123,440
L.B. Foster Company - Class A (b)	36,405	928,327
Lincoln Electric Holdings, Inc. (b)	84,376	3,071,286
Lydall, Inc. (a)	49,574	543,331
Met-Pro Corporation	2,305	20,768
Miller Industries, Inc. (b)	49,809	1,018,096
Mueller Water Products, Inc. - Class A (b)	733,092	2,016,003
NACCO Industries, Inc. - Class A (b)	30,039	2,466,202
Navistar International Corporation (a)	30,414	1,279,517
NN, Inc. (a) (b)	88,898	785,858
Nordson Corporation (b)	34,170	1,584,463
Omega Flex, Inc. (a)	199	2,346
Pall Corporation	3,500	179,095
Parker-Hannifin Corporation	200	16,310
Pentair, Inc.	6,100	219,295
RBC Bearings, Inc. (a) (b)	25,804	1,045,062
Robbins & Myers, Inc. (b)	78,503	3,508,299
Sauer-Danfoss, Inc. (a) (b)	65,809	2,548,124
SmartHeat, Inc. (a)	255,087	151,777
Snap-on, Inc. (b)	31,874	1,710,678
SPX Corporation	31,177	1,702,576
Sun Hydraulics Corporation	7,677	220,791
Tecumseh Products Company - Class A (a)	4,133	26,286
Tennant Company	15,839	612,811
Terex Corporation (a)	84,964	1,413,801

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 16.8% (Continued)
Machinery - 4.3% (Continued)
Timken Company	4,056	$170,839
Toro Company (The)	763	41,233
Trimas Corporation (a) (b)	128,055	2,495,792
Trinity Industries, Inc.	20,588	561,435
Twin Disc, Inc.	2,229	86,708
Valmont Industries, Inc.	19,053	1,633,795
WABCO Holdings, Inc. (a) (b)	95,985	4,819,407
Wabtec Corporation (b)	77,828	5,228,485
Watts Water Technologies, Inc. - Class A	1,348	42,449
Westport Innovations, Inc. (a)	4,928	149,072
Xerium Technologies, Inc. (a) (b)	21,054	218,119
		75,780,366
Marine - 0.4%
Alexander & Baldwin, Inc.	1,269	52,676
Baltic Trading Ltd.	9,528	52,976
Costamare, Inc. (b)	61,250	766,850
Danaos Corporation (a)	900	3,213
Diana Shipping, Inc. (a) (b)	167,770	1,380,747
DryShips, Inc. (a) (b)	545,473	1,445,503
Eagle Bulk Shipping, Inc. (a)	4,114	6,377
Global Ship Lease, Inc. (a)	41,906	108,537
Horizon Lines, Inc.	5,008	1,377
International Shipholding Corporation	2,015	40,985
Kirby Corporation (a)	537	33,047
Navios Maritime Holdings, Inc. (b)	437,576	1,645,286
Navios Maritime Partners, L.P.	48,561	812,425
Paragon Shipping, Inc. - Class A (b)	60,713	66,177
Safe Bulkers, Inc.	14,210	97,196
Seaspan Corporation	53,557	758,903
Star Bulk Carriers Corporation	26,848	37,319
TBS International plc - Class A (a)	490	348
		7,309,942
Professional Services - 1.0%
Advisory Board Company (The) (a) (b)	15,063	922,609
CDI Corporation (b)	39,935	524,347
CRA International, Inc. (a)	25,723	496,968
Dun & Bradstreet Corporation (The)	14,948	999,423
Equifax, Inc.	69,095	2,428,689
Exponent, Inc. (a)	11,372	547,903
Franklin Covey Company (a)	1,986	19,145
GP Strategies Corporation (a)	9,466	111,888
Heidrick & Struggles International, Inc. (b)	49,335	975,846
Huron Consulting Group, Inc. (a) (b)	29,682	1,068,849
ICF International, Inc. (a) (b)	59,027	1,380,051
IHS, Inc. - Class A (a)	2,399	201,492
Insperity, Inc. (b)	28,288	729,265
Manpower, Inc.	19,429	838,167
Mistras Group, Inc. (a) (b)	116,819	2,546,654
Navigant Consulting, Inc. (a) (b)	65,859	746,183

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 16.8% (Continued)
Professional Services - 1.0% (Continued)
Nielsen Holdings N.V. (a)	3,600	$105,660
On Assignment, Inc. (a) (b)	124,033	1,338,316
RPX Corporation (a)	16,539	257,347
Towers Watson & Company	1,200	78,840
TrueBlue, Inc. (a)	44,620	589,877
Volt Information Sciences, Inc. (a)	14,233	89,668
VSE Corporation	5,370	130,598
		17,127,785
Road & Rail - 2.1%
AMERCO (a) (b)	22,662	1,715,740
Arkansas Best Corporation (b)	140,967	2,903,920
Avis Budget Group, Inc. (a) (b)	377,332	5,320,381
Canadian Pacific Railway Ltd.	4,700	290,836
Celadon Group, Inc. (b)	118,059	1,299,830
Con-way, Inc. (b)	169,565	4,997,081
Covenant Transportation Group, Inc. (a)	302	969
CSX Corporation	800	17,768
Dollar Thrifty Automotive Group, Inc. (a) (b)	19,124	1,167,329
Genesee & Wyoming, Inc. - Class A (a)	4,547	269,228
Hertz Global Holdings, Inc. (a)	20,100	233,160
J.B. Hunt Transport Services, Inc.	1,800	76,158
Kansas City Southern (a)	3,400	214,778
Knight Transportation, Inc. (b)	304,261	4,624,767
Landstar System, Inc. (b)	39,056	1,743,069
Marten Transport Ltd. (b)	141,930	2,513,580
Old Dominion Freight Line, Inc. (a)	5,794	211,887
Quality Distribution, Inc. (a) (b)	207,713	2,340,926
RailAmerica, Inc. (a)	100	1,367
Roadrunner Transportation Systems, Inc. (a) (b)	98,844	1,649,706
Saia, Inc. (a) (b)	114,267	1,525,464
Swift Transportation Company (a)	97,714	869,655
USA Truck, Inc. (a)	605	5,324
Vitran Corporation, Inc. (a)	2,843	13,789
Werner Enterprises, Inc. (b)	144,512	3,424,934
		37,431,646
Trading Companies & Distributors - 0.6%
Aceto Corporation (b)	69,457	440,357
Aircastle Ltd.	27,071	328,371
Applied Industrial Technologies, Inc.	6,000	201,720
BlueLinx Holdings, Inc. (a)	1,120	1,770
CAI International, Inc. (a) (b)	80,404	1,255,106
DXP Enterprises, Inc. (a) (b)	108,337	2,706,258
Essex Rental Corporation (a)	8,739	24,906
H&E Equipment Services, Inc. (a) (b)	112,694	1,236,253
Interline Brands, Inc. (a) (b)	103,894	1,548,021
Kaman Corporation	8,467	281,528
Lawson Products, Inc.	4,540	75,682
MFC Industrial Ltd. (b)	177,958	1,251,045
MSC Industrial Direct Company, Inc. - Class A	300	20,403

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 16.8% (Continued)
Trading Companies & Distributors - 0.6% (Continued)
SeaCube Container Leasing Ltd. (b)	73,445	$1,020,885
Textainer Group Holdings Ltd. (b)	11,728	321,934
WESCO International, Inc. (a)	7,461	361,560
		11,075,799
Transportation Infrastructure - 0.1%
China Infrastructure Investment Corporation (a)	24,710	20,979
Macquarie Infrastructure Company, LLC (b)	45,062	1,188,285
Wesco Aircraft Holdings, Inc. (a)	24,100	272,089
		1,481,353
Information Technology - 16.9%
Communications Equipment - 2.1%
Acme Packet, Inc. (a)	49,540	1,793,843
ADTRAN, Inc. (b)	143,376	4,817,434
Alliance Fiber Optic Products, Inc. (a)	15,217	120,214
Alvarion Ltd. (a)	53,546	62,649
Anaren, Inc. (a)	29,832	570,686
AudioCodes Ltd. (a)	13,592	48,523
Aviat Networks, Inc. (a)	233,330	478,327
Bel Fuse, Inc. - Class B	921	16,467
BigBand Networks, Inc. (a)	37,894	84,883
Black Box Corporation (b)	55,990	1,567,160
Brocade Communications Systems, Inc. (a) (b)	532,938	2,334,268
Calix, Inc. (a)	108,213	942,535
Ceragon Networks Ltd. (a) (b)	72,567	732,201
CIENA Corporation (a)	100	1,318
Cogo Group, Inc. (a)	8,179	19,630
Communications Systems, Inc. (b)	20,189	332,715
Comtech Telecommunications Corporation (b)	142,853	4,729,863
Digi International, Inc. (a)	46	588
DragonWave, Inc. (a)	5,609	21,426
EchoStar Corporation - Class A (a) (b)	76,562	2,018,174
EXFO, Inc. (a)	16,471	100,638
Extreme Networks, Inc. (a)	86,331	254,676
Globecomm Systems, Inc. (a)	700	9,513
Harmonic, Inc. (a) (b)	250,765	1,379,208
Harris Corporation	10,200	385,050
Infinera Corporation (a)	9,459	69,145
Ixia (a)	31,495	356,838
KVH Industries, Inc. (a)	21	155
Loral Space & Communications, Inc. (a)	218	13,189
NETGEAR, Inc. (a)	8,303	294,424
Network Engines, Inc. (a)	90,172	116,322
Oclaro, Inc. (a)	1,305	5,364
Oplink Communications, Inc. (a) (b)	15,222	246,901
Opnext, Inc. (a) (b)	1,314,809	1,304,816
Optical Cable Corporation	600	2,148
PCTEL, Inc. (a)	500	3,620
Polycom, Inc. (a)	64,254	1,062,119
Powerwave Technologies, Inc. (a)	3,620	13,068

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 16.9% (Continued)
Communications Equipment - 2.1% (Continued)
Procera Networks, Inc. (a)	12,014	$136,960
Radware Ltd. (a) (b)	60,491	1,599,382
Riverbed Technology, Inc. (a) (b)	163,849	4,518,955
Symmetricom, Inc. (a)	1,592	8,199
Tekelec (a) (b)	355,566	3,491,658
Telular Corporation	368	2,204
TESSCO Technologies, Inc.	15,593	217,055
UTStarcom Holdings Corporation (a)	316,511	452,611
Westell Technologies, Inc. - Class A (a) (b)	321,597	646,410
Wi-LAN, Inc.	2,400	17,904
		37,401,436
Computers & Peripherals - 0.8%
Cray, Inc. (a)	31,051	196,553
Datalink Corporation (a) (b)	317,182	3,006,885
Dot Hill Systems Corporation (a)	247,113	425,034
Electronics For Imaging, Inc. (a) (b)	208,314	3,124,710
Hewlett-Packard Company	200	5,322
Hutchinson Technology, Inc. (a)	75,025	133,545
Immersion Corporation (a)	410	2,817
NCR Corporation (a) (b)	154,576	2,943,127
On Track Innovations Ltd. (a)	29,809	45,012
QLogic Corporation (a)	41,044	573,385
Quantum Corporation (a) (b)	264,004	689,050
Rimage Corporation	653	7,248
SMART Technologies, Inc. - Class A (a)	94,602	323,539
STEC, Inc. (a)	82,974	939,266
Super Micro Computer, Inc. (a)	263	4,208
Xyratex Ltd. (b)	72,677	991,314
		13,411,015
Electronic Equipment, Instruments & Components - 3.1%
Advanced Photonix, Inc. - Class A (a)	2,600	2,249
Aeroflex Holding Corporation (a) (b)	76,883	837,256
Agilysys, Inc. (a) (b)	232,920	1,977,491
Arrow Electronics, Inc. (a)	35,596	1,283,236
AVX Corporation (b)	124,042	1,663,403
Badger Meter, Inc.	8,845	289,585
Benchmark Electronics, Inc. (a)	679	9,329
Brightpoint, Inc. (a) (b)	259,082	2,629,682
Celestica, Inc. (a)	24,040	199,532
Checkpoint Systems, Inc. (a) (b)	22,850	302,763
Cognex Corporation	12,493	423,388
Coherent, Inc. (a)	1,227	62,540
Comverge, Inc. (a)	31,225	51,521
Corning, Inc.	26	372
Daktronics, Inc.	32,164	324,856
DDi Corporation	200	1,838
Dolby Laboratories, Inc. - Class A (a)	23,024	673,222
Electro Rent Corporation	27,731	445,637
Electro Scientific Industries, Inc. (a) (b)	82,124	1,009,304

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 16.9% (Continued)
Electronic Equipment, Instruments & Components - 3.1% (Continued)
eMagin Corporation (a) (b)	69,496	$293,273
Fabrinet (a) (b)	56,461	700,116
FARO Technologies, Inc. (a)	187	7,813
FEI Company (a)	1,815	72,164
FLIR Systems, Inc. (b)	3,194	84,002
GSI Group, Inc. (The) (a) (b)	70,606	689,821
Identive Group, Inc. (a) (b)	183,303	434,428
IEC Electronics Corporation (a)	324	1,921
Ingram Micro, Inc. - Class A (a) (b)	396,952	7,097,502
IPG Photonics Corporation (a) (b)	31,954	1,689,088
Itron, Inc. (a)	55,900	2,056,561
LeCroy Corporation (a)	20,159	206,831
LGL Group, Inc. (a)	36	286
LoJack Corporation (a)	1,108	3,679
LRAD Corporation (a)	2,800	5,404
Measurement Specialties, Inc. (a) (b)	20,689	645,704
Mercury Computer Systems, Inc. (a) (b)	58,503	854,144
Methode Electronics, Inc.	21,920	203,637
Molex, Inc.	145,308	3,587,655
Molex, Inc. - Class A	12,331	251,552
MTS Systems Corporation	7,685	281,809
Multi-Fineline Electronix, Inc. (a) (b)	24,106	552,992
National Instruments Corporation	83,611	2,233,250
NeoPhotonics Corporation (a)	41,873	218,996
Netlist, Inc. (a)	1,385	2,202
Newport Corporation (a) (b)	61,701	854,559
Orbotech Ltd. (a) (b)	121,711	1,296,222
OSI Systems, Inc. (a) (b)	85,687	3,795,934
PC Connection, Inc. (a)	694	5,795
PC Mall, Inc. (a)	3,313	17,460
Plexus Corporation (a)	9,430	242,351
Richardson Electronics Ltd.	2,037	26,461
Rofin-Sinar Technologies, Inc. (a) (b)	42,384	1,101,984
Rogers Corporation (a)	19,390	837,066
Sanmina-SCI Corporation (a) (b)	295,488	2,603,249
ScanSource, Inc. (a)	27,198	945,403
SMTC Corporation (a)	100	207
TE Connectivity Ltd.	200	7,110
Tech Data Corporation (a) (b)	132,632	6,522,842
Trimble Navigation Ltd. (a) (b)	3,702	149,598
TTM Technologies, Inc. (a) (b)	153,073	1,709,825
Viasystems Group, Inc. (a)	482	9,924
Vishay Intertechnology, Inc. (a)	15,200	163,400
X-Rite, Inc. (a)	249	1,123
Zygo Corporation (a)	32,786	502,937
		55,155,484
Internet Software & Services - 2.1%
AOL, Inc. (a) (b)	175,888	2,483,538
Autobytel, Inc. (a)	1,800	1,620

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 16.9% (Continued)
Internet Software & Services - 2.1% (Continued)
Cornerstone OnDemand, Inc. (a)	11,708	$168,712
DealerTrack Holdings, Inc. (a) (b)	121,180	2,628,394
Dice Holdings, Inc. (a) (b)	40,768	415,018
EasyLink Services International Corporation - Class A (a) (b)	222,941	1,063,429
Envestnet, Inc. (a)	704	8,195
FriendFinder Networks, Inc. (a)	700	1,302
GigaMedia Ltd. (a)	95,614	88,041
GlobalSCAPE, Inc. (a)	212	362
InfoSpace, Inc. (a) (b)	59,330	519,731
Internap Network Services Corporation (a) (b)	385,768	2,191,162
j2 Global Communications, Inc.	7,713	237,406
Keynote Systems, Inc. (b)	37,393	892,571
Limelight Networks, Inc. (a) (b)	112,453	312,619
Liquidity Services, Inc. (a) (b)	100,339	3,267,038
LivePerson, Inc. (a)	71,040	894,394
LoopNet, Inc. (a) (b)	139,965	2,475,981
Monster Worldwide, Inc. (a)	143,464	1,324,173
Move, Inc. (a) (b)	495,171	911,115
NIC, Inc.	19,800	273,438
Open Text Corporation (a)	2,700	164,754
Openwave Systems, Inc. (a)	89,676	138,998
Perficient, Inc. (a) (b)	110,794	1,055,867
Points International Ltd. (a)	92	841
Quepasa Corporation (a)	76	367
QuinStreet, Inc. (a)	2,300	26,427
Rackspace Hosting, Inc. (a)	300	12,417
RADVision Ltd. (a)	7,731	41,593
RealNetworks, Inc.	96,305	939,937
Responsys, Inc. (a)	7,700	84,084
RightNow Technologies, Inc. (a) (b)	164,205	7,062,457
Saba Software, Inc. (a)	919	6,378
SciQuest, Inc. (a) (b)	25,304	375,511
SINA Corporation (a)	300	24,387
Sohu.com, Inc. (a)	564	34,066
SPS Commerce, Inc. (a)	10,462	204,637
Subaye, Inc. (a)	37,223	4,467
Support.com, Inc. (a)	115,894	244,536
United Online, Inc. (b)	131,885	779,440
Velti plc (a) (b)	157,794	1,328,625
Vocus, Inc. (a) (b)	94,431	1,924,504
WebMD Health Corporation (a) (b)	54,549	1,961,036
WebMediaBrands, Inc. (a)	592	372
XO Group, Inc. (a)	11,760	108,545
Yahoo!, Inc. (a)	8,800	137,632
		36,820,117
IT Services - 2.1%
Acxiom Corporation (a) (b)	113,952	1,503,027
Booz Allen Hamilton Holding Corporation (a)	10,502	166,037

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 16.9% (Continued)
IT Services - 2.1% (Continued)
Broadridge Financial Solutions, Inc. (b)	76,163	$1,694,627
CACI International, Inc. - Class A (a) (b)	69,052	3,790,264
Cass Information Systems, Inc.	77	3,018
CGI Group, Inc. (a)	106,699	2,190,530
China Information Technology, Inc. (a)	94,939	94,939
CIBER, Inc. (a)	113,054	393,428
Computer Sciences Corporation	100	3,146
Convergys Corporation (a) (b)	204,131	2,184,202
CoreLogic, Inc. (a)	4,980	60,607
CSG Systems International, Inc. (a)	18,839	268,267
DST Systems, Inc. (b)	37,059	1,859,991
ExlService Holdings, Inc. (a) (b)	92,713	2,417,955
FleetCor Technologies, Inc. (a)	2,800	78,288
Forrester Research, Inc.	4,347	155,666
Gartner, Inc. - Class A (a)	1,200	46,224
Genpact Ltd. (a)	15,184	245,222
Global Cash Access Holdings, Inc. (a) (b)	235,111	700,631
Hackett Group, Inc. (The) (a)	1,509	6,232
Heartland Payment Systems, Inc.	24,205	526,701
iGATE Corporation	26,923	362,922
InterXion Holding N.V. (a) (b)	60,208	826,054
Jack Henry & Associates, Inc. (b)	100,074	3,243,398
Lionbridge Technologies, Inc. (a)	101,804	275,889
LML Payment Systems, Inc. (a) (b)	108,552	211,676
Mantech International Corporation - Class A (b)	15,439	542,372
MAXIMUS, Inc. (b)	21,423	864,204
MoneyGram International, Inc. (a) (b)	668,084	1,710,295
NCI, Inc. - Class A (a)	4,139	56,497
NeuStar, Inc. - Class A (a) (b)	176,238	5,602,606
Online Resources Corporation (a) (b)	119,608	320,549
PFSweb, Inc. (a)	45,140	201,324
PRGX Global, Inc. (a) (b)	5,563	29,706
Sapient Corporation	50,592	625,317
Startek, Inc. (a)	1,842	4,329
TeleTech Holdings, Inc. (a) (b)	102,904	1,798,762
Teradata Corporation (a)	2,000	119,320
TNS, Inc. (a) (b)	94,462	1,844,843
Total System Services, Inc.	10,670	212,226
Virtusa Corporation (a)	18,344	298,824
		37,540,115
Office Electronics - 0.1%
Zebra Technologies Corporation - Class A (a) (b)	21,545	770,018

Semiconductors & Semiconductor Equipment - 3.7%
Advanced Analogic Technologies, Inc. (a) (b)	452,596	1,973,319
Advanced Energy Industries, Inc. (a)	28,947	270,365
Advanced Micro Devices, Inc. (a)	2,300	13,409
Alpha & Omega Semiconductor Ltd. (a) (b)	24,475	206,814
Amtech Systems, Inc. (a)	67,651	691,393

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 16.9% (Continued)
Semiconductors & Semiconductor Equipment - 3.7% (Continued)
Anadigics, Inc. (a) (b)	490,282	$1,289,442
Atmel Corporation (a)	11,984	126,551
ATMI, Inc. (a)	19,645	400,758
AuthenTec, Inc. (a)	252,853	922,913
Avago Technologies Ltd.	5,400	182,358
Axcelis Technologies, Inc. (a) (b)	235,222	329,311
AXT, Inc. (a)	96,094	451,642
Brooks Automation, Inc. (b)	393,453	4,111,584
Cavium, Inc. (a)	2,649	86,596
ChipMOS TECHNOLOGIES (Bermuda) LTD. (a)	2,545	12,725
Cirrus Logic, Inc. (a)	145,087	2,414,248
Cohu, Inc.	5,294	58,710
CSR plc (a)	1,863	21,094
CVD Equipment Corporation (a) (b)	53,015	857,253
Cymer, Inc. (a) (b)	26,842	1,166,285
DSP Group, Inc. (a)	89,828	555,137
Entegris, Inc. (a) (b)	207,481	1,859,030
Exar Corporation (a)	72,763	444,582
EZchip Semiconductor Ltd. (a) (b)	26,176	953,592
First Solar, Inc. (a)	1,700	84,609
FormFactor, Inc. (a)	57,034	341,063
Freescale Semiconductor Holdings I Ltd. (a)	40,207	530,330
GSI Technology, Inc. (a)	7,185	35,206
Hittite Microwave Corporation (a)	300	15,780
Inphi Corporation (a) (b)	167,840	1,852,954
Integrated Device Technology, Inc. (a)	186,322	1,132,838
Integrated Silicon Solution, Inc. (a) (b)	121,546	1,119,439
Intersil Corporation - Class A	51,414	615,426
IXYS Corporation (a) (b)	76,175	1,041,312
Lattice Semiconductor Corporation (a)	152,888	967,781
LSI Corporation (a)	165,417	1,033,856
LTX-Credence Corporation (a) (b)	78,270	495,449
MagnaChip Semiconductor Corporation - ADR (a)	1,912	14,474
Mattson Technology, Inc. (a) (b)	402,518	543,399
MaxLinear, Inc. - Class A (a)	1,837	10,691
Mellanox Technologies Ltd. (a)	6,199	200,600
MEMC Electronic Materials, Inc. (a) (b)	820,101	4,912,405
Micron Technology, Inc. (a)	8,800	49,192
Microsemi Corporation (a) (b)	47,877	883,809
Mindspeed Technologies, Inc. (a)	160,729	893,653
MKS Instruments, Inc.	141	3,756
Monolithic Power Systems, Inc. (a)	36,870	459,400
Nanometrics, Inc. (a) (b)	76,077	1,284,180
NetLogic Microsystems, Inc. (a) (b)	252,378	12,416,998
Nova Measuring Instruments Ltd. (a) (b)	166,959	1,213,792
NVE Corporation (a)	2,938	161,649
NXP Semiconductors N.V. (a)	3,500	62,895
OmniVision Technologies, Inc. (a) (b)	74,666	1,217,802
ON Semiconductor Corporation (a)	40,841	309,166

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 16.9% (Continued)
Semiconductors & Semiconductor Equipment - 3.7% (Continued)
Pericom Semiconductor Corporation (a)	51,884	$440,495
Photronics, Inc. (a) (b)	255,229	1,600,286
Pixelworks, Inc. (a)	2,400	5,328
PMC-Sierra, Inc. (a) (b)	319,201	2,023,734
Rambus, Inc. (a) (b)	50,834	901,287
Ramtron International Corporation (a)	2,000	4,780
SemiLEDs Corporation (a)	40,954	135,148
Silicon Image, Inc. (a)	49,327	317,666
Spansion, Inc. - Class A (a) (b)	4,867	50,081
Standard Microsystems Corporation (a) (b)	42,541	1,053,315
SunPower Corporation - Class A (a)	8	80
Supertex, Inc. (a)	14,643	270,310
Tessera Technologies, Inc. (a) (b)	160,670	2,212,426
Tower Semiconductor Ltd. (a)	1,732	1,369
Trident Microsystems, Inc. (a)	76,853	41,501
Ultra Clean Holdings, Inc. (a)	90,118	493,847
Varian Semiconductor Equipment Associates, Inc. (a) (b)	19,778	1,241,465
Vitesse Semiconductor Corporation (a)	560	1,467
Volterra Semiconductor Corporation (a)	32,319	765,960
		64,863,560
Software - 2.9%
Accelrys, Inc. (a)	25,181	166,950
ACI Worldwide, Inc. (a) (b)	18,779	575,952
Actuate Corporation (a) (b)	285,178	1,853,657
Advent Software, Inc. (a)	15,984	437,962
Allot Communications Ltd. (a) (b)	63,366	847,203
ANSYS, Inc. (a)	2,286	124,267
Ariba, Inc. (a) (b)	45,782	1,450,374
Aspen Technology, Inc. (a) (b)	73,805	1,279,779
Blackbaud, Inc.	5,936	166,386
BMC Software, Inc. (a)	3,300	114,708
Bottomline Technologies, Inc. (a)	9,154	222,351
BroadSoft, Inc. (a)	9	324
BSQUARE Corporation (a)	9,956	48,585
Cadence Design Systems, Inc. (a)	36,600	405,162
CDC Corporation - Class A (a)	133,399	20,010
ClickSoftware Technologies Ltd. (b)	129,316	1,280,228
CommVault Systems, Inc. (a) (b)	129,881	5,530,333
Compuware Corporation (a) (b)	299,358	2,529,575
Convio, Inc. (a) (b)	52,673	505,134
Datawatch Corporation (a)	2,190	11,333
Deltek, Inc. (a)	935	6,882
Digimarc Corporation (a) (b)	18,046	482,730
ePlus, inc. (a)	252	6,844
Fair Isaac Corporation (b)	66,271	1,812,512
FalconStor Software, Inc. (a)	723	2,451
Fortinet, Inc. (a) (b)	63,921	1,474,018
Fundtech Ltd.	6,045	139,095
Informatica Corporation (a)	3,100	141,050

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 16.9% (Continued)
Software - 2.9% (Continued)
Interactive Intelligence Group, Inc. (a)	10,921	$303,058
JDA Software Group, Inc. (a) (b)	54,716	1,743,799
Kenexa Corporation (a) (b)	107,057	2,448,394
Magma Design Automation, Inc. (a)	174,653	922,168
Manhattan Associates, Inc. (a) (b)	28,941	1,225,651
Mentor Graphics Corporation (a)	174,007	1,976,719
MICROS Systems, Inc. (a)	2,900	142,738
MicroStrategy, Inc. - Class A (a)	2,402	316,512
MIND C.T.I. Ltd.	1,027	2,013
Mitek Systems, Inc. (a)	8,117	82,063
Monotype Imaging Holdings, Inc. (a)	34,777	471,924
Net 1 UEPS Technologies, Inc. (a) (b)	99,325	767,782
NetSol Technologies, Inc. (a)	116,417	55,880
NetSuite, Inc. (a) (b)	60,552	2,303,398
OPNET Technologies, Inc.	3,124	136,644
Parametric Technology Corporation (a)	96,344	2,006,846
Pervasive Software, Inc. (a)	10,407	64,836
PROS Holdings, Inc. (a)	33,357	529,042
Quest Software, Inc. (a) (b)	125,944	2,215,355
Red Hat, Inc. (a)	100	4,965
Rovi Corporation (a)	5,500	272,470
S1 Corporation (a) (b)	211,852	2,061,320
salesforce.com, inc. (a)	500	66,585
SeaChange International, Inc. (a)	238	2,009
Smith Micro Software, Inc. (a)	14,584	17,063
SolarWinds, Inc. (a) (b)	144,112	4,159,072
Solera Holdings, Inc. (b)	6,208	339,143
SS&C Technologies Holdings, Inc. (a)	82,991	1,316,237
Taleo Corporation - Class A (a)	26,643	863,233
Tangoe, Inc. (a)	6,549	88,084
THQ, Inc. (a)	124	264
TIBCO Software, Inc. (a)	6,500	187,785
TigerLogic Corporation (a)	100	237
VASCO Data Security International, Inc. (a) (b)	233,110	1,925,489
Verint Systems, Inc. (a) (b)	21,087	628,393
VMware, Inc. - Class A (a)	600	58,650
		51,341,676
Materials - 6.0%
Chemicals - 2.3%
A. Schulman, Inc. (b)	19,782	417,598
Agrium, Inc.	100	8,229
Albemarle Corporation	600	31,974
Balchem Corporation	5,600	206,472
Cabot Corporation (b)	68,436	2,065,398
Chemtura Corporation (a)	72,814	883,962
Cytec Industries, Inc.	54,996	2,456,671
Ecolab, Inc.	1,800	96,912
FMC Corporation	300	23,667
FutureFuel Corporation	345	3,898

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Materials - 6.0% (Continued)
Chemicals - 2.3% (Continued)
H.B. Fuller Company (b)	28,580	$614,184
Huntsman Corporation	150,837	1,770,826
Innophos Holdings, Inc.	9,634	423,800
Innospec, Inc. (a)	16,480	497,696
International Flavors and Fragrances, Inc.	300	18,168
Intrepid Potash, Inc. (a) (b)	75,620	2,104,505
KMG Chemicals, Inc.	7,233	105,168
Koppers Holdings, Inc.	11,773	389,569
Kronos Worldwide, Inc. (b)	86,845	1,927,091
Landec Corporation (a)	72,137	447,971
LSB Industries, Inc. (a) (b)	43,372	1,536,670
Material Sciences Corporation (a)	890	7,209
Methanex Corporation	2,100	54,264
Minerals Technologies, Inc.	10,020	549,497
Mosaic Company (The)	1,700	99,552
Nalco Holding Company	3,400	128,214
Olin Corporation	42,514	801,814
OM Group, Inc. (a)	25,437	735,384
OMNOVA Solutions, Inc. (a)	120,513	533,873
PolyOne Corporation	20,566	230,133
PPG Industries, Inc.	100	8,641
Quaker Chemical Corporation	13,037	453,557
Rockwood Holdings, Inc. (a) (b)	139,282	6,412,543
RPM International, Inc. (b)	117,638	2,643,326
Sensient Technologies Corporation (b)	64,199	2,372,795
Solutia, Inc. (a) (b)	111,615	1,813,744
Southwall Technologies, Inc. (a)	800	10,880
Spartech Corporation (a)	47,899	194,470
Stepan Company	210	16,231
TOR Minerals International, Inc. (a)	77	1,130
Valspar Corporation (The) (b)	130,458	4,549,070
W.R. Grace & Company (a)	42,172	1,762,368
Westlake Chemical Corporation	42,952	1,770,052
Zep, Inc.	6,950	105,918
		41,285,094
Construction Materials - 0.0% (d)
Headwaters, Inc. (a)	37,086	65,271

Containers & Packaging - 0.7%
AEP Industries, Inc. (a)	2,006	54,222
AptarGroup, Inc.	19,442	932,633
Bemis Company, Inc.	60,559	1,702,314
Boise, Inc.	43,689	264,318
Crown Holdings, Inc. (a)	1,700	57,443
Greif, Inc. - Class A	22,581	1,011,177
Myers Industries, Inc.	62,724	766,487
Owens-Illinois, Inc. (a) (b)	76,072	1,527,526
Packaging Corporation of America (b)	59,379	1,548,604
Rock-Tenn Company - Class A	284	16,810

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Materials - 6.0% (Continued)
Containers & Packaging - 0.7% (Continued)
Sealed Air Corporation (b)	87,465	$1,556,877
Silgan Holdings, Inc.	41,409	1,554,494
Sonoco Products Company	1,300	40,807
Temple-Inland, Inc.	8,951	284,731
UFP Technologies, Inc. (a)	24,731	372,944
		11,691,387
Metals & Mining - 2.7%
A.M. Castle & Company (a)	8,844	121,074
Agnico-Eagle Mines Ltd.	2,200	95,458
Allied Nevada Gold Corporation (a)	1,089	41,360
Almaden Minerals Ltd. (a)	280,550	777,124
AuRico Gold, Inc. (a) (b)	64,210	624,764
Aurizon Mines Ltd. (a) (b)	403,768	2,301,478
Banro Corporation (a)	113,077	488,493
Barrick Gold Corporation	3,600	178,200
Brigus Gold Corporation (a) (b)	802,350	1,059,102
Cardero Resource Corporation (a)	2,235	2,459
Century Aluminum Company (a)	84,491	942,920
China Direct Industries, Inc. (a)	653	620
Claude Resources, Inc. (a) (b)	167,255	327,820
Commercial Metals Company (b)	152,490	1,895,451
Eldorado Gold Corporation	5,600	105,672
Endeavour Silver Corporation (a) (b)	189,286	2,051,860
Entrée Gold, Inc. (a) (b)	47,917	92,001
Exeter Resource Corporation (a) (b)	510,674	1,879,280
Extorre Gold Mines Ltd. (a)	69,296	523,185
First Majestic Silver Corporation (a)	14,900	253,449
Fortuna Silver Mines, Inc. (a)	22,846	146,900
Globe Specialty Metals, Inc.	16,500	275,055
Gold Reserve, Inc. (a)	3,728	10,438
Goldcorp, Inc.	3,500	170,940
Great Basin Gold Ltd. (a)	287,407	410,992
Great Panther Silver Ltd. (a) (b)	777,286	1,997,625
Handy & Harman Ltd. (a)	587	7,044
Harry Winston Diamond Corporation (a) (b)	86,793	1,058,007
Haynes International, Inc. (b)	65,524	3,832,499
IAMGOLD Corporation	6,800	146,200
International Tower Hill Mines Ltd. (a) (b)	115,734	596,030
Ivanhoe Mines Ltd. (a) (b)	35,999	738,339
Keegan Resources, Inc. (a)	135,404	813,778
Kinross Gold Corporation	10,400	149,240
MAG Silver Corporation (a) (b)	30,093	282,573
Materion Corporation (a) (b)	20,792	549,740
Mesabi Trust	23,915	657,423
Metals USA Holdings Corporation (a) (b)	142,088	1,547,338
Minco Gold Corporation (a)	65,093	76,159
Minefinders Corporation Ltd. (a)	2,913	41,277
Mines Management, Inc. (a)	63,915	159,788
Molycorp, Inc. (a)	4,400	168,388

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Materials - 6.0% (Continued)
Metals & Mining - 2.7% (Continued)
Nevsun Resources Ltd. (b)	238,058	$1,266,469
New Gold, Inc. (a)	12,200	151,036
Noranda Aluminum Holding Corporation (a) (b)	101,809	942,751
Northern Dynasty Minerals Ltd. (a) (b)	92,198	756,946
NovaGold Resources, Inc. (a)	86,800	801,164
Paramount Gold and Silver Corporation (a)	8	21
Platinum Group Metals Ltd. (a)	159,727	209,242
Primero Mining Corporation (a)	3,600	10,224
Qiao Xing Universal Resources, Inc. (a)	3,200	2,816
Reliance Steel & Aluminum Company (b)	41,068	1,814,795
Revett Minerals, Inc. (a)	221	930
Richmont Mines, Inc. (a) (b)	127,682	1,552,613
Royal Gold, Inc.	1,198	85,753
Rubicon Minerals Corporation (a) (b)	302,474	1,228,044
Schnitzer Steel Industries, Inc. - Class A (b)	63,470	2,970,396
Seabridge Gold, Inc. (a)	4,755	112,931
Silver Bull Resources, Inc. (a)	200	132
Silver Wheaton Corporation	1,700	58,820
Southern Copper Corporation	2,800	85,904
Steel Dynamics, Inc. (b)	513,689	6,415,976
SunCoke Energy, Inc. (a)	2,200	27,764
Thompson Creek Metals Company, Inc. (a)	23,812	169,780
U.S. Energy Corporation (a)	43,807	137,116
Universal Stainless & Alloy Products, Inc. (a) (b)	9,161	344,912
Vista Gold Corporation (a) (b)	362,977	1,310,347
Yamana Gold, Inc.	14,500	217,065
		48,271,490
Paper & Forest Products - 0.3%
Buckeye Technologies, Inc. (b)	85,372	2,581,649
Domtar Corporation	9,178	751,770
KapStone Paper and Packaging Corporation (a) (b)	53,353	874,989
Mercer International, Inc. (a)	79,728	548,529
Neenah Paper, Inc.	31,882	526,053
Verso Paper Corporation (a)	28,254	51,705
		5,334,695
Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.0%
8x8, Inc. (a)	134,893	507,198
AboveNet, Inc. (b)	31,353	1,860,801
BCE, Inc.	1,600	63,376
Cbeyond, Inc. (a)	50,510	416,202
CenturyLink, Inc.	16	564
Cincinnati Bell, Inc. (a)	45,808	147,502
Frontier Communications Corporation	4,674	29,259
General Communication, Inc. - Class A (a) (b)	82,072	775,580
Globalstar, Inc. (a)	68,929	48,940
Hawaiian Telcom Holdco, Inc. (a)	380	5,609
HickoryTech Corporation	12,896	143,919
IDT Corporation - Class B (b)	141,148	1,623,202

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Telecommunication Services - 1.3% (Continued)
Diversified Telecommunication Services - 1.0% (Continued)
inContact, Inc. (a)	20,301	$84,046
Level 3 Communications, Inc. (a) (b)	88,533	2,362,947
Neutral Tandem, Inc. (a)	66,907	705,200
PAETEC Holding Corporation (a) (b)	854,537	4,682,863
Premiere Global Services, Inc. (a) (b)	152,253	1,379,412
SureWest Communications (b)	28,174	323,156
Telus Corporation - Non-Voting Shares	2,200	112,178
Towerstream Corporation (a) (b)	11,962	34,451
tw telecom, inc. (a)	4,216	77,996
Vonage Holdings Corporation (a) (b)	567,020	1,899,517
		17,283,918
Wireless Telecommunication Services - 0.3%
FiberTower Corporation (a)	143,429	137,692
MetroPCS Communications, Inc. (a)	134,169	1,140,436
NTELOS Holdings Corporation (b)	109,875	2,089,823
Rogers Communications, Inc. - Class B	5,100	185,385
Shenandoah Telecommunications Company	1,829	24,801
Sprint Nextel Corporation (a)	229,100	588,787
Telephone and Data Systems, Inc. (b)	35,736	828,360
		4,995,284
Utilities - 1.8%
Electric Utilities - 0.5%
Allete, Inc.	39,069	1,543,616
Brookfield Infrastructure Partners, L.P.	1,023	25,667
Central Vermont Public Service Corporation (b)	21,251	751,648
Cleco Corporation	3,799	140,069
El Paso Electric Company	13,351	427,633
Entergy Corporation	1,000	69,170
Great Plains Energy, Inc.	24,320	504,397
IDACORP, Inc. (b)	64,512	2,604,995
ITC Holdings Corporation	100	7,268
MGE Energy, Inc.	982	42,854
Northeast Utilities	400	13,828
Pepco Holdings, Inc.	13,901	275,240
Pinnacle West Capital Corporation	9,511	433,511
PNM Resources, Inc.	48,140	865,557
Progress Energy, Inc.	2,200	114,620
Unisource Energy Corporation (b)	27,452	1,023,411
Unitil Corporation	14,894	397,223
		9,240,707
Gas Utilities - 0.6%
AGL Resources, Inc. (b)	6,558	275,043
AmeriGas Partners, L.P.	10,713	479,085
Atmos Energy Corporation (b)	103,413	3,549,134
Chesapeake Utilities Corporation	3,588	152,095
Laclede Group, Inc. (The) (b)	11,625	466,395
Nicor, Inc. (b)	2,390	134,438
ONEOK, Inc.	1,000	76,050
Questar Corporation (b)	4,065	78,333

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Utilities - 1.8% (Continued)
Gas Utilities - 0.6% (Continued)
South Jersey Industries, Inc.	4,923	$277,214
Southwest Gas Corporation (b)	97,963	3,867,579
UGI Corporation	53,308	1,528,340
		10,883,706
Independent Power Producers & Energy Traders - 0.1%
American DG Energy, Inc. (a)	200	298
GenOn Energy, Inc. (a)	295,745	902,022
Ormat Technologies, Inc.	14,053	266,867
Synthesis Energy Systems, Inc. (a) (b)	398,141	613,137
		1,782,324
Multi-Utilities - 0.4%
Alliant Energy Corporation	8,700	354,786
Ameren Corporation	4,400	140,272
Avista Corporation (b)	61,226	1,558,202
CenterPoint Energy, Inc.	3,700	77,108
CMS Energy Corporation	3,426	71,329
Consolidated Edison, Inc.	500	28,935
Genie Energy Ltd. - Class B (a)	141,148	1,171,528
Integrys Energy Group, Inc.	600	31,746
NorthWestern Corporation	36,460	1,256,047
NSTAR (b)	5,161	232,709
OGE Energy Corporation	3,659	189,317
SCANA Corporation	5,800	245,224
TECO Energy, Inc.	7,347	136,434
Vectren Corporation (b)	52,108	1,478,825
Wisconsin Energy Corporation	8,151	264,337
Xcel Energy, Inc.	2,600	67,210
		7,304,009
Water Utilities - 0.2%
American States Water Company (b)	26,239	916,791
American Water Works Company, Inc.	7,600	232,028
Aqua America, Inc.	62,348	1,383,502
Artesian Resources Corporation - Class A	200	3,640
California Water Service Group (b)	29,978	556,692
Cascal N.V. (a)	10,545	63,375
Consolidated Water Company, Inc.	4,594	42,632
Middlesex Water Company	105	1,990
Pennichuck Corporation	287	8,165
SJW Corporation	2,028	47,212
Tri-Tech Holding, Inc. (a) (b)	31,020	127,802
York Water Company	1,058	17,986
		3,401,815

Total Common Stocks (Cost $1,554,533,324)		$1,631,827,248

CLOSED-END FUNDS - 3.9%	Shares	Value
Aberdeen Asia-Pacific Income Fund, Inc.	164	$1,137

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 3.9% (Continued)	Shares	Value
Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.	247	$4,453
Aberdeen Global Income Fund, Inc.	106	1,390
Aberdeen Indonesia Fund, Inc.	1,152	14,319
Aberdeen Israel Fund, Inc.	3,115	46,569
Aberdeen Latin America Equity Fund, Inc.	735	24,718
Adams Express Company (The)	97,541	993,943
Advent/Claymore Convertible Securities & Income Fund	38,270	607,345
Advent/Claymore Enhanced Growth & Income Fund	1,443	14,040
Advent/Claymore Global Convertible Securities & Income Fund	319	2,192
AGIC Equity & Convertible Income Fund	40,975	674,039
AGIC Global Equity & Convertible Income Fund	9,864	140,069
AGIC International & Premium Strategy Fund	3,793	41,344
Alliance California Municipal Income Fund, Inc.	100	1,369
Alliance New York Municipal Income Fund, Inc.	2,800	38,332
AllianceBernstein Global High Income Fund, Inc.	100	1,463
AllianceBernstein Income Fund, Inc.	187	1,494
AllianceBernstein National Municipal Income Fund, Inc.	4,795	66,746
Alpine Global Premier Properties Fund	37,511	225,441
Alpine Total Dynamic Dividend Fund	114	559
American Income Fund, Inc.	1,251	9,508
American Municipal Income Portfolio	100	1,394
American Select Portfolio	14,039	137,863
American Strategic Income Portfolio, Inc.	6,401	68,299
American Strategic Income Portfolio, Inc. II	52,045	417,401
American Strategic Income Portfolio, Inc. III	140,288	939,930
Apollo Senior Floating Rate Fund, Inc.	170	2,858
ASA Gold and Precious Metals Ltd. (b)	33,313	970,075
Asia Pacific Fund, Inc. (The) (a)	1,470	15,259
Asia Tigers Fund, Inc. (The)	100	1,640
Avenue Income Credit Strategies Fund	158	2,591
Bancroft Fund Ltd.	952	15,089
BlackRock Build America Bond Trust	195	3,916
BlackRock California Municipal Income Trust	38,986	534,108
BlackRock Core Bond Trust	715	9,309
BlackRock Corporate High Yield Fund III, Inc.	100	696
BlackRock Corporate High Yield Fund V, Inc.	112	1,291
BlackRock Corporate High Yield Fund VI, Inc.	180	2,054
BlackRock Credit Allocation Income Trust I, Inc.	4,366	40,385
BlackRock Credit Allocation Income Trust II, Inc.	70,464	686,319
BlackRock Credit Allocation Income Trust III	42,281	445,219
BlackRock Credit Allocation Income Trust IV	68,822	831,370
BlackRock Debt Strategies Fund, Inc.	132	517
BlackRock Defined Opportunity Credit Trust	115	1,472
BlackRock Diversified Income Strategies Fund, Inc.	10,110	95,540
BlackRock EcoSolutions Investment Trust	5,184	44,479
BlackRock Energy and Resources Trust	7,415	196,646
BlackRock Enhanced Capital and Income Fund	15,880	196,753
BlackRock Enhanced Equity Dividend Trust	140	1,021
BlackRock Enhanced Government Fund, Inc.	170	2,569

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 3.9% (Continued)	Shares	Value
BlackRock Equity Dividend Trust	135	$1,243
BlackRock Floating Rate Income Strategies Fund	140	1,905
BlackRock Floating Rate Income Strategies Fund II, Inc.	100	1,245
BlackRock Florida Municipal 2020 Term Trust	100	1,480
BlackRock Global Floating Rate Income Trust	106	1,378
BlackRock Global Opportunities Equity Trust	15,531	232,188
BlackRock High Income Shares	124	253
BlackRock High Yield Trust	100	675
BlackRock Income Opportunity Trust, Inc.	2,907	29,070
BlackRock Income Trust, Inc.	115	848
BlackRock International Growth and Income Trust (b)	202,396	1,594,880
BlackRock Limited Duration Income Trust	140	2,262
BlackRock Long-Term Municipal Advantage Trust	153	1,683
BlackRock Muni Intermediate Duration Fund, Inc.	6,211	90,743
BlackRock Muni New York Intermediate Duration Fund, Inc.	2,300	31,878
BlackRock MuniAssets Fund, Inc.	3,543	42,693
BlackRock Municipal Income Investment Quality Trust	4,214	58,532
BlackRock Municipal Income Investment Trust	100	1,398
BlackRock Municipal Income Quality Trust	170	2,417
BlackRock MuniEnhanced Fund, Inc.	3,358	36,300
BlackRock MuniHoldings California Quality Fund, Inc.	25,986	364,064
BlackRock MuniHoldings Fund II, Inc.	148	2,227
BlackRock MuniHoldings Investment Quality Fund	161	2,215
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	15,933	230,869
BlackRock MuniHoldings New York Insured Fund, Inc.	100	1,425
BlackRock MuniHoldings Quality Fund II, Inc.	101	1,344
BlackRock MuniHoldings Quality Fund, Inc.	13,112	170,325
BlackRock MuniVest Fund, Inc.	162	1,618
BlackRock MuniYield Arizona Fund, Inc.	138	1,834
BlackRock MuniYield California Fund, Inc.	121	1,741
BlackRock MuniYield California Quality Fund, Inc.	53,387	734,605
BlackRock MuniYield Investment Fund	5,648	77,547
BlackRock MuniYield Investment Quality Fund	22	300
BlackRock MuniYield Michigan Quality Fund II, Inc.	121	1,630
BlackRock MuniYield Michigan Quality Fund, Inc.	4,667	66,411
BlackRock MuniYield New Jersey Fund, Inc.	16,238	230,904
BlackRock MuniYield New Jersey Quality Fund, Inc.	236	3,313
BlackRock MuniYield New York Insured Fund, Inc.	9,727	129,661
BlackRock MuniYield Pennsylvania Quality Fund	128	1,944
BlackRock MuniYield Quality Fund II, Inc.	928	11,572
BlackRock MuniYield Quality Fund, Inc.	2,550	37,026
BlackRock New Jersey Municipal Bond Trust	100	1,438
BlackRock New York Investment Quality Municipal Trust, Inc.	9,085	119,104
BlackRock New York Quality Municipal Income Trust	900	12,600
BlackRock Pennsylvania Strategic Municipal Trust	100	1,357
BlackRock Real Asset Equity Trust	6,570	77,789
BlackRock Resources & Commodities Strategy Trust (b)	105,772	1,581,291
BlackRock S&P Quality Rankings Global Equity Managed Trust	1,800	22,374
BlackRock Senior High Income Fund, Inc.	107	413
BlackRock Strategic Bond Trust	100	1,315

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 3.9% (Continued)	Shares	Value
BlackRock Strategic Equity Dividend Trust	39,299	$383,558
BlackRock Strategic Municipal Trust	123	1,654
Blackstone/GSO Long-Short Credit Income Fund	100	1,850
Blackstone/GSO Senior Floating Rate Term Fund	165	3,082
Boulder Growth & Income Fund, Inc. (a)	46,642	277,520
Boulder Total Return Fund, Inc. (a)	13,759	209,825
Calamos Convertible and High Income Fund	176	2,105
Calamos Global Dynamic Income Fund	181,386	1,400,300
Calamos Strategic Total Return Fund (b)	183,981	1,598,795
CBRE Clarion Global Real Estate Income Fund	114,268	826,158
Central Europe & Russia Fund, Inc. (The)	25,876	891,687
Central Securities Corporation	6,227	135,873
China Fund, Inc. (The)	16,047	415,296
ClearBridge Energy MLP Opportunity Fund, Inc.	100	1,825
Clough Global Allocation Fund	24,369	315,335
Clough Global Equity Fund	43,543	541,675
Clough Global Opportunities Fund (b)	142,890	1,580,363
Cohen & Steers Closed-End Opportunity Fund, Inc.	15,369	185,965
Cohen & Steers Dividend Majors Fund, Inc.	679	8,420
Cohen & Steers Global Income Builder, Inc.	78,608	731,840
Cohen & Steers Infrastructure Fund, Inc.	37,593	613,894
Cohen & Steers Quality Income Realty Fund, Inc.	9,382	81,811
Cohen & Steers REIT & Preferred Income Fund, Inc.	193	2,758
DCA Total Return Fund	55,033	192,065
Delaware Enhanced Global Dividend and Income Fund	186	2,107
Delaware Investments Colorado Municipal Income Fund, Inc.	2,514	33,662
Delaware Investments Dividend & Income Fund, Inc.	2,900	20,445
Delaware Investments Minnesota Municipal Income Fund II	9,634	126,205
Delaware Investments National Municipal Income Fund	4,285	53,520
Denali Fund (The) (a)	101	1,488
Diamond Hill Financial Trends Fund, Inc.	9,506	82,607
Dividend and Income Fund, Inc.	31,880	115,724
Dow 30 Enhanced Premium & Income Fund, Inc.	100	1,018
Dreyfus Municipal Income, Inc.	29	276
Dreyfus Strategic Municipal Bond Fund	5,150	42,075
Dreyfus Strategic Municipals, Inc.	170	1,462
DTF Tax-Free Income, Inc.	900	13,986
DWS Global High Income Fund, Inc.	3,651	27,967
DWS High Income Opportunities Fund, Inc.	105	1,478
DWS Municipal Income Trust	181	2,288
DWS Strategic Income Trust	100	1,315
Eagle Capital Growth Fund, Inc.	600	4,164
Eaton Vance California Municipal Bond Fund II	100	1,205
Eaton Vance California Municipal Income Trust	100	1,270
Eaton Vance Enhanced Equity Income Fund (b)	146,056	1,517,522
Eaton Vance Enhanced Equity Income Fund II (b)	153,410	1,575,521
Eaton Vance Floating-Rate Income Trust	159	2,337
Eaton Vance Limited Duration Income Fund	188	2,852
Eaton Vance Michigan Municipal Bond Fund	100	1,441
Eaton Vance Michigan Municipal Income Trust	500	6,190
Eaton Vance Municipal Bond Fund	158	1,917

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 3.9% (Continued)	Shares	Value
Eaton Vance National Municipal Opportunities Trust	6,575	$128,936
Eaton Vance New Jersey Municipal Income Trust	100	1,321
Eaton Vance Ohio Municipal Income Trust	100	1,315
Eaton Vance Pennsylvania Municipal Income Trust	100	1,286
Eaton Vance Risk-Managed Diversified Equity Income Fund (b)	150,695	1,601,888
Eaton Vance Senior Floating-Rate Trust	183	2,663
Eaton Vance Senior Income Trust	185	1,225
Eaton Vance Short Duration Diversified Income Fund	177	2,894
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	35,225	561,487
Eaton Vance Tax-Advantaged Dividend Income Fund	68,987	1,032,046
Eaton Vance Tax-Advantaged Global Dividend Income Fund	20,691	276,018
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	43,604	780,948
Eaton Vance Tax-Managed Buy-Write Income Fund	75,909	935,199
Eaton Vance Tax-Managed Buy-Write Opportunities Fund (b)	134,832	1,551,916
Eaton Vance Tax-Managed Diversified Equity Income Fund (b)	173,485	1,597,797
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	403	4,316
Eaton Vance Tax-Managed Global Diversified Equity Income Fund (b)	184,170	1,593,071
Ellsworth Fund Ltd.	19,531	130,272
Equus Total Return, Inc. (a)	5,075	11,673
European Equity Fund, Inc. (The)	942	6,189
Federated Enhanced Treasury Income Fund	1,719	25,269
Federated Premier Intermediate Municipal Income Fund	108	1,444
Federated Premier Municipal Income Fund	100	1,425
First Opportunity Fund, Inc. (a)	34,277	214,231
First Trust Active Dividend Income Fund (The)	110	962
First Trust Enhanced Equity Income Fund	63,545	700,266
First Trust High Income Long/Short Fund	183	3,043
First Trust Specialty Finance & Finance Opportunities Fund	814	5,234
First Trust Strategic High Income Fund II	564	8,184
First Trust/Aberdeen Emerging Opportunity Fund	6,576	126,128
First Trust/Aberdeen Global Opportunity Fund	188	3,079
First Trust/Four Corners Senior Floating Rate Income Fund II	188	2,559
Flaherty & Crumrine/Claymore Total Return Fund, Inc.	142	2,519
Fort Dearborn Income Securities, Inc.	100	1,620
Foxby Corporation (a)	200	264
Franklin Templeton Limited Duration Income Trust	30,378	392,484
Franklin Universal Trust	221	1,450
Gabelli Convertible and Income Securities Fund, Inc. (The)	100	539
Gabelli Dividend & Income Trust (b)	107,295	1,592,258
Gabelli Global Multimedia Trust, Inc.	45,017	302,064
Gabelli Global Utility & Income Trust	100	2,017
Gabelli Healthcare & WellnessRx Trust (The) (a)	13,469	96,303
Gabelli Natural Resources, Gold & Income Trust	189	2,952
GDL Fund (The)	62,710	763,808
General American Investors Company, Inc.	28,478	735,017
Global Income & Currency Fund, Inc.	865	11,314
Greater China Fund, Inc.	11,980	130,582

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 3.9% (Continued)	Shares	Value
Guggenheim Build America Bonds Managed Duration Trust (b)	69,292	$1,373,367
Guggenheim Enhanced Equity Income Fund	138	1,144
Guggenheim Enhanced Equity Strategy Fund	8,538	131,912
H&Q Healthcare Investors	181	2,536
H&Q Life Sciences Investors	182	2,013
Helios Advantage Income Fund, Inc.	150	1,205
Helios High Income Fund, Inc.	157	1,243
Helios High Yield Fund	181	1,720
Helios Multi-Sector High Income Fund, Inc.	294	1,600
Helios Strategic Income Fund, Inc.	13,989	77,359
Helios Strategic Mortgage Income Fund, Inc.	104	633
Helios Total Return Fund, Inc.	100	600
Herzfeld Caribbean Basin Fund, Inc. (a)	2,289	15,336
Highland Credit Strategies Fund	65,975	416,962
India Fund, Inc.	196	4,878
ING Asia Pacific High Dividend Equity Income Fund	21,391	312,309
ING Emerging Markets High Dividend Equity Fund	145	2,063
ING Global Advantage and Premium Opportunity Fund	127	1,431
ING Infrastructure, Industrials and Materials Fund	183	3,217
ING Prime Rate Trust	115	608
ING Risk Managed Natural Resources Fund	147	1,798
Invesco California Insured Municipal Income Trust	5,058	71,318
Invesco California Quality Municipal Securities	252	3,221
Invesco Insured California Municipal Securities	1,678	22,133
Invesco Insured Municipal Bond Trust	100	1,528
Invesco Insured Municipal Income Trust	115	1,771
Invesco Insured Municipal Securities	154	2,114
Invesco Insured Municipal Trust	100	1,450
Invesco Municipal Income Opportunities Trust	12,540	79,253
Invesco Municipal Income Opportunities Trust II	17,209	120,463
Invesco Municipal Income Opportunities Trust III	236	1,815
Invesco Municipal Premium Income Trust	958	7,674
Invesco New York Quality Municipal Securities	100	1,415
Invesco Quality Municipal Income Trust	175	2,271
Invesco Quality Municipal Investment Trust	100	1,311
Invesco Quality Municipal Securities	2,317	32,739
Invesco Van Kampen Advantage Municipal Income Trust II	100	1,203
Invesco Van Kampen Bond Fund	100	2,000
Invesco Van Kampen Dynamic Credit Opportunities Fund	137	1,496
Invesco Van Kampen Municipal Trust	100	1,332
Invesco Van Kampen Pennsylvania Value Municipal Income Trust	5,600	74,200
Invesco Van Kampen Select Sector Municipal Trust	100	1,173
Invesco Van Kampen Senior Income Trust	63,904	277,982
Invesco Van Kampen Trust for Insured Municipals	1,346	17,377
Invesco Van Kampen Trust for Investment Grade Municipals	100	1,430
Japan Equity Fund, Inc. (The)	6,865	36,728
Japan Smaller Capitalization Fund, Inc.	95,716	704,470
JF China Region Fund, Inc.	5,015	61,384
John Hancock Bank & Thrift Opportunity Fund	3,806	54,388
John Hancock Hedged Equity & Income Fund	50,946	773,360

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 3.9% (Continued)	Shares	Value
John Hancock Preferred Income Fund	100	$2,126
John Hancock Preferred Income Fund II	100	2,073
John Hancock Preferred Income Fund III	177	3,078
John Hancock Premium Dividend Fund	23,889	293,835
John Hancock Tax-Advantaged Dividend Income Fund	10,098	168,031
Kayne Anderson Energy Total Return Fund, Inc.	100	2,657
Kayne Anderson Midstream/Energy Fund, Inc.	5,474	130,555
Korea Equity Fund, Inc. (a)	119	1,477
Latin American Discovery Fund, Inc.	876	13,937
Lazard Global Total Return & Income Fund, Inc.	6,998	98,602
Lazard World Dividend & Income Fund, Inc.	1,595	19,427
Liberty All-Star Equity Fund (b)	353,271	1,593,252
Liberty All-Star Growth Fund, Inc.	21,349	84,115
LMP Capital and Income Fund, Inc.	12,888	157,105
LMP Corporate Loan Fund, Inc.	267	2,993
LMP Real Estate Income Fund, Inc.	17,764	163,784
Macquarie Global Infrastructure Total Return Fund, Inc.	7,484	124,534
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	147	2,159
Madison Strategic Sector Premium Fund	15,302	168,934
Madison/Claymore Covered Call & Equity Strategy Fund	84,735	649,917
Malaysia Fund, Inc.	6,156	62,976
Managed Duration Investment Grade Municipal Fund	100	1,389
Mexico Equity and Income Fund, Inc. (The)	638	6,680
Mexico Fund, Inc. (The)	185	4,353
MFS Charter Income Trust	169	1,528
MFS InterMarket Income Trust I	126	1,033
MFS Intermediate High Income Fund	110	319
MFS Investment Grade Municipal Trust	267	2,488
MFS Multimarket Income Trust	193	1,289
MLP & Strategic Equity Fund	4,415	72,185
Montgomery Street Income Securities, Inc.	759	11,787
Morgan Stanley Asia-Pacific Fund, Inc.	35,992	554,997
Morgan Stanley China A Share Fund, Inc. (a)	116	2,661
Morgan Stanley Eastern Europe Fund, Inc. (a)	8,911	136,338
Morgan Stanley Emerging Markets Debt Fund, Inc.	8,187	86,127
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	23,500	372,945
Morgan Stanley Emerging Markets Fund, Inc.	5,871	82,488
Morgan Stanley Frontier Emerging Markets Fund	1,397	15,926
Morgan Stanley Income Securities, Inc.	100	1,737
NASDAQ Premium Income & Growth Fund, Inc.	187	2,558
Neuberger Berman California Intermediate Municipal Fund, Inc.	1,100	16,148
Neuberger Berman Intermediate Municipal Fund, Inc.	186	2,742
Neuberger Berman New York Intermediate Municipal Fund, Inc.	1,700	23,307
Neuberger Berman Real Estate Securities Income Fund, Inc.	2,531	9,846
New America High Income Fund, Inc.	121	1,199
New Germany Fund, Inc. (The)	1,673	24,041
New Ireland Fund, Inc. (The)	323	2,458
NFJ Dividend, Interest & Premium Strategy Fund	66,201	1,059,216

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 3.9% (Continued)	Shares	Value
Nuveen Arizona Dividend Advantage Municipal Fund	100	$1,307
Nuveen Arizona Dividend Advantage Municipal Fund 2	1,566	21,031
Nuveen Arizona Dividend Advantage Municipal Fund 3	3,693	47,824
Nuveen Arizona Premium Income Municipal Fund, Inc.	100	1,376
Nuveen Build America Bond Opportunity Fund	7,270	149,689
Nuveen Build America Bond Term Fund	28,624	565,896
Nuveen California Dividend Advantage Municipal Fund	174	2,391
Nuveen California Dividend Advantage Municipal Fund 2	5,355	74,649
Nuveen California Dividend Advantage Municipal Fund 3	105	1,335
Nuveen California Investment Quality Municipal Fund, Inc.	100	1,409
Nuveen California Municipal Market Opportunity Fund	100	1,388
Nuveen California Municipal Value Fund	12,917	116,253
Nuveen California Municipal Value Fund 2	2,944	43,306
Nuveen California Performance Plus Municipal Fund, Inc.	181	2,547
Nuveen California Premium Income Municipal Fund	1,207	15,981
Nuveen California Quality Income Municipal Fund	100	1,483
Nuveen California Select Quality Municipal Fund, Inc.	140	2,033
Nuveen California Select Tax-Free Income Portfolio	3,000	39,510
Nuveen Connecticut Dividend Advantage Municipal Fund	100	1,428
Nuveen Connecticut Dividend Advantage Municipal Fund 2	100	1,403
Nuveen Connecticut Dividend Advantage Municipal Fund 3	3,300	43,791
Nuveen Connecticut Premium Income Municipal Fund	1,640	22,353
Nuveen Core Equity Alpha Fund	181	2,299
Nuveen Diversified Dividend and Income Fund	179	1,939
Nuveen Dividend Advantage Municipal Fund	7,964	109,107
Nuveen Dividend Advantage Municipal Fund 2	12,028	167,189
Nuveen Dividend Advantage Municipal Fund 3	186	2,630
Nuveen Enhanced Municipal Value Fund	100	1,370
Nuveen Equity Premium Advantage Fund	45,147	513,773
Nuveen Equity Premium and Growth Fund	19,839	237,870
Nuveen Equity Premium Income Fund	27,981	308,071
Nuveen Equity Premium Opportunity Fund	178	2,035
Nuveen Floating Rate Income Fund	154	1,689
Nuveen Floating Rate Income Opportunity Fund	106	1,178
Nuveen Georgia Dividend Advantage Municipal Fund	100	1,458
Nuveen Georgia Dividend Advantage Municipal Fund 2	1,000	14,080
Nuveen Georgia Premium Income Municipal Fund	100	1,401
Nuveen Global Government Enhanced Income Fund	954	13,719
Nuveen Global Value Opportunities Fund	101	1,753
Nuveen Insured California Dividend Advantage Municipal Fund	100	1,504
Nuveen Insured California Premium Income Municipal Fund 2, Inc.	100	1,410
Nuveen Insured California Premium Income Municipal Fund, Inc.	167	2,425
Nuveen Insured California Tax-Free Advantage Municipal Fund	100	1,345
Nuveen Insured Dividend Advantage Municipal Fund	6,434	92,006
Nuveen Insured Massachusetts Tax Free Advantage Municipal Fund	100	1,382
Nuveen Insured Municipal Opportunity Fund, Inc.	160	2,272

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 3.9% (Continued)	Shares	Value
Nuveen Insured New York Dividend Advantage Municipal Fund	2,890	$41,240
Nuveen Insured New York Premium Income Municipal Fund	277	4,127
Nuveen Insured New York Tax Free Advantage Municipal Fund	503	6,977
Nuveen Insured Premium Income Municipal Fund 2	35,178	451,334
Nuveen Insured Quality Municipal Fund, Inc.	100	1,411
Nuveen Insured Tax-Free Advantage Municipal Fund	6,659	92,227
Nuveen Investment Quality Municipal Fund, Inc.	107	1,559
Nuveen Maryland Dividend Advantage Municipal Fund	2,700	36,909
Nuveen Maryland Dividend Advantage Municipal Fund 2	600	8,394
Nuveen Maryland Dividend Advantage Municipal Fund 3	1,600	21,728
Nuveen Maryland Premium Income Municipal Fund	100	1,423
Nuveen Massachusetts Dividend Advantage Municipal Fund	100	1,340
Nuveen Massachusetts Premium Income Municipal Fund	283	3,874
Nuveen Michigan Dividend Advantage Municipal Fund	300	3,987
Nuveen Michigan Premium Income Municipal Fund, Inc.	3,952	54,498
Nuveen Michigan Quality Income Municipal Fund, Inc.	8,117	114,125
Nuveen Mortgage Opportunity Term Fund	12,359	254,472
Nuveen Mortgage Opportunity Term Fund 2	2,295	46,703
Nuveen Multi-Currency Short-Term Government Income Fund	55,687	763,469
Nuveen Multi-Strategy Income and Growth Fund	92,716	748,218
Nuveen Multi-Strategy Income and Growth Fund 2	146,593	1,237,245
Nuveen Municipal Advantage Fund	20,655	289,996
Nuveen Municipal High Income Opportunity Fund	100	1,173
Nuveen Municipal High Income Opportunity Fund 2	150	1,650
Nuveen Municipal Market Opportunity Fund	12,441	163,972
Nuveen New Jersey Dividend Advantage Municipal Fund	8,306	109,722
Nuveen New Jersey Dividend Advantage Municipal Fund 2	2,201	30,374
Nuveen New Jersey Investment Quality Municipal Fund, Inc.	121	1,653
Nuveen New Jersey Municipal Value Fund	2,674	40,083
Nuveen New Jersey Premium Income Municipal Fund, Inc.	100	1,464
Nuveen New York Dividend Advantage Municipal Fund	9,799	132,189
Nuveen New York Dividend Advantage Municipal Fund 2	7,270	98,072
Nuveen New York Investment Quality Municipal Fund	144	2,117
Nuveen New York Municipal Value Fund	126	1,215
Nuveen New York Municipal Value Fund 2	1,100	15,543
Nuveen New York Performance Plus Municipal Fund, Inc.	677	10,135
Nuveen New York Quality Income Municipal Fund, Inc.	2,067	30,013
Nuveen New York Select Quality Municipal Fund, Inc.	3,935	57,608
Nuveen New York Select Tax-Free Income Portfolio	100	1,368
Nuveen North Carolina Premium Income Municipal Fund	100	1,476
Nuveen Ohio Dividend Advantage Municipal Fund	300	4,200
Nuveen Ohio Dividend Advantage Municipal Fund 2	100	1,336
Nuveen Ohio Dividend Advantage Municipal Fund 3	100	1,403
Nuveen Ohio Quality Income Municipal Fund	100	1,581
Nuveen Pennsylvania Dividend Advantage Municipal Fund	3,490	46,940
Nuveen Pennsylvania Dividend Advantage Municipal Fund 2	100	1,343
Nuveen Pennsylvania Investment Quality Municipal Fund	1,150	16,399
Nuveen Pennsylvania Municipal Value Fund	168	2,480
Nuveen Pennsylvania Premium Income Municipal Fund 2	8,593	114,373

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 3.9% (Continued)	Shares	Value
Nuveen Performance Plus Municipal Fund	6,011	$86,318
Nuveen Premier Insured Municipal Income Fund, Inc.	2,500	35,650
Nuveen Premier Municipal Income Fund, Inc.	134	1,864
Nuveen Premium Income Municipal Fund	18,966	257,179
Nuveen Premium Income Municipal Fund 2	162	2,314
Nuveen Premium Income Municipal Fund 4	167	2,131
Nuveen Quality Income Municipal Fund	179	2,492
Nuveen Quality Preferred Income Fund	136	1,042
Nuveen Quality Preferred Income Fund 2	162	1,288
Nuveen Quality Preferred Income Fund 3	114	887
Nuveen Select Maturities Municipal Fund	100	1,060
Nuveen Select Tax-Free Income Portfolio	100	1,445
Nuveen Select Tax-Free Income Portfolio 2	100	1,320
Nuveen Select Tax-Free Income Portfolio 3	100	1,378
Nuveen Senior Income Fund	100	648
Nuveen Short Duration Credit Opportunities Fund	125	2,226
Nuveen Tax-Advantaged Dividend Growth Fund	801	9,604
Nuveen Tax-Advantaged Floating Rate Fund	26,732	56,939
Nuveen Tax-Advantaged Total Return Strategy Fund	22,193	227,034
Pacholder High Yield Fund, Inc.	100	907
Petroleum & Resources Corporation (b)	19,890	521,914
PIMCO New York Municipal Income Fund	100	1,053
Pioneer Diversified High Income Trust	100	1,976
Pioneer Floating Rate Trust	100	1,285
Putnam High Income Securities Fund	100	788
Putnam Managed Municipal Income Trust	100	750
Putnam Master Intermediate Income Trust	114	580
Putnam Municipal Opportunities Trust	100	1,169
Putnam Premier Income Trust	151	865
RENN Global Entrepreneurs Fund, Inc. (a)	2,723	4,357
Rivus Bond Fund	1,641	29,875
RMR Asia Pacific Real Estate Fund	11,340	174,185
RMR Real Estate Income Fund	13,775	390,935
Royce Focus Trust, Inc.	3,866	26,830
Royce Micro-Cap Trust, Inc.	44,696	383,939
Royce Value Trust, Inc. (b)	125,172	1,587,181
Salient MLP & Energy Infrastructure Fund	105	2,505
Singapore Fund, Inc. (The)	331	4,171
Source Capital, Inc.	8,426	402,173
Special Opportunities Fund, Inc.	775	11,702
Stone Harbor Emerging Markets Income Fund	100	2,381
Strategic Global Income Fund, Inc.	21,522	228,133
SunAmerica Focused Alpha Growth Fund, Inc.	100	1,923
SunAmerica Focused Alpha Large-Cap Fund, Inc.	100	1,712
Swiss Helvetia Fund, Inc. (The)	23,980	279,127
Taiwan Fund, Inc. (The)	3,602	58,532
TCW Strategic Income Fund, Inc.	195	1,002
Templeton Dragon Fund, Inc.	1,439	37,414
Templeton Emerging Markets Fund	175	3,357
Templeton Russia & East European Fund, Inc. (a)	144	2,376
Thai Capital Fund, Inc. (The)	1,200	10,248

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

CLOSED-END FUNDS - 3.9% (Continued)	Shares	Value
Thai Fund, Inc. (The)	500	$6,130
Tortoise Energy Capital Corporation	174	4,489
Tortoise North American Energy Corporation	180	4,424
Tortoise Power and Energy Infrastructure Fund, Inc.	149	3,592
Transamerica Income Shares, Inc.	100	2,150
Tri-Continental Corporation	4,385	62,705
TS&W/Claymore Tax-Advantaged Balanced Fund	100	1,146
Turkish Investment Fund, Inc. (The)	1,652	21,146
Wells Fargo Advantage Global Dividend Opportunity Fund	197	1,639
Wells Fargo Advantage Multi-Sector Income Fund	199	2,981
Wells Fargo Advantage Utilities and High Income Fund	177	1,942
Western Asset Emerging Markets Debt Fund, Inc.	1,955	37,399
Western Asset Emerging Markets Income Fund II, Inc.	33,206	446,953
Western Asset Global Corporate Defined Opportunity Fund, Inc.	127	2,292
Western Asset Global High Income Fund, Inc.	154	1,928
Western Asset High Yield Defined Opportunity Fund, Inc.	177	3,151
Western Asset Income Fund	679	9,085
Western Asset Inflation Management Fund, Inc.	5,511	96,442
Western Asset Intermediate Muni Fund, Inc.	166	1,580
Western Asset Investment Grade Defined Opportunity	140	2,884
Western Asset Managed Municipals Fund, Inc.	118	1,538
Western Asset Mortgage Defined Opportunity Fund, Inc.	100	1,978
Western Asset Municipal Defined Opportunity Trust, Inc.	100	2,115
Western Asset Municipal High Income Fund, Inc.	163	1,226
Western Asset Municipal Partners Fund, Inc.	496	7,316
Western Asset Variable Rate Strategic Fund, Inc.	206	3,144
Western Asset Worldwide Income Fund, Inc.	110	1,520
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	223	2,866
Western Asset/Claymore Inflation-Linked Securities & Income Fund	1,353	17,373
Zweig Fund, Inc.	17,880	53,282
Zweig Total Return Fund, Inc. (The) (b)	384,866	1,193,085
Total Closed-End Funds (Cost $67,273,863)		$69,536,407

EXCHANGE-TRADED FUNDS - 0.0% (d)	Shares	Value
SPDR Morgan Stanley Technology ETF	12	$762
WisdomTree Earnings 500 Fund	35	1,546
Total Exchange-Traded Funds (Cost $2,126)		$2,308

OPEN-END FUNDS - 0.0% (d)	Shares	Value
Shelton Greater China Fund (a) (Cost $885)	150	$1,002

RIGHTS - 0.0% (d)	Shares	Value
Sanofi CVR (a) (Cost $0)	11,300	$10,057

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

WARRANTS - 0.0% (d)	Shares	Value
Magnum Hunter Resources Corporation (a) (c) (Cost $0)	70	$–

CORPORATE BONDS - 0.0% (d)	Par Value	Value
Financials - 0.0%
GAMCO Investors, Inc., 0.00%, due 12/31/2015 (Cost $0)	$3,100	$2,036

Total Investments at Value - 96.5% (Cost $1,621,810,198)		$1,701,379,058

Other Assets in Excess of Liabilities - 3.5%		60,886,128

Net Assets - 100.0%		$1,762,265,186

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Securities fair valued under supervision of the Board of Trustees totaled $123,132 at October 31, 2011, representing 0.0% of net assets (Note 2).
(d)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
October 31, 2011

COMMON STOCKS - 62.3%	Shares	Value
Consumer Discretionary - 8.8%
Auto Components - 0.4%
Amerigon, Inc.	28,047	$430,241
China Automotive Systems, Inc.	91,471	482,052
China XD Plastics Company Ltd.	13,304	58,006
Cooper Tire & Rubber Company	283,714	4,065,622
Goodyear Tire & Rubber Company (The)	67,595	970,664
Quantum Fuel Systems Technologies Worldwide, Inc.	253,837	538,134
Wonder Auto Technology, Inc.	17,927	19,540
		6,564,259
Automobiles - 0.3%
Kandi Technologies Corporation	96,658	244,545
Tesla Motors, Inc.	113,970	3,347,299
Winnebago Industries, Inc.	187,052	1,522,603
		5,114,447
Distributors - 0.0% (b)
Core-Mark Holding Company, Inc.	13,326	446,288
Pool Corporation	65	1,899
Weyco Group, Inc.	121	2,868
		451,055
Diversified Consumer Services - 1.4%
American Public Education, Inc.	6,989	250,276
Bridgepoint Education, Inc.	298,330	6,464,811
Carriage Services, Inc.	400	2,384
ChinaCast Education Corporation	340,762	1,369,863
Collectors Universe, Inc.	125	1,933
Corinthian Colleges, Inc.	1,075,692	2,054,572
CPI Corporation	5,636	33,647
DeVry, Inc.	21	791
Education Management Corporation	352,650	7,003,629
Matthews International Corporation - Class A	3,819	134,200
Regis Corporation	92,778	1,517,848
School Specialty, Inc.	213,513	1,633,374
Stewart Enterprises, Inc. - Class A	292,364	1,882,824
StoneMor Partners, L.P.	100	2,901
Strayer Education, Inc.	23,424	1,995,959
		24,349,012
Hotels, Restaurants & Leisure - 0.4%
Asia Entertainment & Resources Ltd.	7,572	49,597
Boyd Gaming Corporation	309,032	2,002,527
Cheesecake Factory, Inc. (The)	200	5,598
Denny's Corporation	468,143	1,685,315
Dunkin' Brands Group, Inc.	37,529	1,092,469
Gaylord Entertainment Company	14,752	345,049
International Speedway Corporation - Class A	58	1,384
Jamba, Inc.	28,151	47,857
Morgans Hotel Group Company	57,939	377,183
Multimedia Games Holding Company, Inc.	691	4,567
O'Charley's, Inc.	124,728	774,561

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Consumer Discretionary - 8.8% (Continued)
Hotels, Restaurants & Leisure - 0.4% (Continued)
Peet's Coffee & Tea, Inc.	1,961	$124,955
PokerTek, Inc.	520	458
Red Lion Hotels Corporation	200	1,390
Ruth's Hospitality Group, Inc.	143,778	678,632
Shuffle Master, Inc.	4	42
Speedway Motorsports, Inc.	5,939	77,207
Star Buffet, Inc.	600	186
Town Sports International Holdings, Inc.	100	868
Universal Travel Group (a)	238,516	472,262
		7,742,107
Household Durables - 1.6%
American Greetings Corporation - Class A	128,674	2,060,071
Beazer Homes USA, Inc.	992,120	2,133,058
Cavco Industries, Inc.	3,730	167,962
Comstock Homebuilding Companies, Inc. - Class A	35,501	41,536
Deer Consumer Products, Inc.	140,505	709,550
Ethan Allen Interiors, Inc.	76,587	1,516,423
Flexsteel Industries, Inc.	100	1,425
Furniture Brands International, Inc.	1,958	3,740
Garmin Ltd.	5,306	182,473
Hooker Furniture Corporation	224	2,173
Hovnanian Enterprises, Inc. - Class A	1,212,697	1,746,284
iRobot Corporation	76,466	2,589,139
KB Home	220,053	1,533,769
Lennar Corporation - Class A	204,959	3,390,022
M/I Homes, Inc.	6,079	45,410
Mad Catz Interactive, Inc.	519,541	432,778
MDC Holdings, Inc.	20,719	464,106
PulteGroup, Inc.	661	3,424
Sealy Corporation	320,239	496,370
Skullcandy, Inc.	30,559	481,304
SodaStream International Ltd.	37,000	1,260,960
Standard Pacific Corporation	317,976	966,647
Toll Brothers, Inc.	275,686	4,807,964
Universal Electronics, Inc.	30,619	569,207
ZAGG, Inc.	235,805	3,181,009
		28,786,804
Internet & Catalog Retail - 0.5%
Blue Nile, Inc.	11,174	504,283
E-Commerce China Dangdang, Inc. - ADR	99,715	695,014
Gaiam, Inc. - Class A	519	2,008
HomeAway, Inc.	4,546	150,245
MakeMyTrip Ltd.	29,570	887,396
NutriSystem, Inc.	192,418	2,378,286
Overstock.com, Inc.	85,927	713,194
PetMed Express, Inc.	275,131	2,743,056
		8,073,482
Leisure Equipment & Products - 0.3%
Callaway Golf Company	469,903	2,730,136

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Consumer Discretionary - 8.8% (Continued)
Leisure Equipment & Products - 0.3% (Continued)
JAKKS Pacific, Inc.	90,877	$1,723,937
Johnson Outdoors, Inc.	77	1,431
Nautilus, Inc.	1,102	2,226
Summer Infant, Inc.	7	55
		4,457,785
Media - 1.0%
AH Belo Corporation - Class A	65	325
Atrinsic, Inc.	87,591	144,525
Carmike Cinemas, Inc.	28,640	185,587
China MediaExpress Holdings, Inc.	146,250	24,862
China Yida Holding Company	5,003	15,009
Clear Channel Outdoor Holdings, Inc.	300	3,300
Cumulus Media, Inc. - Class A	151,791	456,891
DG FastChannel, Inc.	38,693	721,238
Entercom Communications Corporation - Class A	182,743	1,198,794
Gannett Company, Inc.	123,600	1,444,884
Harte-Hanks, Inc.	1,000	8,780
Journal Communications, Inc.	21,249	82,021
Lee Enterprises, Inc.	125,766	89,294
Live Nation, Inc.	970	9,108
LodgeNet Interactive Corporation	31,165	62,330
Martha Stewart Living Omnimedia, Inc. - Class A	32,374	125,287
McClatchy Company (The) - Class A	877,867	1,378,251
Media General, Inc. - Class A	167,618	506,206
Meredith Corporation	92,725	2,487,812
Pandora Media, Inc.	266,031	4,203,290
Radio One, Inc. - Class D	4,231	5,543
ReachLocal, Inc.	53,849	539,028
Scholastic Corporation	66,106	1,774,946
SearchMedia Holdings Ltd.	1,000	1,210
SPAR Group, Inc.	500	525
SuperMedia, Inc.	79,227	137,063
Valassis Communications, Inc.	80,062	1,563,611
Viacom, Inc. - Class A	4,097	218,944
Westwood One, Inc. - Class A	1,286	5,620
		17,394,284
Multiline Retail - 0.2%
Big Lots, Inc.	9,665	364,274
Bon-Ton Stores, Inc. (The)	88,228	465,844
Dillard's, Inc. - Class A	1,545	79,614
Fred's, Inc. - Class A	161,334	1,966,661
Tuesday Morning Corporation	239,822	868,156
		3,744,549
Specialty Retail - 2.2%
ANN, Inc.	2,625	69,930
AutoChina International Ltd.	881	17,840
AutoNation, Inc.	1,200	46,728
Barnes & Noble, Inc.	30,726	377,008
Books-A-Million, Inc.	8,500

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Consumer Discretionary - 8.8% (Continued)
Specialty Retail - 2.2% (Continued)
Borders Group, Inc.	21,200	$426
Brown Shoe Company, Inc.	218,418	1,946,104
Buckle, Inc. (The)	22,852	1,018,285
Build-A-Bear Workshop, Inc.	17,489	114,553
Cabela's, Inc. - Class A	1,356	33,792
Cache, Inc.	167	878
Casual Male Retail Group, Inc.	2,281	9,466
Cato Corporation (The) - Class A	52	1,333
Children's Place Retail Stores, Inc. (The)	17,298	812,141
China Auto Logistics, Inc.	2,600	2,652
Citi Trends, Inc.	17,970	222,648
Collective Brands, Inc.	207	3,024
Conn's, Inc.	300,395	2,766,638
Cost Plus, Inc.	228,224	1,800,687
Finish Line, Inc. (The)	45	905
GameStop Corporation - Class A	74	1,892
hhgregg, Inc.	348,631	4,445,045
Hibbett Sports, Inc.	99,217	4,086,748
Hot Topic, Inc.	75,274	569,071
Jos. A. Bank Clothiers, Inc.	22,222	1,187,544
Lithia Motors, Inc.	18,047	371,227
Lumber Liquidators Holdings, Inc.	155,208	2,323,464
MarineMax, Inc.	143,867	1,171,077
Men's Warehouse, Inc. (The)	154,590	4,773,739
OfficeMax, Inc.	1,758	9,001
Pacific Sunwear of California, Inc.	92,935	116,169
Penske Auto Group, Inc.	8,051	164,160
Pep Boys - Manny Moe & Jack (The)	144,978	1,667,247
rue21, inc.	94,573	2,519,425
Stage Stores, Inc.	111,728	1,746,309
Syms Corp	160	1,250
Talbots, Inc. (The)	1,329,655	3,496,993
Williams-Sonoma, Inc.	1,700	63,818
Zale Corporation	100	369
Zumiez, Inc.	58,770	1,337,018
		39,315,474
Textiles, Apparel & Luxury Goods - 0.5%
American Apparel, Inc.	273,935	238,323
Carter's, Inc.	39,834	1,517,277
Cherokee, Inc.	8,242	108,300
Columbia Sportswear Company	10,544	566,635
CROCS, Inc.	1,713	30,269
Delta Apparel, Inc.	211	3,800
DGSE Companies, Inc.	1,145	9,446
Forward Industries, Inc.	100	202
Hanesbrands, Inc.	346	9,124
Heelys, Inc.	200	398
Joe's Jeans, Inc.	100	55
Kingold Jewelry, Inc.	649	837

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Consumer Discretionary - 8.8% (Continued)
Textiles, Apparel & Luxury Goods - 0.5% (Continued)
K-Swiss, Inc. - Class A	234,741	$1,056,334
Movado Group, Inc.	92,285	1,543,928
Perry Ellis International, Inc.	6,747	169,350
R.G. Barry Corporation	24	267
Under Armour, Inc. - Class A	52,729	4,450,855
		9,705,400
Consumer Staples - 2.0%
Beverages - 0.3%
China New Borun Corporation	177,940	774,039
Heckmann Corporation	575,235	3,445,658
MGP Ingredients, Inc.	56	367
		4,220,064
Food & Staples Retailing - 0.0% (b)
Arden Group, Inc. - Class A	39	3,537
Great Atlantic & Pacific Tea Company, Inc. (The)	845,066	137,746
Ingles Markets, Inc. - Class A	87	1,314
Pizza Inn Holdings, Inc.	188	827
United Natural Foods, Inc.	700	25,557
Village Super Market, Inc. - Class A	25	709
		169,690
Food Products - 1.1%
AgFeed Industries, Inc.	160,993	104,645
Calavo Growers, Inc.	120,582	2,721,536
Cal-Maine Foods, Inc.	115,567	3,850,692
China Marine Food Group Ltd.	61,176	97,270
Chiquita Brands International, Inc.	975	8,658
Coffee Holding Company, Inc.	47,046	491,160
Cosan Ltd.	2,962	35,544
Dole Food Company, Inc.	225,504	2,385,832
Farmer Brothers Company	1,300	7,605
Feihe International, Inc.	241,388	1,296,254
Flowers Foods, Inc.	228,707	4,617,594
John B. Sanfilippo & Son, Inc.	56	482
Lancaster Colony Corporation	11,634	773,894
Le Gaga Holdings Ltd.	1,599	6,524
Lifeway Foods, Inc.	11,220	118,259
Limoneira Company	284	4,927
Seneca Foods Corporation - Class A	30	632
SkyPeople Fruit Juice, Inc.	12,491	24,857
Tootsie Roll Industries, Inc.	22,270	551,628
Yuhe International, Inc.	109,183	98,265
Zhongpin, Inc.	299,153	2,761,182
		19,957,440
Household Products - 0.0% (b)
Central Garden & Pet Company	13,954	120,702
Spectrum Brands Holdings, Inc.	300	7,614
WD-40 Company	4,040	177,841
		306,157

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Consumer Staples - 2.0% (Continued)
Personal Products - 0.3%
China Sky One Medical, Inc.	195,854	$393,666
China-Biotics, Inc.	591,624	307,644
Medifast, Inc.	43,106	708,663
Nature's Sunshine Products, Inc.	74	1,285
Neptune Technologies & Bioressources, Inc.	15,101	41,679
Synutra International, Inc.	103,885	690,835
USANA Health Sciences, Inc.	84,838	2,935,395
		5,079,167
Tobacco - 0.3%
Alliance One International, Inc.	403,416	1,077,121
Star Scientific, Inc.	1,408,832	4,085,613
Universal Corporation	18,547	794,182
		5,956,916
Energy - 4.4%
Energy Equipment & Services - 0.5%
Dawson Geophysical Company	12,478	360,614
Diamond Offshore Drilling, Inc.	2,200	144,188
ENGlobal Corporation	100	261
Exterran Holdings, Inc.	148,310	1,408,945
Geokinetics, Inc.	1,864	6,095
Global Industries Ltd.	551	4,380
Gulf Island Fabrication, Inc.	55	1,532
Hercules Offshore, Inc.	229,885	871,264
ION Geophysical Corporation	23,246	177,135
Natural Gas Services Group, Inc.	54,306	747,251
PHI, Inc.	1,551	34,231
Recon Technology Ltd.	200	166
Seadrill Ltd.	73,474	2,434,194
SulphCo, Inc.	486,090	1,750
Superior Energy Services, Inc.	110,803	3,115,780
TGC Industries, Inc.	600	3,348
Tidewater, Inc.	1,057	52,036
Willbros Group, Inc.	246	1,252
		9,364,422
Oil, Gas & Consumable Fuels - 3.9%
Abraxas Petroleum Corporation	608,455	2,372,974
Amyris, Inc.	44,369	909,564
Apco Oil and Gas International, Inc.	1,276	105,908
ATP Oil & Gas Corporation	126,481	1,334,375
BioFuel Energy Corporation	246,628	123,314
Blue Dolphin Energy Company	41,157	138,288
BMB Munai, Inc.	148	20
BPZ Resources, Inc.	1,167,792	3,491,698
Buckeye Partners, L.P.	152	10,268
CAMAC Energy, Inc.	22,976	25,503
Cano Petroleum, Inc.	50,840	6,614
Capital Product Partners, L.P.	16,219	113,695
Carrizo Oil & Gas, Inc.	5,600	152,320
China Integrated Energy, Inc.	491,150	260,801

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Energy - 4.4% (Continued)
Oil, Gas & Consumable Fuels - 3.9% (Continued)
China North East Petroleum Holdings Ltd.	210,605	$566,527
Clean Energy Fuels Corporation	279,697	3,306,019
Comstock Resources, Inc.	32,503	592,855
Constellation Energy Partners, LLC	1,600	4,304
Contango Oil & Gas Company	7,366	473,928
Cross Timbers Royalty Trust	87	4,089
DCP Midstream Partners, L.P.	1,100	48,334
Delek US Holdings, Inc.	34,873	504,961
DHT Holdings, Inc.	181,934	291,094
Dominion Resources Black Warrior Trust	400	3,796
ECA Marcellus Trust I	28,410	783,548
El Paso Pipeline Partners, L.P.	100	3,333
Enbridge Energy Management, LLC	34,252	1,055,647
Endeavour International Corporation	344,744	3,199,224
Energy Partners Ltd.	18,949	271,729
Energy Transfer Equity, L.P.	3,080	117,810
Enterprise Products Partners, L.P.	101	4,528
Evergreen Energy, Inc.	172,973	152,216
Evolution Petroleum Corporation	34,548	238,727
Frontline Ltd.	38,700	201,240
FX Energy, Inc.	279,836	1,656,629
General Maritime Corporation	30,008	7,802
GeoGlobal Resources, Inc.	294,532	71,424
GeoResources, Inc.	100,617	2,670,375
Gevo, Inc.	1,846	13,716
GMX Resources, Inc.	100	250
Green Plains Renewable Energy, Inc.	18,447	192,956
GreenHunter Energy, Inc.	2,800	1,896
Gulfport Energy Corporation	300	9,342
Harvest Natural Resources, Inc.	299,747	3,198,300
Houston American Energy Corporation	75,721	1,185,791
Hyperdynamics Corporation	435,572	2,134,303
Inergy, L.P.	1,400	40,194
InterOil Corporation	19,007	903,023
Isramco, Inc.	1,113	94,416
Kinder Morgan Management, LLC	15,774	1,044,893
Kinder Morgan, Inc.	29,538	844,787
KiOR, Inc. - Class A	27,926	461,617
Knightsbridge Tankers Ltd.	168,702	2,847,690
Kosmos Energy, LLC	15,200	235,600
L & L Energy, Inc.	490,656	1,329,678
Legacy Reserves, L.P.	858	25,285
Longwei Petroleum Investment Holding Ltd.	69,078	83,584
Lucas Energy, Inc.	227,846	389,617
Magnum Hunter Resources Corporation	426,380	1,918,710
MarkWest Energy Partners, L.P.	300	14,949
Miller Energy Resources, Inc.	554,795	1,592,262
MV Oil Trust	9,270	337,521
New Concept Energy, Inc.	11,200	25,984

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Energy - 4.4% (Continued)
Oil, Gas & Consumable Fuels - 3.9% (Continued)
Nordic American Tankers Ltd.	210,725	$3,038,654
NuStar GP Holdings, LLC	200	6,370
Oiltanking Partners, L.P.	100	2,720
ONEOK Partners, L.P.	2,523	126,150
Overseas Shipholding Group, Inc.	253,319	3,161,421
Pacific Ethanol, Inc.	407,867	187,619
Panhandle Oil & Gas, Inc.	100	3,332
Petroleum Development Corporation	62,629	1,635,243
Provident Energy Ltd.	300	2,718
Pyramid Oil Company	40,471	146,100
Resolute Energy Corporation	56,635	736,255
Rex Energy Corporation	67,877	1,050,736
Rosetta Resources, Inc.	2,600	115,284
Royale Energy, Inc.	204,838	637,046
SandRidge Energy, Inc.	31,125	238,417
SandRidge Mississippian Trust I	17,049	464,074
Scorpio Tankers, Inc.	2,282	14,582
Ship Finance International Ltd.	2,087	29,865
Sino Clean Energy, Inc.	88,671	105,962
Southern Union Company	40,017	1,681,915
Spectra Energy Partners, L.P.	11,602	360,590
Teekay Offshore Partners, L.P.	693	18,281
Teekay Tankers Ltd. - Class A	134,248	663,185
Tri-Valley Corporation	561,372	99,924
Uranerz Energy Corporation	469,929	1,071,438
Uranium Energy Corporation	994,209	3,340,542
Uranium Resources, Inc.	21,562	25,874
USEC, Inc.	602,792	1,265,863
Vanguard Natural Resources, LLC	13,056	379,538
Verenium Corporation	82,517	207,943
Whiting USA Trust I	55,782	978,974
Williams Partners, L.P.	200	11,866
World Fuel Services Corporation	32,320	1,287,952
Zion Oil & Gas, Inc.	300,672	874,956
		68,173,234
Financials - 10.8%
Capital Markets - 1.8%
AllianceBernstein Holding, L.P.	178,202	2,525,122
Apollo Investment Corporation	588,659	4,874,097
BGC Partners, Inc. - Class A	172,075	1,178,714
CIFC Corporation	600	3,324
Cowen Group, Inc.	430,103	1,169,880
Duff & Phelps Corporation	137,442	1,744,139
Eaton Vance Corporation	2,400	63,096
Edelman Financial Group, Inc.	179	1,242
FBR Capital Markets Corporation	776	1,614
Federated Investors, Inc. - Class B	303,911	5,938,421
Fifth Street Finance Corporation	133,991	1,321,151
Financial Engines, Inc.	162,030	3,679,701

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Financials - 10.8% (Continued)
Capital Markets - 1.8% (Continued)
FXCM, Inc.	132,951	$1,528,937
Gladstone Investment Corporation	366	2,741
Greenhill & Company, Inc.	3,987	150,629
Investors Capital Holdings Ltd.	600	2,820
KBW, Inc.	479	6,783
Main Street Capital Corporation	44,795	783,017
Medley Capital Corporation	784	7,299
MF Global Holdings Ltd.	523,833	628,600
MVC Capital, Inc.	3,093	39,992
Oppenheimer Holdings, Inc.	189	3,321
Penson Worldwide, Inc.	243,626	299,660
Piper Jaffray Companies, Inc.	251	5,211
Prospect Capital Corporation	452,687	4,332,215
Pzena Investment Management, Inc. - Class A	1,392	6,027
Safeguard Scientifics, Inc.	119,020	2,012,628
TICC Capital Corporation	28	249
Tortoise Capital Resources Corporation	48	364
U.S. Global Investors, Inc.	271	2,057
Westwood Holdings Group, Inc.	255	9,343
		32,322,394
Commercial Banks - 4.4%
Alliance Financial Corporation	3,248	100,006
American National Bankshares, Inc.	214	4,006
Ameris Bancorp	117,540	1,181,277
Ames National Corporation	150	2,763
Arrow Financial Corporation	23,355	545,106
BancTrust Financial Group, Inc.	5,150	8,395
Bank of the Ozarks, Inc.	63,275	1,573,649
Bridge Capital Holdings	1,177	12,982
Britton & Koontz Capital Corporation	50	295
Camden National Corporation	3	89
Capital City Bank Group, Inc.	52,728	537,298
Capitol Bancorp Ltd.	40,199	2,693
Cascade Bancorp	25,756	136,249
Center Bancorporation, Inc.	5,260	48,813
CenterState Banks, Inc.	117	665
Citizens Holding Company	1,201	21,468
Citizens Republic Bancorp, Inc.	10	90
City Bank	13,668	3,007
City Holding Company	81,133	2,666,030
City National Corporation	97,935	4,154,403
CoBiz Financial, Inc.	211,735	1,122,196
Columbia Banking Systems, Inc.	107,370	2,047,546
Community Bank System, Inc.	122,014	3,118,678
Community Trust Bancorp, Inc.	4,642	131,508
CVB Financial Corporation	235,691	2,288,560
Dearborn Bancorp, Inc.	136	88
Eagle Bancorp, Inc.	3,390	47,019
First BanCorp (North Carolina)	3,212	40,728

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Financials - 10.8% (Continued)
Commercial Banks - 4.4% (Continued)
First BanCorp (Puerto Rico)	274,982	$978,936
First Bancorp, Inc.	315	4,533
First Busey Corporation	384,008	1,958,441
First Commonwealth Financial Corporation	222,742	1,026,841
First Community Bancshares, Inc.	217	2,606
First Financial Bankshares, Inc.	116,585	3,702,740
First Horizon National Corporation	8	56
First of Long Island Corporation (The)	111	2,836
FirstMerit Corporation	4,700	65,847
FNB Corporation	255,702	2,580,033
Frontier Financial Corporation	10,459	575
German American Bancorp, Inc.	200	3,474
Great Southern Bancorp, Inc.	37,480	745,477
Green Bankshares, Inc.	81,194	112,048
Hampton Roads Bankshares, Inc.	40,735	178,827
Heartland Financial USA, Inc.	368	5,752
Heritage Financial Corporation	24,574	309,878
IBERIABANK Corporation	116,945	6,048,395
Independent Bank Corporation (Massachusetts)	118,262	3,065,351
Independent Bank Corporation (Michigan)	110,460	189,991
Lakeland Bancorp, Inc.	78,215	726,617
Macatawa Bank Corporation	75,547	201,710
MainSource Financial Group, Inc.	791	7,420
Mercantile Bancorp, Inc.	900	450
Mercantile Bank Corporation	19,216	175,442
Merchants Bancshares, Inc.	4	114
Nara Bancorp, Inc.	486,853	4,128,513
National Bankshares, Inc.	16,134	450,945
Old Second Bancorp, Inc.	45,303	58,894
Oriental Financial Group, Inc.	132,440	1,402,540
PAB Bankshares, Inc.	4,809	12
Pacific Mercantile Bancorp	1,019	3,098
PacWest Bancorp	14,278	251,864
Park National Corporation	52,031	3,106,771
Patriot National Bancorp	994	1,839
Pinnacle Financial Partners, Inc.	121,717	1,826,972
PremierWest Bancorp, Inc.	15,074	15,225
Princeton National Bancorp, Inc.	600	1,350
Prosperity Bancshares, Inc.	35,770	1,376,787
Renasant Corporation	108,045	1,558,009
Republic Bancorp, Inc. - Class A	3,580	72,817
S&T Bancorp, Inc.	115,807	2,162,117
S.Y. Bancorp, Inc.	43,136	887,739
Salisbury Bancorp, Inc.	300	6,900
Sandy Spring Bancorp, Inc.	228	3,878
SCBT Financial Corporation	9,471	279,679
Seacoast Banking Corporation of Florida	9,300	13,857
Security Bank Corporation	32,973	–
Sierra Bancorp	99	1,083

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Financials - 10.8% (Continued)
Commercial Banks - 4.4% (Continued)
Simmons First National Corporation - Class A	9,081	$235,743
Southern Connecticut Bancorp, Inc.	200	466
Southside Bancshares, Inc.	57,432	1,181,376
State Bank Financial Corporation	4,794	69,225
StellarOne Corporation	1,100	13,189
Sterling Bancorp	44,015	363,124
Suffolk Bancorp	51	434
Superior Bancorp	400	1
Susquehanna Bancshares, Inc.	227	1,648
Taylor Capital Group, Inc.	45,878	426,207
TCF Financial Corporation	70,986	755,291
Texas Capital Bancshares, Inc.	93,759	2,625,252
Tompkins Financial Corporation	36,178	1,426,499
TowneBank	158,538	1,975,383
Trico Bancshares	46,202	685,176
UMB Financial Corporation	9,551	352,145
United Bankshares, Inc.	36,867	875,223
United Security Bancshares	3,060	8,537
United Security Bancshares, Inc.	18	89
Univest Corporation of Pennsylvania	697	10,601
Valley National Bancorp	103,617	1,243,404
VIST Financial Corporation	200	1,360
Washington Banking Company	500	5,910
Washington Trust Bancorp, Inc.	5,323	124,984
Webster Financial Corporation	128,601	2,525,724
Wells Fargo & Company	1,600	41,456
West Bancorporation, Inc.	300	2,952
Westamerica Bancorporation	4,171	186,944
Wintrust Financial Corporation	97,409	2,813,172
Zions Bancorporation	100	1,736
		77,454,137
Consumer Finance - 0.1%
CompuCredit Holdings Corporation	77,709	242,452
EZCORP, Inc. - Class A	1,380	38,337
First Marblehead Corporation (The)	200	192
Green Dot Corporation - Class A	2,802	91,541
World Acceptance Corporation	11,979	810,379
		1,182,901
Diversified Financial Services - 0.5%
ASTA Funding, Inc.	800	6,448
Bank of America Corporation	22,000	150,260
Citigroup, Inc.	4,900	154,791
Encore Capital Group, Inc.	31,924	864,821
Life Partners Holdings, Inc.	528,311	3,629,497
PHH Corporation	49,516	913,570
Portfolio Recovery Associates, Inc.	30,729	2,155,332
Sprott Resource Lending Corporation	355	518
		7,875,237

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Financials - 10.8% (Continued)
Insurance - 1.4%
Ambac Financial Group, Inc.	89,956	$3,418
American Equity Investment Life Holding Company	11,211	121,527
Aspen Insurance Holdings Ltd.	3,675	97,351
Axis Capital Holdings Ltd.	548	17,180
Citizens, Inc.	36,552	286,568
Crawford & Company - Class B	524	3,726
eHealth, Inc.	189,201	2,809,635
EMC Insurance Group, Inc.	51	991
Enstar Group, Inc. (The)	10	920
Flagstone Reinsurance Holdings, S.A.	62,341	529,275
Gerova Financial Group Ltd.	9,506	760
Greenlight Capital Re Ltd. - Class A	181	4,078
HCC Insurance Holdings, Inc.	23,306	620,173
Hilltop Holdings, Inc.	218,692	1,723,293
Lincoln National Corporation	1,600	30,480
Maiden Holdings Ltd.	80,467	655,806
MBIA, Inc.	659,690	5,805,272
Meadowbrook Insurance Group, Inc.	670	6,941
MetLife, Inc.	400	14,064
Montpelier Re Holdings Ltd.	108,158	1,892,765
National Financial Partners Corporation	260,900	3,566,503
National Interstate Corporation	161	4,282
Navigators Group, Inc. (The)	15,261	696,207
OneBeacon Insurance Group Ltd. - Class A	6,966	106,022
Phoenix Companies, Inc. (The)	50,800	75,692
RLI Corporation	23,613	1,660,938
SeaBright Insurance Holdings, Inc.	215	1,544
StanCorp Financial Group, Inc.	19,585	664,715
State Auto Financial Corporation	47	625
Stewart Information Services Corporation	187,174	1,879,227
Tower Group, Inc.	60,405	1,433,411
Willis Group Holdings plc	6,069	220,365
		24,933,754
Real Estate Investment Trusts (REIT) - 1.5%
Acadia Realty Trust	4,535	93,965
Agree Realty Corporation	89,422	2,138,080
American Capital Mortgage Investment Corporation	21,260	386,507
ARMOUR Residential REIT, Inc.	317,874	2,272,799
BRE Properties, Inc.	152	7,618
Camden Property Trust	100	6,064
Campus Crest Communities, Inc.	16,360	186,995
Capital Trust, Inc. - Class A	24,468	60,925
CapLease, Inc.	466	1,822
Chimera Investment Corporation	200	602
Colony Financial, Inc.	126,177	1,851,017
Cousins Properties, Inc.	291	1,909
CYS Investments, Inc.	57,305	726,627
DCT Industrial Trust, Inc.	526,209	2,609,997
DuPont Fabros Technology, Inc.	64,286	1,336,506

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Financials - 10.8% (Continued)
Real Estate Investment Trusts (REIT) - 1.5% (Continued)
Dynex Capital, Inc.	72,781	$637,562
Entertainment Properties Trust	983	44,038
Excel Trust, Inc.	22,293	234,299
Franklin Street Properties Corporation	104,070	1,321,689
Getty Realty Corporation	29,339	467,664
Hatteras Financial Corporation	2,000	51,400
Healthcare Realty Trust, Inc.	2,900	54,781
Highwoods Properties, Inc.	1,026	31,785
Hudson Pacific Properties, Inc.	282	3,767
Investors Real Estate Trust	82,955	614,697
Lexington Realty Trust	615,760	4,839,874
Liberty Property Trust	27,451	878,432
MPG Office Trust, Inc.	44,286	105,844
National Retail Properties, Inc.	19,890	542,002
Omega Healthcare Investors, Inc.	2,979	52,907
Parkway Properties, Inc.	141,133	1,813,559
RAIT Financial Trust	181,108	941,762
Ramco-Gershenson Properties Trust	190,528	1,838,595
Resource Capital Corporation	75,188	403,760
Transcontinental Realty Investors, Inc.	67	121
Two Harbors Investment Corporation	629	5,881
Washington Real Estate Investment Trust	11,045	319,863
		26,885,715
Real Estate Management & Development - 0.3%
Avatar Holdings, Inc.	216	2,052
China Housing & Land Development, Inc.	171,004	193,235
Consolidated-Tomoka Land Company	4,357	130,492
Forestar Group, Inc.	5,563	72,319
Maui Land & Pineapple Company, Inc.	800	3,512
St. Joe Company (The)	395,530	5,675,855
		6,077,465
Thrifts & Mortgage Finance - 0.8%
Anchor BanCorp Wisconsin, Inc.	35,400	18,068
Apollo Residential Mortgage, Inc.	40,305	657,375
BankAtlantic Bancorp, Inc. - Class A	96,480	228,658
Berkshire Hills Bancorp, Inc.	41,241	825,645
BofI Holding, Inc.	22,221	339,981
Brookline Bancorp, Inc.	431,796	3,609,815
Brooklyn Federal Bancorp, Inc.	4,015	3,132
Capitol Federal Financial, Inc.	36	399
Clifton Savings Bancorp, Inc.	82	835
Dime Community Bancshares, Inc.	15,669	186,774
ESSA Bancorp, Inc.	7	77
First Federal Bancshares of Arkansas, Inc.	4,628	25,963
FirstFed Financial Corporation	23,697	237
Flushing Financial Corporation	100	1,226
Freddie Mac	94,749	23,687
Home Federal Bancorp, Inc.	10	100
Impac Mortgage Holdings, Inc.	148	274

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Financials - 10.8% (Continued)
Thrifts & Mortgage Finance - 0.8% (Continued)
MGIC Investment Corporation	886,969	$2,359,338
NASB Financial, Inc.	4,380	44,019
OceanFirst Financial Corporation	52	678
People's United Financial, Inc.	8,939	113,972
PMI Group, Inc. (The) (a)	7	2
Provident Financial Services, Inc.	135,846	1,759,206
Provident New York Bancorp	18,428	128,075
Radian Group, Inc.	1,445,445	3,396,796
Rockville Financial, Inc.	16,047	161,272
Roma Financial Corporation	100	967
Territorial Bancorp, Inc.	55	1,081
Tree.com, Inc.	438	2,365
Triad Guaranty, Inc.	9,250	1,738
TrustCo Bank Corporation	54	268
Washington Federal, Inc.	10,094	137,783
Westfield Financial, Inc.	295	2,097
		14,031,903
Health Care - 8.9%
Biotechnology - 3.7%
Aastrom Biosciences, Inc.	256,307	656,146
Accentia Biopharmaceuticals, Inc.	1,600	576
Acorda Therapeutics, Inc.	7,526	164,368
ADVENTRX Pharmaceuticals, Inc.	539,542	598,892
AEterna Zentaris, Inc.	33,369	56,394
Agenus, Inc.	208	570
Alnylam Pharmaceuticals, Inc.	92,631	752,164
AMAG Pharmaceuticals, Inc.	27,944	394,290
Amicus Therapeutics, Inc.	7	23
Amylin Pharmaceuticals, Inc.	942	10,852
ARCA biopharma, Inc.	3,325	3,790
Ardea Biosciences, Inc.	59,035	1,175,387
Arena Pharmaceuticals, Inc.	200,779	283,098
Ariad Pharmaceuticals, Inc.	137,515	1,599,299
AspenBio Pharma, Inc.	226	529
AVEO Pharmaceuticals, Inc.	38,175	613,091
BioCryst Pharmaceuticals, Inc.	258,575	793,825
BioMimetic Therapeutics, Inc.	673	2,181
BioSante Pharmaceuticals, Inc.	2,058,579	5,455,234
BioSpecifics Technologies Corporation	184	3,128
BioTime, Inc.	273,423	1,233,138
Cardium Therapeutics, Inc.	100	41
Cell Therapeutics, Inc.	1,086,499	1,390,719
CEL-SCI Corporation	547,321	197,090
Celsion Corporation	75,661	249,681
Chelsea Therapeutics International Ltd.	447,378	2,026,622
China Biologic Products, Inc.	59,596	463,657
Cleveland BioLabs, Inc.	286,646	851,339
Curis, Inc.	266,797	981,813
Cyclacel Pharmaceuticals, Inc.	94,507	57,649

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Health Care - 8.9% (Continued)
Biotechnology - 3.7% (Continued)
Cytori Therapeutics, Inc.	982,382	$2,976,617
CytRx Corporation	14,079	4,998
DARA BioSciences, Inc.	70,543	105,109
EntreMed, Inc.	54	95
Enzon Pharmaceuticals, Inc.	241,679	1,776,341
EpiCept Corporation	103,115	37,121
Exact Sciences Corporation	39,744	315,965
Exelixis, Inc.	203,573	1,573,619
Galena Biopharma, Inc.	267,220	202,553
Genomic Health, Inc.	77,078	1,649,469
Hemispherx Biopharma, Inc.	192,180	52,311
Human Genome Sciences, Inc.	100	1,026
iBio, Inc.	78,773	159,121
Idenix Pharmaceuticals, Inc.	1,301	7,806
Immunomedics, Inc.	3,012	10,964
Infinity Pharmaceuticals, Inc.	27,807	210,499
Inovio Pharmaceuticals, Inc.	5,426	3,684
Insmed, Inc.	27,121	95,737
InterMune, Inc.	3,414	87,057
Introgen Therapeutics, Inc.	45,612	114
Ironwood Pharmaceuticals, Inc.	7,061	96,030
Isis Pharmaceuticals, Inc.	251,465	2,084,645
MannKind Corporation	1,887,377	5,888,616
Marina Biotech, Inc.	2,437,458	390,237
MediciNova, Inc.	63,446	133,237
Medivation, Inc.	18,568	318,998
Metabolix, Inc.	561,873	2,882,408
Myrexis, Inc.	939	2,610
Nanosphere, Inc.	117	177
NanoViricides, Inc.	100	100
Neuralstem, Inc.	231,993	306,231
NeurogesX, Inc.	128,288	141,117
Nymox Pharmaceutical Corporation	124,609	1,150,141
Oncolytics Biotech, Inc.	63,478	298,347
Oncothyreon, Inc.	903,749	6,290,093
Onyx Pharmaceuticals, Inc.	7,444	304,683
Opexa Therapeutics, Inc.	138,446	148,137
Osiris Therapeutics, Inc.	95,766	513,306
OXiGENE, Inc.	170,451	281,244
Oxygen Biotherapeutics, Inc.	1,499	3,298
Pharmasset, Inc.	432	30,413
PharmAthene, Inc.	169,445	288,056
Pluristem Therapeutics, Inc.	7,587	18,892
Poniard Pharmaceuticals, Inc.	1,300	195
Progenics Pharmaceuticals, Inc.	12,464	81,888
PROLOR Biotech, Inc.	100,153	442,676
Raptor Pharmaceutical Corporation	661,617	3,268,388
Rexahn Pharmaceuticals, Inc.	49,836	51,331
Rigel Pharmaceuticals, Inc.	64,864	509,182

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Health Care - 8.9% (Continued)
Biotechnology - 3.7% (Continued)
Rosetta Genomics Ltd.	1,100	$770
Sangamo Biosciences, Inc.	339,141	1,125,948
Savient Pharmaceuticals, Inc.	1,047,861	3,929,479
SciClone Pharmaceuticals, Inc.	68,250	287,333
Seattle Genetics, Inc.	4,609	101,398
SIGA Technologies, Inc.	159,719	517,490
StemCells, Inc.	65	136
Sunesis Pharmaceuticals, Inc.	177,995	240,293
Synta Pharmaceuticals Corporation	1,413	5,228
Tengion, Inc.	8,924	4,551
Theravance, Inc.	50,659	1,126,150
Threshold Pharmaceuticals, Inc.	244,569	391,310
XOMA Ltd.	109,417	180,538
ZIOPHARM Oncology, Inc.	404,261	1,984,922
		65,106,014
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc.	86,807	2,435,804
ABIOMED, Inc.	6,751	101,670
Alimera Sciences, Inc.	212	1,507
Analogic Corporation	27	1,460
Bacterin International Holdings, Inc.	54,099	179,068
BioLase Technology, Inc.	750,916	2,733,334
BSD Medical Corporation	1,063,518	3,031,026
CONMED Corporation	181	4,755
CryoPort, Inc.	100	104
Cyberonics, Inc.	60,543	1,743,638
D. Medical Industries Ltd.	2,300	5,060
Delcath Systems, Inc.	795,124	2,878,349
Derma Sciences, Inc.	1,048	8,751
Dynatronics Corporation	100	73
DynaVox, Inc.	1,081	3,654
Exactech, Inc.	109	1,744
Hansen Medical, Inc.	329,968	1,036,099
HeartWare International, Inc.	62,053	4,215,260
ICU Medical, Inc.	51,224	2,013,615
Insulet Corporation	47,830	780,586
Invacare Corporation	9,479	212,804
IRIS International, Inc.	329	2,981
Kensey Nash Corporation	72,417	1,946,569
MAKO Surgical Corporation	7,860	302,217
MELA Sciences, Inc.	49,834	286,047
Meridian Bioscience, Inc.	124,323	2,265,165
Neogen Corporation	17,427	673,554
Neoprobe Corporation	1,772,270	5,033,247
NxStage Medical, Inc.	107,381	2,468,689
Quidel Corporation	85,882	1,533,853
Rockwell Medical Technologies, Inc.	49,761	419,485
Stereotaxis, Inc.	190,674	221,182
Synergetics USA, Inc.	1,400	9,366

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Health Care - 8.9% (Continued)
Health Care Equipment & Supplies - 2.2% (Continued)
Unilife Corporation	291,310	$1,543,943
Uroplasty, Inc.	33,310	150,228
Winner Medical Group, Inc.	9,246	28,709
World Heart Corporation	1,600	480
		38,274,076
Health Care Providers & Services - 1.4%
Accretive Health, Inc.	207,761	4,946,789
Air Methods Corporation	23,119	1,868,478
Amedisys, Inc.	96,675	1,269,343
AMERIGROUP Corporation	4,600	255,898
Bio-Reference Laboratories, Inc.	185,568	3,718,783
Brookdale Senior Living, Inc.	11,500	190,670
CardioNet, Inc.	696	1,970
Centene Corporation	993	34,904
Chindex International, Inc.	2,344	26,042
Emeritus Corporation	97,930	1,734,340
Health Net, Inc.	101,072	2,808,791
HealthSouth Corporation	2,801	49,466
IPC The Hospitalist Company, Inc.	44,532	1,867,227
Kindred Healthcare, Inc.	241,031	2,808,011
LCA-Vision, Inc.	3,982	12,862
MWI Veterinary Supply, Inc.	8,570	647,035
National Research Corporation	100	3,340
Patterson Companies, Inc.	1,500	47,205
PDI, Inc.	71	457
Providence Service Corporation (The)	3,419	42,737
PSS World Medical, Inc.	62,625	1,393,406
Sunrise Senior Living, Inc.	108,797	598,383
Vanguard Health Systems, Inc.	700	6,804
		24,332,941
Health Care Technology - 0.0% (b)
Epocrates, Inc.	615	5,350
iCad, Inc.	400	292
Quality Systems, Inc.	22,760	885,592
		891,234
Life Sciences Tools & Services - 0.2%
Accelr8 Technology Corporation	511	1,466
Albany Molecular Research, Inc.	497	1,595
Apricus Biosciences, Inc.	330,211	1,436,418
Arrowhead Research Corporation	119,992	60,416
Bioanalytical Systems, Inc.	2,400	3,240
Bruker Corporation	103,609	1,495,078
Cambrex Corporation	32	176
Compugen Ltd.	973	4,087
eResearchTechnology, Inc.	67,168	343,228
Genetic Technologies Ltd.	29,064	120,616
PURE Bioscience, Inc.	274,490	194,888

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Health Care - 8.9% (Continued)
Life Sciences Tools & Services - 0.2% (Continued)
Radient Pharmaceuticals Corporation	46,192	$259
		3,661,467
Pharmaceuticals - 1.4%
Acura Pharmaceuticals, Inc.	51,863	230,272
Adeona Pharmaceuticals, Inc.	115,627	68,220
Ampio Pharmaceuticals, Inc.	57,205	406,728
Aoxing Pharmaceutical Company, Inc.	10,556	4,434
AVANIR Pharmaceuticals, Inc. - Class A	2,784,947	8,326,992
Biodel, Inc.	352,139	285,233
Biostar Pharmaceuticals, Inc.	1,386	1,178
Cadence Pharmaceuticals, Inc.	995,329	5,802,768
Cumberland Pharmaceuticals, Inc.	536	3,087
DepoMed, Inc.	24,782	111,023
Echo Therapeutics, Inc.	1,000	2,720
Impax Laboratories, Inc.	105,857	2,001,756
IntelliPharmaCeutics International, Inc.	15,839	45,141
K-V Pharmaceutical Company - Class A	251,317	278,962
Lannett Company, Inc.	128,853	527,009
Nektar Therapeutics	352,416	1,910,095
NeoStem, Inc.	595,642	399,080
Obagi Medical Products, Inc.	13,751	129,809
Oculus Innovative Sciences, Inc.	85,412	138,367
Optimer Pharmaceuticals, Inc.	2,556	36,474
Repros Therapeutics, Inc.	124,915	534,636
Salix Pharmaceuticals Ltd.	14,823	507,762
Skystar Bio-Pharmaceutical Company Ltd.	3,733	8,101
Somaxon Pharmaceuticals, Inc.	859,632	833,843
Ventrus BioSciences, Inc.	6,063	50,020
ViroPharma, Inc.	18,868	381,888
VIVUS, Inc.	86,552	816,185
XenoPort, Inc.	1,622	9,894
		23,851,677
Industrials - 9.7%
Aerospace & Defense - 1.0%
AAR Corporation	92,357	1,840,675
Aerovironment, Inc.	24,120	796,684
Alliant Techsystems, Inc.	28,768	1,670,845
American Science and Engineering, Inc.	223	15,169
Arotech Corporation	1,900	2,945
Ascent Solar Technologies, Inc.	386,056	312,705
GenCorp, Inc.	573,897	2,789,139
HEICO Corporation	16,060	915,741
Huntington Ingalls Industries, Inc.	8	236
Kratos Defense & Security Solutions, Inc.	288,376	1,825,420
National Presto Industries, Inc.	22,496	2,148,368
Spirit Aerosystems Holdings, Inc. - Class A	201,793	3,444,607
Taser International, Inc.	330,509	1,642,630
		17,405,164

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Industrials - 9.7% (Continued)
Air Freight & Logistics - 0.2%
Pacer International, Inc.	552,441	$2,601,997

Airlines - 0.4%
Allegiant Travel Company	7,095	368,656
AMR Corporation	944,122	2,483,041
Delta Air Lines, Inc.	700	5,964
LAN Airlines, S.A. - ADR	20,081	503,431
Republic Airways Holdings, Inc.	428,776	1,114,817
Southwest Airlines Company	20	171
Spirit Airlines, Inc.	500	8,230
US Airways Group, Inc.	460,130	2,654,950
		7,139,260
Building Products - 0.7%
AAON, Inc.	111,732	2,365,366
Apogee Enterprises, Inc.	50,054	546,590
Armstrong World Industries, Inc.	3,638	154,942
Builders FirstSource, Inc.	46,412	75,652
Griffon Corporation	62,492	591,799
Insteel Industries, Inc.	93,752	966,583
Masco Corporation	69,500	667,200
Trex Company, Inc.	169,626	3,134,688
Universal Forest Products, Inc.	22,895	642,663
USG Corporation	298,772	2,766,629
		11,912,112
Commercial Services & Supplies - 1.4%
A.T. Cross Company - Class A	871	10,591
ACCO Brands Corporation	193,641	1,330,314
American Reprographics Company	22,735	90,713
Cenveo, Inc.	512,402	1,921,507
Clean Harbors, Inc.	94,025	5,478,837
Courier Corporation	400	3,476
Deluxe Corporation	17,114	404,233
EnergySolutions, Inc.	128,238	483,457
EnerNOC, Inc.	188,095	1,668,403
Ennis, Inc.	22,199	324,771
Heritage-Crystal Clean, Inc.	400	6,376
Herman Miller, Inc.	318	6,567
Higher One Holdings, Inc.	12,395	218,648
HNI Corporation	11,906	286,339
Industrial Services of America, Inc.	21,962	128,697
Interface, Inc.	372,951	4,863,281
Intersections, Inc.	77,465	1,308,384
Kimball International, Inc.	2,188	12,318
Mobile Mini, Inc.	115,689	2,098,598
Quad/Graphics, Inc.	71,244	1,404,932
R.R. Donnelley & Sons Company	612	9,976
RINO International Corporation	81,543	4,893
Swisher Hygiene, Inc.	617,871	2,693,917

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Industrials - 9.7% (Continued)
Commercial Services & Supplies - 1.4% (Continued)
SYKES Enterprises, Inc.	113	$1,800
		24,761,028
Construction & Engineering - 0.4%
AECOM Technology Corporation	30,710	642,453
Aegion Corporation	101,678	1,503,818
Granite Construction, Inc.	77,282	1,738,845
Great Lakes Dredge & Dock Company	263,827	1,358,709
India Globalization Capital, Inc.	25,980	9,353
MasTec, Inc.	6,333	136,919
Orion Marine Group, Inc.	72,033	489,104
Primoris Services Corporation	1,741	22,668
Sterling Construction Company, Inc.	5	62
Tutor Perini Corporation	45,232	657,221
		6,559,152
Electrical Equipment - 1.2%
A123 Systems, Inc.	1,340,428	4,597,668
Advanced Battery Technologies, Inc.	579,689	550,994
Altair Nanotechnologies, Inc.	371,076	504,663
American Superconductor Corporation	581,720	2,536,299
AMETEK, Inc.	1,100	43,472
Beacon Power Corporation	57,124	6,124
Capstone Turbine Corporation	1,166,926	1,271,949
China BAK Battery, Inc.	387,297	356,352
China Electric Motor, Inc.	1,771	266
China Technology Development Group Corporation	2,500	2,400
Digital Power Corporation	1,677	3,103
Encore Wire Corporation	100,234	2,664,220
Ener1, Inc.	818,039	98,983
Fushi Copperweld, Inc.	405,258	2,577,441
General Cable Corporation	9,668	271,091
Global Power Equipment Group, Inc.	26,313	697,558
Hoku Corporation	184,642	278,809
Hydrogenics Corporation	3,215	19,258
Lihua International, Inc.	476,597	2,168,516
Medis Technologies Ltd.	22,419	157
New Energy Systems Group	1,300	2,314
Ocean Power Technologies, Inc.	129,572	488,486
Plug Power, Inc.	33,044	74,679
PowerSecure International, Inc.	24,687	104,920
Satcon Technology Corporation	1,002,543	1,062,696
Sensata Technologies Holding N.V.	168	5,030
Ultralife Corporation	6,004	27,138
Valence Technology, Inc.	671,856	644,310
Valpey-Fisher Corporation	100	254
Westinghouse Solar, Inc.	31,444	22,954
ZBB Energy Corporation	800	608
		21,082,712

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Industrials - 9.7% (Continued)
Industrial Conglomerates - 0.0% (b)
General Electric Company	1,100	$18,381

Machinery - 2.1%
3D Systems Corporation	160,451	2,610,538
Albany International Corporation - Class A	7,963	179,884
Art's-Way Manufacturing Company, Inc.	3,205	20,320
Barnes Group, Inc.	12,757	296,855
Briggs & Stratton Corporation	182,349	2,662,295
China Fire & Security Group, Inc.	190,583	1,688,565
China Valves Technology, Inc.	266,568	818,364
CIRCOR International, Inc.	15,306	532,955
Cleantech Solutions International, Inc.	46,590	20,034
Colfax Corporation	89,387	2,257,916
Commercial Vehicle Group, Inc.	9,816	108,270
Energy Recovery, Inc.	311,719	956,977
Federal Signal Corporation	262,710	1,239,991
Flow International Corporation	2,405	6,229
Gorman-Rupp Company (The)	87	2,338
Harsco Corporation	87,330	2,012,956
IDEX Corporation	26	922
John Bean Technologies Corporation	28,573	461,168
Kaydon Corporation	10	315
Kennametal, Inc.	26,038	1,012,618
Lindsay Corporation	42,126	2,447,521
Manitowoc Company, Inc. (The)	208,584	2,311,111
Meritor, Inc.	102,578	976,543
Met-Pro Corporation	245	2,207
Middleby Corporation (The)	23,961	2,019,433
Mueller Industries, Inc.	37,927	1,534,147
Oshkosh Corporation	20,114	419,578
PMFG, Inc.	59,915	1,225,262
Shengkai Innovations, Inc.	139,249	119,754
Tecumseh Products Company - Class A	585	3,721
Titan International, Inc.	321,089	7,224,503
Trinity Industries, Inc.	203	5,536
Twin Disc, Inc.	1,105	42,984
Wabash National Corporation	360,957	2,490,603
		37,712,413
Marine - 0.3%
Box Ships, Inc.	6,995	64,634
Diana Containerships, Inc.	31,352	164,912
Eagle Bulk Shipping, Inc.	54,948	85,169
Excel Maritime Carriers Ltd.	432,456	1,228,175
Genco Shipping & Trading Ltd.	451,563	4,064,067
		5,606,957
Professional Services - 0.8%
CBIZ, Inc.	470,866	2,980,582
Corporate Executive Board Company (The)	67,380	2,465,434
CoStar Group, Inc.	17,787	1,094,434

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Industrials - 9.7% (Continued)
Professional Services - 0.8% (Continued)
Dolan Company (The)	114,667	$1,003,336
FTI Consulting, Inc.	10,278	405,056
Hill International, Inc.	1,110	6,216
Hudson Highland Group, Inc.	65,195	301,853
Innovaro, Inc.	8,192	11,878
Kelly Services, Inc. - Class A	4,557	74,507
Kforce, Inc.	67,239	857,970
Korn/Ferry International	103,287	1,649,493
Lightbridge Corporation	87,932	219,830
Odyssey Marine Exploration, Inc.	746,463	2,127,420
Pendrell Corporation	12,301	30,507
Resources Connection, Inc.	10,902	120,903
Robert Half International, Inc.	20,424	539,806
Spherix, Inc.	1,601	3,154
Thomas Group, Inc.	900	162
Towers Watson & Company - Class A	1,200	78,840
Verisk Analytics, Inc. - Class A	6,876	241,691
Volt Information Sciences, Inc.	100	630
VSE Corporation	256	6,226
		14,219,928
Road & Rail - 0.2%
Patriot Transportation Holding, Inc.	4	92
RailAmerica, Inc.	18,300	250,161
Zipcar, Inc.	198,751	4,064,458
		4,314,711
Trading Companies & Distributors - 1.0%
Beacon Roofing Supply, Inc.	216,757	3,994,831
BlueLinx Holdings, Inc.	155	245
China Armco Metals, Inc.	140,785	50,683
GATX Corporation	68,191	2,589,894
Houston Wire & Cable Company	148,619	1,897,865
Lawson Products, Inc.	400	6,668
MSC Industrial Direct Company, Inc.	500	34,005
Rush Enterprises, Inc. - Class A	107,561	2,075,927
TAL International Group, Inc.	7,696	214,180
Titan Machinery, Inc.	33,112	772,503
Watsco, Inc.	83,765	5,164,950
		16,801,751
Information Technology - 12.6%
Communications Equipment - 1.6%
Arris Group, Inc.	118,886	1,279,213
Aruba Networks, Inc.	41,881	992,161
Bel Fuse, Inc. - Class B	300	5,364
Blue Coat Systems, Inc.	233,018	3,751,590
CIENA Corporation	251,724	3,317,722
Cogo Group, Inc.	2,321	5,570
Comverse Technology, Inc.	23,200	159,848
Digi International, Inc.	22,901	292,904
EMCORE Corporation	93,512	92,577

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Information Technology - 12.6% (Continued)
Communications Equipment - 1.6% (Continued)
Emulex Corporation	237,145	$1,987,275
Extreme Networks, Inc.	662	1,953
Finisar Corporation	8,560	175,394
Globecomm Systems, Inc.	23,153	314,649
InterDigital, Inc.	99,019	4,302,376
JDS Uniphase Corporation	6,512	78,144
KVH Industries, Inc.	44,433	327,027
Loral Space & Communications, Inc.	12	726
Meru Networks, Inc.	235,849	1,280,660
Network Equipment Technologies, Inc.	246	470
Oclaro, Inc.	125,049	513,951
Plantronics, Inc.	41,056	1,371,681
Powerwave Technologies, Inc.	1,532	5,531
Qiao Xing Mobile Communication Company Ltd.	1,984	2,063
RIT Technologies Ltd.	9,858	39,334
ShoreTel, Inc.	9,849	57,617
Sonus Networks, Inc.	605,662	1,605,004
Sycamore Networks, Inc.	15,067	289,588
Symmetricom, Inc.	9,869	50,825
Telestone Technologies Corporation	567,319	3,437,953
ViaSat, Inc.	24,360	1,037,493
Zoom Technologies, Inc.	134,895	276,535
ZST Digital Networks, Inc.	206,448	431,476
		27,484,674
Computers & Peripherals - 0.9%
Avid Technology, Inc.	153,653	952,649
Diebold, Inc.	58,093	1,875,242
Fusion-io, Inc.	5,106	158,388
Hauppauge Digital, Inc.	69,638	76,602
iGo, Inc.	15,315	18,072
Imation Corporation	325,723	2,188,858
Immersion Corporation	23,479	161,301
Intermec, Inc.	43,048	347,397
Intevac, Inc.	6,075	48,904
Lexmark International, Inc. - Class A	1,643	52,083
Logitech International S.A.	17,316	172,294
Novatel Wireless, Inc.	57,035	226,429
OCZ Technology Group, Inc.	648,681	4,586,175
Rimage Corporation	51	566
Silicon Graphics International Corporation	146,940	2,124,752
Stratasys, Inc.	71,084	1,993,195
Super Micro Computer, Inc.	4,502	72,032
Synaptics, Inc.	1,935	65,384
TransAct Technologies, Inc.	100	771
USA Technologies, Inc.	399,409	583,137
		15,704,231
Electronic Equipment, Instruments & Components - 1.5%
Anixter International, Inc.	570	33,453
Benchmark Electronics, Inc.	657	9,027

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Information Technology - 12.6% (Continued)
Electronic Equipment, Instruments & Components - 1.5% (Continued)
CalAmp Corporation	2,315	$8,542
Clearfield, Inc.	100	522
CTS Corporation	341,450	3,168,656
Daktronics, Inc.	623	6,292
DDi Corporation	16,122	148,161
Digital Ally, Inc.	4,700	3,861
Document Security Systems, Inc.	600	1,938
DTS, Inc.	61,907	1,738,968
Echelon Corporation	280,664	1,897,289
Electro Rent Corporation	6	96
FEI Company	1,528	60,753
Hollysys Automation Technologies Ltd.	989,607	8,609,581
Insight Enterprises, Inc.	7,918	133,814
IPG Photonics Corporation	67	3,542
Itron, Inc.	200	7,358
Littelfuse, Inc.	27,032	1,323,487
Maxwell Technologies, Inc.	21,805	435,446
Mesa Laboratories, Inc.	131	4,878
Methode Electronics, Inc.	527	4,896
Microvision, Inc.	949,504	674,243
Nam Tai Electronics, Inc.	12,669	60,811
OSI Systems, Inc.	42	1,861
Park Electrochemical Corporation	704	19,923
Pinnacle Data Systems, Inc.	100	119
Power-One, Inc.	1,108,774	5,488,431
Pulse Electronics Corporation	260,992	921,302
RadiSys Corporation	14,372	84,220
Research Frontiers, Inc.	70,876	277,834
ScanSource, Inc.	52	1,808
SinoHub, Inc.	43,908	18,990
SMTC Corporation	187	387
Superconductor Technologies, Inc.	170,081	275,531
SYNNEX Corporation	52,801	1,524,365
Uni-Pixel, Inc.	2,300	13,685
Vishay Intertechnology, Inc.	3,900	41,925
Vishay Precision Group, Inc.	14,846	216,603
		27,222,598
Internet Software & Services - 2.3%
Active Network, Inc. (The)	2,326	31,262
Ancestry.com, Inc.	20,890	475,665
Autobytel, Inc.	1,600	1,440
Bankrate, Inc.	44,600	868,362
Carbonite, Inc.	3,347	42,239
comScore, Inc.	23,971	506,028
Constant Contact, Inc.	101,375	2,051,830
DealerTrack Holdings, Inc.	27	586
Demand Media, Inc.	149,926	1,044,984
Digital River, Inc.	13,337	244,467
EarthLink, Inc.	385,520	2,702,495

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Information Technology - 12.6% (Continued)
Internet Software & Services - 2.3% (Continued)
Envestnet, Inc.	3,141	$36,561
FriendFinder Networks, Inc.	1,100	2,046
HSW International, Inc.	1,100	3,267
IAC/InterActiveCorporation	1,890	77,169
KIT digital, Inc.	342,013	3,078,117
LinkedIn Corporation - Class A	71,097	6,391,620
Local.com Corporation	253,953	794,873
LogMeIn, Inc.	57,551	2,340,599
Marchex, Inc. - Class B	63,066	560,657
MercadoLibre, Inc.	400	26,080
ModusLink Global Solutions, Inc.	47,557	198,788
Openwave Systems, Inc.	2,427	3,762
Phoenix New Media Ltd. - ADR	47,042	244,618
Qihoo 360 Technology Company Ltd. - ADR	34,554	698,336
Quepasa Corporation	434,166	2,097,022
Rediff.com India Ltd. - ADR	80,503	879,898
Renren, Inc.	103,662	729,781
Saba Software, Inc.	13,443	93,295
Sify Technologies Ltd. - ADR	129,591	816,423
Snap Interactive, Inc.	7,235	5,101
Stamps.com, Inc.	2,840	92,470
Support.com, Inc.	302	637
TechTarget, Inc.	110	815
Travelzoo, Inc.	264,541	8,428,276
ValueClick, Inc.	55,339	973,966
Vistaprint N.V.	6,472	226,002
Vocus, Inc.	100	2,038
Web.com Group, Inc.	164,028	1,584,511
Zillow, Inc.	49,955	1,483,164
Zix Corporation	151,158	374,872
		40,214,122
IT Services - 0.6%
Cardtronics, Inc.	22,817	568,828
Cass Information Systems, Inc.	1,063	41,659
China Information Technology, Inc.	10	10
Computer Task Group, Inc.	3,305	42,205
DJSP Enterprises, Inc.	15,586	1,403
Echo Global Logistics, Inc.	96,106	1,483,877
Euronet Worldwide, Inc.	61,506	1,191,371
Global Payments, Inc.	101,949	4,681,498
Hackett Group, Inc. (The)	670	2,767
Heartland Payment Systems, Inc.	65	1,414
Mattersight Corporation	1,825	9,216
ServiceSource International, Inc.	19,799	263,525
Stream Global Services, Inc.	242	757
Telvent GIT, S.A.	1,955	77,007
Unisys Corporation	38,680	1,005,293
VeriFone Systems, Inc.	1,131	47,740
Wright Express Corporation	42,644	1,999,151

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Information Technology - 12.6% (Continued)
IT Services - 0.6% (Continued)
Yucheng Technologies Ltd.	200	$498
Zanett, Inc.	12,650	5,187
		11,423,406
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Analogic Technologies, Inc.	245	1,068
Aixtron SE - ADR	33,886	477,115
Applied Micro Circuits Corporation	6,342	42,745
ATMI, Inc.	252	5,141
AuthenTec, Inc.	118	431
Cabot Microelectronics Corporation	88,749	3,418,612
Camtek Ltd.	10,148	22,529
Canadian Solar, Inc.	213,738	737,396
CEVA, Inc.	42,301	1,314,292
ChipMOS TECHNOLOGIES (Bermuda) LTD.	400	2,000
Cree, Inc.	181,625	4,838,490
CSR plc	1	15
Cypress Semiconductor Corporation	2,700	51,597
DayStar Technologies, Inc.	62,667	12,596
Diodes, Inc.	4,445	99,435
Energy Conversion Devices, Inc.	1,172,508	574,529
Entropic Communications, Inc.	556,060	3,236,269
Evergreen Solar, Inc.	114,139	4,451
FormFactor, Inc.	48	287
FSI International, Inc.	15,347	37,907
GSI Technology, Inc.	624	3,058
Ikanos Communications, Inc.	1,300	1,378
JinkoSolar Holding Company Ltd. - ADR	103,541	957,754
Kopin Corporation	400,188	1,620,761
LDK Solar Company Ltd.	146,738	607,495
MEMC Electronic Materials, Inc.	261	1,563
Micrel, Inc.	64,104	706,426
MIPS Technologies, Inc.	204,932	1,125,077
MKS Instruments, Inc.	959	25,548
MoSys, Inc.	112,436	435,127
Novellus Systems, Inc.	18,457	637,689
PDF Solutions, Inc.	2,879	14,884
PLX Technology, Inc.	142,891	464,396
Power Integrations, Inc.	65,112	2,319,941
QuickLogic Corporation	435	1,336
Rubicon Technology, Inc.	681,258	7,098,708
Semtech Corporation	2,574	62,857
Sigma Designs, Inc.	208,039	1,735,045
Silicon Image, Inc.	497	3,201
Silicon Laboratories, Inc.	38,835	1,660,196
STR Holdings, Inc.	359,086	3,070,185
SunPower Corporation - Class A	549,185	5,502,834
SunPower Corporation - Class B	15,117	142,856
Suntech Power Holdings Company Ltd. - ADR	203,620	557,919
Teradyne, Inc.	23,432	335,546

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Information Technology - 12.6% (Continued)
Semiconductors & Semiconductor Equipment - 2.8% (Continued)
Tower Semiconductor Ltd.	45,408	$35,886
Transwitch Corporation	20,965	47,591
TriQuint Semiconductor, Inc.	255,029	1,356,754
Veeco Instruments, Inc.	152,083	4,059,095
Vitesse Semiconductor Corporation	300	786
		49,468,797
Software - 2.9%
Accelrys, Inc.	1,178	7,810
Advent Software, Inc.	645	17,673
American Software, Inc. - Class A	925	7,233
AsiaInfo-Linkage, Inc.	608,378	6,095,948
Astea International, Inc.	100	309
Authentidate Holding Corporation	1,654	1,125
Callidus Software, Inc.	195,355	1,105,709
China CGame, Inc.	12,695	2,666
China TransInfo Technology Corporation	105,160	338,615
Concur Technologies, Inc.	68,177	3,171,594
CyberDefender Corporation	11,408	8,328
DemandTec, Inc.	102,819	777,312
Ebix, Inc.	233,693	3,998,487
EPIQ Systems, Inc.	65,853	939,064
ePlus, inc.	100	2,716
FalconStor Software, Inc.	2,760	9,356
Fundtech Ltd.	100	2,301
Magic Software Enterprises Ltd.	524,038	2,672,594
Majesco Entertainment Company	77,989	262,823
MIND C.T.I. Ltd.	800	1,568
Motricity, Inc.	174,777	307,608
Qlik Technologies, Inc.	15,900	454,263
RealD, Inc.	499,791	5,582,665
RealPage, Inc.	116,766	3,076,784
Rosetta Stone, Inc.	292,645	2,905,965
Sky-Mobi Ltd. - ADR	80,605	466,703
Sourcefire, Inc.	10,086	277,869
SRS Labs, Inc.	751	5,280
SuccessFactors, Inc.	148,479	3,964,389
Synchronoss Technologies, Inc.	82,678	2,485,301
Take-Two Interactive Software, Inc.	127,265	2,008,242
TeleCommunication Systems, Inc.	505,190	1,667,127
TeleNav, Inc.	169,174	1,449,821
THQ, Inc.	340,103	724,419
TigerLogic Corporation	500	1,185
Ultimate Software Group, Inc. (The)	21,143	1,272,386
VirnetX Holding Corporation	52,872	1,139,392
Wave Systems Corporation - Class A	737,222	1,924,149
Websense, Inc.	104,945	1,872,219
		51,008,998

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Materials - 3.7%
Chemicals - 1.2%
ADA-ES, Inc.	44,726	$683,413
American Vanguard Corporation	138,731	1,716,102
Ampal-American Israel Corporation - Class A	2,031	979
Calgon Carbon Corporation	98,947	1,578,205
Cereplast, Inc.	97,734	226,743
China Agritech, Inc.	85,645	59,951
China Gengsheng Minerals, Inc.	63,249	63,881
China Green Agriculture, Inc.	371,595	1,501,244
Clean Diesel Technologies, Inc.	122,189	427,662
Converted Organics, Inc.	1,622	18
CVR Partners, L.P.	7,549	189,857
Ferro Corporation	405,474	2,623,417
Flotek Industries, Inc.	87,590	651,670
FutureFuel Corporation	1,332	15,052
Georgia Gulf Corporation	15,700	284,170
Gulf Resources, Inc.	162,809	384,229
Hawkins, Inc.	55,755	2,134,301
OMNOVA Solutions, Inc.	535	2,370
Scotts Miracle-Gro Company (The) - Class A	9,113	442,072
Senomyx, Inc.	295,099	1,345,651
ShengdaTech, Inc.	32,215	1,450
Yongye International, Inc.	634,470	3,197,729
Zep, Inc.	746	11,369
Zoltek Companies, Inc.	433,240	3,140,990
		20,682,525
Construction Materials - 0.2%
Eagle Materials, Inc.	80,895	1,664,819
Martin Marietta Materials, Inc.	18,226	1,315,371
Texas Industries, Inc.	36,659	1,099,770
Vulcan Materials Company	600	18,774
		4,098,734
Containers & Packaging - 0.1%
AEP Industries, Inc.	10	270
Graphic Packaging Holding Company	219,738	971,242
		971,512
Metals & Mining - 1.9%
A.M. Castle & Company	373	5,106
AK Steel Holding Corporation	300,618	2,504,148
AMCOL International Corporation	117,362	3,543,159
Anooraq Resources Corporation	201,165	110,621
Augusta Resource Corporation	47,627	181,935
Avalon Rare Metals, Inc.	153,308	513,582
China Direct Industries, Inc.	17,830	16,938
China Gerui Advanced Materials Group Ltd.	60,165	150,412
China Natural Resources, Inc.	4,312	40,964
China Precision Steel, Inc.	299,375	149,688
China Shen Zhou Mining & Resources, Inc.	59,198	107,740
Crosshair Exploration & Mining Corporation	271,904	140,302
General Moly, Inc.	251,891	866,505

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Materials - 3.7% (Continued)
Metals & Mining - 1.9% (Continued)
General Steel Holdings, Inc.	103,057	$126,760
Gold Reserve, Inc.	153	428
Gold Resource Corporation	142,453	3,205,193
Golden Minerals Company	20,831	146,025
Great Northern Iron Ore Properties	7,585	790,736
Great Panther Silver Ltd.	510	1,311
Hecla Mining Company	3,000	18,810
Horsehead Holding Corporation	56,301	488,693
Ivanhoe Mines Ltd.	105	2,154
Jaguar Mining, Inc.	370,686	1,927,567
Kaiser Aluminum Corporation	43,531	2,022,450
Kimber Resources, Inc.	11,900	16,303
Midway Gold Corporation	387,796	814,372
Olympic Steel, Inc.	86,090	1,760,541
Paramount Gold and Silver Corporation	275,751	733,498
Polymet Mining Corporation	198,492	267,964
Puda Coal, Inc.	61,600	18,480
Qiao Xing Universal Resources, Inc.	25,117	22,103
Rare Element Resources Ltd.	660,341	4,312,027
Revett Minerals, Inc.	5,392	22,700
RTI International Metals, Inc.	116,235	3,067,442
Silver Bull Resources, Inc.	103,614	68,385
Silvercorp Metals, Inc.	110,287	1,042,212
SinoCoking Coal and Coke Chemical Industries, Inc.	86,511	308,844
SunCoke Energy, Inc.	700	8,834
Tanzanian Royalty Exploration Corporation	258,827	999,072
US Gold Corporation	382,301	1,735,647
Worthington Industries, Inc.	86,412	1,493,199
		33,752,850
Paper & Forest Products - 0.3%
AbitibiBowater, Inc.	4,300	73,100
Clearwater Paper Corporation	15,550	515,171
Deltic Timber Corporation	2,172	147,023
Louisiana-Pacific Corporation	260,056	1,729,372
Neenah Paper, Inc.	9	149
Orient Paper, Inc.	130,673	321,456
P.H. Glatfelter Company	142,077	2,131,155
Wausau Paper Corporation	45,271	339,532
		5,256,958
Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.5%
Alaska Communications Systems Group, Inc.	550,270	3,890,409
Atlantic Tele-Network, Inc.	14,261	541,205
Boingo Wireless, Inc.	432	3,305
CenturyLink, Inc.	16	564
Cincinnati Bell, Inc.	49,284	158,695
Cogent Communications Group, Inc.	15,440	247,812
Consolidated Communications Holdings, Inc.	18,076	341,275
Fairpoint Communications, Inc.	168,763	906,257

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Telecommunication Services - 0.6% (Continued)
Diversified Telecommunication Services - 0.5% (Continued)
Hawaiian Telcom Holdco, Inc.	378	$5,579
Iridium Communications, Inc.	243,065	1,545,893
magicJack VocalTec Ltd.	30,150	744,705
Radcom Ltd.	52,881	229,504
Telecom Italia S.p.A.	72	895
		8,616,098
Wireless Telecommunication Services - 0.1%
Cellcom Israel Ltd.	6,826	150,445
Clearwire Corporation - Class A	121,113	232,537
Leap Wireless International, Inc.	104,681	727,533
Shenandoah Telecommunications Company	689	9,343
USA Mobility, Inc.	85,003	1,110,989
		2,230,847
Utilities - 0.8%
Electric Utilities - 0.2%
DPL, Inc.	4,394	133,358
Empire District Electric Company (The)	11,851	236,664
Hawaiian Electric Industries, Inc.	11,666	295,500
ITC Holdings Corporation	300	21,804
NV Energy, Inc.	23,201	372,144
Otter Tail Corporation	9,205	178,669
PNM Resources, Inc.	400	7,192
Portland General Electric Company	5,200	127,608
UIL Holdings Corporation	25,473	868,120
Westar Energy, Inc.	44,118	1,202,657
		3,443,716
Gas Utilities - 0.2%
AmeriGas Partners, L.P.	190	8,497
China Natural Gas, Inc. (a)	229,640	175,675
Ferrellgas Partners, L.P.	1,042	22,486
New Jersey Resources Corporation	24,011	1,128,997
Northwest Natural Gas Company	35,065	1,638,237
Piedmont Natural Gas Company, Inc.	11,620	379,858
WGL Holdings, Inc.	4,425	189,434
		3,543,184
Independent Power Producers & Energy Traders - 0.1%
American DG Energy, Inc.	12,029	17,923
Atlantic Power Corporation	5,319	71,806
Constellation Energy Group, Inc.	1,200	47,640
Dynegy, Inc.	129,322	474,612
U.S. Geothermal, Inc.	184,350	79,271
		691,252
Multi-Utilities - 0.3%
Black Hills Corporation	75,085	2,531,115
CH Energy Group, Inc.	32,993	1,821,544
MDU Resources Group, Inc.	51,039	1,051,914
		5,404,573

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Utilities - 0.8% (Continued)
Water Utilities - 0.0% (b)
Artesian Resources Corporation - Class A	300	$5,460
Cadiz, Inc.	23,001	221,039
Connecticut Water Service, Inc.	415	11,097
Middlesex Water Company	5,182	98,199
SJW Corporation	93	2,165
		337,960

Total Common Stocks (Proceeds $1,165,771,292)		$1,097,499,264

CLOSED-END FUNDS - 0.0% (b)	Shares	Value
BlackRock International Growth and Income Trust	5	$39
Central GoldTrust	1,249	82,534
Gabelli Convertible and Income Securities Fund, Inc. (The)	100	539
Global High Income Fund, Inc.	176	2,207
Nuveen Floating Rate Income Opportunity Fund	44	489
PIMCO Global StocksPLUS & Income Fund	48	953
Western Asset/Claymore Inflation-Linked Securities & Income Fund	10	128
Total Closed-End Funds (Proceeds $91,404)		$86,889

EXCHANGE-TRADED FUNDS - 0.0% (b)	Shares	Value
Vanguard Extended Duration Treasury ETF	300	$34,548
WisdomTree Earnings 500 Fund	165	7,288
Total Exchange-Traded Funds (Proceeds $40,831)		$41,836

RIGHTS - 0.0% (b)	Shares	Value
First BanCorp (Puerto Rico) (a) (Proceeds $0)	358,191	$–

WARRANTS - 0.0% (b)	Shares	Value
American International Group, Inc.	854	$5,987
Magnum Hunter Resources Corporation (a)	15,718	–
Zion Oil & Gas, Inc.	44,348	13,304
Total Warrants (Proceeds $14,295)		$19,291

Total Securities Sold Short - 62.3% (Proceeds $1,165,917,822)		$1,097,647,280

ADR	- American Depositary Receipt.

(a)	Fair value priced (Note 1). Fair valued securities totaled $647,939 at October 31, 2011, representing 0.0% of net assets.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
October 31, 2011

COMMON STOCKS - 100.2%	Shares	Value
Consumer Discretionary - 16.0%
Auto Components - 1.0%
Federal-Mogul Corporation (a)	849	$14,314
Goodyear Tire & Rubber Company (The) (a)	12,500	179,500
Standard Motor Products, Inc.	15,100	234,805
Tenneco, Inc. (a)	3,300	107,976
		536,595
Automobiles - 0.6%
Thor Industries, Inc.	11,300	298,772

Distributors - 0.2%
Audiovox Corporation - Class A (a)	12,099	86,024

Diversified Consumer Services - 2.5%
Career Education Corporation (a)	8,400	135,492
Carriage Services, Inc.	166	989
Coinstar, Inc. (a)	2,500	119,350
Collectors Universe, Inc.	4,727	73,080
DeVry, Inc.	3,100	116,808
Grand Canyon Education, Inc. (a)	7,000	114,170
K12, Inc. (a)	7,700	269,885
National American University Holdings, Inc.	89	629
Regis Corporation	10,825	177,097
Service Corporation International	4,398	43,980
Sotheby's	6,600	232,452
		1,283,932
Hotels, Restaurants & Leisure - 3.6%
Ameristar Casinos, Inc.	11,400	210,900
BJ's Restaurants, Inc. (a)	2,600	137,618
Caribou Coffee Company, Inc. (a)	9,148	124,870
Carrols Restaurant Group, Inc. (a)	12,101	113,023
CEC Entertainment, Inc.	3,600	113,832
Churchill Downs, Inc.	3,000	144,210
Denny's Corporation (a)	15,632	56,275
Einstein Noah Restaurant Group, Inc.	1,544	22,728
Isle of Capri Casinos, Inc. (a)	3,100	16,864
Marcus Corporation	3,851	45,904
Papa John's International, Inc. (a)	6,800	229,568
Scientific Games Corporation (a)	17,579	152,762
Shuffle Master, Inc. (a)	11,400	120,954
Speedway Motorsports, Inc.	400	5,200
Town Sports International Holdings, Inc. (a)	1,300	11,284
Wendy's Company (The)	35,900	181,654
WMS Industries, Inc. (a)	6,700	146,797
		1,834,443
Household Durables - 0.8%
Jarden Corporation	8,200	262,646
Leggett & Platt, Inc.	7,200	157,680
		420,326

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.2% (Continued)	Shares	Value
Consumer Discretionary - 16.0% (Continued)
Internet & Catalog Retail - 0.0% (b)
1-800-FLOWERS.COM, Inc. - Class A (a)	4,500	$12,825

Leisure Equipment & Products - 0.6%
Arctic Cat, Inc. (a)	6,460	131,203
Polaris Industries, Inc.	2,300	145,682
Steinway Musical Instruments, Inc. (a)	1,288	32,457
		309,342
Media - 1.2%
Cinemark Holdings, Inc.	13,000	268,710
Global Sources Ltd. (a)	6,575	47,932
interclick, inc. (a)	2,000	14,800
Lions Gate Entertainment Corporation (a)	14,398	118,351
New York Times Company (The) - Class A (a)	19,500	148,590
		598,383
Multiline Retail - 0.4%
Bon-Ton Stores, Inc. (The)	4,000	21,120
Saks, Inc. (a)	17,600	186,032
		207,152
Specialty Retail - 4.3%
bebe stores, inc.	34,800	249,864
Brown Shoe Company, Inc.	18,300	163,053
Charming Shoppes, Inc. (a)	62,700	217,569
Chico's FAS, Inc.	10,300	127,308
Destination Maternity Corporation	3,017	49,992
DSW, Inc. - Class A	3,800	198,892
Express, Inc.	5,900	133,281
Guess?, Inc.	4,100	135,259
Monro Muffler Brake, Inc.	3,300	122,397
New York & Company, Inc. (a)	11,400	30,438
Office Depot, Inc. (a)	91,550	209,650
RadioShack Corporation	18,200	216,762
Sonic Automotive, Inc. - Class A	12,200	178,974
Vitamin Shoppe, Inc. (a)	3,700	139,527
West Marine, Inc. (a)	600	5,454
Winmark Corporation	94	4,665
		2,183,085
Textiles, Apparel & Luxury Goods - 0.8%
Movado Group, Inc.	6,600	110,418
Oxford Industries, Inc.	4,200	165,900
Perry Ellis International, Inc. (a)	6,100	153,110
		429,428
Consumer Staples - 3.8%
Beverages - 0.5%
Boston Beer Company, Inc. (The) - Class A (a)	1,400	123,872
Coca-Cola Bottling Company Consolidated	2,000	112,240
		236,112
Food & Staples Retailing - 1.8%
Andersons, Inc. (The)	3,523	130,069

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.2% (Continued)	Shares	Value
Consumer Staples - 3.8% (Continued)
Food & Staples Retailing - 1.8% (Continued)
Casey's General Stores, Inc.	3,800	$188,290
Ruddick Corporation	3,100	135,501
SUPERVALU, Inc.	24,900	199,698
Susser Holdings Corporation (a)	11,200	245,952
		899,510
Food Products - 1.1%
Darling International, Inc. (a)	8,502	119,198
Fresh Del Monte Produce, Inc.	8,954	227,969
Harbinger Group, Inc. (a)	800	4,112
Pilgrim's Pride Corporation (a)	28,000	141,120
Smart Balance, Inc. (a)	14,700	96,285
Westway Group, Inc. (a)	100	435
		589,119
Household Products - 0.2%
Central Garden & Pet Company - Class A (a)	11,400	100,206

Personal Products - 0.2%
Nature's Sunshine Products, Inc. (a)	1,400	24,304
Revlon, Inc. (a)	5,274	77,686
		101,990
Energy - 5.6%
Energy Equipment & Services - 1.6%
Matrix Service Company (a)	9,138	97,045
Mitcham Industries, Inc. (a)	2,808	40,941
OYO Geospace Corporation (a)	1,859	146,080
Patterson-UTI Energy, Inc.	3,800	77,216
SEACOR Holdings, Inc.	1,400	119,210
Superior Energy Services, Inc. (a)	3,000	84,360
TGC Industries, Inc. (a)	5,400	30,132
Vantage Drilling Company (a)	100,008	136,011
Willbros Group, Inc. (a)	15,400	78,386
		809,381
Oil, Gas & Consumable Fuels - 4.0%
Approach Resources, Inc. (a)	5,900	144,019
Callon Petroleum Company (a)	24,700	116,337
Crimson Exploration, Inc. (a)	12,307	36,675
Crosstex Energy, Inc.	7,610	99,158
CVR Energy, Inc. (a)	4,900	121,324
Energy XXI (Bermuda) Ltd. (a)	7,400	217,338
GMX Resources, Inc. (a)	58,766	146,915
Golar LNG Ltd.	6,653	268,981
Goodrich Petroleum Corporation (a)	9,405	149,069
Green Plains Renewable Energy, Inc. (a)	8,990	94,036
Hallador Energy Company	143	1,359
Rex Energy Corporation (a)	9,413	145,713
SemGroup Corporation - Class A (a)	5,300	148,294
Teekay Corporation	8,600	221,536

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.2% (Continued)	Shares	Value
Energy - 5.6% (Continued)
Oil, Gas & Consumable Fuels - 4.0% (Continued)
Western Refining, Inc. (a)	8,300	$132,634
		2,043,388
Financials - 13.8%
Capital Markets - 2.2%
Ares Capital Corporation	9,300	143,871
Calamos Asset Management, Inc. - Class A	6,168	77,039
Greenhill & Company	4,200	158,676
HFF, Inc. - Class A (a)	14,300	157,300
Janus Capital Group, Inc.	20,300	133,168
MCG Capital Corporation	19,700	91,408
PennantPark Investment Corporation	13,753	147,432
SEI Investments Company	8,200	132,758
SWS Group, Inc.	6,400	35,264
U.S. Global Investors, Inc.	7,100	53,889
		1,130,805
Commercial Banks - 3.1%
American National Bankshares, Inc.	300	5,616
Bank of Hawaii Corporation	3,200	135,136
Banner Corporation	10,901	191,530
CapitalSource, Inc.	31,800	202,248
East West Bancorp, Inc.	12,300	239,481
First Horizon National Corporation	26,653	186,306
Fulton Financial Corporation	28,700	270,928
Home Bancorp, Inc. (a)	200	2,940
MB Financial, Inc.	8,800	145,816
SVB Financial Group (a)	3,100	142,414
Washington Trust Bancorp, Inc.	883	20,733
Wilshire Bancorp, Inc. (a)	13,100	44,802
		1,587,950
Consumer Finance - 0.8%
Cash America International, Inc.	2,900	158,775
Credit Acceptance Corporation (a)	1,802	124,194
World Acceptance Corporation (a)	1,900	128,535
		411,504
Diversified Financial Services - 0.9%
CBOE Holdings, Inc.	4,300	112,359
Interactive Brokers Group, Inc. - Class A	13,200	203,016
MarketAxess Holdings, Inc.	4,600	134,458
		449,833
Insurance - 2.8%
Allied World Assurance Company Holdings A.G.	1,900	110,390
American National Insurance Company	821	58,669
AmTrust Financial Services, Inc.	5,800	147,204
Brown & Brown, Inc.	6,800	150,144
Employers Holdings, Inc.	5,987	97,109
Harleysville Group, Inc.	1,200	70,512
Kansas City Life Insurance Company	1,100	36,872
Kemper Corporation	3,400	91,426

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.2% (Continued)	Shares	Value
Financials - 13.8% (Continued)
Insurance - 2.8% (Continued)
Mercury General Corporation	4,700	$203,510
National Financial Partners Corporation (a)	3,400	46,478
Old Republic International Corporation	19,400	171,496
Platinum Underwriters Holdings Ltd.	1,623	56,204
Protective Life Corporation	7,800	145,080
Selective Insurance Group, Inc.	2,800	44,884
Universal Insurance Holdings, Inc.	412	1,739
		1,431,717
Real Estate Investment Trusts (REIT) - 2.8%
Anworth Mortgage Asset Corporation	18,500	119,325
Chimera Investment Corporation	72,000	216,720
Government Properties Income Trust	7,500	176,475
Gramercy Capital Corporation (a)	61,404	182,984
Mack-Cali Realty Corporation	4,000	112,240
MFA Financial, Inc.	17,900	120,825
PS Business Parks, Inc.	2,600	138,398
Saul Centers, Inc.	1,190	42,650
Sunstone Hotel Investors, Inc. (a)	22,900	159,155
Two Harbors Investment Corporation	17,913	167,486
		1,436,258
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	2,200	142,164

Thrifts & Mortgage Finance - 0.9%
Capitol Federal Financial, Inc.	10,571	117,232
Doral Financial Corporation (a)	21,262	25,515
Ocwen Financial Corporation (a)	14,660	212,570
Parkvale Financial Corporation	1,700	36,584
Washington Federal, Inc.	4,737	64,660
		456,561
Health Care - 12.9%
Biotechnology - 0.9%
Allos Therapeutics, Inc. (a)	19,344	28,436
DUSA Pharmaceuticals, Inc. (a)	6,375	28,687
Ligand Pharmaceuticals, Inc. (a)	6,602	97,049
Myriad Genetics, Inc. (a)	6,600	140,448
Repligen Corporation (a)	8,406	28,833
Spectrum Pharmaceuticals, Inc. (a)	14,000	155,260
Trius Therapeutics, Inc. (a)	900	6,165
		484,878
Health Care Equipment & Supplies - 2.4%
Accuray, Inc. (a)	40,800	163,200
ArthroCare Corporation (a)	4,404	132,781
CONMED Corporation (a)	800	21,016
DexCom, Inc. (a)	9,633	94,307
DynaVox, Inc. (a)	1,800	6,084
Gen-Probe, Inc. (a)	2,700	162,270
ICU Medical, Inc. (a)	1,200	47,172

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.2% (Continued)	Shares	Value
Health Care - 12.9% (Continued)
Health Care Equipment & Supplies - 2.4% (Continued)
Masimo Corporation	2,470	$51,080
RTI Biologics, Inc. (a)	53,365	240,142
Sirona Dental Systems, Inc. (a)	3,100	148,490
STAAR Surgical Company (a)	9,675	87,075
Synovis Life Technologies, Inc. (a)	3,700	66,452
		1,220,069
Health Care Providers & Services - 5.6%
Almost Family, Inc. (a)	4,200	78,288
AmSurg Corporation (a)	2,800	70,924
Assisted Living Concepts, Inc. - Class A	7,000	99,470
Capital Senior Living Corporation (a)	6,600	51,546
Catalyst Health Solutions, Inc. (a)	2,100	115,437
Chemed Corporation	4,200	249,312
Corvel Corporation (a)	3,228	166,468
Ensign Group, Inc. (The)	4,002	91,085
Health Management Associates, Inc. - Class A (a)	28,600	250,536
HealthSpring, Inc. (a)	2,800	151,032
LHC Group, Inc. (a)	6,449	101,185
LifePoint Hospitals, Inc. (a)	7,000	270,620
Molina Healthcare, Inc. (a)	10,000	211,800
Omnicare, Inc.	9,200	274,344
RadNet, Inc. (a)	6,103	15,685
Select Medical Holdings Corporation (a)	22,000	191,400
Skilled Healthcare Group, Inc. - Class A (a)	3,600	13,608
Team Health Holdings, Inc. (a)	11,926	242,336
Universal Health Services, Inc. - Class B	2,200	87,934
WellCare Health Plans, Inc. (a)	2,900	142,129
		2,875,139
Health Care Technology - 0.9%
Computer Programs & Systems, Inc.	1,800	91,926
Emdeon, Inc. - Class A (a)	12,500	237,125
HealthStream, Inc. (a)	8,999	136,605
		465,656
Life Sciences Tools & Services - 1.5%
Bio-Rad Laboratories, Inc. - Class A (a)	800	79,640
Bruker Corporation (a)	5,000	72,150
Charles River Laboratories International, Inc. (a)	8,600	277,608
Covance, Inc. (a)	5,300	268,869
MEDTOX Scientific, Inc.	4,346	63,625
		761,892
Pharmaceuticals - 1.6%
Akorn, Inc. (a)	13,700	123,163
Auxilium Pharmaceuticals, Inc. (a)	7,900	122,924
Endo Pharmaceuticals Holdings, Inc. (a)	3,500	113,085
Hi-Tech Pharmacal Company, Inc. (a)	5,200	184,704
Jazz Pharmaceuticals, Inc. (a)	5,000	194,800
XenoPort, Inc. (a)	12,900	78,690
		817,366

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.2% (Continued)	Shares	Value
Industrials - 20.5%
Aerospace & Defense - 1.9%
Alliant Techsystems, Inc.	1,800	$104,544
American Science & Engineering, Inc.	2,100	142,842
Cubic Corporation	4,500	212,040
Curtiss-Wright Corporation	6,500	213,070
GeoEye, Inc. (a)	3,900	130,923
Huntington Ingalls Industries, Inc. (a)	5,200	153,400
		956,819
Air Freight & Logistics - 1.0%
Air Transport Services Group, Inc. (a)	22,300	123,542
Hub Group, Inc. - Class A (a)	7,800	243,828
Pacer International, Inc. (a)	2,400	11,304
UTi Worldwide, Inc.	10,400	151,944
		530,618
Airlines - 0.5%
Copa Holdings, S.A. - Class A	2,300	158,861
JetBlue Airways Corporation (a)	27,100	121,408
		280,269
Building Products - 1.3%
Armstrong World Industries, Inc.	3,600	153,324
Griffon Corporation (a)	9,408	89,094
Lennox International, Inc.	7,700	247,863
Universal Forest Products, Inc.	5,503	154,469
		644,750
Commercial Services & Supplies - 3.5%
ABM Industries, Inc.	6,836	138,224
Avery Dennison Corporation	7,800	207,480
Brink's Company (The)	8,000	222,320
Casella Waste Systems, Inc. (a)	2,700	16,956
Consolidated Graphics, Inc. (a)	3,300	150,348
Copart, Inc. (a)	3,300	143,715
Corrections Corporation of America (a)	9,859	219,166
Herman Miller, Inc.	10,000	206,500
HNI Corporation	7,948	191,149
M&F Worldwide Corporation (a)	4,702	116,422
McGrath RentCorp	2,059	55,016
Quad/Graphics, Inc.	6,691	131,947
		1,799,243
Construction & Engineering - 1.1%
AECOM Technology Corporation (a)	3,600	75,312
Argan, Inc.	614	8,350
Chicago Bridge & Iron Company N.V.	6,300	230,454
Shaw Group, Inc. (The) (a)	5,700	132,582
URS Corporation (a)	4,000	142,800
		589,498
Electrical Equipment - 0.3%
Babcock & Wilcox Company (The) (a)	6,200	136,338

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.2% (Continued)	Shares	Value
Industrials - 20.5% (Continued)
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	3,600	$150,192
Standex International Corporation	3,129	120,811
		271,003
Machinery - 6.7%
Actuant Corporation - Class A	12,500	281,250
American Railcar Industries, Inc. (a)	4,978	109,815
Crane Company	3,400	149,974
EnPro Industries, Inc. (a)	4,816	165,863
Force Protection, Inc. (a)	15,700	57,776
IDEX Corporation	3,900	138,255
Kadant, Inc. (a)	4,430	95,909
Kennametal, Inc.	7,400	287,786
Lincoln Electric Holdings, Inc.	3,400	123,760
Lydall, Inc. (a)	1,900	20,824
Mueller Industries, Inc.	6,000	242,700
NACCO Industries, Inc. - Class A	1,212	99,505
Nordson Corporation	3,000	139,110
Robbins & Myers, Inc.	6,400	286,016
Snap-on, Inc.	2,600	139,542
SPX Corporation	2,500	136,525
Tennant Company	3,500	135,415
Terex Corporation (a)	5,000	83,200
Toro Company (The)	3,133	169,307
Trimas Corporation (a)	6,718	130,934
WABCO Holdings, Inc. (a)	5,000	251,050
Wabtec Corporation	2,200	147,796
Xerium Technologies, Inc. (a)	1,669	17,291
		3,409,603
Marine - 0.1%
International Shipholding Corporation	1,300	26,442

Professional Services - 0.9%
Exponent, Inc. (a)	1,665	80,220
Heidrick & Struggles International, Inc.	2,800	55,384
Hudson Highland Group, Inc. (a)	1,000	4,630
Manpower, Inc.	3,500	150,990
Mistras Group, Inc. (a)	5,678	123,780
Navigant Consulting, Inc. (a)	5,300	60,049
		475,053
Road & Rail - 2.3%
Avis Budget Group, Inc. (a)	4,344	61,250
Con-way, Inc.	11,000	324,170
Landstar System, Inc.	2,600	116,038
Marten Transport Ltd.	1,900	33,649
Quality Distribution, Inc. (a)	14,700	165,669
Roadrunner Transportation Systems, Inc. (a)	2,300	38,387
Ryder System, Inc.	5,000	254,700
Saia, Inc. (a)	1,600	21,360

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.2% (Continued)	Shares	Value
Industrials - 20.5% (Continued)
Road & Rail - 2.3% (Continued)
Werner Enterprises, Inc.	7,600	$180,120
		1,195,343
Trading Companies & Distributors - 0.4%
Aceto Corporation	5,100	32,334
DXP Enterprises, Inc. (a)	7,003	174,935
		207,269
Information Technology - 18.1%
Communications Equipment - 1.7%
ADTRAN, Inc.	8,400	282,240
EchoStar Corporation - Class A (a)	4,400	115,984
JDS Uniphase Corporation (a)	9,200	110,400
PCTEL, Inc. (a)	1,300	9,412
Riverbed Technology, Inc. (a)	8,100	223,398
Tekelec (a)	15,600	153,192
		894,626
Computers & Peripherals - 1.3%
Datalink Corporation (a)	13,900	131,772
NCR Corporation (a)	8,300	158,032
STEC, Inc. (a)	21,100	238,852
Xyratex Ltd.	12,000	163,680
		692,336
Electronic Equipment, Instruments & Components - 3.4%
Agilysys, Inc. (a)	2,509	21,301
AVX Corporation	4,450	59,675
Badger Meter, Inc.	3,264	106,863
Brightpoint, Inc. (a)	27,300	277,095
Electro Scientific Industries, Inc. (a)	1,400	17,206
Ingram Micro, Inc. - Class A (a)	11,425	204,279
IPG Photonics Corporation (a)	4,100	216,726
Itron, Inc. (a)	1,343	49,409
Kemet Corporation (a)	5,600	51,632
Measurement Specialties, Inc. (a)	3,196	99,747
Mesa Laboratories, Inc.	21	782
Molex, Inc.	9,400	232,086
Multi-Fineline Electronix, Inc. (a)	2,900	66,526
National Instruments Corporation	5,000	133,550
Tech Data Corporation (a)	3,800	186,884
Viasystems Group, Inc. (a)	1,049	21,599
		1,745,360
Internet Software & Services - 2.3%
EasyLink Services International Corporation - Class A (a)	38,994	186,002
IntraLinks Holdings, Inc. (a)	15,400	133,826
j2 Global Communications, Inc.	4,000	123,120
Liquidity Services, Inc. (a)	4,100	133,496
LoopNet, Inc. (a)	5,900	104,371
RightNow Technologies, Inc. (a)	4,700	202,147

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.2% (Continued)	Shares	Value
Information Technology - 18.1% (Continued)
Internet Software & Services - 2.3% (Continued)
WebMD Health Corporation (a)	8,300	$298,385
		1,181,347
IT Services - 3.3%
Acxiom Corporation (a)	19,100	251,929
Broadridge Financial Solutions, Inc.	6,000	133,500
DST Systems, Inc.	4,600	230,874
ExlService Holdings, Inc. (a)	7,703	200,894
Lender Processing Services, Inc.	7,000	122,850
MAXIMUS, Inc.	3,326	134,171
MoneyGram International, Inc. (a)	26,378	67,528
NCI, Inc. - Class A (a)	300	4,095
NeuStar, Inc. - Class A (a)	7,800	247,962
Syntel, Inc.	3,000	146,700
TeleTech Holdings, Inc. (a)	598	10,453
Unisys Corporation (a)	5,900	153,341
		1,704,297
Office Electronics - 0.2%
Zebra Technologies Corporation - Class A (a)	2,400	85,776

Semiconductors & Semiconductor Equipment - 2.2%
AuthenTec, Inc. (a)	7,811	28,510
Brooks Automation, Inc.	10,200	106,590
DSP Group, Inc. (a)	3,200	19,776
IXYS Corporation (a)	6,474	88,499
Kulicke & Soffa Industries, Inc. (a)	23,100	222,915
LTX-Credence Corporation (a)	4,800	30,384
MEMC Electronic Materials, Inc. (a)	18,200	109,018
Microsemi Corporation (a)	7,300	134,758
Nanometrics, Inc. (a)	7,500	126,600
Rudolph Technologies, Inc. (a)	13,040	96,105
Standard Microsystems Corporation (a)	6,097	150,962
		1,114,117
Software - 3.7%
Actuate Corporation (a)	14,867	96,635
Ariba, Inc. (a)	4,100	129,888
CommVault Systems, Inc. (a)	5,600	238,448
Convio, Inc. (a)	7,925	76,001
EPIQ Systems, Inc.	1,100	15,653
Fair Isaac Corporation	5,900	161,365
Kenexa Corporation (a)	6,809	155,722
Pervasive Software, Inc. (a)	1,800	11,214
Quest Software, Inc. (a)	15,000	263,850
S1 Corporation (a)	23,900	232,547
THQ, Inc. (a)	12,400	26,412
TiVo, Inc. (a)	29,600	320,568
VASCO Data Security International, Inc. (a)	18,300	151,158
		1,879,461

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.2% (Continued)	Shares	Value
Materials - 7.2%
Chemicals - 3.1%
Cytec Industries, Inc.	1,800	$80,406
Huntsman Corporation	24,500	287,630
Koppers Holdings, Inc.	5,008	165,715
Kronos Worldwide, Inc.	6,700	148,673
OMNOVA Solutions, Inc. (a)	17,300	76,639
Rockwood Holdings, Inc. (a)	4,700	216,388
Spartech Corporation (a)	4,300	17,458
Valspar Corporation (The)	5,600	195,272
W.R. Grace & Company (a)	7,200	300,888
Zep, Inc.	5,100	77,724
		1,566,793
Containers & Packaging - 1.6%
AEP Industries, Inc. (a)	600	16,218
Bemis Company, Inc.	8,600	241,746
Myers Industries, Inc.	8,054	98,420
Packaging Corporation of America	8,200	213,856
Sealed Air Corporation	6,800	121,040
Silgan Holdings, Inc.	3,500	131,390
UFP Technologies, Inc. (a)	600	9,048
		831,718
Metals & Mining - 2.3%
Commercial Metals Company	12,000	149,160
Compass Minerals International, Inc.	1,800	136,926
Haynes International, Inc.	2,800	163,772
Metals USA Holdings Corporation (a)	10,317	112,352
Reliance Steel & Aluminum Company	3,300	145,827
Revett Minerals, Inc. (a)	1,200	5,052
Schnitzer Steel Industries, Inc. - Class A	5,700	266,760
Steel Dynamics, Inc.	16,900	211,081
		1,190,930
Paper & Forest Products - 0.2%
KapStone Paper and Packaging Corporation (a)	7,225	118,490

Telecommunication Services - 1.1%
Diversified Telecommunication Services - 0.8%
Iridium Communications, Inc. (a)	16,600	105,576
PAETEC Holding Corporation (a)	28,800	157,824
SureWest Communications	3,094	35,488
tw telecom, inc. (a)	7,100	131,350
		430,238
Wireless Telecommunication Services - 0.3%
NTELOS Holdings Corporation	5,540	105,371
USA Mobility, Inc.	1,900	24,833
		130,204
Utilities - 1.2%
Gas Utilities - 0.6%
Atmos Energy Corporation	5,100	175,032

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.2% (Continued)	Shares	Value
Utilities - 1.2% (Continued)
Gas Utilities - 0.6% (Continued)
Southwest Gas Corporation	2,800	$110,544
		285,576
Independent Power Producers & Energy Traders - 0.2%
GenOn Energy, Inc. (a)	42,500	129,625

Multi-Utilities - 0.4%
Vectren Corporation	6,900	195,822

Water Utilities - 0.0% (b)
York Water Company	515	8,755

Total Common Stocks (Cost $47,786,668)		$51,359,524

MONEY MARKET FUNDS - 0.1%	Shares	Value
UMB Money Market Fiduciary, 0.01% (c) (Cost $44,627)	44,627	$44,627

Total Investments at Value - 100.3% (Cost $47,831,295)		$51,404,151

Liabilities in Excess of Other Assets - (0.3%)		(130,260)

Net Assets - 100.0%		$51,273,891

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of October 31, 2011.

See accompanying notes to financial statements.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TFS Capital Investment Trust

By (Signature and Title)*		/s/ Larry S. Eiben
Larry S. Eiben, President

Date	January 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Larry S. Eiben
Larry S. Eiben, President

Date	January 3, 2012

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	January 3, 2012

* Print the name and title of each signing officer under his or her signature.